As filed with the Securities and Exchange                 1933 Act File No. 333-
Commission on June 30, 2005                               1940 Act File No. 811-

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
                        PRE-EFFECTIVE AMENDMENT NO.                    [ ]
                        POST-EFFECTIVE AMENDMENT NO.                   [ ]
                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                        AMENDMENT NO.                                  [ ]
                        (CHECK APPROPRIATE BOX OR BOXES)

                              JOHN HANCOCK FUNDS II

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210

               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (617) 663-2844

                                 JOHN J. DANELLO
                601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210

                     NAME AND ADDRESS (OF AGENT FOR SERVICE)

                          COPIES OF COMMUNICATIONS TO:

                              JOHN W. BLOUCH, ESQ.
                               DYKEMA GOSSETT PLLC
                               1300 I STREET, N.W.
                              WASHINGTON, DC 20005

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)

[ ] on (date) pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of rule 485

    If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION WITH RESPECT TO THESE SECURITIES IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

        SUBJECT TO COMPLETION: PRELIMINARY PROSPECTUS DATED JUNE 30, 2005

             -------------------------------------------------------

JOHN HANCOCK FUNDS II

PROSPECTUS DATED __________, 2005
   --CLASS I, CLASS 1 AND CLASS 3 SHARES

500 Index Fund                    International Small Cap Fund       Small Cap Fund
Active Bond Fund                  International Stock Fund           Small Cap Growth Fund
All Cap Core Fund                 International Value Fund           Small Cap Index Fund
All Cap Growth Fund               Intrinsic Value Fund               Small Cap Opportunities Fund
All Cap Value Fund                Investment Quality Bond Fund       Small Cap Value Fund
Blue Chip Growth Fund             Large Cap Fund                     Small Company Fund
Bond Index Fund                   Large Cap Growth Fund              Small Company Growth Fund
Capital Appreciation Fund         Large Cap Value Fund               Small Company Value Fund
Core Bond Fund                    Managed Fund                       Special Value Fund
Core Equity Fund                  Mid Cap Core Fund                  Spectrum Income Fund
Dynamic Growth Fund               Mid Cap Index Fund                 Strategic Bond Fund
Emerging Growth Fund              Mid Cap Stock Fund                 Strategic Income Fund
Emerging Small Company Fund       Mid Cap Value Fund                 Strategic Opportunities Fund
Equity-Income Fund                Money Market Fund                  Strategic Value Fund
Financial Services Fund           Natural Resources Fund             Total Return Fund
Fundamental Value Fund            Overseas Equity Fund               Total Stock Market Index Fund
Global Allocation Fund            Pacific Rim Fund                   U.S. Core Fund
Global Bond Fund                  Quantitative All Cap Fund          U.S. Global Leaders Growth Fund
Global Fund                       Quantitative Mid Cap Fund          U.S. Government Securities Fund
Growth & Income Fund              Quantitative Value Fund            U.S. High Yield Bond Fund
Growth Fund                       Real Estate Securities Fund        U.S. Large Cap Fund
Growth Opportunities Fund         Real Return Bond Fund              U.S. Multi Sector Fund
Health Sciences Fund              Science & Technology Fund          Utilities Fund
High Yield Fund                   Short-Term Bond Fund               Value & Restructuring Fund
Income & Value Fund                                                  Value Fund
International Equity Index Fund                                      Vista Fund
International Growth Fund
International Opportunities Fund

[JOHN HANCOCK FUNDS II LOGO]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

CONTENTS

                                                                  PAGE
OVERVIEW
 SMALL CAP FUNDS
    Emerging Growth Fund.................................
    Emerging Small Company Fund..........................
    Growth Opportunities Fund
    Small Cap Fund.......................................
    Small Cap Growth Fund................................
    Small Cap Opportunities Fund.........................
    Small Cap Value Fund.................................
    Small Company Fund...................................
    Small Company Growth Fund
    Small Company Value Fund.............................
    Special Value Fund...................................
 MID CAP FUNDS
    Dynamic Growth Fund..................................
    Mid Cap Core Fund....................................
    Mid Cap Stock Fund
    Mid Cap Value Fund...................................
    Quantitative Mid Cap Fund............................
    Value Fund
    Vista Fund
 LARGE CAP FUNDS
    All Cap Core Fund....................................
    All Cap Growth Fund..................................
    All Cap Value Fund...................................
    Blue Chip Growth Fund................................
    Capital Appreciation Fund............................
    Core Equity Fund.....................................
    Equity-Income Fund...................................
    Fundamental Value Fund...............................
    Growth & Income Fund.................................
    Growth Fund
    Intrinsic Value Fund
    Large Cap Fund.......................................
    Large Cap Growth Fund................................
    Large Cap Value Fund.................................
    Quantitative All Cap Fund
    Quantitative Value Fund..............................
    Strategic Opportunities Fund.........................
    Strategic Value Fund.................................
    U.S. Core Fund
    U.S. Global Leaders Growth Fund......................
    U.S. Large Cap Fund..................................
 INTERNATIONAL FUNDS
    Global Fund..........................................
    International Growth Fund
    International Opportunities Fund
    International Small Cap Fund.........................
    International Stock Fund
    International Value Fund.............................
    Overseas Equity Fund.................................

    Pacific Rim Fund.....................................
 FIXED-INCOME FUNDS
    Active Bond Fund.....................................
    Core Bond Fund.......................................
    Global Bond Fund.....................................
    High Yield Fund......................................
    Investment Quality Bond Fund.........................
    Money Market Fund....................................
    Real Return Bond Fund................................
    Short-Term Bond Fund.................................
    Spectrum Income Fund
    Strategic Bond Fund..................................
    Strategic Income Fund................................
    Total Return Fund....................................
    U.S. Government Securities Fund......................
    U.S. High Yield Bond Fund............................
 HYBRID FUNDS
    Global Allocation Fund...............................
    Income & Value Fund..................................
    Managed Fund.........................................
    U.S. Multi Sector Fund
 SPECIALTY FUNDS
    Financial Services Fund..............................
    Health Sciences Fund.................................
    Natural Resources Fund...............................
    Real Estate Securities Fund..........................
    Science & Technology Fund............................
    Utilities Fund.......................................
    Value & Restructuring Fund
 INDEX FUNDS
    500 Index Fund
    Bond Index Fund
    International Equity Index Fund
    Mid Cap Index Fund
    Small Cap Index Fund
    Total Stock Market Index Fund

YOUR ACCOUNT
    Class I, Class 1 and Class 3 shares
    Transaction policies
    Disruptive short-term trading
    Dividends and account policies
FUND DETAILS
    Business structure
    Subadviser information and management biographies
FINANCIAL HIGHLIGHTS
APPENDIX A - Management fee schedules
FOR MORE INFORMATION                                              Back Cover

OVERVIEW

JOHN HANCOCK FUNDS II

The funds of John Hancock Funds II (sometimes referred to as the "Fund") offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

This prospectus relates to the Class I, Class 1 and Class 3 shares of the funds. Class I shares are sold to the Lifestyle Portfolios, which are other funds of the Fund, and to certain institutional investors; Class 1 shares are sold only to certain insurance company separate accounts; and Class 3 shares are sold only to certain qualified retirement plans.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

INVESTMENT MANAGEMENT

John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to the Fund and each of the funds. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. The Adviser administers the business and affairs of the Fund and retains and compensates investment subadvisers which manage the assets of the funds. Each subadviser formulates a continuous investment program for each fund it subadvises, consistent with the fund's investment goals and policies. The Adviser and each of the subadvisers is registered as an investment adviser under the Investment Advisers Act of 1940 or is exempt from such registration.

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[GRAPHIC]

GOAL AND STRATEGY

The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC]

PAST PERFORMANCE

The fund's total return, measured year-by-year and over time.

[GRAPHIC]

MAIN RISKS

The major risk factors associated with the fund.

[GRAPHIC]

YOUR EXPENSES

The overall costs borne by an investor in the fund, including annual expenses.

FUND PROFILES

                                 SMALL CAP FUNDS

EMERGING GROWTH FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited. ("MFC Global (U.S.A.)")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks superior long-term rates of return through capital appreciation. To pursue this goal, the fund normally invests in high quality securities and convertible instruments of small-cap U.S. companies with a proven track record of performance and/or growth.

The fund will focus on purchasing such securities of companies whose growth prospects are better than average because they have a unique product or a technology/service edge or an expanding market share. The fund may also invest to a limited extent in fixed-income securities, including money market instruments.

In managing the portfolio, MFC Global (U.S.A.) focuses on a universe of approximately 1,000 leading emerging stocks with growth prospects that are expected to be better than average, derived through a host of considerations including: size, fundamental analysis, balance sheet and market share analysis, company and industry growth prospectus and management interviews. The subadviser then uses a proprietary, quantitative system to rank stocks based on a variety of financial measures. Top-ranked stocks meeting both fundamental and quantitative criteria will be considered for the portfolio.

The fund may invest to a limited extent in foreign securities and may have exposure to foreign currencies through its investment in these securities, direct holdings of foreign currencies or use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q4 `04, 11.97%
Worst Quarter: Q3 `04, -6.13%

INDEX (reflects no fees or taxes)

RUSSELL 2000 GROWTH INDEX -- an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

2004

6.9%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04(a)

                           1 YEAR   SINCE INCEPTION
Class I (b)                  6.89%      22.43%
Class 1                      6.89%      22.43%
Class 3(c)                   6.89%      22.43%
Russell 2000 Growth Index   14.31%      33.26%

-------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on May 5, 2003. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

    - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

    - SMALL/MID CAP STOCK RISK. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

    - GROWTH STOCK RISK. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

    - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

    - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

    - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees     -      0.05%    0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

--------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed
[ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES  YEAR 1  YEAR 3  YEAR 5  YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The MFC Global (U.S.A.) portfolio managers for the fund and its predecessor and the year each joined the fund team are:

Robert Lutzko (2003)
Niall Brown (2003)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

EMERGING SMALL COMPANY FUND

SUBADVISER: Franklin Advisers, Inc. ("Franklin")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its total assets in common stock equity securities of companies with market capitalizations that approximately match the range of capitalizations of the Russell 2000 Growth Index ($59 million to $3.6 billion at of December 31, 2004). Equity securities also include preferred stocks, securities convertible into common stocks, and warrants for the purchase of common stocks.

The fund may also invest up to 20% (measured at the time of purchase) of its total assets in any combination of the following if the investment presents a favorable investment opportunity consistent with the fund's investment goal:

    - equity securities of larger capitalization companies which Franklin believes have the potential for strong growth potential, and

    - relatively well-known, larger companies in mature industries which Franklin believes have the potential for capital appreciation.

In managing the portfolio, Franklin will choose small cap companies that it believes are positioned for above average growth in revenues, earnings or assets. Franklin looks for companies it believes have distinct and sustainable competitive advantages, such as a particular marketing or product niche, proven technology and industry leadership. Franklin uses a disciplined "bottom-up" approach to stock selection, blending fundamental and quantitative analysis. Franklin diversifies the portfolio's assets across many industries, and from time to time may invest substantially in certain sectors, including electronic technology and technology services. Small companies often pay no dividends, and current income is not a factor in the selection of stocks. The fund may invest in Internet-related companies.

The fund may invest up to 25% of its total assets in foreign securities, including those of developing or undeveloped markets, and sponsored or unsponsored American, European and Global Depositary Receipts. The subadviser currently intends to limit the fund's investments in foreign securities to 10% of its total assets. The fund may also invest up to 10% of its total assets in real estate investment trusts.

The fund may invest up to 5% of its total assets in corporate debt securities that Franklin believes have the potential for capital appreciation as a result of improvements in the creditworthiness of the issuer. Debt securities may include bonds, notes and debentures. The portfolio may invest in both rated and unrated debt securities. The portfolio will only purchase securities rated "B" or above by Moody's or Standard & Poor's (or comparable unrated securities). The portfolio will not invest more than 5% of its total assets in non-investment grade securities (rated lower than "BBB" by Standard & Poor's or "Baa" by Moody's or comparable unrated securities).

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q4, `99, 59.08%
Worst Quarter: Q1, `01, -26.19%

INDEX (reflects no fees or taxes)

RUSSELL 2000 GROWTH INDEX -- an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1997   1998  1999   2000    2001    2002   2003   2004
17.1%  0.1%  73.5%  -4.3%  -22.2%  -29.2%  39.7%  11.5%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                           1 YEAR   5 YEARS  SINCE INCEPTION
Class I (b)                 11.52%   -3.87%       6.62%
Class 1                     11.52%   -3.87%       6.62%
Class 3(c)                  11.52%   -3.87%       6.62%
Russell 2000 Growth Index   14.31%   -3.57%       3.96%

-------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on January 1, 1997. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio. Effective May 1, 1999, the predecessor JHT portfolio changed its subadviser and its investment objective. Performance reflects results prior to these changes.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      -     EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      -     SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

      -     GROWTH STOCK RISK. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

      -     INTERNET RELATED INVESTMENTS RISK. Companies engaged in
                  Internet-related activities are particularly vulnerable to (a) rapidly changing technology, (b) extensive government regulation and (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, such companies may be difficult to value, and many have high share prices relative to their earnings which may not be sustainable over the long-term. Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations; there can be no guarantee that such financing will be available.

      -     FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      -     REAL ESTATE SECURITIES RISK. REITs or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependant on management skills and generally are not diversified. They could also fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions under the 1940 Act. Mortgage REITs may be affected by the quality of any credit extended.

      -     FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

      -     HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

      -     DERIVATIVES RISK. The fund's use of certain derivative instruments
                  (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees     -      0.05%    0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

--------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed
[ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES  YEAR 1  YEAR 3  YEAR 5  YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

Members of Franklin's management team for the fund and its predecessor and the year each joined the fund team are:

Michael McCarthy (1999)
Zachary Perry (2004)
Brad Carris (2004)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

GROWTH OPPORTUNITIES FUND

SUBADVISER: Grantham, Mayo, van Otterloo & Co. LLC ("GMO")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital growth. To pursue this goal, the fund seeks to outperform its benchmark. The fund typically makes equity investments in companies whose stocks are included in the Russell 2500 Index, or in companies with total market capitalizations similar such companies ("small cap companies"). As of ____ __, 200__, the average market capitalization of companies in the Russell 2500 Index was approximately $__ billion; the median market capitalization was approximately $____ million; and the capitalization of the largest company was approximately $___ billion. The fund normally invests at least 80% of its assets in investments in small cap companies.

The fund's benchmark is the Russell 2500 Growth Index, which measures the performance of stocks included in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

In managing the portfolio, the subadviser uses proprietary research and multiple quantitative models to identify small cap company stocks it believes have improving fundamentals. The subadviser then narrows the selection to small cap company stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks are trading at prices below what the subadviser believes to be their true fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the portfolio may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

[GRAPHIC]

PAST PERFORMANCE

Performance information is not presented for the fund because it commenced operations on October 31, 2005 and has not yet completed a full calendar year of operations. Generally, performance may be expected to vary from year to year. Past performance, when presented, does not indicate future results.

[GRAPHIC]

MAIN RISKS

    - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

    - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

    - GROWTH STOCK RISK. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

    - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

    - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees      -     0.05%    0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES  YEAR 1  YEAR 3
Class I
Class 1
Class 3


PORTFOLIO MANAGERS

GMO's U.S. Quantitative Investment Division manages the fund. The senior members of the Division with responsibilities for the fund and the year each joined the fund team are:

Robert Soucy (October 2005)
Sam Wilderman (October 2005)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

SMALL CAP FUND

SUBADVISER: Independence Investment LLC ("Independence")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks maximum capital appreciation consistent with reasonable risk to principal. To pursue this goal, the fund normally invests at least 80% of its net assets in equity securities of small cap companies whose market capitalization does not exceed the greater of (a) $2 billion, (b) the market capitalization of the companies in the Russell 2000 Index ($6.4 billion as of March 31, 2005), and (c) the market capitalization of the companies in the S&P Small Cap 600 Index ($5.2 billion as of March 31, 2005).

In managing the portfolio, Independence selects securities using a bottom-up selection process that focuses on stocks of statistically undervalued yet promising companies that it believes are likely to show improving fundamental prospects with identifiable catalysts for change. Examples of catalysts the subadviser may consider include a new product, new management, regulatory changes, industry or company restructuring or a strategic acquisition.

The subadviser will attempt to identify undervalued securities using quantitative screening parameters, including various financial ratios and "earnings per share" revisions, which measure the change in earnings estimate expectations. The subadviser additionally narrows the list of stocks using fundamental security analysis, which may include on-site visits, outside research and analytical judgment.

The fund may sell a stock, for example, if: the stock reaches the target price set by the subadviser; the subadviser decides, using the same quantitative screens as in the selection process, that the stock is statistically overvalued; or the subadviser decides the earnings expectations or fundamental outlook for the company have deteriorated.

The fund may invest in initial public offerings ("IPOs") and may purchase other types of securities that are not primary investment vehicles, such as U.S. dollar denominated foreign securities and ADRs or certain Exchange-traded funds ("ETFs"). ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

For periods prior to October 31, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio. Performance information is not provided for the fund since its predecessor JHT portfolio commenced operations in May 2005 and has not yet completed a full calendar year of operations. Generally, performance may be expected to vary from year to year. Past performance, when presented, does not indicate future results.

[GRAPHIC]

MAIN RISKS

    - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

    - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

    - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

    - INITIAL PUBLIC OFFERINGS ("IPOs") RISK. The fund is subject to the risks associated with purchases of shares issued in IPOs by companies that have little operating history as public companies. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time.

    - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

    - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees     -      0.05%    0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

--------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES  YEAR 1  YEAR 3  YEAR 5  YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGER

The Independence portfolio manager for the fund and its predecessor and the year he joined the fund team are:

Charles S. Glovsky, CFA (May 2005)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

SMALL CAP GROWTH FUND

SUBADVISER: Wellington Management Company, LLP ("Wellington Management")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings. Small cap companies are those with market capitalization that are within the range of capitalization of companies represented in either the Russell 2000 Growth Index ($59 million to $3.6 billion as of December 31, 2004) or the Russell 2000 Index ($59 million to $3.6 billion as of December 31, 2004).

In managing the portfolio, Wellington Management selects stocks using a combination of quantitative screens and bottom-up, fundamental security research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation. The subadviser looks for companies based on a combination of criteria including one or more of the following:

      -     Improving market shares and positive financial trends;

      -     Superior management with significant equity ownership; and

      -     Attractive valuations relative to earnings growth outlook.

The fund is likely to experience periods of higher turnover in portfolio securities because the subadviser frequently adjusts the selection of companies and/or their position size based on these criteria. The fund's sector exposures are broadly diversified but are primarily a result of stock selection and therefore may vary significantly from the benchmark.

The fund may invest in initial public offerings ("IPOs") and may also purchase U.S. dollar denominated foreign securities and certain Exchange-traded funds ("ETFs"), but not as a principal investment strategy.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q4 `01, 26.90%
Worst Quarter: Q3 `01, -27.11%

INDEX  (reflects no fees or taxes)

RUSSELL 2000 GROWTH INDEX -- an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1997   1998   1999   2000   2001    2002   2003   2004
25.6%  -6.0%  -3.4%  -8.9%  -3.8%  -28.2%  48.8%   9.5%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04(a)

                           1 YEAR  5 YEARS  SINCE INCEPTION
Class I (b)                  9.45%    0.50%      2.99%
Class 1(c)                   9.45%    0.50%      2.99%
Class 3(d)                   9.45%    0.50%      2.99%
Russell 2000 Growth Index   14.31%   -3.57%      3.37%
Combined Index              14.31%    8.69%      8.85%

-------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on April 29, 2005 when it succeeded to the operations and assumed the historical performance of the sole class of shares (the "VST Shares") of a John Hancock Variable Series Trust I portfolio which had commenced operations on May 1, 1996. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the JHT predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the JHT predecessor portfolio.

(b) The NAV shares of the JHT predecessor portfolio had (and the Class I shares have) higher expenses than the VST Shares. Performance would be lower if adjusted for these higher expense.

(c) The Series I shares of the JHT predecessor portfolio had (and the Class 1 shares have) higher expenses than the VST Shares. Performance would be lower if adjusted for these higher expenses.

(d) The Class 3 shares have higher expenses than the Series I shares of the JHT predecessor portfolio, and those Series I shares had higher expenses that the VST Shares. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

    - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

    - GROWTH STOCK RISK. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

    - INVESTMENT CATEGORY RISK. The fund's strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

    - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

    - INITIAL PUBLIC OFFERINGS ("IPOS") RISK. The fund is subject to the risks associated with purchases of shares issued in IPOs by companies that have little operating history as public companies. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time.

    - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees     -      0.05%    0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

--------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES  YEAR 1  YEAR 3  YEAR 5  YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGER

The Wellington Management portfolio manager for the fund and its predecessor and the year he joined the fund team are:

Steven C. Angeli, CFA (2003)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

SMALL CAP OPPORTUNITIES FUND

SUBADVISER: Munder Capital Management ("Munder")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. Small-capitalization companies are those companies with market capitalizations within the range of the companies in the Russell 2000 Index ($59 million to $3.6 billion as of December 31, 2004).

The fund attempts to provide potentially higher returns than a portfolio that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors or have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

In managing the portfolio, Munder will usually select equity securities of companies that it believes can be purchased at prices significantly below their inherent values. A company's equity securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company.

In addition to valuation, the subadviser considers these factors, among others in choosing companies:

      -     stable or improving earnings records;

      -     sound finances;

      -     above-average growth prospectus;

      -     participation in a fast growing industry;

      -     strategic niche position in a specialized market; and

      -     adequate capitalization.

The fund may write covered call options during especially volatile markets and also invest in equity securities of larger capitalization companies. Even though the fund will receive the option premium to help protect it against loss, a call option sold by the fund will expose the portfolio during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain. The fund may also engage in short-term trading of portfolio securities.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of NAV, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q4 `03, 18.89%
Worst Quarter: Q2 `04, -0.29%

INDEX (reflects no fees or taxes)

RUSSELL 2000 VALUE INDEX -- an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

2004
25.8%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04(a)

                          1 YEAR  SINCE INCEPTION
Class I (b)                25.78%      40.69%
Class 1                    25.78%      40.69%
Class 3(c)                 25.45%      40.47%
Russell 2000 Value Index   22.25%      38.34%

-------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on May 5, 2003. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

    - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

    - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

    - INVESTMENT CATEGORY RISK. The fund's strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform large cap stocks. Similarly, the fund's strategy of investing in value stocks carries the risk that in certain markets value stocks will underperform growth stocks.

    - ACTIVE PORTFOLIO TRADING RISK. The fund may actively trade portfolio securities, which could increase transaction costs (thus lowering performance) and increase your taxable distributions.

    - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees     -      0.05%    0.40%
Other expenses(a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

--------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES       YEAR 1  YEAR 3  YEAR 5  YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The Munder portfolio managers for the fund and its predecessor and the year each joined the fund team are:

John P. Richardson, CFA (2003)
Julie R. Hollinshead, CFA (2003)
Robert E. Crosby, CFA (2003)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

SMALL CAP VALUE FUND

SUBADVISER: Wellington Management Company, LLP ("Wellington Management")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in small-cap companies that are believed to be undervalued by various measures and to offer good prospects for capital appreciation. Small cap companies are those with market capitalizations within the range of capitalizations of companies represented in either the Russell 2000 Value Index ($80 million to $3.04 billion as of December 31, 2004) or the Russell 2000 Index ($59 million to $3.6 billion as of December 31, 2004).

In managing the portfolio, Wellington Management employs a value-oriented investment approach, using proprietary fundamental research to identify stocks that it believes have distinct value characteristics based on industry-specific valuation criteria. Wellington Management focuses on high quality companies with a proven record of above average rates of profitability that sell at a discount relative to the overall small cap market. Fundamental research is then used to identify those companies demonstrating one or more of the following characteristics:

    -   Sustainable competitive advantages within a market niche;

    - Strong profitability and free cash flows; o Strong market share positions and trends;

    -   Quality of and share ownership by management; and

    - Financial structures that are more conservative than the relevant industry average.

The fund's sector exposures are broadly diversified but are primarily a result of stock selection and may, therefore, vary significantly from its benchmark.

The fund may invest in initial public offerings ("IPOs") and may also purchase securities of real estate investment trusts or other real estate-related equity securities, U.S. dollar denominated foreign securities or certain
Exchange-traded funds ("ETFs"), but not as a principal investment strategy.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q2 `03, 18.86%
Worst Quarter: Q3 `02, -17.81%

INDEX (reflects no fees or taxes)

RUSSELL 2000 VALUE INDEX -- an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

2000   2001   2002   2003   2004
34.2%  19.1%  -6.4%  38.0%  25.5%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04(a)

                          1 YEAR  5 YEARS  SINCE INCEPTION
Class I  (b)               25.45%   20.95%       20.60%
Class 1 (c)                25.45%   20.95%       20.60%
Class 3 (d)                25.45%   20.95%       20.60%
Russell 2000 Value Index   22.26%   17.23%       15.97%
Combined Index             22.26%   16.84%       15.89%

----------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on April 29, 2005 when it succeeded to the operations and assumed the historical performance of the sole class of shares (the "VST Shares") of a John Hancock Variable Series Trust I portfolio which had commenced operations on August 31, 1999. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the JHT predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the JHT predecessor portfolio.

(b) The NAV shares of the JHT predecessor portfolio had (and the Class I shares have) higher expenses than the VST Shares. Performance would be lower if adjusted for these higher expenses.

(c) The Series I shares of the JHT predecessor portfolio had (and the Class 1 shares have) higher expenses than the VST Shares. Performance would be lower if adjusted for these higher expenses.

(d) The Class 3 shares have higher expenses than the Series I shares of the JHT predecessor portfolio, and those Series I shares had higher expenses that the VST Shares. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

    - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

    - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

    - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

    - INITIAL PUBLIC OFFERINGS ("IPOS") RISK. The fund is subject to the risks associated with purchases of shares issued in IPOs by companies that have little operating history as public companies. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time.

    - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees     -      0.05%    0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

--------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES  YEAR 1  YEAR 3  YEAR 5  YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The Wellington Management portfolio managers for the fund and its predecessor and the year each joined the fund team are:

Stephen T. O'Brien, CFA (2002)
Timothy J. McCormack, CFA (2002)
Shaun F. Pedersen (2004)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

SMALL COMPANY FUND

SUBADVISER: American Century Investment Management, Inc. ("American Century")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital growth. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of U.S. companies that, at the time of investment, have market capitalization not greater than that of the largest company in the S&P Small Cap 600 Index ($300 million to $1 billion, as of December 31, 2004). In addition, if the subadviser determines that the availability of small-sized companies in which to invest is not adequate to meet the fund's investment needs, the fund may invest up to 20% of its assets in medium- and larger-sized companies.

In managing the portfolio, American Century utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the subadviser ranks stocks, primarily smaller companies, from most to least attractive. This is determined by using a computer model that combines measures of a stock's value and its growth potential. To measure value, the subadviser uses ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the subadviser uses the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the subadviser uses a technique called portfolio optimization. In portfolio optimization, the subadviser uses a computer to build a portfolio of stocks from the ranking described above that the subadviser believes will provide the optimal balance between risk and expected return. The goal is to create a portfolio that provides better returns than its benchmark without taking on significant additional risk.

The subadviser does not attempt to time the market. Instead, under normal market conditions, the subadviser intends to keep the fund fully invested in stocks regardless of the movement of stock prices generally. When the subadviser believes it is prudent, the portfolio may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleverage futures contracts and other similar securities. The fund may invest in initial public offerings ("IPOs") and may also purchase securities of other investment companies, including exchange-traded funds ("ETFs").

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

For periods prior to October 31, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio. Performance information is not provided for the fund since its predecessor JHT portfolio commenced operations in May 2004 and has not yet completed a full calendar year of operations. Generally, performance may be expected to vary from year to year. Past performance, when presented, does not indicate future results.

[GRAPHIC]

MAIN RISKS

    - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

    - SMALL CAP AND MID CAP STOCK RISK. The fund's investments in small cap and mid cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, small cap and mid cap companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

    - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

    - INITIAL PUBLIC OFFERINGS ("IPOs") RISK. The fund is subject to the risks associated with purchases of shares issued in IPOs by companies that have little operating history as public companies. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees     -      0.05%    0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES  YEAR 1  YEAR 3  YEAR 5  YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The American Century portfolio managers for the fund and its predecessor and the year each joined the fund team are:

William Martin (May 2004)
Wilhelmine von Turk (May 2004)
Thomas P. Vaiana (May 2004)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

SMALL COMPANY GROWTH FUND

SUBADVISER: A I M Capital Management, Inc. ("AIM")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in securities of small-capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index. As of December 31, 2004, the capitalizations of companies included in the Russell 2000 Index ranged from $59 million to $3.6 billion).

The fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

In selecting investments, AIM seeks to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The subadviser anticipates that the fund, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. The subadviser allocates investments among fixed-income securities based on its view as to the best values then available in the marketplace. AIM considers whether to sell a particular security when any of these factors materially changes.

The fund may hold a portion of its assets in cash or cash equivalents, including shares of money market funds affiliated with the subadviser as well as U.S. and foreign dollar-denominated money market securities.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

Performance information is not presented for the fund because it commenced operations on October __, 2005 and has not yet completed a full calendar year of operations. Generally, performance may be expected to vary from year to year. Past performance, when presented, does not indicate future results.

[GRAPHIC]

MAIN RISKS

    - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

    - INVESTMENT CATEGORY RISK. The fund's strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

    - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

    - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

    - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees     -      0.05%    0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [%]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be [after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES  YEAR 1  YEAR 3
Class I
Class 1
Class 3

PORTFOLIO MANAGER

AIM's management team member primarily responsible for the fund and the year he joined the fund team are:

Ryan E. Crane (October 2005)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

SMALL COMPANY VALUE FUND

SUBADVISER: T. Rowe Price Associates, Inc. ("T. Rowe Price")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase ($3.6 billion as of December 31, 2004). Market capitalizations of companies in the Russell 2000 Index change over time, however, and the fund will not sell a stock just because a company has grown to a market capitalization outside the range of the Russell 2000 Index. The fund may occasionally purchase companies with a market cap above this range.

In managing the portfolio, T. Rowe Price reflects a value approach and will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. The subadviser seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, they generally look for some of the following factors:

    - low price/earnings, price/book value or price/cash flow ratios relative to the S&P 500, the company's peers or its own historic norm;

    -   low stock price relative to a company's underlying asset values;

    - above-average dividend yield relative to a company's peers or its own historic norm;

    -   a plan to improve the business through restructuring; or

    -   a sound balance sheet and other positive financial characteristics.

While most assets will be invested in U.S. common stocks, the fund may purchase other securities, including foreign securities (up to 20% of it's total assets), futures, and options.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

In pursuing the fund's investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q2 `03, 16.97%
Worst Quarter: Q3 `98, -18.31%

INDEX (reflects no fees or taxes)

RUSSELL 2000 VALUE INDEX -- an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1998   1999   2000   2001   2002   2003   2004
-4.7%   8.0%   5.9%   6.5%  -5.9%  33.7%  25.3%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                          1 YEAR   5 YEARS   SINCE INCEPTION
Class I (b)                25.31%    12.20%        8.01%
Class 1                    25.31%    12.20%        8.01%
Class 3(c)                 24.99%    12.12%        7.95%
Russell 2000 Value Index   22.25%    17.23%       10.59%

-------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on October 1, 1997. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

    - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

    - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

    - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

    - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

    - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees     -      0.05%    0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

--------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES  YEAR 1  YEAR 3  YEAR 5  YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGER

The T. Rowe Price portfolio manager for the fund and its predecessor and the year he joined the fund team are:

Preston G. Athey, CFA (2001)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

SPECIAL VALUE FUND

SUBADVISER: Salomon Brothers Asset Management Inc ("SaBAM")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital growth. To pursue this goal, the fund normally invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of smaller capitalized U.S. companies. Smaller capitalized companies are those whose market capitalization at the time of investment is no greater than the market capitalization of companies in the Russell 2000 Value Index ($3.04 billion as of December 31, 2004). Equity securities include exchange-traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities and warrants and rights relating to equity securities.

In managing the portfolio, SaBAM emphasizes individual security selection while spreading the fund's investments among industries and sectors. SaBAM uses both quantitative and fundamental methods to identify stocks of smaller capitalization companies it believes have the best prospects for outperforming its competition. Quantitative methods are screening mechanisms to identify potential investments and include review of: (a) stock yields, (b) stock prices,
(c) cash flow and (d) rankings.

SaBAM uses quantitative parameters to select a universe of smaller capitalized companies that fit the fund's general investment criteria. In selecting individual securities from within this range, SaBAM looks for "value" attributes, such as:

    -   low stock price relative to earnings, book value and cash flow; and

    -   high return on invested capital.

The subadviser also uses quantitative methods to identify catalysts and trends that might influence the portfolio's industry or sector focus, or the subadviser's individual security selection.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q4 `04, 11.79%
Worst Quarter: Q, `04, -0.83%

INDEX (reflects no fees or taxes)

RUSSELL 2000 VALUE INDEX -- an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

2004
20.2%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04(a)

                          1 YEAR   SINCE INCEPTION
Class I (b)                20.18%        28.79%
Class 1                    20.18%        28.79%
Class 3(c)                 20.18%        28.79%
Russell 2000 Value Index   22.25%        38.34%

-------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on May 5, 2003. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

    - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

    - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

    - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

    - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees     -      0.05%    0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

--------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES  YEAR 1  YEAR 3  YEAR 5  YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGER

The SaBAM portfolio manager for the fund and its predecessor and the year he joined the fund team are:

Peter J. Hable (2003)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

                                  MID CAP FUNDS

DYNAMIC GROWTH FUND

SUBADVISER: Deutsche Asset Management, Inc. (DeAM")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests the majority of its assets in the stock and other securities with equity characteristics of U.S. companies with market capitalizations, at the time of purchase, within the market capitalization range of the Russell Mid Cap Growth Index ($631 million to $33.8 billion at December 31, 2004). The subadviser believes these companies contain the greatest concentration of businesses with significant growth prospects.

In managing the portfolio, DeAM focuses on individual security selection rather than industry selection. DeAM uses an active process which combines financial analysis with company visits to evaluate management and strategies. In its "bottom-up" approach to picking securities, DeAM

    - focuses on undervalued stocks with fast-growing earnings and superior near-to-intermediate term performance potential.

    - emphasizes individual selection of medium-sized stocks across all economic sectors, early in their growth cycles and with the potential to be the blue chips of the future.

    - generally seeks companies with leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources.

    - screens within the market capitalization range of the S&P Mid-Cap 400 Index for medium-sized companies with growth and profitability.

The fund may invest in internet related companies.

The fund may invest in convertible securities when DeAM believes it is more advantageous than investing in a company's common stock. The fund may also invest up to 20% of its assets in stocks and other securities of companies based outside the U.S. Under normal conditions, this tactic will not comprise a major element of its strategy.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may invest for defensive purposes up to 100% of the its assets in the common stock of larger companies, in fixed-income securities, or short-term money market securities. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q2 `03, 16.05%
Worst Quarter: Q4 `00, -32.20%

INDEX (reflects no fees or taxes)

RUSSELL MIDCAP GROWTH INDEX -- an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

 2001    2002   2003   2004
-40.2%  -28.4%  29.0%  10.0%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04(a) (b)

                             1 YEAR  SINCE INCEPTION
Class I  (c)                  10.00%      -18.36%
Class 1                       10.00%      -18.36%
Class 3  (d)                  10.00%      -18.36%
Russell Midcap Growth Index   15.48%       -5.42%

----------------------------
(a) DeAM became the subadviser to the predecessor portfolio on November 25, 2002; the table includes performance prior to that date.

(b) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on May 1, 2000. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(c) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(d) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

    - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

    - INVESTMENT CATEGORY RISK. The fund's strategy of investing in growth stocks carries the risk that in certain markets growth stocks will underperform value stocks.

    - SMALL/MID CAP STOCK RISK. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

    - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

    - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

    - INTERNET RELATED INVESTMENTS RISK. Companies engaged in Internet-related activities are particularly vulnerable to (a) rapidly changing technology, (b) extensive government regulation and (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, such companies may be difficult to value, and many have high share prices relative to their earnings which may not be sustainable over the long-term. Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations; there can be no guarantee that such financing will be available.

    - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees     -      0.05%    0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement Net fund
operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES  YEAR 1  YEAR 3  YEAR 5  YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The DeAM portfolio managers of the fund and its predecessor and the year each joined the fund team are:

Samuel A. Dedio (2002)
Robert Janis (2004)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

MID CAP CORE FUND

SUBADVISER: A I M Capital Management, Inc. (AIM")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month ($631 million to $33.8 billion at December 31, 2004).

In managing the portfolio, AIM seeks to identify those companies that are, in its view, undervalued relative to current or projected earnings or current market value of assets owned. The primary emphasis of the subadviser's search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies evidencing improving prospects which are not yet reflected in the value of their equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets. The subadviser considers whether to sell a particular security when any of these factors materially changes.

In complying with the 80% investment requirement, the fund's investments may include synthetic instruments (investments that have economic characteristics similar to the fund's direct investments).

The fund may invest: up to 20% of it assets in equity securities of companies in other market capitalization ranges; up to 20% of its assets in investment-grade debt securities; and up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q4 `03, 9.66%
Worst Quarter: Q3 `04, -2.55%

INDEX (reflects no fees or taxes)

RUSSELL MIDCAP INDEX, an unmanaged index of the 800 companies with the lowest market capitalization included in the Russell 1000 Index.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

2004
10.0%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                      1 YEAR   SINCE INCEPTION
Class I (b)            14.31%      22.56%
Class 1                14.31%      22.56%
Class 3 (c)            14.31%      22.56%
Russell Midcap Index   20.22%      32.96%

----------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on May 5, 2003. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

    - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

    - INVESTMENT CATEGORY RISK. The fund's strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks. Similarly, the fund's strategy of investing in value stocks carries the risk that in certain markets value stocks will underperform growth stocks.

    - MID CAP STOCK RISK. The fund's investments in mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

    - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

    - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

    - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees      -     0.05%    0.40%
Other expenses(a)
Total fund operating expenses
Expense reimbursement
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be [after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES  YEAR 1  YEAR 3  YEAR 5  YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGER

The AIM portfolio manager of the fund and its predecessor and the year he joined the fund team are:

Ronald S. Sloan (Lead Manager) (2003)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

MID CAP STOCK FUND

SUBADVISER: Wellington Management Company, LLP ("Wellington Management")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. The fund tends to invest in companies having market capitalizations similar to those of companies included in the Russell Mid Cap Index ($__ million to $__ billion at December 31, 2004).

In managing the portfolio, Wellington Management's investment approach, while based primarily on proprietary fundamental analysis, may also be shaped by secular and industry themes. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, Wellington Management looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., great management team), and attractive relative value within the context of a security's primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.

The fund may invest up to 15% of its assets in foreign securities.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q4 '01, 20.74%
Worst Quarter: Q1 '01, -23.64%

INDEX (reflects no fees or taxes)

RUSSELL MIDCAP GROWTH INDEX -- an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

 2000    2001    2002   2003   2004
 -4.0%  -11.0%  -22.6%  42.3%  19.0%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04(a)

                             1 YEAR   5 YEARS   SINCE INCEPTION
Class I (b)                   19.04%     2.32%       2.19%
Class 1                       19.04%     2.32%       2.19%
Class 3 (c)                   19.04%     2.32%       2.19%
Russell Midcap Growth Index   15.48%    -3.36%       2.96%

---------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on May 1, 1999. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

    - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

    - INVESTMENT CATEGORY RISK. The fund's strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.

    - MID CAP STOCK RISK. The fund's investments in mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

    - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

    - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees      -     0.05%    0.40%
Other expenses(a)
Total fund operating expenses
Expense reimbursement
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES  YEAR 1  YEAR 3  YEAR 5  YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGER

The Wellington Management portfolio manager for the fund and its predecessor and the year he joined the fund team are:

Michael T. Carmen, CFA (2000)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

MID CAP VALUE FUND

SUBADVISER: Lord Abbett & Co. LLC ("Lord Abbett")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of the its net assets (plus any borrowings for investment purposes) in securities of mid-sized companies, with market capitalizations of approximately $500 million to $10 billion. The fund invests primarily in equity securities believed to be undervalued in the marketplace.

In managing the portfolio, Lord Abbett uses a value approach. It generally tries to identify stocks of companies that have the potential for significant market appreciation due to growing recognition of improvement in their financial results or increasing anticipation of such improvement. In trying to identify these companies, Lord Abbett looks for such factors as:

    -   Changes in economic               -   Price increases for the
        and financial environment             company's products or services

    -   New or improved                   -   Changes in management or
        products or services                  company structure

    -   Improved efficiencies             -   Changes in government regulations,
        resulting from new                    political climate or competitive
                                              conditions
    -   technologies or changes
        in distribution

    -   New or rapidly
        expanding markets

The fund may invest up to 10% of its assets in foreign securities and may have exposure to foreign currencies through its investment in these securities, direct holdings of foreign currencies or use of foreign currency exchange contracts for the purchase or sale of fixed quantities of foreign currencies at future dates. The subadviser does not consider ADRs and securities of companies domiciled outside the U.S. that are traded in the U.S. to be "foreign securities." Accordingly, these investments are not subject to the 10% limitation on foreign securities.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q2 `03, 15.35%
Worst Quarter: Q3 `02, -14.75%

INDEX (reflects no fees or taxes)

RUSSELL MIDCAP VALUE INDEX -- an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

 2002   2003   2004
-10.1%  25.4%  25.5%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                            1 YEAR   SINCE INCEPTION
Class I (b)                  24.46%       11.04%
Class 1                      24.46%       11.04%
Class 3 (c)                  24.46%       11.04%
Russell MidCap Value Index   23.71%       12.73%

---------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on April 30, 2001. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

    - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

    - INVESTMENT CATEGORY RISK. The fund's strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.

    - MID CAP STOCK RISK. The fund's investments in mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

    - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

    - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees      -     0.05%    0.40%
Other expenses(a)
Total fund operating expenses
Expense reimbursement
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be [after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES  YEAR 1  YEAR 3  YEAR 5  YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

Members of Lord Abbett's management team for the fund and its predecessor and the year each joined the fund team are:

Edward K. von der Linde (head of team) (___)
Eileen Banko  (___)
Howard Hansen (___)
David Builder  (___)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

QUANTITATIVE MID CAP FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital growth. To pursue this goal, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants. The fund may also invest up to 20% of its assets in large-cap stocks, convertible preferred stocks, convertible bonds and warrants in an effort to reduce overall portfolio volatility and increase performance.

Market capitalization is defined according to Morningstar U.S. as follows: Based on a universe of the 5000 largest stocks in the U.S., the top 5% of the universe are large cap, the next 15% mid cap, and the bottom 80% are classified as small cap. Using this definition, as of January 31, 2005, the largest company in the mid-cap universe was about $8.7 billion and the smallest about $1.5 billion.

In managing the portfolio, MFC Global (U.S.A.) uses a bottom-up, as opposed to a top-down, approach. This means that securities are selected based upon fundamental analysis performed by the portfolio manager and MFC Global ("U.S.A.")'s equity research analysts. The equity research analysts use fundamental analysis to identify mid-cap and large-cap securities of companies with strong industry positions, leading market shares, proven management and strong balance sheets. The analysts then rank all such securities based on financial attributes (including earnings, growth and momentum) using quantitative analysis. Securities at the top of this ranking may be purchased by the fund.

The fund may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, direct holdings of foreign currencies or use of foreign currency exchange contracts for the purchase or sale of fixed quantities of foreign currencies at future dates. Investments in foreign securities may include depositary receipts. The fund may also invest to a limited extent in fixed-income securities, including money market instruments.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q2 '03, 14.96%
Worst Quarter: Q3 `01, -23.63%

INDEX (reflects no fees or taxes)

S&P MIDCAP 400 INDEX, an unmanaged market capitalization-weighted index that measures the performance of 400 stocks with market values between $200 million and $5 billion.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

 2002   2003   2004
-22.7%  38.5%  18.2%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04(a)

                       1 YEAR   SINCE INCEPTION
Class I (b)             18.21%        0.90%
Class 1                 18.21%        0.90%
Class 3 (c)             18.21%        0.90%
S&P Mid Cap 400 Index   16.48%        8.64%

---------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on April 30, 2001. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

    - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

    - INVESTMENT CATEGORY RISK. The fund's strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.

    - SMALL/MID CAP STOCK RISK. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

    - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

    - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees     -      0.05%    0.40%
Other expenses(a)
Total fund operating expenses
Expense reimbursement
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES  YEAR 1  YEAR 3  YEAR 5  YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The MFC Global (U.S.A.) portfolio managers for the fund and its predecessor and the year each joined the fund team are:

Rhonda Chang, CFA (2001)
Norman Ali, CFA (2005)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

VALUE FUND

SUBADVISER: Van Kampen Investments ("Van Kampen")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to realize an above average total return over a market cycle of three to five years, consistent with reasonable risk. To pursue this goal, the fund normally invests at least 65% of its total assets in equity securities (primarily common stocks but also including preferred stocks, convertible securities, rights, warrants, and ADR's). The fund invests primarily in equity securities of companies with capitalizations similar to the market capitalization of companies in the Russell Midcap Value Index ($631 million to $33.8 billion as of December 31, 2004).

In managing the portfolio, Van Kampen select equity securities which it believes to be undervalued relative to the stock market in general as measured by the Russell Midcap Value Index. Generally, medium market capitalization companies will consist primarily of those that Van Kampen believes are selling below their intrinsic value and offer the opportunity for growth of capital. The fund emphasizes a "value" style of investing focusing on companies with strong fundamentals, consistent track records, growth prospectus, and attractive valuations. The subadviser may favor securities of companies that are undervalued industries and may purchase stocks that do not pay dividends.

The fund may also invest in companies with smaller or larger market capitalizations and may invest without limit in ADRs and up to 5% of its total assets in foreign equities excluding ADRs.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q2 `03, 20.39%
Worst Quarter: Q3 `02, -23.40%

INDEX (reflects no fees or taxes)

RUSSELL MIDCAP VALUE INDEX -- an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1997   1998   1999   2000   2001    2002   2003   2004
22.1%  -1.7%  -2.8%  24.6%   3.4%  -22.8%  38.8%  15.2%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                            1 YEAR   5 YEARS   SINCE INCEPTION
Class I (b)                  15.18%     9.71%        8.03%
Class 1                      15.18%     9.71%        8.03%
Class 3 (c)                  15.18%     9.71%        8.03%
Russell Midcap Value Index   23.71%    13.48%       12.98%

----------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on January 1, 1997. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

    - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

    - INVESTMENT CATEGORY RISK. The fund's strategy of investing in small and mid cap stocks carries the risk that in certain markets small and mid cap stocks will underperform large cap stocks.

    - SMALL/MID CAP STOCK RISK. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

    - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

    - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees     -      0.05%    0.40%
Other expenses(a)

Total fund operating expenses
Expense reimbursement
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES  YEAR 1  YEAR 3  YEAR 5  YEAR 10
NAV
Class 1
Class 3

PORTFOLIO MANAGERS

Members of Van Kampen's Equity Income Team for the fund and its predecessor and the year each joined the fund team are:

James Gilligan (team leader) (2003)
James Roeder (2003)
Sergio Marcheli (2003)
Thomas Bastian (2003)
Vince Vizachero (2003)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

VISTA FUND

SUBADVISER: American Century Investment Management, Inc. ("American Century")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital growth. To pursue this goal, the fund normally invests in common stocks of U.S. and foreign companies that are medium-sized and smaller at the time of purchase, but the fund may purchase other types of securities as well.

In managing the portfolio, American Century looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy. In implementing this strategy, the subadviser uses a bottom-up approach to stock selection. This means that the subadviser makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. American Century's principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. These techniques help the subadviser buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet its criteria.

When determining the size of a company, American Century will consider, among other factors, the capitalization of the company and the amount of revenues as well as other information obtained about the company.

The fund may invest in securities of foreign companies. Most of the funds' foreign investments are in companies located and doing business in developed countries.

The fund is normally fully invested in stocks regardless of the movement of stock prices generally. When the subadviser believes it is prudent, the fund may invest a portion of its assets in domestic and foreign preferred stock, convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, non-leveraged futures contracts, options, notes, bonds and other debt securities. The fund generally limits its purchase of debt securities to investment-grade obligations.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

Performance information is not presented for the fund because it commenced operations on October __, 2005 and has not yet completed a full calendar year of operations. Generally, performance may be expected to vary from year to year. Past performance, when presented, does not indicate future results.

[GRAPHIC]

MAIN RISKS

    - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

    - SMALL/MID CAP STOCK RISK. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

    - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

    - RAPID, SUBSTANTIAL TRADING RISK. The fund may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the subadviser believes that this strategy provides substantial appreciation over the long term, in the short term it can create a significant amount of price volatility. This volatility may be greater than that of the average stock fund.

    - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees     -      0.05%    0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES  YEAR 1  YEAR 3
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The American Century portfolio managers for the fund and the year each joined the fund team are:

Glenn A. Fogle (October 2005)
David M. Holland (October 2005)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

                                 LARGE CAP FUNDS

ALL CAP CORE FUND

SUBADVISER:  Deutsche Asset Management, Inc. ("DeAM")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests in common stocks and other equity securities within all asset classes (small, mid and large cap), primarily capitalizations within the Russell 3000 Index ($59 million to $385.2 billion at December 31, 2004).

The fund may invest in all types of equity securities including common stocks, preferred stocks, convertible securities and depositary receipts for such securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets.

In managing the fund, DeAM pursues an actively managed, quantitative investment process. DeAM blends fundamental equity analysis and quantitative investment theory into a disciplined and systematic process. DeAM's proprietary U.S. stock evaluation model, the Quantitative Investment Model, incorporates valuation and growth investment parameters and is used to select securities. DeAM believes that combining techniques used by fundamental value investors with extensive growth and earnings analysis minimizes investment style bias and ultimately produces a "pure" stock selection process that seeks to add value in any market environment. DeAM also incorporates technical analysis to capture short-term price changes and market responsiveness to new information.

DeAM extensively screens the Russell 3000 universe using multiple investment parameters to identify what DeAM believes are the most and least attractive securities. Expected returns are generated for each stock relative to its own industry. Securities are then selected based on expected returns, risk control constraints and anticipated transaction costs. The portfolio may also invest in U.S. Government securities and up to 5% of its assets in foreign securities.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q4 `99, 23.59%
Worst Quarter: Q1 `01, -24.41%

INDEXES (reflect no fees or taxes)

RUSSELL 3000 INDEX -- an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. market. COMBINED INDEX -- a blend of the Russell 1000 Growth Index from inception through December 31, 2002, and the Russell 3000 Index from January 1, 2003, and thereafter.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1997         1998       1999      2000       2001       2002     2003     2004
25.4%        24.0%      37.2%    -27.3%     -21.4%     -25.2%    31.5%    16.3%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                          1 YEAR      5 YEARS        SINCE INCEPTION
Class I (b)               16.33%       -0.14%             5.25%
Class 1                   16.33%       -0.14%             5.25%
Class 3 (c)               16.33%       -0.14%             5.25%
Russell 3000 Index        11.95%       -1.16%             8.93%
Combined Index            11.95%       -7.92%             6.82%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on July 15, 1996. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio. Effective November 25, 2002, the predecessor JHT portfolio changed its subadviser. Performance reflects results prior to this change.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                  CLASS I        CLASS 1        CLASS 3
Management fee
Distribution and service (12b-1) fees         -            0.05%          0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES       YEAR 1      YEAR 3     YEAR 5    YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The DeAM portfolio managers for the fund and its predecessor and the year each joined the fund team are:

Janet Campagna (___)
Robert Wang (____)
Julie Abbett (_____)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

ALL CAP GROWTH FUND

SUBADVISER: AIM Capital Management, Inc. ("AIM")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests in common stocks of companies that the subadviser believes likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. Any income received from securities held by the fund will be incidental.

The fund's portfolio is primarily comprised of securities of two basic categories of companies:

      - "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and

      - "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in profits.

The fund may also purchase the common stocks of foreign companies. It is not anticipated, however, that foreign securities will constitute more than 20% of the value of the portfolio. American Depository Receipts ("ADRs") and European Depositary Receipts ("EDRs") and other securities representing underlying securities of foreign issuers are treated as foreign securities and included in this 20% limitation.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q4 `99, 36.09%
Worst Quarter: Q3 `01, -23.20%

INDEXES  (reflect no fees or taxes)

RUSSELL 3000 GROWTH INDEX -- an unmanaged index that measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and higher forecasted growth values. COMBINED INDEX -- a blend of the Russell 1000 Growth Index from inception through December 31, 2002, and the Russell 3000 Index from January 1, 2003, and thereafter.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1997     1998    1999     2000      2001     2002     2003   2004
15.3%    28.3%   44.7%   -10.8%    -23.8%   -24.4%    29.2%  6.5%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                  1 YEAR       5 YEARS   SINCE INCEPTION
Class I (b)                        6.52%        -6.68%         5.61%
Class 1                            6.52%        -6.68%         5.61%
Class 3 (c)                        6.52%        -6.68%         5.61%
Russell 3000 Growth Index          6.93%        -8.87%         6.16%
Combined Index                     6.93%        -8.87%         4.25%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on March 4, 1996. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio. Effective May 1, 1999, the predecessor JHT portfolio changed its subadviser. Performance reflects results prior to these changes.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - GROWTH STOCK RISK. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

      - SECTOR RISK. The fund may invest in internet-related companies, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries. In addition, companies in this sector may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the sector.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                     CLASS I        CLASS 1     CLASS 3
Management fee
Distribution and service (12b-1) fees            -            0.05%       0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES         YEAR 1         YEAR 3       YEAR 5       YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The AIM portfolio managers for the fund and its predecessor and the year each joined the fund team are:

Kenneth A. Zschappel (lead manager) (1999)
Christian A. Costanzo (2003)
Robert J. Lloyd (2003)
Bryan A. Unterhalter (2003)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

ALL CAP VALUE FUND

SUBADVISER: Lord, Abbett & Co. LLC ("Lord Abbett").

GOAL AND STRATEGY

The fund seeks capital appreciation. To pursue this goal, the fund invests primarily in equity securities of U.S. and multinational companies that Lord Abbett believes are undervalued in all capitalization ranges. The fund will normally invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations of at least $5 billion at the time of purchase. Equity securities may include common stocks, preferred stock, convertible securities, warrants, and similar instruments. These are companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects, such as price-to-earnings or price to-book ratios.

In managing the portfolio, Lord Abbett attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. While there is the risk that an investment may never reach what Lord Abbett thinks is its full value, or may go down in value, the subadviser's emphasis on large, seasoned company value stocks may limit the fund's downside risk. This is because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be issued by more established companies and less volatile than mid-sized or small company stock. Although small companies may present greater risks than larger companies, they also may present higher potential for attractive long-term returns. Lord Abbett generally sells a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached the subadviser's valuation target.

The fund may investment up to 10% of its net assets in foreign equity securities. Lord Abbett does not consider ADRs and securities of companies domiciled outside the U.S. but that are traded in the U.S. to be "foreign securities." Accordingly, such investments are not subject to the 10% limitation on foreign securities.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q4 `01, 18.09%
Worst Quarter: Q3 `02, -23.92%

INDEX  (reflects no fees or taxes)

RUSSELL 3000 VALUE INDEX -- an unmanaged index that measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

 2002        2003         2004
-27.8%       38.4%        16.0%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                  1 YEAR         SINCE INCEPTION
Class I (b)                       15.96%              4.33%
Class 1                           15.96%              4.33%
Class 3 (c)                       15.96%              4.33%
Russell 3000 Value Index          16.94%              6.37%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on April 30, 2001. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio. Effective May 1, 1999, the predecessor JHT portfolio changed its subadviser. Performance reflects results prior to these changes.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                 CLASS I      CLASS 1    CLASS 3
Management fee
Distribution and service (12b-1) fees        -          0.05%       0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES       YEAR 1        YEAR 3       YEAR 5       YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

Members of Lord Abbett's team of managers and analysts for the fund and its predecessor and the year each joined the fund team are:

Robert G. Morris  (____)
Robert P. Fetch  (____)
David G. Builder  (____)
Daniel H. Frascarelli  (____)
Howard Hansen  (____)
Gerard S. E. Heffernan  (____)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

BLUE CHIP GROWTH FUND

SUBADVISER: T. Rowe Price Associates, Inc. ("T. Rowe Price")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to provide long-term growth of capital. Current income is a secondary objective. To pursue this goal, the fund normally invests at least 80% of its net assets in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in T. Rowe Price's view, are well established in their industries and have the potential for above-average earnings growth.

In identifying blue chip companies, T. Rowe Price generally considers the following characteristics:

      - Leading market positions. Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

      - Seasoned management teams. Seasoned management teams with a track record of providing superior financial results are important for a company's long-term growth prospects. T. Rowe Price analysts will evaluate the depth and breadth of a company's management experience.

      - Strong financial fundamentals. Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

T. Rowe Price seeks to identify companies with strong market franchises in industries that appear to be strategically poised for long-term growth. This investment approach reflects its belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies T. Rowe Price targets will have good prospects for dividend growth.

While most of the assets of the fund are invested in U.S. common stocks, the fund may also purchase other types of securities, including, (i) U.S. and non-U.S. dollar denominated foreign securities (up to 20% of its total assets) including ADRs, (ii) convertible stocks, warrants and bonds, and (iii) futures and options. Investments in convertible securities, preferred stocks and debt securities are limited to 25% of total assets.

The fund may invest in debt securities of any type without regard to quality or rating. Such securities would be issued by companies which meet the investment criteria for the portfolio but may include non-investment grade debt securities (commonly known as "junk bonds"). The portfolio will not purchase a non-investment-grade debt security if, immediately after such purchase, the portfolio would have more than 5% of its total assets invested in such securities.

The portfolio holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The portfolio may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q4 `98, 24.80%
Worst Quarter: Q1 `01, -17.09%

INDEX  (reflects no fees or taxes)

S&P 500 INDEX -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1995     1996     1997     1998     1999      2000      2001      2002       2003     2004
26.5%    25.9%    26.9%    28.5%    19.4%     -2.8%     -14.6%   -24.3%      29.2%    9.0%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                          1 YEAR        5 YEARS       10 YEARS
Class I (b)                9.03%         -2.40%        10.64%
Class 1                    9.03%         -2.40%        10.64%
Class 3 (c)                9.03%         -2.40%        10.64%
S&P 500 Index             10.87%         -2.30%        12.07%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on December 11, 1992. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio. Effective October 1, 1996, the predecessor JHT portfolio changed its subadviser. Performance reflects results prior to this changes.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - GROWTH STOCK RISK. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

      - FOREIGN SECURITIES RISK. The fund may invest up to 20% of its assets in foreign securities. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                        CLASS I        CLASS 1    CLASS 3
Management fee
Distribution and service (12b-1) fees               -            0.05%      0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES        YEAR 1       YEAR 3       YEAR 5       YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGER

The T. Rowe Price portfolio manager for the fund and its predecessor and the year he joined the fund team are:

Larry J. Puglia, CFA (1996)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CAPITAL APPRECIATION FUND

SUBADVISER: Jennison Associates LLC ("Jennison")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that Jennison believes have above-average growth prospects. These companies are generally medium to large capitalization companies.

In managing the portfolio, Jennison follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. Jennison looks for companies that experience some or all of the following: (i) above average revenue and earnings per share growth, (ii) strong market position, (iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

Securities in which the fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the fund is not likely to receive significant dividend income on its portfolio securities.

In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the fund invests include: (i) American Depository Receipts (ADRs); (ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) real estate investment trusts (REITs) and similar securities.

The fund may invest up to 35% of its total assets in equity-related securities of companies that are undergoing changes in management or product or changes in marketing dynamics that have not yet been reflected in reported earnings (but are expected to affect earnings in the intermediate term). These securities often are not widely known and favorably valued.

In addition to the principal strategies discussed above, the fund may also use the following investment strategies to attempt to increase the portfolio's return or protect its assets if market conditions warrant:

      - The fund may make short sales of a security including short sales "against the box" and it may invest in repurchase agreements.

      - The fund may invest up to 20% of its total asset in foreign equity securities. For purposes of this 20% limit, ADRs and other similar receipts or shares are not considered to be foreign securities.

      - The fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.

      - The fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass through securities and stripped mortgage backed securities.

      - The fund may invest in fixed-income securities rated investment-grade (Baa or higher by Moody's Investor Service, Inc. or BBB or higher by Standard & Poor's Ratings Group or the equivalent rating by another rating service). These include corporate debt and other debt obligations of U.S. and foreign issuers. The fund may invest in obligations that are not rated, but that the Jennison believes are of comparable quality to these obligations.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q4 `01, 16.38%
Worst Quarter: Q3 `01, -19.64%

INDEX  (reflect no fees or taxes)

RUSSELL 1000 GROWTH INDEX -- an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

 2001         2002        2003        2004
-18.4%       -30.6%       29.5%       9.3%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                                 1 YEAR         SINCE INCEPTION
Class I (b)                                       9.33%              -8.11%
Class 1                                           9.33%              -8.11%
Class 3 (c)                                       9.33%              -8.11%
Russell 1000 Growth Index                         6.30%              -9.71%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on November 1, 2000. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

      - PREPAYMENT/CALL RISK. The fund's share price or yield could be hurt if interest rate movements cause the fund's callable securities and mortgage related securities or other fixed income securities to be paid off substantially earlier than expected.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                      CLASS I        CLASS 1        CLASS 3
Management fee
Distribution and service (12b-1) fees             -            0.05%           0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES         YEAR 1      YEAR 3    YEAR 5    YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The Jennison portfolio managers for the fund and its predecessor and the year each joined the fund team are:

Michael A. Del Balso (2000)
Spiros Segalas (2000)
Kathleen A. McCarragher (2000)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CORE EQUITY FUND

SUBADVISER: Legg Mason Funds Management, Inc. ("Legg Mason")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital growth. To pursue this goal, the fund normally invests primarily in equity securities that, in the subadviser' opinion, offer the potential for capital growth. The fund generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

In managing the portfolio, Legg Mason seeks to purchase securities at large discounts to its assessment of their intrinsic value.

Intrinsic value, according to the subadviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, may also be considered.

Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in government policy or geopolitical dynamics. The subadviser takes a long-term approach to investing, generally characterized by long holding periods and annual portfolio turnover of less than 50%.

The fund may also invest in debt securities of companies having one or more of the above characteristics. The portfolio may invest up to 25% of its total assets in long-term debt securities and up to 10% in debt securities rated below investment grade, commonly known as "junk bonds."

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

For periods prior to October 31, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio. Performance information is not provided for the fund since its predecessor JHT portfolio commenced operations in May 2004 and has not yet completed a full calendar year of operations. Generally, performance may be expected to vary from year to year. Past performance, when presented, does not indicate future results.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                      CLASS I        CLASS 1        CLASS 3
Management fee
Distribution and service (12b-1) fees             -            0.05%          0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES          YEAR 1     YEAR 3     YEAR 5   YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The Legg Mason portfolio managers for the fund and its predecessor and the year each joined the fund team are:

Bill Miller (May 2004)
Mary Chris Gay (May 2004)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

EQUITY-INCOME FUND

SUBADVISER: T. Rowe Price Associates, Inc. ("T. Rowe Price")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to provide substantial dividend income and also long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its total assets in equity securities, with 65% in common stocks of well-established companies paying above-average dividends. T. Rowe Price believes that income can contribute significantly to total return over time and expects the fund's yield to exceed that of the S&P 500 Index. Dividends can also help reduce the portfolio's volatility during periods of market turbulence and help offset losses when stock prices are falling.

In managing the portfolio, T. Rowe Price employs a "value" approach and invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth. Value investors seek to buy a stock (or other security) when its price is low in relation to what they believe to be its real worth or future prospects. By identifying companies whose stocks are currently out of favor, value investors hope to realize significant appreciation as other investors recognize a stock's intrinsic value.

The fund will generally consider companies with the following characteristics:

      -     established operating histories;

      -     above-average dividend yield relative to the S&P 500 Index;

      -     low price/earnings ratios relative to the S&P 500 Index;

      -     sound balance sheets and other financial characteristics; and

      - low stock price relative to a company's underlying value, as measured by assets, cash flow or business franchises.

The fund may also purchase other types of securities in keeping with its objective, including U.S. and non-U.S. dollar denominated foreign securities including ADRs (up to 25% of total assets); preferred stocks; convertible stocks, bonds, and warrants; and futures and options. The fund may invest in fixed-income securities without regard to quality or rating, including up to 10% in non-investment grade fixed income securities (commonly known as "junk bonds").

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

In pursuing the fund's investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of

Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q2 `03, 16.68%
Worst Quarter: Q3 ;02, -17.40%

INDEX  (reflects no fees or taxes)

RUSSELL 1000 VALUE INDEX -- an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1995        1996       1997       1998       1999        2000       2001        2002       2003        2004
23.7%       19.9%      29.7%      9.2%       3.4%        13.0%      1.3%       -13.3%      25.6%      14.8%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                                  1 YEAR        5 YEARS      10 YEARS
Class I (b)                                       14.81%         7.34%        12.00%
Class 1                                           14.81%         7.34%        12.00%
Class 3 (c)                                       14.81%         7.34%        12.00%
Russell 1000 Value Index                          16.49%         5.27%        13.82%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on February 19, 1993. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio. Effective October 1, 1996, the predecessor JHT portfolio changed its subadviser. Performance reflects results prior to these changes.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - INVESTMENT CATEGORY RISK. The fund's strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

      - FOREIGN SECURITIES RISK. The portfolio may invest up to 25% of its assets in foreign securities. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. Since the portfolio will only invest up to 25% of its assets in foreign securities, the risks associated with foreign securities will not affect the portfolio as much as a portfolio that invests more of its assets in foreign securities.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                   CLASS I        CLASS 1     CLASS 3
Management fee
Distribution and service (12b-1) fees          -            0.05%       0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES         YEAR 1     YEAR 3     YEAR 5    YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGER

The chair of T. Rowe Price's investment advisory committee for the fund and its predecessor and the year he joined the fund team are:

Brian C. Rogers, CFA (1996)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

FUNDAMENTAL VALUE FUND

SUBADVISER: Davis Selected Advisers, L.P. ("Davis")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks growth of capital. To pursue this goal, the fund normally invests primarily in common stocks of U.S. companies with market capitalizations of at least $10 billion. The fund may also invest in companies with smaller capitalizations and, to a limited extent, in foreign securities and fixed income securities..

In managing the portfolio, Davis stresses a back-to-basics approach, using extensive research to select common stocks of quality overlooked growth companies at value prices and holding such securities for the long-term. Davis looks for companies with sustainable growth rates selling at modest price-earnings multiples that it believes will expand as other investors recognize the company's true worth. Davis believes that if a sustainable growth rate is combined with a gradually expanding multiple, these rates compound and can generate above-average returns. Davis searches for companies possessing several of the following characteristics that it believes foster sustainable long-term growth, minimize risk and enhance the potential for superior long-term returns:

-     First-class management

-     Strong balance sheet

-     Lean expense structure

-     Successful international operations

-     Proven record as an acquirer

-     Strong returns on capital

-     Innovation

-     Management ownership

-     Competitive products or services

-     Dominant or growing market share in a growing market

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q2 `03, 17.39%
Worst Quarter: Q3 `01, -13.77%

INDEX  (reflects no fees or taxes)

S&P 500 INDEX -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

 2002         2003        2004
-16.2%        29.8%       11.8%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                                1 YEAR         SINCE INCEPTION
Class I (b)                                      11.80%             3.67%
Class 1                                          11.80%             3.67%
Class 3 (c)                                      11.80%             3.67%
S&P 500 Index                                    10.87%             0.84%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on April 30, 2005. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - INVESTMENT CATEGORY RISK. The fund's strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

      - SECTOR RISK. The fund may invest in securities of companies in the financial services industry. Companies in this sector may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the sector.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                   CLASS I        CLASS 1      CLASS 3
Management fee
Distribution and service (12b-1) fees          -            0.05%         0.40%

Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES       YEAR 1       YEAR 3     YEAR 5   YEAR 10
lass I
Class 1
Class 3

PORTFOLIO MANAGERS

The Davis portfolio managers for the fund and its predecessor and the year each joined the fund team are:

Christopher C. Davis (2001)
Kenneth Charles Feinberg (2001)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

GROWTH & INCOME FUND

SUBADVISER: Independence Investment LLC ("Independence")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks income and long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% (usually higher) of its assets in companies with market capitalizations that are within the range of capitalizations of the companies in the Russell 1000 Index ($495 million to $385 billion at December 31, 2004) or the S&P 500 Index ($75 million to $385 billion at December 31, 2004).

In managing the portfolio, Independence selects stocks that it believes have improving fundamentals and attractive valuations. Stocks are purchased that appear to be undervalued relative to their peers and to have improving earnings growth prospects. Independence seeks to maintain risk and sector characteristics similar to the market benchmark for the fund.

The fund may invest in initial public offerings (IPOs) and may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities and ADRs, certain Exchange Traded Funds
(ETFs).

The fund may use invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q4 `98, 24.07%
Worst Quarter: Q3 `02, -17.14%

INDEXES  (reflect no fees or taxes)

RUSSELL 1000 INDEX -- an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, representing approximately 92% of the total market capitalization of the Russell 3000 Index.

COMBINED INDEX -- represents the S&P 500 Index from April 1986 to April 2002 and the Russell 1000 Index from May 2002 to the present.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1998        1999       2000       2001       2002       2003    2004
30.2%       16.2%     -13.1%     -15.4%     -22.2%      24.3%   11.0%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                             1 YEAR        5 YEARS         SINCE INCEPTION
Class I (b)                  10.96%         -4.64%               9.59%

Class 1 (c)                  10.96%         -4.64%               9.59%
Class 3 (d)                  10.96%         -4.64%               9.59%
Russell 1000 Index
Combined Index               11.39%         -2.07%              12.20%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on April 29, 2005 when it succeeded to the operations and assumed the historical performance of the sole class of shares (the "VST Shares") of a John Hancock Variable Series Trust I portfolio which had commenced operations on March 29, 1986. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the JHT predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the JHT predecessor portfolio.

(b) The NAV shares of the JHT predecessor portfolio had (and the Class I shares have) lower expenses than the VST Shares. Performance would be higher if adjusted for these lower expenses.

(c) The Series I shares of the JHT predecessor portfolio had (and the Class 1 shares have) higher expenses than the VST Shares. Performance would be lower if adjusted for these higher expenses.

(d) The Class 3 shares have higher expenses than the Series I shares of the JHT predecessor portfolio, and those Series I shares had higher expenses that the VST Shares. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - INVESTMENT CATEGORY RISK. The fund's strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

      - INITIAL PUBLIC OFFERINGS (IPOs) RISK. The fund is subject to the risks associated with purchases of shares issued in IPOs by companies that have little operating history as public companies. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                  CLASS I     CLASS 1      CLASS 3
Management fee
Distribution and service (12b-1) fees         -         0.05%        0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES    YEAR 1          YEAR 3        YEAR 5       YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The Independence portfolio managers for the fund and its predecessor and the year each joined the fund team are:

John C. Forelli, CFA (May 2005)
Jay C. Leu, CFA (May 2005)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

GROWTH FUND

SUBADVISER: Grantham, Mayo, van Otterloo & Co. LLC ("GMO")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund seeks to outperform its benchmark. The fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

The fund's benchmark is the Russell 1000 Growth Index, which measures the performance of those stocks included in the Russell 1000 Index (a large capitalization U.S. stock index) with higher price-to-book ratios and higher forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

In managing the portfolio, the subadviser uses proprietary research and multiple quantitative models to identify stocks it believes have improving fundamentals. The subadviser then narrows the selection to those stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks are trading at prices below what the subadviser believes to be their true fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

[GRAPHIC]

PAST PERFORMANCE

Performance information is not presented for the fund because it commenced operations on October __, 2005 and has not yet completed a full calendar year of operations. Generally, performance may be expected to vary from year to year. Past performance, when presented, does not indicate future results.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - GROWTH STOCK RISK. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

      - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                  CLASS I      CLASS 1       CLASS 3
Management fee
Distribution and service (12b-1) fees          -         0.05%         0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES        YEAR 1           YEAR 3
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

GMO's U.S. Quantitative Investment Division manages the fund. The senior members of the Division with responsibilities for the fund and the year each joined the fund team are:

Robert Soucy (October 2005)
Sam Wilderman (October 2005)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

INTRINSIC VALUE FUND

SUBADVISER: Grantham, Mayo, van Otterloo & Co. LLC ("GMO")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital growth. To pursue this goal, the fund seeks to outperform its benchmark. The fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

The fund's benchmark is the Russell 1000 Value Index, which measures the performance of stocks included in the Russell 1000 Index (a large capitalization U.S. stock index) with lower price-to-book ratios and lower forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

In managing the portfolio, the subadviser uses proprietary research and multiple quantitative models to seek out stocks it believes are undervalued and have improving fundamentals. Generally, these stocks are trading at prices below what the subadviser believe to be their true fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

[GRAPHIC]

PAST PERFORMANCE

Performance information is not presented for the fund because it commenced operations on October __, 2005 and has not yet completed a full calendar year of operations. Generally, performance may be expected to vary from year to year. Past performance, when presented, does not indicate future results.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

      - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                       CLASS I           CLASS 1           CLASS 3
Management fee
Distribution and service (12b-1) fees               -              0.05%             0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b) Net
fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES               YEAR 1           YEAR 3
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

GMO's U.S. Quantitative Investment Division manages the fund. The senior members of the Division with responsibilities for the fund and the year each joined the fund team are:

Robert Soucy (October 2005)
Sam Wilderman (October 2005)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

LARGE CAP FUND

SUBADVISER: UBS Global Asset Management (Americas) Inc. ("UBS")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue this goal, the fund normally invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large capitalization companies. UBS defines large capitalization companies as those with a market capitalization range equal to that of the fund's benchmark, the Russell 1000 Index ($495 million to $385 billion at December 31, 2004).

Investments in equity securities may include dividend-paying securities, common stock and preferred stock. In general, the fund emphasizes large capitalization stocks, but also may hold small and intermediate capitalization stocks. If movement in the market price causes a security to change from one capitalization range to another, the fund is not required to dispose of the security.

In managing the portfolio, UBS focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the subadviser's assessment of what a security is worth. The subadviser will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the subadviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The subadviser then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

The subadviser actively manages the portfolio which may, at times, result in a higher than average portfolio turnover ratio.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio. Performance information is not provided for the fund since its predecessor JHT portfolio commenced operations in May 2005 and has not yet completed a full calendar year of operations. Generally, performance may be expected to vary from year to year. Past performance, when presented, does not indicate future results.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - INVESTMENT CATEGORY RISK. The fund's strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - ACTIVE PORTFOLIO TRADING RISK. The fund may actively trade portfolio securities, which could increase transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS I        CLASS 1        CLASS 3
Management fee
Distribution and service (12b-1) fees                            -            0.05%          0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES     YEAR 1          YEAR 3        YEAR 5       YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGER

The leader of the UBS investment management team for the fund and its predecessor and the year he joined the fund team are:

John Leonard (May 2005)

See page __ for subadviser information.

FUND CODES

CLASS I    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

LARGE CAP GROWTH FUND

SUBADVISER: Fidelity Management & Research Company ("FMR")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in securities (primarily common stocks) of companies with large market capitalizations. Portfolio securities are selected based on the fundamental analysis of each issuer. Investments may include domestic and foreign issuers, and growth or value stocks or a combination of both.

FMR generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the S&P 500 Index ($750 million to $386 billion at of December 31, 2004) or the Russell 1000 Index ($495 million to $385 billion at December 31, 2004). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalizations are below this level after purchase continue to be considered to have a large market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of each index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers. FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q4 '99, 20.83%
Worst Quarter: Q3 '01, -18.72%

INDEXES (reflect no fees or taxes)

RUSSELL 1000 GROWTH INDEX -- an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. COMBINED INDEX -- comprised of 47.5% of the return of the Dow Jones Wilshire 5000 Index, 20% of the MSCI EAFE Index, 15% of the Lehman Brothers Aggregate Bond Index, 10% of the 90 Day T-Bill, and 7.5% of the Merrill Lynch High Yield Index since inception and 100% return of the Russell 1000 Growth Index thereafter.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1995       1996      1997      1998       1999       2000       2001       2002      2003      2004
22.8%      13.0%     19.1%     19.1%      25.3%     -14.2%     -17.8%     -22.8%     25.3%     6.2%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                  1 YEAR        5 YEARS       10 YEARS
Class I (b)                        6.18%         -6.26%         5.96%
Class 1                            6.18%         -6.26%         5.96%
Class 3 (c)                        6.18%         -6.26%         5.96%
Russell 1000 Growth Index          6.30%         -9.29%         9.59%
Combined Index                     6.30%         -9.29%         5.17%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on August 3, 1989. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio. Effective May 1, 1999, the predecessor JHT portfolio changed its investment objective. Performance includes results prior to this change.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - INVESTMENT CATEGORY RISK. The fund's strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - GROWTH STOCK RISK. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                         CLASS I         CLASS 1        CLASS 3
Management fee
Distribution and service (12b-1) fees                -             0.05%          0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES           YEAR 1       YEAR 3       YEAR 5       YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGER

The FMR portfolio managers for the fund and its predecessor and the year he joined the fund team are:

Joseph Day (May 2005)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

LARGE CAP VALUE FUND

SUBADVISER: Fund Asset Management, L.P. (doing business as "Mercury Advisors")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets in common stocks of large cap companies that are included in the Russell 1000 Index. As of December 31, 2004, the capitalization range of the Russell 1000 Index was $495 million to $385 billion. The fund will seek to outperform the Russell 1000 Value Index by investing in equity securities that the subadviser believes are selling at below normal valuations.

In managing the portfolio, the Mercury Advisors selects stocks using a proprietary model that employs three screening filters: (1) earnings momentum (evaluating the issuer's prospects for future earnings per share based on the growth and sustainability of earnings over previous periods); (2) earnings surprise (analyzing an issuer's reported earnings as opposed to those that were anticipated); and (3) valuations based on price-to-earnings and a dividend discount model. The subadviser looks for strong relative earnings growth, preferring growth based on increased productivity and sales to growth resulting from the company's simply revising its pricing structure. A company's stock price relative to its earnings and book value is also examined.

After the initial screening is done, the subadviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the subadviser believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

The fund may invest up to 10% of its assets in securities of companies organized under the laws of countries other than the U.S. that are traded on foreign securities exchanges or in the foreign over-the-counter markets, including securities of foreign issuers that are represented by American Depositary Receipts ("ADRs"). Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities" for the purpose of the fund's investment allocations.

The fund may invest in investment grade convertible securities, preferred stocks, illiquid securities, and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government). There are no restrictions on the maturity of the debt securities in which the fund may invest.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q4 2003, 14.46%
Worst Quarter: Q2 2004, -0.16%

INDEX  (reflects no fees or taxes)

RUSSELL 1000 VALUE INDEX -- an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]
             2004
             21.8%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                                 1 YEAR         SINCE INCEPTION
Class I (b)                                      21.80%              30.51%
Class 1                                          21.80%              30.51%
Class 3 (c)                                      21.80%              30.51%
Russell 1000 Value Index                         16.49%              25.67%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on May 5, 2003. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS I        CLASS 1        CLASS 3
Management fee
Distribution and service (12b-1) fees                            -            0.05%          0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES       YEAR 1     YEAR 3   YEAR 5    YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The Mercury portfolio managers for the fund and its predecessor and the year each joined the fund team are:

Bob Doll, CFA (2003)
Milind Sharma (2003)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

QUANTITATIVE ALL CAP FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests primarily in equity securities of U.S. companies. The portfolio will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

In managing the portfolio, MFC Global (U.S.A.) ranks stocks based on financial attributes, including earnings, valuation, growth and momentum using quantitative analysis. Quantitative analysis is the process of determining the value of a security by examining its numerical, measurable characteristics such as revenues, price, earnings, valuation and growth and by performing statistical and numerical analysis on this characteristic data. The subadviser will then use fundamental analysis to identify large, mid and small cap companies with strong industry positions, leading market shares, proven management and strong financials. Stocks meeting both fundamental and quantitative analysis will be considered for the fund's portfolio.

The fund may invest to a limited extent in foreign securities and may have exposure to foreign currencies through its investment in these securities, direct holdings of foreign currencies or use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

The fund may also invest to a limited extent in fixed-income securities, including money market instruments.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q4 `03, 13.17%
Worst Quarter: Q3 `04, -1.38%

INDEX (reflects no fees or taxes)

RUSSELL 3000 INDEX -- an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. market.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

     2004
     14.9%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                                 1 YEAR         SINCE INCEPTION
Class I (b)                                      14.91%             24.11%
Class 1                                          14.91%             24.11%
Class 3 (c)                                      14.91%             24.11%
Russell 3000 Index                               11.95%             22.32%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on May 5, 2003. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                               CLASS I       CLASS 1      CLASS 3
Management fee
Distribution and service (12b-1) fees                      -           0.05%         0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed
[ %].

The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES       YEAR 1   YEAR 3    YEAR 5    YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The MFC Global (U.S.A.) portfolio managers for the fund and its predecessor and the year each joined the fund team are:

Harpreet Singh (2003)
Chris Hensen, CFA (2003)
Rhonda Chang, CFA (2003)
Robert Lutzko, CFA (2003)
Brett Hryb, CFA (2003)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

QUANTITATIVE VALUE FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks seek long-term capital appreciation. To pursue this goal, the fund normally invests in large-cap U.S. securities with the potential for long-term growth of capital.

In managing the portfolio, MFC Global (U.S.A.) uses both qualitative and quantitative analysis to determine the best investment values, emphasizing securities that may have been undervalued by the market. Qualitative analysis may include company visits and management interviews while quantitative analysis may include evaluations of financial data, assessment of market share and industry position, and factors such as price-to-earnings ratios, dividend yield, and earnings growth.

The fund may also hold fixed income securities (including cash and cash equivalents) and foreign securities from time to time.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio. Performance information is not provided for the fund since its predecessor JHT portfolio commenced operations in May 2004 and has not yet completed a full calendar year of operations. Generally, performance may be expected to vary from year to year. Past performance, when presented, does not indicate future results.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                   CLASS I       CLASS 1       CLASS 3
Management fee
Distribution and service (12b-1) fees          -           0.05%         0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES        YEAR 1     YEAR 3    YEAR 5    YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The MFC Global (U.S.A.) portfolio managers for the fund and its predecessor and the year each joined the fund team are:

Harpreet Singh (2004)
Chris Hensen, CFA (2004)
Brett Hryb, CFA (2004)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

STRATEGIC OPPORTUNITIES FUND

SUBADVISER: Fidelity Management & Research Company ("FMR")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks growth of capital. Although current income is a secondary objective, growth of income may accompany growth of capital. To pursue this goal, the fund normally invests in common stocks. Investments may include securities of domestic and foreign issuers, and growth or value stocks or a combination of both.

In managing the portfolio, FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q1 `87, 27.76%
Worst Quarter: Q3 `01, -27.33%

INDEXES  (reflect no fees or taxes)
S&P 500 INDEX, an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks. COMBINED INDEX -- represents the performance of the Russell Midcap Index from inception to April 30, 2001, the Russell 3000 Index from May 1, 2001 through October 2002, and the S&P 500 Index thereafter.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1995        1996       1997      1998        1999       2000        2001        2002       2003        2004
42.8%       20.1%     19.3%      9.4%       27.8%       -6.4%      -15.3%      -38.8%      25.8%      12.3%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                           1 YEAR       5 YEARS      10 YEARS
Class I (b)                12.32%        -7.24%        6.98%
Class 1                    12.32%        -7.24%        6.98%
Class 3 (c)                12.32%        -7.24%        6.98%
S&P 500 Index (d)          10.87%        -2.30%       12.07%
Combined Index             10.87%         1.82%       11.39%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on June 18, 1985. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio. Effective May 2001, the predecessor JHT portfolio changed its subadviser. Performance reflects results prior to these changes.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses. (d) Effective November 1, 2002, the predecessor JHT portfolio has been compared against the S&P 500 Index rather than the Russell 3000 Index due to changes in the fund's investment policies which resulted in a change in the fund's benchmark.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - GROWTH STOCK RISK. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                  CLASS I    CLASS 1     CLASS 3
Management fee
Distribution and service (12b-1) fees          -       0.05%       0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed
[ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years.

The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES          YEAR 1       YEAR 3       YEAR 5     YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGER

The FMR portfolio manager for the fund and its predecessor and the year he joined the fund team are:

Jason Weiner (2003)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

STRATEGIC VALUE FUND

SUBADVISER: Massachusetts Financial Services Company ("MFS")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 65% of its net assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of companies which the subadviser believes are undervalued in the market relative to their long term potential.

In managing the portfolio, MFS uses a bottom-up investment style. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management abilities). The equity securities of the companies invested in by the fund may be undervalued because they are temporarily out of favor in the market due to:
(i) a decline in the market; (ii) poor economic conditions; (iii) developments that have affected or may affect the issuer of the securities or the issuer's industry; or (iv) the market has overlooked them.

Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The fund's investments may include securities listed on a securities exchange or traded in the over-the-counter markets. The fund also invests in other types of securities, such as fixed-income securities, including lower-rated securities commonly referred to as "junk bonds," and warrants, when relative value make such purchases attractive.

The fund may invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies. The fund may engage in short sales and in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q2 `03, 19.83%
Worst Quarter: Q3 `01, -23.66%

INDEXES (reflect no fees or taxes)

RUSSELL 1000 VALUE INDEX, an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

COMBINED INDEX -- represents the performance of the S&P 500 Index from inception to April 30, 2003 and the Russell 1000 Value Index from May 1, 2003, thereafter.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

 2002        2003       2004
-27.2%       28.8%      18.0%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                                 1 YEAR         SINCE INCEPTION
Class I (b)                                      17.98%             -1.48%
Class 1                                          17.98%             -1.48%
Class 3 (c)                                      17.98%             -1.48%
Russell 1000 Value Index                         16.49%              5.65%
Combined Index                                   16.49%              2.85%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on April 30, 2001. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio. Effective May 2, 2003, the predecessor JHT portfolio changed its investment policies.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, its foreign securities risk will be higher.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                       CLASS I      CLASS 1       CLASS 3
Management fee
Distribution and service (12b-1) fees               -         0.05%         0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES        YEAR 1         YEAR 3        YEAR 5     YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The MFS portfolio managers for the fund and its predecessor and the year each joined the fund team are:

Kenneth Enright (2002)
Alan T. Langsner (July 2004)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

U.S. CORE FUND

SUBADVISER: Grantham, Mayo, van Otterloo & Co. LLC ("GMO")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to achieve high total return by outperforming its benchmark. To pursue this goal, the fund typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market. The fund normally invests at least 80% of its assets in investments tied economically to the U.S. The Fund's benchmark is the S&P 500 Index.

In managing the portfolio, the subadviser uses proprietary research and quantitative models to seek out stocks it believes are undervalued as well as stocks it believes have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their true fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments.

In pursuing its investment strategy, the fund may invest in derivatives (investments whose value is based on securities, indexes or currencies) and manage risk by implementing shifts in investment exposure.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q4 `98, 20.16%
Worst Quarter: Q3 `02, -17.43%

INDEX  (reflects no fees or taxes)

S&P 500 INDEX -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1995        1996       1997        1998        1999      2000       2001        2002       2003        2004
29.2%       22.8%      32.8%       26.5%       18.9%     -7.1%     -11.3%      -24.3%      26.5%       6.8%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                                 1 YEAR        5 YEARS      10 YEARS
Class I (b)                                       6.77%         -3.36%        10.33%
Class 1                                           6.77%         -3.36%        10.33%
Class 3 (c)                                       6.77%         -3.36%        10.33%
S&P 500 Index                                    10.87%         -2.30%        12.07%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on April 23, 1991. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio. Effective October 23, 2005, the predecessor JHT portfolio changed its subadviser. Performance reflects results prior to this change.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - INVESTMENT CATEGORY RISK. The fund's strategy of investing in value stocks carries the risk that in certain markets value stocks will underperform growth stocks.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                       CLASS I        CLASS 1        CLASS 3
Management fee
Distribution and service (12b-1) fees              -            0.05%          0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES        YEAR 1          YEAR 3        YEAR 5       YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

GMO's U.S. Quantitative Investment Division manages the fund. The senior members of the Division with responsibilities for the fund and the year each joined the fund team are:

Robert Soucy (October 2005)
Sam Wilderman (October 2005)


See page __ for subadviser information.

FUND CODES

CLASS I    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

U.S. GLOBAL LEADERS GROWTH FUND

SUBADVISER: Sustainable Growth Advisers, L.P. ("SGA")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of companies the subadviser regards as U.S. Global Leaders. The subadviser consider U.S. Global Leaders to be U.S. companies with multi-national operations that exhibit sustainable growth characteristics in that they:

      - hold leading market shares of their relevant industries that result in high profit margins and high investment returns; and

      - supply consumable products or services so that their revenue streams are recurring.

In managing the portfolio, SGA seeks to identify companies with superior long-term earnings prospects and to continue to own them as long as SGA believes they will continue to enjoy favorable prospectus for capital growth and are not overvalued in the marketplace. As a result of this investment strategy, the fund typically invests in large capitalization companies, which are those having a market capitalization range of companies in the S&P 500 Index. The fund may invest in other types of equities and foreign stocks.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

Performance is not provided for the fund since its predecessor John Hancock Trust portfolio commenced operations in May 2004 and has not yet completed a full calendar year of operations.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - INVESTMENT CATEGORY RISK. The fund's strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

      - GROWTH STOCK RISK. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                      CLASS I         CLASS 1       CLASS 3
Management fee
Distribution and service (12b-1) fees              -            0.05%         0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES       YEAR 1         YEAR 3       YEAR 5       YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The SGA portfolio managers for the fund and its predecessor and the year each joined the fund team are:

George P. Fraise (May 2004)
Gordon M. Marchand (May 2004)
Robert L. Rohn (May 2004)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

U.S. LARGE CAP FUND

SUBADVISER: Capital Guardian Trust Company ("CGTC")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital and income. To pursue this goal, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of companies with market capitalization greater than $500 million at the time of purchase.

In managing the portfolio, CGTC gives greater consideration to potential appreciation and future dividends than to current income in selecting investments. The fund may hold ADRs and other U.S. registered securities of foreign issuers which are denominated in U.S. dollars.

The fund may use invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q2 `03, 18.70%
Worst Quarter: Q3 `02, -20.15%

INDEX  (reflects no fees or taxes)

S&P 500 INDEX -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

2000        2001       2002       2003       2004
2.8%        -2.5%     -25.2%     37.1%       9.4%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                            1 YEAR        5 YEARS       SINCE INCEPTION
Class I (b)                  9.39%          2.36%             2.56%
Class 1                      9.39%          2.36%             2.56%
Class 3 (c)                  9.39%          2.36%             2.56%
S&P 500 Index               10.87%         -2.30%            -0.21%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on May 1, 1999. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                              CLASS I        CLASS 1   CLASS 3
Management fee
Distribution and service (12b-1) fees                      -           0.05%     0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES    YEAR 1      YEAR 3   YEAR 5   YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The CGTC portfolio managers for the fund and its predecessor and the year each joined the fund team are:

Terry Berkemeier (1999)
Michael R. Ericksen (1999)
David I. Fisher (1999)
Theodore R. Samuels (1999)
Eugene P. Stein (1999)
Karen A. Mille (2000)
Alan J. Wilson (2000)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

                               INTERNATIONAL FUNDS

GLOBAL FUND

SUBADVISER: Templeton Global Advisors Limited ("Templeton Global")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of companies located anywhere in the world, including emerging markets. The fund will invest at least 65% of its total assets in issuers located in at least three different countries (including the U.S.).

Equity securities include common stocks and preferred stocks. The fund also invests in American, European and Global Depositary Receipts. These are certificates issued typically by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. The fund may from time to time have significant investments in one or more countries or in particular sectors such as technology (including computer hardware and software, electronics, and telecommunications) and financial institutions.

Depending upon current market conditions, the fund generally invests a portion of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities.

In managing the portfolio, Templeton Global applies a "bottom-up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the subadviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The subadviser also considers and analyzes various measure related to stock valuation, such as a company's price/cash flow ratio, price/earnings ratio, profit margins and liquidation value.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q2 `03, 17.83%
Worst Quarter: Q3 `01, -16.96%

INDEX (reflects no fees or taxes)

MSCI WORLD INDEX -- an unmanaged index that measures the performance of stocks of companies from 23 countries, including the United States.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1995        1996       1997      1998        1999       2000        2001      2002       2003     2004
7.7%        12.6%      20.8%     12.2%       3.7%       12.2%      -16.1%    -19.1%      27.5%    14.8%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                             1 YEAR       5 YEARS       10 YEARS
Class I (b)                  14.75%         2.18%         6.62%
Class 1                      14.75%         2.18%         6.62%
Class 3 (c)                  14.75%         2.18%         6.62%
MSCI World Index             15.25%        -2.05%         8.53%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on March 18, 1988. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio. Effective October 1, 1996, April 30, 2001 and December 9, 2003, the predecessor JHT portfolio changed its subadviser. Performance reflects results prior to these changes.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                   CLASS I     CLASS 1   CLASS 3
Management fee
Distribution and service (12b-1) fees           -        0.05%     0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES         YEAR 1        YEAR 3     YEAR 5        YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The Templeton Global portfolio managers of the fund and its predecessor and the year each joined the fund team are:

Jeffrey A. Everett, CFA (team leader) (2003)
Murdo Murchison, CFA (2003)
Lisa Myers, CFA (2003)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

INTERNATIONAL GROWTH FUND

SUBADVISER: Grantham, Mayo, van Otterloo & Co. LLC ("GMO")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks high total return. To pursue this goal, the fund seeks to outperform its benchmark. The fund typically invests in a diversified portfolio of equity investments from the world's developed markets other than the U.S.

The fund's benchmark is the S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth Style Index, an independently maintained and published index composed of those stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index ("BMI") (which includes listed shares of companies from developed and emerging market countries with a total available market capitalization of at least the local equivalent of US $100 million), representing the top 80% of available capital of the BMI in each country and including about 25% of the BMI issues.

In managing the portfolio, the subadviser, using proprietary research and quantitative models, seeks to add value by capitalizing on inefficiencies it perceives in the pricing of growth stocks. The subadviser applies quantitative and fundamental investment principles to select growth stocks it believes have improving fundamentals and prices that reflect the relevant market's discount to their franchise value. The subadviser maintains diversification across countries, and tilts the fund's portfolio in favor of countries that it believes have the highest growth prospects or are most undervalued. The subadviser also considers factors that may influence the growth potential of a particular country, such as currency valuation. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the fund. However, the fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The fund also may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

[GRAPHIC]

PAST PERFORMANCE

Performance information is not presented for the fund because it commenced operations on October __, 2005 and has not yet completed a full calendar year of operations. Generally, performance may be expected to vary from year to year. Past performance, when presented, does not indicate future results.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - GROWTH STOCK RISK. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                   CLASS I           CLASS 1           CLASS 3
Management fee
Distribution and service (12b-1) fees                           -              0.05%             0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b) Net
fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be [after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES            YEAR 1      YEAR 3
Class I
Class 1
Class 3

PORTFOLIO MANAGER

GMO's International Quantitative Investment Division manages the fund. The senior member of the Division with responsibilities for the fund and the year he joined the fund team are:

Dr. Thomas Hancock (October 2005)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

INTERNATIONAL OPPORTUNITIES FUND

SUBADVISER: Marsico Capital Management, LLC ("Marsico")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 65% of its assets in common stocks of foreign companies that are selected for their long-term growth potential. The fund may invest in companies of any size throughout the world. The portfolio normally invests in issuers from at least three different countries not including the U.S. The fund may invest in common stocks of companies operating in emerging markets.

In managing the portfolio, Marsico uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, the subadviser may examine such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, the subadviser identifies sectors, industries and companies that it believes may benefit from the overall trends that the subadviser has observed.

The subadviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company is suitable for investment, the subadviser may focus on any of a number of different attributes including the company's specific market expertise or dominances, its franchise durability and pricing power, solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, use of conservative accounting standards and transparent financial disclosure), strong and ethical management, apparent commitment to shareholder interests, and reasonable valuations in the context of projected growth rates. This is called "bottom-up" stock selection.

The subadviser may reduce a position in or sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, when the subadviser finds other, more attractive opportunities, or for other reasons.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio. Performance information is not provided for the fund since its predecessor JHT portfolio commenced operations in May 2005 and has not yet completed a full calendar year of operations. Generally, performance may be expected to vary from year to year. Past performance, when presented, does not indicate future results.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

      - PREPAYMENT RISK. The fund's share price or yield could be hurt if interest rate movements cause the fund's mortgage related securities to be paid off substantially earlier than expected.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                   CLASS I        CLASS 1   CLASS 3
Management fee
Distribution and service (12b-1) fees           -           0.05%     0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES         YEAR 1       YEAR 3    YEAR 5     YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGER

Marsico's portfolio manager for the fund and its predecessor and the year he joined the fund team are:

James G. Gendelman (May 2005)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

INTERNATIONAL SMALL CAP FUND

SUBADVISER: Templeton Investment Counsel, LLC ("Templeton")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by foreign companies which have total stock market capitalizations or annual revenues of $2 billion or less ("small company securities"). Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which are what they can be converted into).

The fund may invest in small company securities in emerging markets. In some emerging markets, the fund may invest in companies that qualify as smaller companies but that still are among the largest in the market. The fund may also invest a portion of its assets in the equity securities of larger foreign companies.

The fund may invest more than 25% of its assets in the securities of companies located in any one country. At least 65% of the fund's total assets will normally be invested in foreign securities representing a minimum of three countries other than the U.S.

In managing the portfolio, the Templeton applies a "bottom up", value-oriented, long-term approach, focusing on the market price of a company's securities relative to Templeton's evaluation of the company's long-term earnings, asset value and cash flow potential. The subadviser also considers a company's price/earnings ratio, profits margins and liquidation value.

The fund may use invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q4 `99, 58.65%
Worst Quarter: Q3 `01, -22.36%

INDEXES  (reflect no fees or taxes)

CITIGROUP GLOBAL EX U.S. < $2 BILLION INDEX, an unmanaged index that measures the performance of stocks issued by companies in developed markets with market capitalizations of under $2 billion, excluding companies based in the United States.

COMBINED INDEX -- a blend of the MSCI World ex US Index from inception through May 31, 2003 and the Citigroup Global ex US < $2 billion Index from June 1, 2003 and thereafter.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1997        1998       1999       2000       2001       2002       2003        2004
0.8%        11.9%      84.9%     -29.2%     -31.1%     -16.7%      54.7%       21.2%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                                   1 YEAR      5 YEARS     SINCE INCEPTION
Class I (b)                                        21.23%       -5.28%           6.45%
Class 1                                            21.23%       -5.28%           6.45%
Class 3 (c)                                        21.23%       -5.28%           6.45%
Citigroup Global ex U.S. < $2 billion              29.99%        8.65%           6.74%
Combined Index                                     29.99%        2.99%           7.72%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on March 4, 1996. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invest in emerging markets, its foreign securities risk will be higher.

      - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                              CLASS I        CLASS 1     CLASS 3
Management fee
Distribution and service (12b-1) fees                      -           0.05%        0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES        YEAR 1   YEAR 3    YEAR 5    YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The Templeton portfolio managers for the fund and its predecessor and the year each joined the fund team are:

Tucker Scott, CFA (2003)
Cindy Sweeting, CFA (2003)
Simon Rudolph (2004)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

INTERNATIONAL STOCK FUND

SUBADVISER: Grantham, Mayo, van Otterloo & Co. LLC ("GMO")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to achieve high total return by outperforming its benchmark. To pursue this goal, the fund typically invests in a diversified portfolio of equity investments from developed markets other than the U.S. The fund normally invests at least 80% of its assets in equity investments. The fund's benchmark is the is the MSCI EAFE (Europe, Australasia and Far East) Index ("MSCI EAFE Index"), a large capitalization international stock index.

In managing the portfolio, the subadviser uses proprietary research and quantitative models to evaluate and select individual stocks, countries, and currencies based on several factors, including:

      -     Stocks -- valuation, firm quality, and improving fundamentals;

      - Countries -- stock market valuation, positive GDP trends, positive market sentiment, and industrial competitiveness; and

      - Currencies -- export and producer price parity, balance of payments, and interest rate differentials.

The factors considered by the subadviser and the models used may change over time. In using these models to construct the fund's portfolio, the subadviser expects that stock selection will reflect a slight bias for value stocks over growth stocks. The subadviser seeks to manage the fund's exposure to market capitalization categories (e.g., small cap, mid cap, and large cap) relative to the fund's benchmark.

The fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments.

In pursuing its investment strategy, the fund may invest in derivatives (investments whose value is based on securities, indexes or currencies) and may manage risk by implementing shifts in investment exposure. The fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the fund's net assets. However, the fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The fund also may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q4 `99, 23.58%
Worst Quarter: Q3 `02, -22.22%

INDEX  (reflects no fees or taxes)

MSCI EAFE INDEX, an unmanaged broad based index that measures the performance of stocks issued by companies from 21 countries in Europe, Australasia and the Far East.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1997        1998       1999       2000       2001       2002        2003        2004
1.4%        14.9%      29.7%     -16.6%     -21.5%     -21.7%      30.3%       15.6%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                             1 YEAR        5 YEARS        SINCE INCEPTION
Class I (b)                  15.59%         -5.04%              1.95%
Class 1                      15.59%         -5.04%              1.95%
Class 3 (c)                  15.59%         -5.04%              1.95%
MSCI EAFE Index              20.70%         -0.80%              5.21%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on January 1, 1997. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio. Effective November 25, 2002 and then August 1, 2005, the predecessor JHT portfolio changed its subadviser. Performance reflects results prior to these changes.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                              CLASS I          CLASS 1        CLASS 3
Management fee
Distribution and service (12b-1) fees                      -             0.05%          0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES             YEAR 1        YEAR 3        YEAR 5        YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGER

GMO's International Quantitative Investment Division manages the fund. The senior member of the Division with responsibilities for the fund and the year he joined the fund team are:

Dr. Thomas Hancock (October 2005)

See page __ for subadviser information.

FUND CODES

CLASS I    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

INTERNATIONAL VALUE FUND

SUBADVISER: Templeton Investment Counsel, LLC ("Templeton")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests in equity securities of companies located outside the U.S., including in emerging markets. Equity securities include common stocks and preferred stocks. The fund also invests in American, European and Global Depositary Receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. Depending upon current market conditions, the fund generally invests up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. Debt securities include bonds, notes and debentures.

In managing the portfolio, Templeton's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing equity investments, Templeton will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q2 `03, 24.18%
Worst Quarter: Q3 `02, -23.56%

INDEX  (reflects no fees or taxes)

MSCI EAFE INDEX -- an unmanaged broad based index that measures the performance of stocks issued by companies from 21 countries in Europe, Australasia and the Far East.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

2000        2001       2002      2003       2004
-6.5%      -10.0%     -17.8%     44.9%      21.5%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                           1 YEAR         5 YEARS        SINCE INCEPTION
Class I (b)                21.54%          4.03%              4.23%
Class 1                    21.54%          4.03%              4.23%
Class 3 (c)                21.54%          4.03%              4.23%
MSCI EAFE Index            20.70%         -0.80%              2.62%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on May 1, 1999. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, its foreign securities risk will be higher.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                     CLASS I          CLASS 1        CLASS 3
Management fee
Distribution and service (12b-1) fees             -             0.05%          0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years.

The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be [after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES          YEAR 1        YEAR 3         YEAR 5     YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The Templeton portfolio managers for the fund and its predecessor and the year each joined the fund team are:

Tucker Scott, CFA (team leader) (1999)
Cindy L. Sweeting, CFA (2003)
Antonio T. Docal, CFA (2003)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

OVERSEAS EQUITY FUND

SUBADVISER: Capital Guardian Trust Company ("CGTC")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of companies outside the U.S. in a diversified mix of large, established and medium-sized foreign companies located primarily in developed countries and, to a lesser extent, in emerging markets.

In managing the portfolio, CGTC selects stocks using proprietary fundamental research to identify companies that are believed to be: (i) undervalued (i.e., with current stock prices below long-term value); and (ii) asset rich with strong balance sheets and able to generate internal cash flows to meet capital needs.

The subadviser employs a research intensive approach using extensive field research and direct company contact to determine the fundamental value of a company. A company's future prospects are determined from analyzing its management, financial strength, products, markets, competitors, and future earnings and dividends. CGTC uses a multiple portfolio manager system in which the fund is divided into segments that are each managed by individual portfolio managers and/or research analysts. The fund is normally broadly diversified since its exposures reflect the aggregate decisions of the multiple portfolio managers and research analysts.

The fund's country and regional exposures are primarily a result of stock selection and, therefore, may vary significantly from the benchmark. The fund invests in at least three different countries other than the U.S. The fund will invest no more that 15% of its assets in emerging market stocks.

The fund may invest in initial public offerings (IPOs) and other types of securities that are not primary investment vehicles, such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts
(EDRs) and certain Exchange Traded Funds (ETFs).

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q4 `99, 24.44%
Worst Quarter: Q3 `02, -22.07%

INDEXES  (reflect no fees or taxes)

MSCI EAFE INDEX -- an unmanaged broad based index that measures the performance of stocks issued by companies from 21 countries in Europe, Australasia and the Far East. COMBINED INDEX -- represents the MSCI All Country World Ex U.S. Index from May 1996 to April 2004 and the MSCI EAFE Index from May 2004 and thereafter.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1997        1998       1999       2000       2001       2002        2003        2004
2.0%        16.0%      34.0%     -16.4%     -21.0%     -18.2%      32.4%       11.0%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                                 1 YEAR         5 YEARS       SINCE INCEPTION
Class I(b)                                       11.02%         -4.49%             3.46%
Class 1 (c)                                      11.02%         -4.49%             3.46%
Class 3 (d)                                      11.02%         -4.49%             3.46%
MSCI EAFE Index                                  20.70%         -0.80%             4.85%
Combined Index                                   20.04%         -0.20%             4.93%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor portfolio which commenced operations on April 29, 2005 when it succeeded to the operations and assumed the historical performance of the sole class of shares (the "VST Shares") of a John Hancock Variable Series Trust I portfolio which had commenced operations on May 1, 1996. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the JHT predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the JHT predecessor portfolio.

(b) The NAV shares of the JHT predecessor portfolio had (and the Class I shares have) lower expenses than the VST Shares. Performance would be higher if adjusted for these lower expenses.

(c) The Series I shares of the JHT predecessor portfolio had (and the Class 1 shares have) higher expenses than the VST Shares. Performance would be lower if adjusted for these higher expenses.

(d) The Class 3 shares have higher expenses than the Series I shares of the JHT predecessor portfolio, and those Series I shares had higher expenses that the VST Shares. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, its foreign securities risk will be higher.

      - INITIAL PUBLIC OFFERINGS (IPOs) RISK. The fund is subject to the risks associated with purchases of shares issued in IPOs by companies that have little operating history as public companies. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                CLASS I         CLASS 1       CLASS 3
Management fee
Distribution and service (12b-1) fees                        -            0.05%         0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be [after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES           YEAR 1          YEAR 3        YEAR 5       YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The CGTC portfolio managers for the fund and its predecessor and the year each joined the fund team are:

David I. Fisher (April 2005)
Arthur J. Gromadzki (April 2005)
Richard N. Havas (April 2005)
Nancy I. Kyle (April 2005)
Gerald du Manior (April 2005)
Christopher A. Reed (April 2005)
Lionel M. Sauvage (April 2005)
Nilly Sikorsky (April 2005)
Rudolf M. Staehelin (April 2005)
John Mant (April 2005)
Seung Kwak (April 2005)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

PACIFIC RIM FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and equity-related securities of established, larger-capitalization non-U.S. companies located in the Pacific Rim region that have attractive long-term prospects for growth of capital. Equity-related securities in which the portfolio may invest include: (i) preferred stocks, (ii) warrants and (iii) securities convertible into or exchangeable for common stocks. The portfolio may also invest up to 20% of its assets in countries outside the Pacific Rim region. Current income from dividends and interest will not be an important consideration in the selection of portfolio securities. The countries of the Pacific Rim region are: Australia, China, India, Indonesia, Hong Kong, Japan, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan and Thailand.

In managing the portfolio, MFC Global (U.S.A.)'s decision to invest in a particular country or particular region will be based upon its evaluation of political, economic and market trends in the country or region and throughout the world. MFC Global (U.S.A.) will shift investments among countries and the world's capital markets in accordance with its ongoing analyses of trends and developments affecting such markets and securities.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q4 `98, 24.41%
Worst Quarter: Q4 `97, -26.12%

INDEX  (reflects no fees or taxes)

MSCI AC PACIFIC INDEX - a free float-adjusted n unmanaged market capitalization index that measures equity market performance in the Pacific Region.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1995       1996    1997       1998      1999        2000       2001        2002       2003       2004
11.3%      9.8%   -34.1%     -4.6%      62.9%      -24.4%     -18.6%      -12.5%      40.4%      17.2%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                 1 YEAR         5 YEARS      10 YEARS
Class I (b)                      17.19%         -2.39%         1.04%
Class 1                          17.19%         -2.39%         1.04%
Class 3 (c)                      17.19%         -2.39%         1.04%
MSCI AC Pacific Index            18.57%         -2.94%         0.44%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on October 4, 1994. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                CLASS I         CLASS 1     CLASS 3
Management fee
Distribution and service (12b-1) fees                        -            0.05%       0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES      YEAR 1          YEAR 3         YEAR 5     YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGER

The MFC Global (U.S.A.) portfolio managers for the fund and its predecessor and the year each joined the fund team are:

Seton Lor (2000)
Pauline Dan (May 2005)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

                               FIXED-INCOME FUNDS

ACTIVE BOND FUND

SUBADVISERS: Declaration Management and Research LLC ("Declaration")
             John Hancock Advisers, LLC ("John Hancock Advisers")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks income and capital appreciation. To pursue this goal, the fund, an intermediate term bond fund, normally invests at least 80% of its assets in a diversified mix of debt securities including, but not limited to: U.S. Treasury and agency securities; asset-backed securities and mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities and collateralized mortgage offerings; corporate bonds, both U.S. and foreign; and foreign government and agency securities.

The fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the portfolio. The portfolio will be rebalanced quarterly so that each subadviser manages the following portion of the portfolio: 65% Declaration; and 35% John Hancock Advisers. These percentages are approximate and, because the portfolio is rebalanced quarterly, this allocation may change in the future.

Declaration: In managing its portion of the portfolio, Declaration uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based on market fundamentals and technical factors. The subadviser opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities. This portion of the portfolio normally has an average credit rating of "A" or "AA," has no more than 10% of its assets in high yield bonds, invests in foreign securities only if U.S. dollar denominated and has 10% or less (usually lower) of its assets in cash and cash equivalents.

John Hancock Advisers: In managing its portion of the portfolio, John Hancock Advisers uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. The subadviser tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months. This portion of the portfolio normally has an average credit rating of "A" or "AA," has no more than 25% of its assets in high yield bonds, may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities, and has 10% or less (usually lower) of its assets in cash and cash equivalent.

Each subadviser actively uses derivatives (investments whose value is based on indices or other securities) to manage the average maturity and interest rate sensitivity of its portion of the portfolio. Currency management strategies are primarily used for hedging purposes and to protect against changes in foreign currency exchange rates.

The fund's turnover rate will generally exceed 100%.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q2 '89, 7.14%
Worst Quarter: Q3 '87, -2.55%

INDEX  (reflects no fees or taxes)

LEHMAN BROTHERS AGGREGATE BOND INDEX --an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1998         1999        2000       2001        2002        2003       2004
 8.2%        -0.9%       10.5%       7.5%        7.3%        6.5%       4.8%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                       1 YEAR     5 YEARS     10 YEARS
Class I (b)                             4.75%      7.27%       7.63%
Class 1 (c)                             4.75%      7.27%       7.63%
Class 3 (d)                             4.75%      7.27%       7.63%
Lehman Brothers Aggregate Bond Index    4.34%      7.71%       7.72%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on April 29, 2005 when it succeeded to the operations and assumed the historical performance of the sole class of shares (the "VST Shares") of a John Hancock Variable Series Trust I portfolio which had commenced operations on March 29, 1986. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the JHT predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the JHT predecessor portfolio.

(b) The NAV shares of the JHT predecessor portfolio had (and the Class I shares have) lower expenses than the VST Shares. Performance would be higher if adjusted for these lower expenses.

(c) The Series I shares of the JHT predecessor portfolio had (and the Class 1 shares have) higher expenses than the VST Shares. Performance would be lower if adjusted for these higher expenses.

(d) The Class 3 shares have higher expenses than the Series I shares of the JHT predecessor portfolio, and those Series I shares had higher expenses that the VST Shares. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

      - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

      - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - ACTIVE PORTFOLIO TRADING RISK. The fund may actively trade portfolio securities, which could increase transaction costs (thus lowering performance) and increase your taxable distributions.

      - PREPAYMENT/CALL RISK. The fund's share price or yield could be hurt if interest rate movements cause its mortgage related or other asset-backed securities to be paid off substantially earlier than expected.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                 CLASS I    CLASS 1     CLASS 3
Management fee
Distribution and service (12b-1) fees         -       0.05%       0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES     YEAR 1  YEAR 3  YEAR 5  YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The Declaration portfolio managers for the fund and its predecessor and the year each joined the fund team are:

James E. Shallcross (2005)
Peter Farley (2005)

The John Hancock Advisers portfolio managers for the fund and its predecessor and the year each joined the fund team are:

Howard C. Greene, CFA (2005)
Benjamin A. Matthews (2005)
Barry C. Evans, CFA (2005)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP

        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CORE BOND FUND

SUBADVISER: Wells Fargo Fund Management ("Wells Fargo")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks total return consisting of income and capital appreciation. To pursue this goal, the fund normally invests in a broad range of investment-grade debt securities, including: U.S. Government obligations, corporate bonds, mortgage- and other asset-backed securities and money market instruments. The subadviser invests in debt securities that the subadviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. From time to time, the portfolio may also invest in unrated bonds that the subadviser believes are comparable to investment-grade debt securities. Under normal circumstances, the subadviser expects to maintain an overall effective duration range between 4 and 5-1/2 years.

In managing the portfolio, Wells Fargo normally invests at least 80% of the portfolio's assets in bonds; at least 80% of the total assets in investment-grade debt securities; up to 25% of the total assets in asset-backed securities, other than mortgage-backed securities; up to 20% of total assets in dollar-denominated obligations of foreign issuers; and up to 10% of the total assets in stripped mortgage-backed securities.

As part of a mortgage-backed securities investment strategy, the fund may enter into dollar rolls. The fund may also enter into reverse repurchase agreements to enhance return.

The fund may invest in derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio. Performance information is not provided for the fund since its predecessor JHT portfolio commenced operations in May 2005 and has not yet completed a full calendar year of operations. Generally, performance may be expected to vary from year to year. Past performance, when presented, does not indicate future results.

[GRAPHIC]

MAIN RISKS

      - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

      - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

      - PREPAYMENT/CALL RISK. The fund's share price or yield could be hurt if interest rate movements cause the fund's mortgage-related securities or stripped mortgage-backed securities to be paid off substantially earlier than expected.

      - PORTFOLIO DURATION RISK. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees      -     0.05%    0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES     YEAR 1  YEAR 3  YEAR 5  YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The Wells Fargo portfolio managers for the fund and its predecessor and the year each joined the fund team are:

William Stevens (2005)
Marie Chandoha (2005)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

GLOBAL BOND FUND

SUBADVISER: Pacific Investment Management Company LLC ("PIMCO")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to realize maximum total return, consistent with preservation of capital and prudent investment management. To pursue this goal, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income securities, which may include fixed-income securities denominated in major foreign currencies and in U.S. dollars. The fund may also invest in baskets of foreign currencies (such as the euro), and the U.S. dollar.

In managing the portfolio, PIMCO utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on PIMCO's outlook for the U.S. and foreign economies, the financial markets, and other factors.

Depending on PIMCO's current opinion as to the proper allocation of assets among domestic and foreign issuers, investments in the securities of issuers located outside the U.S. will normally vary between 25% and 75% of the fund's assets. The fund may invest up to 10% of its assets in fixed-income securities that are rated below investment grade but rated "B" or higher by Moody's or Standard & Poor's (or, if unrated, determined by PIMCO to be of comparable quality). The average portfolio duration (the measure of the expected life of a fixed-income security on a present value basis) of the fund will normally vary within a three to seven year time frame.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

      - securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

      - corporate debt securities, including convertible securities and corporate commercial paper;

      -     mortgage-backed and other asset-backed securities;

      -     inflation-indexed bonds issued by both governments and corporations;

      -     structured notes, including hybrid or "indexed" securities;

      -     event-linked bonds;

      -     loan participations;

      -     delayed funding loan and revolving credit facilities;

      - bank certificates of deposit, fixed time deposits and bankers' acceptances;

      - debt securities issued by state or local governments and their agencies, authorities and other instrumentalities;

      -     repurchase agreements and reverse repurchase agreements;

      - obligations of foreign governments of their subdivisions, agencies and instrumentalities; and

      -     obligations of international agencies or supranational entities.

The fund may invest in derivatives (investments whose value is based on indices or other securities).

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1, and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q2 `02, 10.64%
Worst Quarter: Q1 `99, -4.81%

INDEX (reflects no fees or taxes)

JP MORGAN GLOBAL (UNHEDGED) BOND INDEX - a broad measure of bond performance in developed countries, including the U.S.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1995     1996     1997     1998     1999    2000     2001     2002     2003     2004
23.2%     13%      3%       7.6%    -6.7%    1.7%     0.5%    20.1%    15.4%    10.4%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                        1 YEAR  5 YEARS  10 YEARS
Class I (b)                             10.38%   9.36%    8.45%
Class 1                                 10.38%   9.36%    8.45%
Class 3 (c)                             10.38%   9.36%    8.45%
JP Morgan Global (Unhedged) Bond Index  10.11%   8.85%    7.77%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on March 18, 1988. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio. Effective May 1, 1999, the predecessor portfolio changed its subadviser and investment objective; performance reflects results prior to these changes.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

      - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees       -     0.05%    0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement  (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES  YEAR 1  YEAR 3  YEAR 5  YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGER

The PIMCO portfolio manager for the fund and its predecessor and the year he joined the fund team are:

Sudi Mariappa (___)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

HIGH YIELD FUND

SUBADVISER: Salomon Brothers Asset Management Inc. ("SaBAM")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. To pursue this goal, the fund normally invests at least 80% of it's net assets (plus any borrowings for investment purposes) in high yield securities, including corporate bonds, preferred stocks, U.S. Government securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by SaBAM to be of equivalent quality): "Ba" through "C" by Moody's and "BB" through "D" by Standard & Poor's. Securities rated less than "Baa" by Moody's or "BBB" by Standard & Poor's are classified as non-investment grade securities and are commonly referred to as "junk bonds." The fund may also invest in investment grade securities.

In managing the portfolio, SaBAM may invest the fund's assets in foreign bonds and other fixed-income securities denominated in foreign currencies when it determines that the combination of current yield and currency value offers attractive expected returns. These foreign securities may include emerging market securities. SaBAM may utilize futures, swaps and other derivatives in managing the portfolio. The fund may also invest in fixed- and floating-rate loans, which generally will be loan participations and assignments of such loans.

The fund may invest in derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q2 `03, 7.94%
Worst Quarter: Q3 `98, -6.52%

INDEX  (reflects no fees or taxes)

CITIGROUP HIGH YIELD INDEX -- an unmanaged index that measures the performance of selected high-yield fixed-income securities (sometimes referred to as "junk bonds").

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

 1997         1998        1999       2000        2001       2002       2003       2004
12.7%         2.8%        8.0%       -9.0%      -5.5%       -6.7%      24.2%      11.1%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04(a)

                            1 YEAR  5 YEARS  SINCE INCEPTION
Class I (b)                 11.06%   2.06%        4.16%
Class 1                     11.06%   2.06%        4.16%
Class 3 (c)                 11.06%   2.06%        4.16%
Citigroup High Yield Index  10.79%   7.22%        6.79%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on January 1, 1997. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

      - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

      - PREPAYMENT/CALL RISK. The fund's share price or yield could be hurt if interest rate movements cause the fund's mortgage related securities to be paid off substantially earlier than expected.

      - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                CLASS I   CLASS 1   CLASS 3
Management fee
Distribution and service (12b-1) fees     -         0.05%     0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The members of SaBAM's Fixed Income Team for the fund and its predecessor and the year each joined the fund team are:

Peter Wilby, CFA (____)
Beth Semmel, CFA (____)
Thomas Flanagan, CFA (____)
James Craige, CFA (____)
John Madden (____)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

INVESTMENT QUALITY BOND FUND

SUBADVISER: Wellington Management Company, LLP ("Wellington Management")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to provide a high level of current income consistent with the maintenance of principle and liquidity. To pursue this goal, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds. The fund will tend to focus on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

In managing the portfolio, Wellington Management uses: (i) sector analysis, which focuses on the differences in yields among security types, issuers and industry sectors; (ii) credit research, which focuses on both quantitative and qualitative criteria such as call protection (payment guarantees), an issuer's industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions; and (iii) call protection. Individual purchase and sales decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall portfolio.

At least 80% of the fund's assets are invested in bonds and debentures, including:

      - marketable investment grade debt securities of U.S. and foreign issuers (payable in U.S. dollars) rated at the time of purchase "Baa" or higher by Moody's or "BBB" or higher by Standard and Poor's (or, if unrated, of comparable quality as determined by Wellington Management), including privately placed debt securities, asset-backed securities and commercial mortgage-backed securities;

      - securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities;

      -     cash and cash equivalent securities; and

      - up to 20% of the fund's assets in non-U.S. dollar fixed-income securities including up to 5% in emerging market fixed-income securities.

The balance (no more than 20%) of the fund's assets may be invested in below investment grade bonds and other securities including: privately placed debt securities and commercial mortgage-backed securities; U.S. and foreign debt securities rated "Ba" or lower by Moody's or "BB" or lower by Standard & Poor's (and unrated securities of comparable quality as determined by Wellington Management); preferred stocks; convertible securities; and non-U.S. dollar fixed-income securities subject to the 20% limit set forth above.

The fund may invest up to 20% of its assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly knows as "junk bonds"). However, the fund is not required to dispose of bonds that may be downgraded to high yield securities after purchase, even though such downgrades may cause the fund to exceed this 20% maximum.

The fund may invest in derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q3 `91, 6.57%
Worst Quarter: Q1 `90, -6.06%

INDEX  (reflects no fees or taxes)

LEHMAN BROTHERS AGGREGATE BOND INDEX -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding. COMBINED INDEX -- comprised of 50% of the return of the Lehman Brothers Government Bond Index and 50% of the return of the Lehman Brothers Credit Bond Index.

CLASS 1 CALENDAR  YEAR TOTAL RETURNS

[BAR CHART]

1995    1996   1997   1998   1999    2000   2001   2002   2003   2004
19.5%   2.6%   9.8%   8.7%   -1.8%   9.4%   7.3%   9.9%   7.3%   4.8%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                          1 YEAR   5 YEARS   10 YEARS
Class I (b)                                4.81%    7.74%     7.63%
Class 1                                    4.81%    7.74%     7.63%
Class 3 (c)                                4.81%    7.74%     7.63%
Lehman Brothers Aggregate Bond Index (b)   4.34%    7.71%     7.72%
Combined Index                             4.36%    8.06%     7.94%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on June 18, 1985. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

      - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees      -     0.05%    0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement  (b)
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The Wellington Management portfolio managers for the fund and its predecessor and the year each joined the fund team are:

Thomas L. Pappas, CFA (1994)
Richard T. Crawford, CFA (1997)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

MONEY MARKET FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to obtain maximum current income consistent with preservation of principal and liquidity. To pursue this goal, the fund normally invests in high quality, U.S. dollar denominated money market instruments. The fund intends to maintain, to the extent practicable, a constant per share net asset value of $10.00. There is no assurance that the fund will be able to do so.

The high quality, U.S. dollar denominated money market instruments in which the fund may invest include:

      - Obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress ("U.S. Government Securities"), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the fund must be payable in U.S. dollars);

      - Certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers' acceptances of U.S. banks, foreign branches of U.S. banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100,000,000 (or less than $100,000,000 if the principal amount of such back obligations is insured by the Federal Deposit Insurance Corporation of the Saving Association Insurance Fund);

      - Commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest credit rating categories by any NRSRO (such as "P-1" or "P-2" by Moody's or "A-1" or "A-2" by Standard & Poor's) or, if not rated, is issued by a company which the subadviser, acting pursuant to guidelines established by the Fund's Board of Trustees, has determined to be of minimal credit risk and comparable quality;

      - Corporate obligations maturing in 397 days or less which at the date of investment are rated within the two highest rating categories by any NRSRO (such as "Aa" or higher by Standard & Poor's);

      - Short-term obligations issued by state and local governmental issuers; o Securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and

      - Repurchase agreements with respect to any of the foregoing obligations.

All of the fund's investments will mature in 397 days or less and the portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less. By limiting the maturity of its investments, the fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates.

The fund may invest up to 20% of its assets in any of the U.S. dollar denominated foreign securities described above. It is not authorized to enter into mortgage dollar rolls or warrants or to engage hedging strategies such as put and call options on securities, financial futures contracts and fixed-income indices and interest rate transactions.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q2 `89, 2.19%
Worst Quarter: Q1 `04 , 0.11%

INDEX  (reflects no fees or taxes)

CITIGROUP U.S. 90 DAY T-BILL, - an unmanaged index that measures the rate of return for 90-day U.S. Treasury bills.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1995   1996   1997   1998   1999   2000   2001   2002   2003   2004
5.6%   5.1%   5.25   5.0%   4.6%   5.9%   3.6%   1.2%   0.6%   0.9%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04(a)

                                         1 YEAR         5 YEARS        10 YEARS
Class I (b)                               0.90%          2.39%          3.74%
Class 1                                   0.90%          2.39%          3.74%
Class 3 (c)                               0.90%          2.39%          3.74%
Citigroup U.S. 90 Day T-Bill Index        1.24%          2.80%          4.00%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on June 18, 1985. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - MONEY MARKET RISK. The fund is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the fund seeks to preserve the value of the shareholder's investment at $10.00 per share, it is possible to lose money by investing in the fund. For example, the fund could lose money if a portfolio security is downgraded and must be sold at less than its the cost.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees      -     0.05%    0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement  (b)
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5  YEAR 10
Class I
Class 1
Class 3

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

REAL RETURN BOND FUND

SUBADVISER: Pacific Investment Management Company LLC ("PIMCO")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management. To pursue this goal, the fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

The average portfolio duration of the fund normally varies within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index. The fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (commonly known as "junk bonds") rated "B" or higher by Moody's or Standard & Poor's, or, if unrated, determined by PIMCO to be of comparable quality. The fund may invest up to 20% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.

The fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The fund may lend its portfolio securities to brokers, dealers, and other financial institutions to earn income and may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques such as buy backs or dollar rolls.

The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

The fund may invest in derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October 31, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q1 `04, 5.80%
Worst Quarter: Q2 `04, -3.02%

INDEX  (reflects no fees or taxes)

LEHMAN BROTHERS GLOBAL REAL U.S. TIPS INDEX, - an unmanaged market index that measures the performance of U.S. Treasury Linked index securities.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

2004
9.1%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04(a)

                                              1 YEAR   SINCE INCEPTION
Class I (b)                                   9.06%         8.45%
Class 1                                       9.06%         8.45%
Class 3 (c)                                   9.06%         8.45%
Lehman Brothers Global Real U.S. TIPS Index   8.46%         8.53%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on May 5, 2003. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

      - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees      -     0.05%    0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement  (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1  YEAR 3  YEAR 5  YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGER

The PIMCO portfolio manager for the fund and its predecessor and the year he joined the fund team are:

John B. Brynjolfsson, CFA (____)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

SHORT-TERM BOND FUND

SUBADVISER: Declaration Management & Research LLC ("Declaration")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks income and capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in a diversified mix of debt securities and instruments, including but not limited to: U.S. Treasury and Agency securities; asset-backed securities and mortgage-backed securities including mortgage pass-through securities, commercial mortgage-backed securities ("CMBS") and collateralized mortgage offerings ("CMOs"); corporate bonds, both U.S. and foreign (if dollar denominated); and foreign governmental and agency securities (if dollar denominated).

In managing the portfolio and selecting bonds, Declaration uses a combination of proprietary research and quantitative tools and seeks to identify bond and bond sectors that are believed to be attractively priced based upon market fundamentals and technical factors. The subadviser opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities. The portfolio normally has an average credit rating of "A" or "AA", a weighted average effective maturity between one and three years, and no more than 15% of its assets in high yield bonds (commonly known as "junk bonds").

The fund may have significant exposure to derivatives (investments whose value is based on indices or other securities), such as forwards, futures, options and swaps. The subadviser uses derivatives to manage the average maturity and interest rate sensitivity of the portfolio. Currency management strategies are primarily used for hedging purposes and to protect against changes in foreign currency exchange rates. The fund's turnover rate will generally exceed 100%.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q2 `95, 3.87%
Worst Quarter: Q2 `04, -0.96%

INDEXES  (reflect no fees or taxes)

LEHMAN BROTHERS 1-3 YEAR AGGREGATE BOND INDEX -- an unmanaged index that measures the performance of investment grade securities having a maturity of at least one year but less than three years, and which have more than $100 million of securities outstanding.

COMBINED INDEX -- represents the Merrill Lynch 1-5 Year Government Bond Index from May 1994 to April 1998; 65% Lehman Brothers 1-3 Year Credit Bond Index and 35% Lehman Brothers 1-3 Year Government Bond Index from May 1998 to April 2002; and the Lehman Brothers Aggregate Bond index from May 2002 and thereafter.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1995   1996  1997  1998  1999  2000  2001  2002  2003  2004
11.5%  3.6%  6.4%  5.8%  3.0%  8.0%  8.1%  5.7%  2.8%  1.4%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                               1 YEAR  5 YEARS  10 YEARS
Class I (b)                                     1.42%   5.15%    5.58%
Class 1 (c)                                     1.42%   5.15%    5.58%
Class 3 (d)                                     1.42%   5.15%    5.58%
Lehman Brothers 1-3 Year Aggregate Bond Index   1.43%   5.34%     N/A
Combined Index                                  1.43%   5.34%    6.14%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor portfolio which commenced operations on April 29, 2005 when it succeeded to the operations and assumed the historical performance of the sole class of shares (the "VST Shares") of a John Hancock Variable Series Trust I portfolio which had commenced operations on May 1, 1994. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the JHT predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the JHT predecessor portfolio.

(b) The NAV shares of the JHT predecessor portfolio had (and the Class I shares have) lower expenses than the VST Shares. Performance would be higher if adjusted for these lower expenses.

(c) The Series I shares of the JHT predecessor portfolio had (and the Class 1 shares have) higher expenses than the VST Shares. Performance would be lower if adjusted for these higher expenses.

(d) The Class 3 shares have higher expenses than the Series I shares of the JHT predecessor portfolio, and those Series I shares had higher expenses that the VST Shares. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

      - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

      - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - PORTFOLIO DURATION RISK. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

      - ACTIVE PORTFOLIO TRADING RISK. The fund may actively trade portfolio securities, which could increase transaction costs (thus lowering performance) and increase your taxable distributions.

      - PREPAYMENT/CALL RISK. The fund's share price or yield could be hurt if interest rate movements cause the fund's mortgage-related or other asset-backed securities to be paid off substantially earlier than expected.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - CONCENTRATION RISK. To the extent the fund invests in securities of a relatively small number of issuers, it could experience more volatile performance relative to funds that invest in a larger number of issuers.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees      -     0.05%    0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement  (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1  YEAR 3   YEAR 5   YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The Declaration portfolio managers for the fund and its predecessor and the year each joined the fund team are:

James E. Shallcross (April 2005)
Peter Farley (April 2005)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

SPECTRUM INCOME FUND

SUBADVISER: T. Rowe Price Associates, Inc. ("T. Rowe Price")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a high level of current income with moderate share price fluctuation. To pursue this goal, the fund diversifies its assets widely among market segments. The fund seeks to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments over time.

The fund normally invests in domestic and international bonds (including high yield fixed-income securities commonly known as "junk bonds"), income-oriented stocks, short-term securities, mortgage-backed securities and U.S. Government securities. The fund may also invest in high-yielding and high-risk government and corporate fixed-income securities of emerging market countries.

In managing the portfolio, T. Rowe Price decides how much of the fund's assets to allocate to a particular market segment based on its outlook for, and on the relative valuations of, the various markets in which the fund invests. The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may invest in derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

Performance information is not presented for the fund because it commenced operations on October __, 2005 and has not yet completed a full calendar year of operations. Generally, performance may be expected to vary from year to year. Past performance, when presented, does not indicate future results.

[GRAPHIC]

MAIN RISKS

By investing in underlying T. Rowe Price funds, the fund is subject to the risks associated with the securities in which those underlying funds invest.

      - INTEREST RATE RISK. The funds invests in fixed-income securities which are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

      - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

      - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, its foreign securities risk will be higher.

      - PREPAYMENT/CALL RISK. The fund's share price or yield could be hurt if interest rate movements cause the fund's mortgage-backed securities to be paid off substantially earlier than expected.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees      -     0.05%    0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement  (b)
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3
Class I
Class 1
Class 3

PORTFOLIO MANAGER

The chair of T. Rowe Price's Investment Advisory Committee for the fund and the year he joined the fund team are:

Edmund M. Notzon, III (October 2005)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

STRATEGIC BOND FUND

SUBADVISER: Salomon Brothers Asset Management Inc. ("SaBAM")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a high level of total return consistent with preservation of capital. To pursue this goal, the fund normally invests at least 80% of it's net assets (plus any borrowings for investment purposes) in fixed-income securities. The fund's assets may be allocated among the following five sectors of the fixed-income market: (i) U.S. Government obligations; (ii) investment grade domestic corporate fixed-income securities; (iii) below investment grade or non-investment grade high yield corporate fixed-income securities; (iv) mortgage-backed and asset-backed securities; and (v) investment grade and below investment grade or non-investment grade high yield international fixed-income securities. The fund invests in fixed-income securities across a range of credit qualities and may invest a substantial portion of its assets in obligations rated below investment grade securities, commonly known as "junk bonds."

In managing the portfolio, SaBAM will determine the amount of assets to be allocated to each type of security based on its assessment of the maximum level of total return that can be achieved from a portfolio which is invested in these securities without incurring undue risks to principal value. The allocation decisions are based on SaBAM's analysis of current economic and market conditions and the relative risks and opportunities presented in these markets. In making this determination, SaBAM relies in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security and in part on its own assessments of economic and market conditions both on a global and local (country) basis. The portfolio's assets may not always be allocated to the highest yielding securities if SaBAM believes that such investments would impair the portfolio's ability to preserve shareholder capital.

The fund may invest without limitation in high yield domestic and foreign income securities and up to 100% of the its assets in foreign securities. SaBAM has discretion to select the range of maturities, which may vary substantially depending on economic and market conditions, of the various fixed-income securities in which the portfolio invests.

Although SaBAM does not anticipate investing in excess of 75% of the fund's assets in domestic and developing country fixed-income securities that are rated below investment grade, the fund may invest in a greater percentage in such securities when, in the opinion of the SaBAM, the yield available from such securities outweighs their additional risks. By investing a portion of the fund's assets in securities rated below investment grade, as well as through investment in mortgage-backed securities and international debt securities, SaBAM seeks to provide investors with a higher yield than high-quality domestic corporate bond funds with less risk than a fund that invests principally in securities rated below investment grade. Certain of the debt securities in which the portfolio may invest may have, or be considered comparable to securities having, the lowest ratings for non-subordinated debt instruments assigned by Moody's or Standard & Poor's (i.e. rated "C" by Moody's or "CCC" or lower by Standards & Poor's). In light of the risks associated with investing in high yield corporate and sovereign debt securities, SaBAM considers various factors in evaluating the credit worthiness of an issue. The portfolio's ability to achieve its investment objective may be more dependent on SaBAM's credit analysis than would be the case if it invested in higher quality debt securities.

The fund may use a variety of hedging strategies, including put and call options on securities, financial futures contracts and fixed-income indices and interest rate transactions. With the exception of currency transactions, however, it is not presently anticipated that any of these strategies will be used to a significant degree by the fund.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q2 `95, 9.55%
Worst Quarter: Q1 `94, -4.04%

INDEX  (reflects no fees or taxes)

LEHMAN BROTHERS AGGREGATE BOND INDEX -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

 1995   1996  1997   1998  1999  2000  2001  2002   2003  2004
19.2%  14.7%  11.0%  1.3%  2.0%  7.3%  6.2%   9%   13.1%  6.7%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04(a)

                                       1 YEAR   5 YEARS  TEN YEARS
Class I (b)                             6.66%    8.44%     8.95%
Class 1                                 6.66%    8.44%     8.95%
Class 3(c)                              6.66%    8.44%     8.95%
Lehman Brothers Aggregate Bond Index    4.34%    7.71%     7.72%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on February 19, 2003. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

      - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

      - PREPAYMENT/CALL RISK. The fund's share price or yield could be hurt if interest rate movements cause the fund's mortgage-related or other asset-backed securities to be paid off substantially earlier than expected.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - MANAGER RISK. If the subadviser's investment strategies do not perform as expected, the fund could underperform its peers or lose money.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees      -     0.05%    0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement  (b)
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The SaBAM portfolio managers for the fund and its predecessor and the year each joined the fund team are:

Roger Lavan, CFA (1993)
Peter Wilby, CFA, CPA (1993)
David Scott (CAM Limited*) (1995)

*SaBAM's affiliate Citigroup Asset Management Limited (CAM Limited) provides certain advisory services to SaBAM with regard to the fund's currency transactions and investments and in non-dollar denominated debt securities.

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

STRATEGIC INCOME FUND

SUBADVISER: John Hancock Advisers, LLC ("John Hancock Advisers")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a high level of current income. To pursue this goal, the fund normally invests primarily in three types of securities: foreign government and corporate debt securities from developed and emerging markets; U.S. Government and agency securities; and U.S. high yield bonds.

The fund may also invest in preferred stock and other types of debt securities, including domestic corporate debt securities and mortgage-backed securities. Although the fund invests in securities rated as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade (AAA to BBB). The subadviser places no limit on the portfolio's average maturity.

In managing the portfolio, John Hancock Advisers allocates assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the subadviser may invest up to 100% of the fund's assets in any one sector. Within each sector, the subadviser looks for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net asset in U.S. or foreign stocks.

The fund may trade actively, which could increase its transactions costs, thus lowering performance.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio. Performance information is not provided for the fund since its predecessor JHT portfolio commenced operations in May 2004 and has not yet completed a full calendar year of operations. Generally, performance may be expected to vary from year to year. Past performance, when presented, does not indicate future results.

[GRAPHIC]

MAIN RISKS

      - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

      - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - EQUITY SECURITIES RISK- Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests declines or if overall market and economic conditions deteriorate.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees      -     0.05%    0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement  (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The John Hancock Advisers portfolio managers for the fund and its predecessor and the year each joined the fund team are:

Frederick L. Cavanaugh, Jr. (May 2004)
Daniel S. Janis, III (May 2004)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

TOTAL RETURN FUND

SUBADVISER: Pacific Investment Management Company LLC ("PIMCO")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to realize maximum total return, consistent with preservation of capital and prudent investment management. To pursue this goal, the fund normally invests at least 65% of its net assets in a diversified portfolio of fixed-income securities of varying maturities. The average portfolio duration (a measure of the expected life of a fixed-income security on a present value basis) of the fund will normally vary within a three to six year time frame based on the subadviser's forecast for interest rates.

The fund may invest up to 10% of its assets in fixed-income securities that are rated below investment grade but rated "B" or higher by Moody's or Standard & Poor's (or if unrated, determined by PIMCO to be of comparable quality). The fund may also invest up to 30% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Portfolio holdings will be concentrated in areas of the bond market (based on quality, sector, coupon or maturity) which the subadviser believes to be relatively undervalued.

In managing the portfolio, PIMCO utilizes forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on PIMCO's outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed-income securities in which the fund may invest include the following (which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies):

      - Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

      - Corporate debt securities, including convertible securities and corporate commercial paper;

      -     Mortgage-backed and other asset-backed securities;

      -     Inflation-indexed bonds issued by both governments and corporations;

      -     Structured notes, including hybrid or "indexed" securities;

      -     Event-linked bonds;

      -     Loan participations;

      -     Delayed funding loan and revolving credit facilities;

      - Bank certificates of deposit, fixed time deposits and bankers' acceptances;

      - Debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;

      -     Repurchase agreements and reverse repurchase agreements;

      - Obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities.

To obtain market exposure to the securities in which the fund invests and to hedge currency risk, the fund may: purchase and sell options on domestic and foreign securities, securities indexes and currencies; purchase and sell futures and options on futures; purchase and sell currency or securities on a forward basis; and enter into interest rate, index, equity, credit default swaps and currency rate swap agreements. PIMCO normally intends to use foreign currency-related strategic transactions in an effort to hedge currency risk with respect to at least 75% of the assets of the portfolio denominated in currencies other than the U.S. dollar.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q3 `01, 6.43%
Worst Quarter: Q2 `01, -0.50%

INDEX  (reflects no fees or taxes)

LEHMAN BROTHERS AGGREGATE BOND INDEX -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

2000          2001        2002        2003       2004
10.5%         8.3%        9.5%        5.0%       5.0%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04(a)

                                       1 YEAR   5 YEARS  SINCE INCEPTION
Class I (b)                             4.96%    7.71%        6.57%
Class 1                                 4.96%    7.71%        6.57%
Class 3 (c)                             4.96%    7.71%        6.57%
Lehman Brothers Aggregate Bond Index    4.34%    7.71%        6.65%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on May 1, 1999. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

      - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees      -     0.05%    0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement  (b)
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGER

The PIMCO portfolio manager for the fund and its predecessor and the year he joined the fund team are:

William H. Gross, CFA (___)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

U.S. GOVERNMENT SECURITIES FUND

SUBADVISER: Salomon Brothers Asset Management Inc ("SaBAM")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to obtain a high level of current income consistent with preservation of capital and maintenance of liquidity. To pursue this goal, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities and futures contracts.

The securities in which the fund invests include:

      - Mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government and which are the "modified pass-through" type of mortgage- backed security ("GNMA Certificates"). Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

      - U.S. Treasury obligations (including repurchase agreements collateralized by U.S. Treasury obligations, which are supported by the full faith and credit of the U.S. Government);

      - Obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government (including repurchase agreements collateralized by these obligations);

      - Mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association;

      -     Futures contracts or financial instruments and indices; and

      - Collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed (i) by the credit alone of the U.S. government agency or instrumentality which issues or guarantees the mortgage-backed securities or (ii) by the full faith and credit of the U.S. government.

The fund may invest in derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q2 `95, 5.4%
Worst Quarter: Q1 '92, -2.02%

INDEX  (reflects no fees or taxes)

CITIGROUP 1-10 YEAR TREASURY INDEX, - an unmanaged index that measures the performance of U.S. Treasury notes and bonds with remaining maturities of at least one year but not more than 10 years.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

 1995  1996  1997  1998  1999   2000   2001  2002  2003  2004
15.6%  3.4%  8.5%  7.5%  -0.2%  10.9%  7.0%  8.0%  1.7%  2.9%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04(a)

                                       1 YEAR   5 YEARS  10 YEARS
Class I (b)                             2.89%    6.05%    6.43%
Class 1                                 2.89%    6.05%    6.43%
Class 3(c)                              2.89%    6.05%    6.43%
Citigroup 1-10 Year Treasury Index      2.02%    6.27%    6.61%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on March 18, 1988. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

      - U.S. GOVERNMENT SECURITIES RISK. U.S. government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of the fund's securities do not affect interest income on securities already held by the fund but are reflected in the fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the fund's average maturity is longer, under certain market conditions the fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

      - PREPAYMENT/CALL RISK. The fund's share price or yield could be hurt if interest rate movements cause the fund's mortgage-related or other asset-backed securities to be paid off substantially earlier than expected. =

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees      -     0.05%    0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement  (b)
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES  YEAR 1  YEAR 3  YEAR 5  YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGER

The SaBAM portfolio manager for the fund and its predecessor and the year he joined the fund team are:

Roger Lavan (1993)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

U.S. HIGH YIELD BOND FUND

SUBADVISER:  Wells Fargo Fund Management, LLC ("Wells Fargo")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks total return with a high level of current income. To pursue this goal, the fund invests in a diversified portfolio of below investment-grade debt securities (commonly known as "junk bonds" or high yield securities). The fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

Under normal circumstances, the fund invests: at least 80% of its assets in corporate debt securities that are below investment-grade, including preferred and other convertible securities; up to 15% of its assets in any one industry; and up to 5% of its assets in any one issuer. The subadviser will generally invest in below investment-grade debt securities that are rated at least "Caa" by Moody's or "CCC" by Standard & Poor's or that are unrated but deemed to be of comparable quality but may also invest in securities rated below these ratings, or unrated securities of comparable quality. The average credit quality of the portfolio is expected to be at least B- as rated by Standard & Poor's.

In managing the portfolio, Wells Fargo focuses on individual security selection using the "bottom-up" approach and seeks to identify high yield securities that appear comparatively undervalued. The subadviser uses its knowledge of various industries to assess the risk/return tradeoff among issuers within particular industries. The subadviser analyzes the issuers' long-term prospects and focuses on characteristics such as management, asset coverage, free cash flow generation, liquidity and business risk. The subadviser's research and analysis highlight industry drivers, competitive position and operating trends with an emphasis on cash flow.

Wells Fargo purchases securities for the portfolio when attractive risk/reward ideas are identified and sells securities when either the securities become overvalued or circumstances change in a way that adversely affects this risk/reward profile. Rigorous credit analysis of individual issuers is an integral part of the selection process. The subadviser attempts to invest in high yield securities of issuers who the subadviser believes have ample asset coverage for their debt securities in comparison to other high yield security issuers in an effort to minimize default risk and maximize risk-adjusted returns. The total return sought by the fund consists of income earned on the portfolio's investments, together with the appreciation that may result from decreases in interest rates or improving credit fundamentals for a particular industry or issuer.

The fund may invest in certain derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio. Performance information is not provided for the fund since its predecessor JHT portfolio commenced operations in May 2005 and has not yet completed a full calendar year of operations. Generally, performance may be expected to vary from year to year. Past performance, when presented, does not indicate future results.

[GRAPHIC]

MAIN RISKS

      - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

      - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees      -     0.05%    0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement  (b)
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The Wells Fargo portfolio managers for the fund and its predecessor and the year each joined the fund team are:

Roger Wittlin (April 2005)
Phil Susser (April 2005)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

                                  HYBRID FUNDS

GLOBAL ALLOCATION FUND

SUBADVISER: UBS Global Asset Management ("UBS")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks total return, consisting of long-term capital appreciation and current income. To pursue this goal, the fund normally allocates its assets between fixed income securities and equity securities. The fund is a multi-asset portfolio and invests in each of the major asset classes: U.S. fixed income, U.S. equities, international fixed income and international equities, based upon the subadviser's assessment of prevailing market conditions in the U.S. and abroad.

In managing the equity portion of the portfolio, the subadviser selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the subadviser's assessment of what a security is worth. The subadviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The subadviser then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

For each security under analysis, the fundamental value estimate is compared to the company's current market price to ascertain whether a valuation anomaly exists. A stock with a market price below the estimated intrinsic or fundamental value would be considered a candidate for inclusion in the portfolio. The comparison between price and intrinsic or fundamental value allows comparisons across industries and countries.

In selecting fixed income securities, the subadviser uses an internally developed valuation model that quantifies return expectations for all major bond markets, domestic and foreign. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the subadviser considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook.

These securities will have an initial maturity of more than one year and will generally be of investment-grade quality and possess a minimum rating of BBB by S&P or Baa by Moody's, or, if unrated, determined to be of comparable quality by the subadviser.

The subadviser's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings within a country. The subadviser manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risks.

The portfolio's risk is carefully monitored with consideration given to the risk generated by individual positions, sector, country and currency views.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

The subadviser actively manages the fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q2 `03, 14.38%
Worst Quarter: Q3 `02, -17.65%

INDEXES (reflect no fees or taxes)

S&P 500 INDEX -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

GLOBAL SECURITIES MARKETS INDEX -- an unmanaged index compiled by UBS Global Asset Management that is currently constructed as follows: 40% Russell 3000 Index, 22% MSCI World ex-USA Free Index, and 21% Citigroup Broad Investment Grade Bond Index.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

 2001         2002        2003       2004
-13.4%       -23.2%      26.4%       12.7%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                       1 YEAR   SINCE INCEPTION
Class I (b)                            12.73%      -1.82%
Class 1                                12.73%      -1.82%
Class 3 (c)                            12.73%      -1.82%
S&P 500 Index                          10.87%      -2.30%
Global Securities Markets Index        12.91%       3.22%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on May 1, 2000. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

      - INVESTMENT CATEGORY RISK. The fund's strategy of investing in multiple asset categories carries the risk that the fund may allocate assets to an asset category that underperforms other asset categories. For example, the fund may be overweighted in equity securities when the stock market is falling and the fixed-income market is rising.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, its foreign securities risk will be higher.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - ACTIVE PORTFOLIO TRADING RISK. The fund may actively trade portfolio securities, which could increase transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees      -     0.05%    0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The UBS portfolio managers for the fund and its predecessor and the year each joined the fund team are:

Brian D. Singer (_____)
Thomas P. Madsen (____)
John A. Penicook (______)
Neil Williams (______)
Tom Clarke (_____)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

INCOME & VALUE FUND

SUBADVISER: Capital Guardian Trust Company ("CGTC")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks the balanced accomplishment of (a) conservation of principal and
(b) long-term growth of capital and income. To pursue this goal, the fund invests its assets in both equity and fixed income securities.

In managing the portfolio, CGTC has full discretion to determine the allocation of assets between equity and fixed income securities. Generally, between 25% and 75% of the fund's assets will be invested in fixed income securities, unless CGTC determines that some other proportion would better serve the fund's investment objective.

Fixed-Income Securities. At least 80% of the fixed income portion of the fund's portfolio will consist of the following:

      - securities rated "Baa" or better at the time of purchase by Moody's or "BBB" by Standard & Poor's or deemed by CGTC to be of equivalent quality, including mortgage-related and asset-backed securities;

      - non-U.S. dollar fixed income securities (up to 15% of the fund's assets, including up to 5% in emerging market fixed income securities);

      - securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and o cash or cash equivalents including commercial bank obligations and commercial paper.

Fixed-income securities may include ADRs, Yankee Bonds and Eurodollar instruments which are U.S. dollar denominated and non-U.S. dollar fixed income securities subject to the limits set forth above.

Equity Securities. Equity securities will be traded on national securities exchanges, NASDAQ or in other national OTC markets and may include ADRs and other U.S. registered securities of foreign issuers which are denominated in U.S. dollars.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q2 `03, 13.68%
Worst Quarter: Q3 `02, -13.70%

INDEXES (reflect no fees or taxes)

S&P 500 INDEX -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

CITIGROUP BROAD INVESTMENT GRADE BOND INDEX -- an unmanaged market capitalization-weighted fixed income index that measures the performance of fixed-rate U.S. Treasury, government-sponsored, mortgage and investment grade corporate securities with maturities of one year or longer.

COMBINED INDEX -- represents 32.5% of the return of the Dow Jones Wilshire 5000 Index, 10% of the MSCI EAFE Index, 40% of the Lehman Brothers Aggregate Bond Index, 10% of the 90 Day T-Bill, and 7.5% of the Merrill Lynch High Yield Index through April 30, 1999, and 60% of the return of the S&P 500 Index and 40% of the return of the Citigroup Broad Investment Grade Bond Index from May 1, 1999 and thereafter.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

 1995  1996   1997   1998   1999  2000  2001   2002   2003   2004
20.7%  10.0%  15.3%  15.1%  8.5%  4.9%  1.0%  -15.9%  26.5%  7.6%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                              1 YEAR   5 YEARS  10 YEARS
Class I (b)                                    7.64%    3.94%    8.84%
Class 1                                        7.64%    3.94%    8.84%
Class 3 (c)                                    7.64%    3.94%    8.84%
S&P 500 Index                                 10.87%    -2.30%   12.07%
Citigroup Broad Investment Grade Bond Index    4.48%    7.73%    7.74%
Combined Index                                 8.35%    1.99%    8.04%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on August 3, 1989. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

      - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

      - PREPAYMENT/CALL RISK. The fund's share price or yield could be hurt if interest rate movements cause its mortgage related or other asset-backed securities to be paid off substantially earlier than expected.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees      -     0.05%    0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The CGTC portfolio managers for the fund and its predecessor and the year each joined the fund team are:

Alan J. Wilson (1999)
Michael D. Locke (1999)
Christine C. Cronin (2001)
Michael R. Ericksen (1999)
David I. Fisher (1999)
James R. Mulally (1999)
Theodore R. Samuels (1999)
Eugene P. Stein (1999)
Terry Berkemeier (1999)

Karen A. Miller (2000)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

MANAGED FUND

SUBADVISERS: Grantham, Mayo, van Otterloo & Co. LLC ("GMO")

             Declaration Management & Research LLC ("Declaration")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks income and long-term capital appreciation. To pursue this goal, the fund, a balanced stock and bond fund, invests primarily in a diversified mix of: (a) common stocks of larger capitalization U.S. companies; and (b) bonds with an overall intermediate term average maturity.

The fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the fund's portfolio. The portfolio will be rebalanced quarterly so that each subadviser manages the following portion of the portfolio: 60% [ ]; and 40% Declaration. (These percentages are approximate; since the portfolio is only rebalanced quarterly, the actual portion of the portfolio managed by each subadviser will vary during each calendar quarter.) This allocation methodology may change in the future.

[ ]. In managing its portion of the portfolio, [ ] will normally invests at least 80% of the assets of such portion in equity investments tied economically to the U.S. [ ] uses proprietary research and quantitative models to seek out stocks it believes are undervalued as well as stocks it believes have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their true fundamental value. The subadviser also uses proprietary techniques to adjust its portion of the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

[ ] intends its portion of the fund to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments.

Declaration. In managing its portion of the portfolio, Declaration selects bonds using a combination of proprietary research and quantitative tools. It invests in bond and bond sectors that it believes are attractively priced based on market fundamentals and technical factors. Declaration opportunistically emphasizes bonds with yields in excess of Treasury securities.

Declaration normally has no more than 10% of its bond assets in high yield bonds (commonly known as "junk bonds") and normally invests in foreign securities only if U.S. dollar denominated.

Declaration's portion of the portfolio normally has 10% or less (usually lower) of its assets in cash and cash equivalents. However, in abnormal market conditions, this portion of the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, it might not achieve its investment goal.

All Portions of the Portfolio. Each portion of the portfolio may invest in derivatives (investments whose value is based on securities, indexes or currencies).

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q4 `98, 14.77%
Worst Quarter: Q3 `02, -10.91%

INDEXES (reflect no fees or taxes)

S&P 500 INDEX -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

LEHMAN BROTHERS AGGREGATE BOND INDEX -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

COMBINED INDEX -- represents 50% S&P 500 Index and 50% Lehman Brothers Aggregate Bond Index from April 1986 to December 1997, and 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index from January 1998 thereafter.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1998          1999        2000        2001       2002        2003        2004
20.4%         9.1%        0.0%        -2.8%      -13.2%      19.0%       8.2%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                       1 YEAR   5 YEARS  SINCE INCEPTION
Class I (b)                             8.18%    1.66%        9.07%
Class 1 (c)                             8.18%    1.66%        9.07%
Class 3 (d)                             8.18%    1.66%        9.07%
S&P 500 Index                          10.78%   -2.30%       12.07%
Lehman Brothers Aggregate Bond Index    4.48%    7.73%        7.74%
Combined Index                          8.35%    1.99%        8.04%

------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor portfolio which commenced operations on April 29, 2005 when it succeeded to the operations and assumed the historical performance of the sole class of shares (the "VST Shares") of a John Hancock Variable Series Trust I portfolio which had commenced operations on March 29, 1988. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the JHT predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the JHT predecessor portfolio. Effective August 1, 2005, [ ] replaced two of the three subadvisers to the predecessor JHT portfolio. Performance reflects results prior to this change.

(b) The NAV shares of the JHT predecessor portfolio had (and the Class I shares have) the same expenses as the VST Shares.

(c) The Series I shares of the JHT predecessor portfolio had (and the Class 1 shares have) higher expenses than the VST Shares. Performance would be lower if adjusted for these higher expenses.

(d) The Class 3 shares have higher expenses than the Series I shares of the JHT predecessor portfolio, and those Series I shares had higher expenses that the VST Shares. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

      - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees      -     0.05%    0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

            YEAR 1   YEAR 3   YEAR 5   YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

GMO portion
GMO's U.S. Quantitative Investment Division manages the fund. The senior members of the Division with responsibilities for the fund and the year each joined the fund team are:

Robert Soucy (October 2005)
Sam Wilderman (October 2005)

Declaration portion

Declaration's portfolio managers for the fund and its predecessor and the year each joined the fund team are:

James E. Shallcross (May 2005)
Peter Farley (May 2005)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

U.S. MULTI SECTOR FUND

SUBADVISER: Grantham, Mayo, van Otterloo & Co. LLC ("GMO")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks total return greater than its benchmark. To pursue this goal, the fund normally invests in securities in the Wilshire 5000 Stock Index, an independently maintained and published equity index which measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S. The fund normally invests at least 80% of its assets in investments tied economically to the U.S.

The fund's benchmark is the Russell 3000 Index, an independently maintained and published index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. This index represents approximately 98% of the investable U.S. equity market. As of April 30, 2005, the market capitalizations of companies included in the Russell 3000 Index ranged from $26 million to $382 billion.

In managing the portfolio, the subadviser uses proprietary research and quantitative models to determine the fund's selections of securities. These models use rolling 7-year forecasts of relative value and risk among the major sectors in the U.S. equity market (large cap value, large cap growth, large cap core, small cap value, small cap growth, and real estate/REIT) in which the fund invests.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

Performance information is not presented for the fund because it commenced operations on October __, 2005 and has not yet completed a full calendar year of operations. Generally, performance may be expected to vary from year to year. Past performance, when presented, does not indicate future results.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

      - INVESTMENT CATEGORY RISK. The fund's strategy of investing in growth stocks carries the risk that in certain markets growth stocks will underperform value stocks. Similarly, the fund's strategy of investing in value stocks carries the risk that in certain markets value stocks will underperform growth stocks.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - REAL ESTATE SECURITIES RISK. REITs or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependant on management skills and generally are not diversified. They could also fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions under the 1940 Act. Mortgage REITs may be affected by the quality of any credit extended.

      - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS I  CLASS 1  CLASS 3
Management fee
Distribution and service (12b-1) fees      -     0.05%    0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement  (b)
Net fund operating expenses

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

GMO's U.S. Quantitative Investment Division manages the fund. The senior members of the Division with responsibilities for the fund and the year each joined the fund team are:

Robert Soucy (October 2005)
Sam Wilderman (October 2005)
Ben Inker (October 2005)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 1 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

CLASS 3 Ticker
        CUSIP
        Newspaper
        SEC number
        JH II fund number

                                 SPECIALTY FUNDS

FINANCIAL SERVICES FUND

SUBADVISER:  Davis Selected Advisers, L.P. ("Davis")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes)in companies that are principally engaged in financial services. The fund invests primarily in common stocks.

A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services. Such companies include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services. The portfolio may also invest in other equity securities and in foreign and fixed income securities.

In managing the portfolio, Davis stresses a back-to-basics approach, using extensive research to select common stocks of quality overlooked growth companies at value prices and holding such securities for the long-term. Davis looks for banking and financial services companies with sustainable growth rates selling at modest price-earnings multiples that it believes will expand as other investors recognize the company's true worth. Davis believes that if a sustainable growth rate is combined with a gradually expanding multiple, these rates compound and can generate above-average returns. Davis searches for companies possessing several of the following characteristics that it believes foster sustainable long-term growth, minimize risk and enhance the potential for superior long-term returns:

           First-class management            Proven record as an acquirer
           Management ownership              Strong balance sheet
           Strong returns on capital         Competitive products or services
           Lean expense structure            Successful international operations
           Dominant or growing market share
             in a growing market             Innovation

The fund may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents, as well as in securities of other investment companies (or companies exempted under Section 3(c)(7) of the 1940 Act) that primarily invest in temporary defensive investments, subject to limitations under the 1940 Act, for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q2 `03, 20.96%
Worst Quarter: Q3 `02, -15.36%

INDEXES  (reflect no fees or taxes)

LIPPER FINANCIAL SERVICES FUNDS INDEX -- an unmanaged index that measures the performance of the 30 largest mutual funds classified by Lipper as investing at least 65% of their equity commitment in companies engaged in providing financial services.

LIPPER FINANCIAL SERVICES FUNDS CLASSIFICATION - a measure of the performance of all qualifying mutual funds in the investment category.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

 2002         2003        2004
-17.9%       33.6%       10.4%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                                          1 YEAR          SINCE INCEPTION
Class I (b)                                               10.38%              3.31%
Class 1                                                   10.38%              3.31%
Class 3 (c)                                               10.38%              3.31%
Lipper Financial Services Funds Index                     13.98%              7.69%
Lipper Financial Services Funds Classification            13.79%              8.94%

---------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on April 30, 2001. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - SECTOR RISK. The fund concentrates its investments in the financial services sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries. In addition, companies in this sector may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the sector.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

      - ACTIVE PORTFOLIO TRADING RISK. The fund may actively trade portfolio securities, which could increase transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                    CLASS I           CLASS 1           CLASS 3
Management fee
Distribution and service (12b-1) fees                          -                0.05%             0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES        YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The Davis portfolio managers for the fund and its predecessor and the year each joined the fund team are:

Christopher C. Davis (2001)
Kenneth Charles Feinberg (2001)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 1        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

HEALTH SCIENCES FUND

SUBADVISER:  T. Rowe Price Associates ("T. Rowe Price")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively, "health sciences"). While the fund may invest in companies of any size, the majority of its assets are expected to be invested in large-and mid-capitalization companies.

In managing the portfolio, T. Rowe Price uses a fundamental, bottom-up analysis that seeks to identify high quality companies and the most compelling investment opportunities. In general, the portfolio will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a "value" approach, which gives preference to seemingly undervalued companies, may be emphasized.

T. Rowe Price divides the health sciences sector into four main areas: pharmaceuticals, health care services companies, products and devices providers, and biotechnology firms. The allocation among these four areas will vary depending on the relative potential within each and the outlook for the overall health sciences sector. While most assets will be invested in U.S. common stocks, the fund may purchase other securities, including foreign securities, futures, and options in keeping with its objective.

The fund may invest up to 35% of its total assets in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, direct holdings of foreign currencies or use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

In pursuing the fund's investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q2 `03, 18.13%
Worst Quarter: Q2 `02, -15.78%

INDEXES  (reflect no fees or taxes)

LIPPER HEALTH/BIOTECHNOLOGY FUNDS INDEX -- an unmanaged index of a small number of the largest qualifying mutual funds in the investment category.

LIPPER HEALTH/BIOTECHNOLOGY AVG. FUNDS CLASSIFICATION -- a measure of the performance of all qualifying mutual funds in the investment category.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

 2002         2003        2004
-27.2%       36.2%       15.3%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                                    1 YEAR         SINCE INCEPTION
Class I (b)                                         15.31%             5.99%
Class 1                                             15.31%             5.99%
Class 3 (c)                                         15.31%             5.99%
Lipper Health/Biotechnology Funds Index             11.74%             2.92%
Lipper Health/Biotechnology Avg. Funds              9.07%              1.90%
Classification

---------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on April 30, 2001. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - SECTOR RISK. The fund concentrates its investments in the health sciences sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries. In addition, companies in this sector may be subject to additional risks such as increased competition within the sector, changes in legislation or government regulations affecting the sector and product liability.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

      - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                          CLASS I           CLASS 1           CLASS 3
Management fee
Distribution and service (12b-1) fees                  -              0.05%             0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES              YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGER

The chair of T. Rowe Price's advisory committee for the fund and its predecessor and the year he joined the fund team are:

Kris H. Jenner, M.D., D. Phil. (2001)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 1        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

NATURAL RESOURCES FUND

SUBADVISER:  Wellington Management Company, LLP ("Wellington Management")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term total return. To pursue this goal, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide that are expected to benefit from rising demand for natural resources and natural resource-based products and services. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies. The fund invests in the following four major areas, with "normal" allocations as indicated:

(1) Energy - 60%. This sector includes companies engaged in exploration, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

(2) Metals and Mining - 30%. This sector includes companies engaged in exploration, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

(3) Forest Products and (4) Other Natural Resources-Based Companies - 10% (collectively). The forest products sector includes timber, pulp and paper product companies. The other natural resources area consists of companies engaged in producing, processing and distributing agricultural products, fertilizer, and miscellaneous raw materials.

The "normal" sub-sector allocation reflects Wellington Management's view on availability and relative attractiveness of investment opportunities within the natural resources sector. The fund's sector allocation might differ significantly from this "normal" allocation at any specific point in time.

In managing the portfolio, Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors and a moderate rotation among sectors in conjunction with bottom-up stock selection. With respect to natural resources companies that operate in countries that are different from the country in which their securities trade, a key element of Wellington Management's analysis is understanding the economic and political dynamics of each of these countries.

Wellington Management also utilizes fundamental research to identify companies with the best growth prospects and relative values. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the portfolio on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

The fund is normally fully invested. The fund may invest without limitation in foreign securities.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q4 `03, 23.63%
Worst Quarter: Q2 `04, -0.30%

INDEXES  (reflect no fees or taxes)

LIPPER NATURAL RESOURCES FUNDS INDEX -- an unmanaged index that measures the performance of the 30 largest mutual funds classified by Lipper as investing at least 65% of their equity commitment in natural resource stocks

LIPPER NATURAL RESOURCES FUNDS CLASSIFICATION - a measure of the performance of all qualifying mutual funds in the investment category.

COMBINATION INDEX -- comprised of 60% MSCI World Energy Index, 30% MSCI World Metals & Mining Index, and 10% MSCI World Paper & Forest Products Index.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

2004
24.3%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                                              1 YEAR         SINCE INCEPTION
Class I (b)                                                   24.32%              42.09%
Class 1                                                       24.32%              42.09%
Class 3 (c)                                                   24.32%              42.09%
Lipper Natural Resources Funds Index                          35.25%              38.51%
Lipper Natural Resources Funds Classification                 29.76%              39.07%
Combination Index                                             23.04%              39.80%

---------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on May 1, 2003. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - SECTOR RISK. The fund concentrates its investments in natural resources related companies, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries. In addition, companies in this sector may be affected by international political and economic developments, energy conservation, success of exploration projects and tax and other governmental regulations.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                   CLASS I           CLASS 1           CLASS 3
Management fee
Distribution and service (12b-1) fees                           -              0.05%             0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES             YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The Wellington Management portfolio managers for the fund and its predecessor and the year each joined the fund team are:

James A. Bevilacqua (2003)
Karl E. Bandtel (2003)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 1        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

REAL ESTATE SECURITIES FUND
SUBADVISER:  Deutsche Asset Management, Inc. ("DeAM")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to achieve a combination of long-term capital appreciation and current income. To pursue this goal, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITs") and real estate companies. A company is considered to be a real estate company if, in the opinion of the subadviser, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate. Equity securities include common stock preferred stock and securities convertible into common stock.

In managing the portfolio, DeAM looks for real estate securities it believes will provide superior returns to the portfolio, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends. To find these issuers, DeAM tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. Such analysis uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest and also considers the companies' management and financial structures and business strategies. DeAM also considers the effect of the real estate securities markets in general when making investment decisions. It does not attempt to time the market.

Description of REITs. A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry. Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans. If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

Based on its recent practices, DeAM expects that the portfolio's assets will be invested primarily in equity REITs. In changing market conditions, the portfolio may invest in other types of REITs.

The fund may realize some short-term gains or losses if DeAM chooses to sell a security because it believes that one or more of the following is true: (i) a security is not fulfilling its investment purpose; (ii) a security has reached its optimum valuation; or (iii) a particular company or general economic conditions have changed.

The fund may invest a portion of its assets in other types of securities, including convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the portfolio's cash assets remain liquid while performing more like stocks.) The fund may invest up to 10% of its total assets in securities of foreign real estate companies.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q1 `91, 21.09%
Worst Quarter: Q3 `90, -11.18%

INDEXES  (reflect no fees or taxes)

MORGAN STANLEY REIT INDEX -- an unmanaged index that measures the performance of the stocks of the most actively traded Real Estate Investment Trusts

WILSHIRE REAL ESTATE SECURITIES INDEX -- an unmanaged index that that measures the performance of publicly traded real estate equity securities.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

 1995         1996       1997        1998        1999        2000       2001        2002        2003       2004
15.1%        34.7%       18.4%      -16.4%      -8.0%       25.7%       3.2%        2.6%       39.2%       32.0%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a) (b)

                                                   1 YEAR         5 YEARS        10 YEARS
Class I (c)                                        32.04%         19.57%          13.18%
Class 1                                            32.04%         19.57%          13.18%
Class 3 (d)                                        32.04%         19.57%          13.18%
Morgan Stanley REIT Index                          31.48%         21.75%          14.46%
Wilshire Real estate Securities Index              34.78%         22.33%          15.10%

----------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on April 30, 1987. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio. On November 25, 2002, the predecessor portfolio changed its subadviser. Performance reflects results prior to this change.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - REAL ESTATE SECURITIES RISK. REITs or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependant on management skills and generally are not diversified. They could also fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions under the 1940 Act. Mortgage REITs may be affected by the quality of any credit extended.

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - SECTOR RISK. The fund concentrates its investments in real estate-related companies, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries. In addition, companies in this sector may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the sector.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                   CLASS I           CLASS 1           CLASS 3
Management fee
Distribution and service (12b-1) fees                           -              0.05%             0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES         YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The DeAM portfolio managers for the fund and its predecessor and the year each joined the fund team are:

John F. Robertson, CFA (____)
Jerry W. Ehlinger, CFA (____)
Mark D. Zeisloft, CFA (____)
John W. Vojticek (____)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 1        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

SCIENCE & TECHNOLOGY FUND

SUBADVISER:  T. Rowe Price Associates, Inc. ("T. Rowe Price")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. Current income is incidental to the portfolio's objective. To pursue this goal, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. Some industries likely to be represented in the portfolio include:

      -  computers including hardware,     -   life sciences and health care,
         software and electronic               including
         components

      -  telecommunications                -   pharmaceuticals, medical devices,

      -  media and information services        and biotechnology

      -  environmental services            -   chemicals and synthetic materials

      -  e-commerce                        -   defense and aerospace

In managing the portfolio, T. Rowe Price employs a growth approach which is based on an assessment of a company's fundamental prospects for above-average earnings rather than on a company's size. As a result, the fund's portfolio holdings can range from securities of small companies developing new technologies to securities of blue chip firms with established track records of developing and marketing technological advances. The fund may also invest in companies that are expected to benefit from technological advances even if they are not directly involved in research and development. The fund may invest in suitable technology companies through initial public offerings (IPOs)

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may invest up to 10% of its total assets in hybrid instruments, a type of high-risk derivative which can combine the characteristics of securities, futures and options, and may use a variety of hedging strategies, including put and call options on securities, financial futures contracts and fixed income indices and interest rate transactions.

In pursuing the fund's investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __1, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q4 `98, 47.10%
Worst Quarter: Q3 `01, -40.43%

INDEXES  (reflect no fees or taxes)

LIPPER SCIENCE AND TECHNOLOGY FUNDS INDEX -- an unmanaged index that measures the performance of a small number of the largest mutual funds in the investment category.

LIPPER SCIENCE AND TECHNOLOGY AVG. FUNDS CLASSIFICATION -- measures the performance of all qualifying mutual funds in the investment category.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

 1997         1998        1999       2000        2001        2002       2003        2004
10.7%        43.3%       95.5%      -34.1%      -41.3%      -40.8%      50.4%       0.9%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                                       1 YEAR          5 YEARS         SINCE INCEPTION
Class I (b)                                             0.87%          -19.02%              1.22%
Class 1                                                 0.87%          -19.02%              1.22%
Class 3 (c)                                             0.87%          -19.02%              1.22%
Lipper Science and Technology Funds Index               4.12%          -15.92%              4.52%
Lipper Science and Technology Avg. Funds                4.03%          -15.64%              6.67%
Classification

-----------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on January 1, 1997. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - SECTOR RISK. The fund concentrates its investments in the science and technology sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries. The products and services of companies in the science and technology sector may not prove commercially successful or may become obsolete quickly. In addition, companies in this sector may be subject to additional risks such as increased competition within the sector and changes in legislation or government regulations affecting the sector.

      - INTERNET RELATED INVESTMENTS RISK. Companies engaged in Internet-related activities are particularly vulnerable to (a) rapidly changing technology, (b) extensive government regulation and
            (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, such companies may be difficult to value, and many have high share prices relative to their earnings which may not be sustainable over the long-term. Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations; there can be no guarantee that such financing will be available.

      - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                        CLASS I           CLASS 1           CLASS 3
Management fee
Distribution and service (12b-1) fees-               -              0.05%             0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES         YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGER

The chair of T. Rowe Price's advisory committee for the fund and its predecessor and the year he joined the fund team are:

Michael F. Sola, CFA (2002)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 1        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

UTILITIES FUND

SUBADVISER:  Massachusetts Financial Services Company ("MFS")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities). To pursue this goal, the fund normally invests at least 80% of its net assets in securities of companies in the utilities industry. Securities in the utilities industry may include equity and debt securities of domestic and foreign companies. MFS considers a company to be in the utilities industry if, at the time of investment, MFS determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Securities selection is not based upon the sector of the utilities industry a company is in (i.e., electric, gas, telecommunications) or upon a company's geographic region.

Equity Investments. The fund may invest in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. MFS uses a bottom-up, as opposed to a top-down, investment style in managing equity portfolios. This means that it securities based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities). MFS places particular emphasis on each of the following factors: the current regulatory environment; the strength of the company's management team; and the company's growth prospects and valuation relative to its long-term potential. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

Fixed Income Investments. The fund also invests in fixed income securities, including corporate bonds, mortgage-back securities and asset-back securities, and U.S. government securities (bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by, the U.S. government or one of its agencies or instrumentalities). The fund may invest up to 20% of its total assets in lower rated bonds, commonly known as junk bonds."

In selecting fixed income investments, MFS periodically assesses the three-month total return outlook for various segments of the fixed income markets as a tool in making or adjusting the fund's asset allocations to these various segments of the fixed income markets. In assessing the credit quality of fixed income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

The fund may invest up to 35% of its total assets in foreign securities (including emerging markets securities) and may have exposure to foreign currencies through its investments in foreign securities, direct holdings of foreign currencies or use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

The fund may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q2 `03, 19.87%
Worst Quarter: Q3 `01, -17.95%

INDEX  (reflects no fees or taxes)

S&P UTILITIES INDEX -- an unmanaged index that measures the performance of stocks issued by selected utilities companies.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

 2002         2003        2004
-23.5%       34.5%       29.4%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                                       1 YEAR         SINCE INCEPTION
Class I (b)                                            29.42%              -0.13%
Class 1                                                29.42%              -0.13%
Class 3 (c)                                            29.42%              -0.13%
S&P Utilities Index                                    24.28%              -6.65%

---------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on April 30, 2001. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - SECTOR RISK. The fund concentrates its investments in the utilities industry, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries. Many utility companies, especially gas, electric and other energy-related utility companies, are subject to various uncertainties, including risks of increases in fuel costs, costs and delays resulting from environmental and safety regulations, the potential impact of natural or man-made disasters and difficulty in obtaining adequate returns on invested capital. In addition, companies in this sector may be subject to additional risks such as increased competition within the sector and changes in legislation or government regulations affecting the sector.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

      - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                   CLASS I           CLASS 1           CLASS 3
Management fee
Distribution and service (12b-1) fees-                          -              0.05%             0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES         YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The MFS portfolio managers for the fund and its predecessor and the year each joined the fund team are:

Maura A. Shaughnessy (2001)
Albert D. Persons (2005)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 1        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

VALUE & RESTRUCTURING FUND

SUBADVISER: United States Trust Company ("U.S. Trust")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund invests primarily (at least 65% of its assets) in common stocks of U.S. and, to a lesser extent, foreign companies whose share prices, in the opinion of the subadviser, do not reflect the economic value of company assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight true company values.

In managing the portfolio, U.S. Trust looks for companies as to which restructuring activities, such as consolidations, outsourcing, spin-offs or reorganizations (including investing in companies that have filed for protection from creditors under the U.S. Bankruptcy Code), will offer significant value to the issuer and increase its investment potential. The subadviser may select companies of any size for the fund, and the fund invests in a diversified group of companies across a number of different industries. U.S. Trust will consider selling an investment of the fund if it determines that the investment is overpriced or if a particular investment or group of investments in the same industry is dominating the fund's portfolio.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

Performance information is not presented for the fund because it commenced operations on October __, 2005 and has not yet completed a full calendar year of operations. Generally, performance may be expected to vary from year to year. Past performance, when presented, does not indicate future results.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - INVESTMENT CATEGORY RISK. The fund's strategy of investing in companies that the subadviser believes will benefit from restructuring or redeployment of assets carries the risk that an anticipated restructuring or business combination may fail to occur or may occur and fail to produce reasonably anticipated benefits. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. Moreover, since the fund invests in common stock of such companies, its subordinated position to the holders of preferred stock and company creditors may result in a company's funds being exhausted before any payments are made to the fund.

      - INVESTMENT CATEGORY RISK. The fund's strategy of investing in value stocks carries the risk that in certain markets value stocks will underperform growth stocks.

      - SMALL/MID CAP STOCK RISK. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                         CLASS I           CLASS 1           CLASS 3
Management fee
Distribution and service (12b-1) fees                -               0.05%             0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES         YEAR 1           YEAR 3
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The U.S. Trust portfolio managers for the fund and the year each joined the fund team are:

David J. Williams (primary responsibility) (October 2005)
Timothy Evnin (October 2005)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 1        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

                                   INDEX FUNDS

500 INDEX FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the S&P 500 Index* and (b) securities (which may or may not be included in the S&P 500 Index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index. As of December 31, 2004, the market capitalizations of companies included in the S&P 500 Index ranged from $750 million to $386 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 500 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and MFC Global (U.S.A.) will reflect those changes in the composition of the fund's portfolio as soon as practicable.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies) and in depository receipts.

* "Standard & Poor's(R)," "S&P 500(R)," and "Standard & Poor's 500(R)" are trademarks of The McGraw-Hill Companies, Inc. The fund is not sponsored, endorsed, managed, advised, sold or promoted by this company, which makes no representation regarding the advisability of investing in the fund.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q2 `03, 15.32%
Worst Quarter: Q3 `02,  -17.43%

INDEX  (reflects no fees or taxes)

S&P 500 INDEX -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

 2001         2002        2003       2004
-12.4%       -22.5%      28.0%       10.3%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04(a)

                                     1 YEAR           SINCE INCEPTION
Class I (b)                          10.26%                -3.02%
Class 1                              10.26%                -3.02%
Class 3(c)                           10.26%                -3.02%
S&P 500 Index                        10.87%                -2.52%

---------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on May 1, 2000. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - INDEX MANAGEMENT RISK. Certain factors may cause the fund to track its target index less closely. For example, the subadviser may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of the its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                         CLASS I           CLASS 1           CLASS 3
Management fee
Distribution and service (12b-1) fees                -               0.05%             0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES         YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The MFC Global (U.S.A.) portfolio managers for the fund and its predecessor and the year each joined the fund team are:

Carson Jen (2003)
Narayan Ramani, CFA (2003)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 1        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

BOND INDEX FUND

SUBADVISER:  Declaration Management & Research LLC ("Declaration")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to track the performance of the Lehman Brothers Aggregate Bond Index (which represents the U.S. investment grade bond market). To pursue this goal, the fund normally invests at least 80% of its assets in securities listed in this Index. The fund is an intermediate term bond fund of high and medium credit quality.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the Lehman Brothers Aggregate Bond Index (the "Lehman Index") by holding a representative sample of the securities that comprise the Lehman Index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The Lehman Index composition may change from time to time. The subadviser will reflect those changes as soon as practicable.

In managing the portfolio, the subadviser employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Lehman Index.

The Lehman Index consists of dollar denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million including:

      -     U.S. Treasury and agency securities;

      - Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage-backed securities ("CMBS") and collateralized mortgage offerings ("CMOs");

      -     Corporate bonds, both U.S. and foreign (if dollar denominated); and

      -     Foreign government and agency securities (if dollar denominated).

The subadviser selects securities to match, as closely as practicable, the Lehman Index's duration, cash flow, sector, credit quality, callability and other key performance characteristics.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies) and in depository receipts.

[GRAPHIC]

PAST PERFORMANCE

Performance information is not presented for the fund because it commenced operations on October __, 2005 and has not yet completed a full calendar year of operations. Generally, performance may be expected to vary from year to year. Past performance, when presented, does not indicate future results.

[GRAPHIC]

MAIN RISKS

      - INDEX MANAGEMENT RISK. Certain factors may cause the fund to track its target index less closely. For example, the subadviser may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of the its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

      - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

      - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - PREPAYMENT/CALL RISK. The fund's share price or yield could be hurt if interest rate movements cause the fund's mortgage-related securities to be paid off substantially earlier than expected.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                   CLASS I           CLASS 1           CLASS 3
Management fee
Distribution and service (12b-1) fees                          -               0.05%             0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES         YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The Declaration portfolio managers for the fund and the year each joined the fund team are:

James E. Shallcross (October 2005)
Peter Farley (October 2005)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 1        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

INTERNATIONAL EQUITY INDEX FUND

SUBADVISER: SSgA Funds Management, Inc. ("SSgA")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to track the performance of a broad-based equity index of foreign companies, primarily in developed countries and, to a lesser extent, in emerging market countries. To pursue this goal, the fund normally invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International All Country World Excluding U.S. Index* (the "MSCI ACW ex-US Index"). As of December 31, 2004, the market capitalizations of companies included in the MSCI ACW ex-US Index ranged from $40 million to $211.8 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the MSCI ACW ex-US Index by holding all, or a representative sample, of the securities that comprise the index. However, an index portfolio has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly.

In managing the portfolio, SSgA employs a passive management strategy by normally investing in all stocks included in the MSCI ACW ex-US Index. The subadviser normally invests in each stock in roughly the same proportion as represented by the index. The subadviser seeks to replicate as closely as possible the aggregate risk characteristics and country diversification of the index. The index composition changes from time to time. The subadviser will reflect those changes as soon as practicable. The fund is normally fully invested.

The fund may purchase other types of securities that are not primary investment vehicles, for example, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), certain Exchange Traded Funds (ETFs), cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the fund may invest in stock index futures to manage cash flow.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies). Although the fund may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments.

* "MSCI(R)" is a trademark of Morgan Stanley & Co. Incorporated. The fund is not sponsored, endorsed, managed, advised, sold or promoted by this company, and this company makes no representation regarding the advisability of investing in the fund.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q4 `98, 20.91%
Worst Quarter: Q3 `02, -20.18%

INDEXES (reflect no fees or taxes)

MSCI ACW EX-US INDEX -- an unmanaged index that measures the performance of stocks in developing and emerging markets other than the United States.

COMBINED INDEX -- represents the following indexes over the periods indicated:
MSCI EAFE Index (from January, 1994 through April, 1998); MSCI EAFE GDP Index (from May, 1998 through June, 1999); 90% MSCI EAFE GDP Index/10% MSCI Emerging Markets Free Index (from July, 1999 through October, 2003); and MSCI ACW Free ex US Index (after November, 2003).

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1995          1996        1997       1998        1999        2000        2001       2002        2003        2004
8.0%          9.2%        -5.2%      20.8%       30.9%       -17.4%      -20.3%     -15.2%      42.0%       20.2%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                                   1 YEAR         5 YEARS        10 YEARS
Class I (b)                                        20.07%         -0.98%          5.36%
Class 1                                            20.07%         -0.98%          5.36%
Class 3 (c)                                        20.07%         -0.98%          5.36%
MSCI ACW ex-US Index                               21.37%          0.00%          6.01%
Combined Index                                     21.37%         -0.36%          6.74%

---------------
(a) For periods prior to October __, 2005, performance is based on the performance of the Series I shares of the fund's predecessor JHT portfolio which commenced operations on April 29, 2005 when it succeeded to the operations and assumed the historical performance of the Series I shares of a John Hancock Variable Series Trust I ("VST") portfolio which had commenced operations on May 2, 1988.

(b) The Class I shares have lower expenses than the Series I shares of the JHT and VST portfolios. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the JHT and VST portfolios. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - INDEX MANAGEMENT RISK. Certain factors may cause the fund to track its target index less closely. For example, the subadviser may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of the its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                   CLASS I           CLASS 1           CLASS 3
Management fee
Distribution and service (12b-1) fees                           -              0.05%             0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES         YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The SSgA portfolio managers for the fund and its predecessor and the year each joined the fund team are:

Jeffrey Beach (lead manager) (May 2005)
James Francis (May 2005)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 1        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

MID CAP INDEX FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index. To pursue this goal, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the S&P 400 Index* and (b) securities (which may or may not be included in the S&P 400 Index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index. As of December 31, 2004, the market capitalizations of companies included in the S&P 400 Index ranged from $340 million to $9.41 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 400 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and MFC Global (U.S.A.) will reflect those changes in the composition of the fund's portfolio as soon as practicable.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies) and in depository receipts.

* "Standard & Poor's(R)," "S&P 400(R)," and "Standard & Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. The fund is not sponsored, endorsed, managed, advised, sold or promoted by this company, which makes no representation regarding the advisability of investing in the fund.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q4 `01, 17.71%
Worst Quarter: Q3 `02,  -16.75%

INDEX  (reflects no fees or taxes)

S&P MIDCAP 400 INDEX -- an unmanaged market capitalization-weighted index that measures the performance of 400 stocks with market values between $200 million and $5 billion.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

 2001         2002        2003       2004
-1.7%       -15.2.%      34.6%       15.8%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04(a)

                                          1 YEAR            SINCE INCEPTION
Class I (b)                               15.83%                 7.35%
Class 1                                   15.83%                 7.35%
Class 3(c)                                15.83%                 7.35%
S&P Midcap 400 Index                      16.48%                 7.96%

---------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on May 1, 2000. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - INDEX MANAGEMENT RISK. Certain factors may cause the fund to track its target index less closely. For example, the subadviser may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of the its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - MID CAP STOCK RISK. The fund's investments in mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                        CLASS I           CLASS 1           CLASS 3
Management fee
Distribution and service (12b-1) fees                -              0.05%             0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES         YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The MFC Global (U.S.A.) portfolio managers for the fund and its predecessor and the year each joined the fund team are:

Carson Jen (2003)
Narayan Ramani, CFA (2003)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 1        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

SMALL CAP INDEX FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index. To pursue this goal, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the Russell 2000 Index* and (b) securities (which may or may not be included in the Russell 2000 Index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index. As of December 31, 2004, the market capitalizations of companies included in the Russell 2000 Index ranged from $59 million to $3.6 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the Russell 2000 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and MFC Global (U.S.A.) will reflect those changes in the composition of the fund's portfolio as soon as practicable.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

* "Russell 2000(R)" is a trademark of Frank Russell Company. The fund is not sponsored, endorsed, managed, advised, sold or promoted by this company, which makes no representation regarding the advisability of investing in the fund.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q2 `03, 22.77%
Worst Quarter: Q3 `02,  -21.83%

INDEX  (reflects no fees or taxes)

RUSSELL 2000 INDEX -- an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

 2001         2002        2003       2004
-1.5%       -21.5.%      45.8%       17.3%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04(a)

                                     1 YEAR           SINCE INCEPTION
Class I (b)                          17.33%                5.37%
Class 1                              17.33%                5.37%
Class 3(c)                           17.33%                5.37%
Russell 2000 Index                   18.33%                6.95%

---------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on May 1, 2000. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - INDEX MANAGEMENT RISK. Certain factors may cause the fund to track its target index less closely. For example, the subadviser may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of the its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - SMALL/MID CAP STOCK RISK. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                         CLASS I           CLASS 1           CLASS 3
Management fee
Distribution and service (12b-1) fees                 -              0.05%             0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES         YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The MFC Global (U.S.A.) portfolio managers for the fund and its predecessor and the year each joined the fund team are:

Carson Jen (2003)
Narayan Ramani, CFA (2003)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 1        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

TOTAL STOCK MARKET INDEX FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to approximate the aggregate total return of a broad U.S. domestic equity market index. To pursue this goal, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the Dow Jones Wilshire 5000 Index* and
(b) securities (which may or may not be included in the Dow Jones Wilshire 5000 Index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index. As of December 31, 2004, the market capitalizations of companies included in the Dow Jones Wilshire 5000 Index ranged from less than $1 million to $385.4 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the Dow Jones Wilshire 5000 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and MFC Global (U.S.A.) will reflect those changes in the composition of the fund's portfolio as soon as practicable.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

* "Dow Jones Wilshire 5000(R)" is a trademark of Wilshire Associates. The fund is not sponsored, endorsed, managed, advised, sold or promoted by this company, which makes no representation regarding the advisability of investing in the fund.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class I, Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q2 `03, 16.26%
Worst Quarter: Q3 `02,  -16.74%

INDEX  (reflects no fees or taxes)

WILSHIRE 5000 INDEX -- an unmanaged index that that measures the performance of all U.S. headquartered equity securities.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

 2001         2002        2003       2004
-11.4%       -21.3%      30.5%       11.7%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04(a)

                                1 YEAR           SINCE INCEPTION
Class I (b)                     11.74%                -1.89%
Class 1                         11.74%                -1.89%
Class 3(c)                      11.74%                -1.89%
Russell 2000 Index              12.62%                -1.19%

---------------
(a) For periods prior to October __ , 2005, performance is based on the performance of the fund's predecessor JHT portfolio which commenced operations on May 1, 2000. The performance of Class 1 and Class 3 shares is based on the performance of Series I shares of the predecessor portfolio, and the performance of Class I shares is based on the performance of NAV shares of the predecessor portfolio.

(b) The NAV shares of the predecessor portfolio commenced operations on April 29, 2005, and their performance for periods prior to that date includes the performance of the portfolio's Series I shares. The NAV shares had (and the Class I shares have) lower expenses than the Series I shares. Performance would be higher if adjusted for these lower expenses.

(c) The Class 3 shares have higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

      - INDEX MANAGEMENT RISK. Certain factors may cause the fund to track its target index less closely. For example, the subadviser may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of the its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                   CLASS I           CLASS 1           CLASS 3
Management fee
Distribution and service (12b-1) fees                           -              0.05%             0.40%
Other expenses (a)
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES         YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class I
Class 1
Class 3

PORTFOLIO MANAGERS

The MFC Global (U.S.A.) portfolio managers for the fund and its predecessor and the year each joined the fund team are:

Carson Jen (2003)
Narayan Ramani, CFA (2003)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS I        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 1        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

YOUR ACCOUNT

CLASS I, CLASS 1 AND CLASS 3 SHARES

The Class I, Class 1 and Class 3 shares of the funds are sold without any front-end or deferred sales charges. Each of the Class 1 and Class 3 share classes has a Rule 12b-1 plan that allows it to pay fees for the sale and distribution of its shares and for shareholder and administrative services.

CLASS I SHARES

- No distribution and service (12b-1) fees.

Class I shares are sold to the five Lifestyle Portfolios of the Fund: the Lifestyle Aggressive Portfolio, Lifestyle Growth Portfolio, Lifestyle Balanced Portfolio, Lifestyle Moderate Portfolio and Lifestyle Conservative Portfolio. Each of the Lifestyle Portfolios is a "fund of funds" which invests in various other funds of John Hancock Funds II and John Hancock Funds III. Class I shares are also sold to certain institutional investors.

CLASS 1 SHARES

- Distribution and service (12b-1) fees of 0.05%.

Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans.

The performance and expenses information included in this prospectus does not reflect fees and expenses of any group annuity contract which may use the Fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

CLASS 3 SHARES

- Distribution and service (12b-1) fees of 0.40%.

Class 3 shares are sold only to qualified retirement plans that have entered into an agreement with John Hancock Distributors LLC for a program of qualified plan services called John Hancock Retirement Select.

The performance and expenses information included in this prospectus does not reflect fees and expenses of any qualified plan which may use the Fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

12b-1 fees. Rule 12b-1 fees will be paid to the Fund's distributor, John Hancock Funds, LLC (the "Distributor"), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services with respect to, the shares of the class and for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of NASD.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Other classes of shares of the funds, which have their own expense structures, may be offered in separate prospectuses.

Your broker-dealer may receive a percentage of these fees. In addition, the Distributor may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). Securities held by each of the funds, except securities held by the Money Market Fund and money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, portfolio securities are valued at fair value as determined in good faith by the Board of Trustees of John Hancock Funds II. The Trustees have delegated the responsibility to fair value securities to the Fund's Pricing Committee (the "Pricing Committee"), and actual calculation of fair value may be made by persons acting pursuant to the direction of the trustees.

Generally, trading in (i) non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the New York Stock Exchange. The values of such securities used in computing the net asset value of a fund's shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the trustees or their designee believe accurately reflects its fair value.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is calculating the net asset value for its funds. In view of these factors, it is likely that funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than funds investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to funds that invest in securities in foreign markets that close prior to the New York Stock Exchange, the Fund will, on an ongoing basis, monitor for "significant market events." A "significant market event" is a certain percentage change in the value of the S&P index or of certain "i-Share Exchange Traded Funds" ("i-Shares") which track foreign markets in which funds have significant investments. If a significant market event occurs due to a change in the value of the S&P index or of i-Shares, the pricing for all funds that invest in foreign market that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the net asset values of such funds will be recommended to the Fund's Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of a fund's shares reflects the value of the fund's securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

All instruments held by the Money Market Fund and money market instruments with a remaining maturity of 60 days or less held by the other funds are valued on an amortized cost basis.

PURCHASE AND REDEMPTION PRICES When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.

EXECUTION OF REQUESTS Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after the receipt of your request in good order.

In unusual circumstances, any fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

DISRUPTIVE SHORT-TERM TRADING

None of the funds is designed for short-term trading since such activity may increase portfolio transaction costs, disrupt management of a fund (affecting a subadviser's ability to effectively manage a fund in accordance with its investment goal and policies) and dilute interest in a fund held for long-term investment. The Board of Trustees of John Hancock Funds II has adopted with respect to the share classes offered by this prospectus the following policy regarding short-term trading in the Fund:

Management of the Fund will monitor purchases and redemptions of Fund shares. If management of the Fund becomes aware of short-term trading that it believes, in its sole discretion, is significantly disrupting (or may potentially significantly disrupt) management of a fund, materially increasing portfolio transaction costs or significantly exposing interests in a fund to dilution ("Disruptive Short-Term Trading"), the Fund may impose restrictions on such trading. For example, the Fund may impose trading restrictions if it observes rapid trading or abnormal trading patterns or large inflows or outflows in one or more portfolios.

Class 1 shares of the Fund are sold primarily to separate accounts of insurance companies pursuant to participation agreements which require the insurance companies to impose trading restrictions on group contract owners if requested by the Fund. In addition, since trading in Class 1 shares is effected through the insurance company separate accounts and not directly through the Fund, the Fund's participation agreements also provide that each insurance company may impose restrictions on transfers in addition to those requested by the Fund.

Currently, Class 3 shares of the Fund are sold directly to qualified retirement plans, and the Fund restricts transfers to two per month per account for these shares. (For purposes of this restriction, all transfers made during the period from the opening of trading each day the net asset value of the shares are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) are considered one transfer.) Shareholders may, however, transfer to the Money Market Fund of John Hancock Trust even if the two transfer per month limit has been reached if 100% of the assets in an account are transferred to the Money Market Fund. If such a transfer to the Money Market Fund is made, for a 30 day period after such transfer, no subsequent transfers from the Money Market Fund to a fund of the Fund may be made. This restriction is applied uniformly to all participants in qualified retirement plans. The Fund also reserves the right to take other actions to restrict trading as noted below.

Actions that the Fund or the insurance companies may take to restrict Disruptive Short-Term Trading include, but are not limited to:

      -- restricting the number of transfers made during a defined period,

      -- restricting the dollar amount of transfers,

      -- restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and

      -- restricting transfers into and out of certain funds.

The Fund may impose trading restrictions on the insurance companies if it observes that they fail to detect rapid trading or abnormal trading patterns or large inflows or outflows in one or more funds resulting from Disruptive Short-Term Trading.

Investors in the Fund should note that, while the Fund seeks to identify and prevent Disruptive Short-Term Trading, it is not always possible to do so even when trades are limited to a certain number per month. Therefore, no assurance can be given that the Fund will successfully impose restrictions on all Disruptive Short-Term Trading. If the Fund is unsuccessful in restricting Disruptive Short-Term Trading, an affected fund may incur higher brokerage costs, may maintain higher cash levels (limiting its ability to achieve its investment goal and affecting the subadviser's ability to effectively manage the fund) and may be exposed to dilution with respect to interests held for long-term investment.

DISRUPTIVE SHORT-TERM TRADING RISK To the extent that the Fund or its agents are unable to curtail Disruptive Short-Term Trading practices in a fund, these practices may interfere with the efficient management of the portfolios of the fund and its underlying funds, and may result in the fund or an underlying fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the affected fund's operating costs and decrease its investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While Disruptive Short-Term Trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of Disruptive Short-Term Trading. For example:

      - A fund that invests a significant portion of its assets in small-or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as described under "Valuation of shares," entails a greater risk of Disruptive Short-Term Trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

      - A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for Disruptive Short-Term Trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

      - A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as described under "Valuation of shares," entails a greater risk of Disruptive Short-Term Trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in other investment companies, U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

DIVIDENDS AND ACCOUNT POLICIES

DIVIDENDS Dividends from the net investment income and the net capital gain, if any, for each fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of the fund or paid in cash.

ACCOUNT STATEMENTS The Fund will provide account statements and other account information to shareholders as provided in participation agreements with insurance companies and in John Hancock Retirement Select agreements with qualified retirement plans.

FUND SECURITIES The Fund's portfolio securities disclosure policy can be found in the Statement of Additional Information and on the Fund's Web site at www.jhfunds.com. The Fund's Web site also lists fund holdings. Portfolio holding information is posted on the Fund's Web site each month on a one month lag and is available on the Fund's Web site until the Fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the Fund's Web site.

FUND DETAILS

BUSINESS STRUCTURE

The diagram below shows the basic business structure used by John Hancock Funds
II. The Board of Trustees of John Hancock Funds II oversees its business activities and retains the services of the various firms that carry out the operations of the funds.

The Trustees have the power to change the respective investment goal of each of the funds without shareholder approval.

The Trustees have the power to change the focus of the investment policy of each of the funds that provides for the investment of a specified percentage of its assets in particular securities or geographic regions without shareholder approval. A fund will provide written notice to shareholders of each of the funds listed below at least 60 days prior to a change in its 80% investment policy.

500 Index Fund                   Mid Cap Core Fund                  Small Cap Opportunities Fund
Active Bond Fund                 Mid Cap Index Fund                 Small Cap Value Fund
Blue Chip Growth Fund            Mid Cap Stock Fund                 Small Company Fund
Core Bond Fund                   Mid Cap Value Fund                 Small Company Growth Fund
Emerging Small Company Fund      Natural Resources Fund             Small Company Value Fund
Financial Services Fund          Overseas Equity Fund               Special Value Fund
Global Bond Fund                 Pacific Rim Fund                   Strategic Bond Fund
Global Fund                      Quantitative Mid Cap Fund          Total Stock Market Index Fund
Health Sciences Fund             Real Estate Securities Fund        U.S. Government Securities Fund
High Yield Fund                  Real Return Bond Fund              U.S. High Yield Bond Fund
International Equity Index Fund  Science & Technology Fund          U.S. Large Cap Fund
International Small Cap Fund     Short-Term Bond Fund               U.S. Multi Sector Fund
International Stock Fund         Small Cap Disciplined Growth Fund  Utilities Fund
Investment Quality Bond Fund     Small Cap Fund
Large Cap Fund                   Small Cap Growth Fund
Large Cap Growth Fund            Small Cap Index Fund
Large Cap Value Fund


MANAGEMENT FEES. As compensation for its services, the Adviser receives a fee from the Fund computed separately for each fund. The fee for each fund is stated as an annual percentage of the current value of the net assets of the fund. The schedule of the management fees that each fund currently is obligated to pay the Adviser as a percentage of average annual net assets is set forth in Appendix A to this prospectus.

[DIAGRAM]

Shareholders

Financial Services firms and their representatives

      Advise current and prospective shareholders on their fund investments.

Distribution and shareholder services

Principal distributor

      John Hancock Funds, LLC

      Markets the funds and distributes shares through selling brokers and other financial representatives.

Transfer agent (Class I and Class 3 shares only)

      John Hancock Signature Services, Inc.

      Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of purchase and redemption requests.

Asset management

Custodian

      State Street Bank and Trust Company
      225 Franklin Street
      Boston, Massachusetts 02110

      Holds the funds' assets, settles all portfolio trades and collects most of the valuation data required for calculating each fund's NAV.

Investment adviser

      John Hancock Investment Management Services, LLC
      601 Congress Street
      Boston, Massachusetts 02210

      Manages the funds' business and investment activities.

Subadvisers

      Provide portfolio management to the funds.

Trustees

      Oversee the funds' activities.

[END OF DIAGRAM]

SUBADVISER INFORMATION AND MANAGEMENT BIOGRAPHIES

The Adviser has entered into subadvisory agreements with the subadvisers to the funds. Under these agreements, the subadvisers manage the assets of the funds, subject to the supervision of the Adviser and the Trustees of the Fund. Each subadviser formulates a continuous investment program for each fund it subadvises, consistent with the fund's investment goal and strategy as described above. Each subadviser regularly reports to the Adviser and the Trustees of the Fund with respect to the implementation of such programs.

SUBDAVISORY FEES Each subadviser is compensated by the Adviser, and not by the fund or funds which it subadvises.

Pursuant to an order received from the SEC, the Adviser is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, the Fund is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Set forth below, alphabetically by subadviser, is information about the subadvisers and the portfolio managers for the funds, including a brief summary of the portfolio managers' business careers over the past five years. The Fund's Statement of Additional Information includes additional details about the funds' portfolio managers, including information about their compensation, accounts they manage other than the funds and their ownership of fund securities.

AIM CAPITAL MANAGEMENT, INC. ("AIM")

AIM is an indirect wholly owned subsidiary of A I M Management Group Inc., whose principal business address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. A I M Management Group, Inc. is a holding company engaged in the financial services business and is a wholly owned subsidiary of AMVESCAP PLC. AMVESCAP

PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. AIM, and/or its affiliates is the investment adviser for mutual funds, separately managed accounts, such as corporate and municipal pension plans, charitable institutions and private individuals.

FUND                          PORTFOLIO MANAGERS
All Cap Growth Fund           Christian A. Costanzo
                              Bryan A. Unterhalter
                              Kenneth A. Zschappel

Mid Cap Core Fund             Ronald S. Sloan

Small Company Growth Fund     Ryan E. Crane

- Christian A. Costanzo. Portfolio Manager ; associated with AIM/and or its affiliates since 1995.

- Ryan E. Crane. Senior Portfolio Manager; associated with AIM/and or its affiliates since 1994.

- Ronald S. Sloan (lead manager). Senior Portfolio Manager; joined AIM in 1998; formerly, President of Verissimo Research & Management, Inc. (1993 to 1998).

- Bryan A. Unterhalter. Portfolio Manager; associated with AIM/and or its affiliates since 1997; began his investment career in 1995 as an equity trader with First Interstate Bank.

- Kenneth A. Zschappel (lead manager). Portfolio Manager ; associated with AIM and/or its affiliates since 1990. As the lead manager for the All Cap Growth Fund, Mr. Zschappel generally has final authority over all aspects of the fund's investment portfolio, portfolio construction techniques and portfolio risk assessment. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. ("AMERICAN CENTURY")

American Century has been managing mutual funds since 1958. Its headquarters are located at 4500 Main Street, Kansas City, Missouri 64111.

   FUND           PORTFOLIO MANAGERS
----------        ------------------
Vista Fund        Glen A. Fogle
                  David M. Holland

- Glenn A. Fogle. Senior Vice President and Senior Portfolio Manager; joined American Century in 1990; a portfolio manager since 1993.

- David M. Holland. Vice President and Portfolio Manager; joined American Century in 1998; a portfolio manager since 2004.

CAPITAL GUARDIAN TRUST COMPANY ("CGTC")

CGTC is located at 333 South Hope Street, Los Angeles, California 90071. CGTC is a wholly-owned subsidiary of Capital Group International, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. CGTC has been providing investment management services since 1968.

        FUND           PORTFOLIO MANAGERS          FUND           PORTFOLIO MANAGERS
---------------------  -------------------  --------------------  -------------------
Income and Value Fund  Terry Berkemeier     Overseas Equity Fund  David I. Fisher
                       Christine C. Cronin                        Arthur J. Gromadzki
                       Michael R. Ericksen                        Richard N. Havas
                       David I. Fisher                            Nancy I. Kyle
                       Michael D. Locke                           Seung Kwak

                            Karen A. Miller                                     Gerald du Manior
                            James R. Mulally                                    John Mant
                            Theodore R. Samuels                                 Christopher A. Reed
                            Eugene P. Stein                                     Lionel M. Sauvage
                            Alan J. Wilson                                      Nilly Sikorsky
                                                                                Rudolf M. Staehelin

U.S. Large Cap Fund         Terry Berkemeier
                            Michael R. Ericksen
                            David I. Fisher
                            Karen A. Miller
                            Theodore R. Samuels
                            Eugene P. Stein
                            Alan J. Wilson

- Terry Berkemeier. Vice President and Portfolio Manager; joined the Capital Group organization in 1992.

- Christine C. Cronin. Vice President of Capital Research Company with portfolio specialist responsibility for investment grade corporate bonds and research responsibility for the airline, cruise, food, and financial services industries; joined the Capital Group organization in 1997.

- Michael R. Ericksen. Senior Vice President and Portfolio Manager; joined the Capital Group organization in 1987.

- David I. Fisher. Chairman of the Board of CGTC; joined the Capital Group organization in 1969.

- Arthur J. Gromadzki. _________ ; joined CGTC in 1987.

- Richard N. Havas.  Senior Vice President; joined CGTC in 1986.

- Seung Kwak. Senior Vice President; joined Capital International KK (a sister company to CGTC) in 2002.

- Nancy I. Kyle. Senior Vice President; joined CGTC in 1991.

- Gerald du Manior. Research Team Coordinator; joined CGTC in 1990.

- John Mant. Joined Capital International Limited (a sister company to CGTC) in 1990 and is a Senior Vice President.

- Karen A. Miller. Senior Vice President of Capital International Research, Inc.; joined the Capital Group organization in 1990.

- James R. Mulally. Senior Vice President, a Director and Chairman of Fixed Income Investment Sub-Committee for CGTC; joined the Capital Group organization in 1980.

- Christopher A. Reed. Vice-President; joined CGTC in 1994.

- Theodore R. Samuels. Senior Vice President and a Director; joined the Capital Group organization in 1981.

- Lionel M. Sauvage. Senior Vice President; joined CGTC in 1987.

- Nilly Sikorsky. President; joined CGTC in 1962.

- Rudolf M. Staehelin. Senior Vice President; joined CGTC in 1981.

- Eugene P. Stein. Executive Vice President and a Director; joined the Capital Group organization in 1972.

- Alan J. Wilson. Vice President of Capital International Research, Inc.; joined the Capital Group organization in 1991.

- Michael D. Locke. Vice President of Capital Research Company with portfolio specialist and research responsibilities for mortgage- and asset-backed securities and derivatives; joined the Capital Group organization in 1996.

DAVIS SELECTED ADVISERS, L.P. ADVISORS ("DAVIS")

Davis was organized in 1969 and serves as the investment adviser for all of the Davis Funds, other mutual funds and other institutional clients. The sole general partner of Davis is Davis Investments, LLC, which is controlled by Christopher C. Davis. Davis is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706.

       FUND                           PORTFOLIO MANAGERS
-----------------------            ------------------------
Financial Services Fund            Christopher C. Davis
                                   Kenneth Charles Feinberg

Fundamental Value Fund             Christopher C. Davis
                                   Kenneth Charles Feinberg

- Christopher C. Davis. Chairman and CEO; a Director and CEO, President or Vice President of each of the Davis Funds; a portfolio manager with Davis since 1995.

- Kenneth Charles Feinberg. Co-Portfolio Manager; joined Davis in 1992; has co-managed other equity funds advised by Davis and also served as a research analyst.

DECLARATION MANAGEMENT & RESEARCH LLC ("DECLARATION")

Declaration is a Delaware limited liability company located at 1650 Tysons Boulevard, Suite 1100, McLean, Virginia 22102-4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). Independence Holdings and JHLICO are located at 200 Clarendon Street, Boston, Massachusetts 02117. JHLICO is an indirect wholly owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. U.S. Core Strategy Fund

    FUND             PORTFOLIO MANAGERS             FUND             PORTFOLIO MANAGERS
----------------     ------------------     --------------------     ------------------
Active Bond Fund     Peter Farley           Managed Fund             Peter Farley
                     James E. Shallcross                             James E. Shallcross
Bond Index Fund      Peter Farley           Short-Term Bond Fund     Peter Farley
                     James E. Shallcross                             James E. Shallcross

- Peter Farley. Vice President; joined Declaration in 1996.

- James E. Shallcross. Senior Vice President; joined Declaration in 1991.

DEUTSCHE ASSET MANAGEMENT, INC. ("DEAM")

DeAM is located at 345 Park Avenue, New York, New York 10154 and is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. DeAM provides a full range of investment advisory services to retail and institutional clients.

       FUND             PORTFOLIO MANAGERS               FUND                  PORTFOLIO MANAGERS
-------------------     ------------------     ---------------------------     ------------------
                                               Real Estate Securities Fund     Jerry W. Ehlinger
All Cap Core Fund       Julie Abbett                                           John F. Robertson
                        Janet Campagna                                         John W. Vojticek
                        Robert Wang                                            Mark D. Zeisloft

Dynamic Growth Fund     Samuel A. Dedio
                        Robert Janis

- Julie Abbett. Director and Portfolio Manager for Quantitative Strategies; joined DeAM in 2000; previously a consultant with equity trading services for BARRA, Inc and a product developer at FactSet Research.

- Janet Campagna. Managing Director, Chief Investment Officer and Portfolio Manager of Quantitative Strategies; joined DeAM in 1999; named Global Head of Asset Allocation in 2001; previously an investment strategist and manager of the Asset Allocation Strategies Group at Barclays Global Investors and global asset allocation research director at First Quadrant Corp.

- Samuel A. Dedio. Managing Director; joined DeAM in 1999; previously an analyst at Ernst & Young LLP, Evergreen Asset Management and Standard & Poor's Corp.

- Jerry W. Ehlinger. Managing Director; joined DeAM in 2004; has over 9 years experience as Senior Vice President at Heitman Real Estate Investment Management and as senior research associate covering REITS at Morgan Stanley.

- Robert Janis. Managing Director; joined DeAM in 2004; previously portfolio manager for 10 years at Credit Suisse Asset Management (or its predecessor, Warburg Pincus Asset Management).

- John F. Robertson. Partner; joined DeAM in 1997; previously Assistant Vice President for Lincoln Investment Management, Inc., responsible for REIT research for the Delaware Pooled Trust Real Estate Fund.

- John W. Vojticek. Partner; joined DeAM in 1996; 9 years of industry experience.

- Robert Wang. Managing Director and Senior Portfolio Manager for Multi-Asset Class Quantitative Strategies; joined DeAM in 1995 as senior fixed-income portfolio manager after 13 years of experience at J.P. Morgan and Co. trading fixed-income, derivatives and foreign exchange products.

- Mark D. Zeisloft. Managing Director; joined DeAM in 1996; previously DeAM's Vice President/Credit Officer for the Corporate Real Estate/REIT group, as well as Vice President/Asset Manager in the Real Estate Asset Management division.

FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR").

FMR Corp., organized in 1972, is the ultimate parent company of FMR. As of December 31, 2004, FMR and its affiliate, FMR Co., Inc, had approximately $799 billion in discretionary assets under management. The address of FMR Corp. is 82 Devonshire Street, Boston, Massachusetts 02109.

           FUND                  PORTFOLIO MANAGER
----------------------------     -----------------
Large Cap Growth Fund            Joseph Day

Strategic Opportunities Fund     Jason Weiner

- Joseph Day. Vice President; joined FMR in 1985.

- Jason Weiner. Vice President and Portfolio Manager, FMR Co., Inc.; joined FMR in 1991 and FMR Co., Inc. in 2000; has worked as a research analyst and manager.

FRANKLIN ADVISERS, INC. ("FRANKLIN")

Franklin is a wholly-owned subsidiary of Franklin Resources, Inc., referred to as Franklin(R) Templeton(R) Investments, and is located at One Franklin Parkway, San Mateo, California, 94403. Through its subsidiaries, Franklin Templeton provides global and domestic investment management, shareholder, custody and distribution services to the Franklin, Templeton, Mutual Series and Fiduciary products, high net-worth and institutional accounts, as well as separate account management services.

           FUND                  PORTFOLIO MANAGERS
----------------------------     ------------------
Emerging Small Company Fund      Brad Carris
                                 Michael McCarthy
                                 Zachary Perry

- Brad Carris. Research analyst and member of the Small Cap Portfolio Management Team; joined Franklin Templeton Investments in 2001.

- Michael McCarthy. Senior Vice President and Director of Equity Research; joined Franklin Templeton Investments in 1992.

- Zachary Perry. Vice President; joined Franklin Templeton Investments in 1995.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC ("GMO")
GMO, with offices at 40 Rowes Wharf, Boston, Massachusetts 02110, is a private company founded in 1977. As of _______, 2005, GMO managed on a worldwide basis more than $___ billion for institutional investors such as pension plans, endowments, foundations and the mutual funds.

FUND                                        PORTFOLIO MANAGERS
-----                                       ------------------
Growth Fund                                 U.S. Quantitative Investment Division
Growth Opportunities Fund                   U.S. Quantitative Investment Division
International Growth                        International Quantitative Investment Division
International Stock Fund                    International Quantitative Investment Division
Intrinsic Value Fund                        U.S. Quantitative Investment Division
Managed Fund                                U.S. Quantitative Investment Division
U.S. Core Fund                              U.S. Quantitative Investment Division
U.S. Multi Sector Fund                      U.S. Quantitative Investment Division


U.S. Quantitative Division. Day-to-day management of the fund is the responsibility of the Division. The Division's members work collaboratively to manage the fund, and no one person is primarily responsible for day-to-day management. Members of the Division principally responsible for the fund are:

- Robert Soucy. Senior member of the Division; joined GMI in 1987 and has served as director of U.S. equity management since 2001. Mr. Soucy allocates responsibility for portions of the fund to various members of the Division, oversees the implementation of trades on behalf of the fund, reviews the overall composition of the fund's portfolio, and monitors cash flows.

- Sam Wilderman. Joined GMO in 1996 and has served as co-director of U.S. equity management since 2005.

- Ben Inker (U.S. Multi Sector Fund only). Senior member of the Division; joined GMO in 19__ and has served as Director of Asset Allocation since 1996. Mr. Inker allocates responsibility for portions of the fund to various members of the Division, oversees the implementation of trades on behalf of the fund, reviews the overall composition of the fund's portfolio, and monitors cash flows.

International Quantitative Division. Day-to-day management of the fund is the responsibility of the Division. The Division's members work collaboratively to manage the fund, and no one person is primarily responsible for day-to-day management. The member of the Division principally responsible for the fund is:

- Dr. Thomas Hancock. Senior member of the Division; joined GMI in 1995.
Dr. Hancock allocates responsibility for portions of the fund to various members of the Division, oversees the implementation of trades on behalf of the fund, reviews the overall composition of the fund's portfolio, and monitors cash flows.

INDEPENDENCE INVESTMENT LLC ("INDEPENDENCE").

Independence is located at 53 State Street, Boston, Massachusetts 02109 and is an indirect, wholly-owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts. JHLICO is an indirect, wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

      FUND               PORTFOLIO MANAGERS
--------------------     ------------------
Growth & Income Fund     John C. Forelli
                         Jay C. Leu

 Small Cap Fund          Charles S. Glovsky

- John C. Forelli. Senior Vice President and Co-Director of Large Cap Core strategies; joined Independence in 1990; previously worked for Prudential Securities.

- Charles S. Glovsky. Senior Vice President and Director of Small Cap strategies; joined Independence in 2000; previously worked for Dewey Square Investors, Glovsky-Brown Capital Management, State Street Research & Management, Alex Brown & Sons, and Eppler, Guerin & Turner.

- Jay C. Leu. Senior Vice President and Co-Director of Large Cap Core strategies; joined Independence in 1997; previously worked for Pacific Capital Fixed Income Advisors and State Street Global Advisors.

JENNISON ASSOCIATES LLC ("JENNISON")

Jennison, 466 Lexington Avenue, New York, New York 10017, is a Delaware limited liability company and has been in the investment advisory business since 1969 (includes its predecessor, Jennison Associates Capital Corp.). Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. As of December 31, 2004, Jennison had approximately $64 billion in assets under management.

         FUND                   PORTFOLIO MANAGERS
-------------------------     -----------------------
Capital Appreciation Fund     Michael A. Del Balso
                              Kathleen A. McCarragher
                              Spiros Segalas

- Michael A. Del Balso. Executive Vice President and Director of Research for Growth Equity; joined Jennison in 1972.

- Kathleen A. McCarragher. Executive Vice President and Head of Growth Equity; joined Jennison in 1998; previously employed at Weiss, Peck & Greer L.L.C. as a managing director and director of large cap growth equities.

- Spiros Segalas. Director, President and Chief Investment Officer; a founding member of Jennison in 1969.

JOHN HANCOCK ADVISERS, LLC ("JOHN HANCOCK ADVISERS")

John Hancock Advisers, a Delaware limited liability company with offices at 101 Huntington Avenue, Boston, Massachusetts, is a wholly owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts 02117. JHLICO is an indirect, wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

        FUND                   PORTFOLIO MANAGERS
---------------------     ---------------------------
Active Bond Fund          Barry H. Evans
                          Howard C. Greene
                          Benjamin A. Matthews

Strategic Income Fund     Frederick L. Cavanaugh, Jr.
                          Daniel  S. Janis, III

- Frederick L. Cavanaugh, Jr. Senior Vice President; joined John Hancock in
1986.

- Barry H. Evans. Senior Vice President, Chief Fixed Income Officer and a member of the Senior Investment Policy Committee; joined John Hancock in 1986.

- Howard C. Greene. Senior Vice President; joined John Hancock in 2002; previously a Vice President of Sun Life Financial Services Company of Canada.

- Daniel S. Janis, III. Vice President; joined John Hancock in 1999; previously a senior risk manager at BankBoston (1997 to 1999).

- Benjamin A. Matthews. Vice President; joined John Hancock in 1995.

LEGG MASON FUNDS MANAGEMENT, INC. ("LEGG MASON")

Legg Mason traces its history to 1982, is a subsidiary of Legg Mason, Inc., a financial services holding company, and is located at 100 Light Street, Baltimore, Maryland 21202. Legg Mason serves as the investment manager for several domestic and offshore equity mutual funds.

      FUND                PORTFOLIO MANAGERS
----------------          ------------------
Core Equity Fund          Mary Chris Gay
                          Bill Miller

- Mary Chris Gay. Portfolio Manager; has managed or co-managed equity funds advised by Legg Mason since 1998 and has also served as a research analyst.

- Bill Miller. Chief Investment Officer and creator of Legg Mason's investment process; has served as a portfolio manager with Legg Mason since 1982.

LORD, ABBETT & CO. LLC ("LORD ABBETT")

Lord Abbett was founded in 1929 and manages one of America's oldest mutual fund complexes. Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

       FUND                 PORTFOLIO MANAGERS
------------------        -----------------------
All Cap Value Fund        David Builder
                          Robert P. Fetch
                          Daniel H. Frascarelli
                          Howard Hansen
                          Gerard S. E. Heffernan
                          Robert G. Morris

Mid Cap Value Fund        Eileen Banko
                          David Builder
                          Howard Hansen
                          Edward K. von der Linde

- Eileen Banko. Equity Analyst; joined Lord Abbett in 1990.

- David Builder. Equity Analyst; joined Lord Abbett in 1998.

- Robert P. Fetch. Partner and Small-Cap Value Senior Investment Manager; joined Lord Abbett in 1995.

- Daniel H. Frascarelli. Partner and Investment Manager; joined Lord Abbett in 1990.

- Howard Hansen. Investment Manager; joined Lord Abbett in 1994.

- Gerard S. E. Heffernan. Research Analyst on the Small Cap Value Team; joined Lord Abbett in 1998; previously a portfolio manager and equity research analyst at CL Capital Management.

- Robert G. Morris. Partner and Director of Equity Investments; joined Lord Abbett in 1991.

- Edward K. von der Linde. Partner and Investment Manager; joined Lord Abbett in 1988.

MARSICO CAPITAL MANAGEMENT, LLC ("MARSICO")

Marsico, located at 1200 17th Street, Suite 1600, Denver, Colorado 80202, was organized in September 1997 as a registered investment adviser. Marsico provides investment management services to other mutual funds, institutional accounts and private accounts. Thomas F. Marsico is the founder and CEO of the firm. Marsico is an indirect, wholly-owned subsidiary of Bank of America Corporation.

            FUND                     PORTFOLIO MANAGER
            ----                     ------------------
International Opportunities Fund     James G. Gendelman

- James G. Gendelman. Portfolio Manager; joined Marsico in 2000; previously Vice President of International Sales for Goldman, Sachs & Co.

MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS")

MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. MFS is an indirect subsidiary of Sun Life Financial Inc. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

         FUND             PORTFOLIO MANAGERS
---------------------     ------------------
Strategic Growth Fund     S. Irfan Ali

Strategic Value Fund      Kenneth Enright
                          Alan T. Langsner

Utilities Fund            Albert D. Persons
                          Maura A. Shaughnessy

- S. Irfan Ali. Senior Vice President; joined MFS in 1993.

- Kenneth Enright. Senior Vice President; joined MFS in 1986.

- Alan T. Langsner. Vice President; joined MFS in 1999.

- Albert D. Persons. Vive President, focusing primarily on debt securities; joined MFS in 2000.

- Maura A. Shaughnessy. Senior Vice President, focusing primarily on equities; joined MFS in 1991.

MERCURY ADVISORS ("MERCURY")

Mercury is a wholly-owned subsidiary of Merrill Lynch & Co., Inc. Mercury and its advisory affiliates constitute one of the world's largest asset management firms overseeing client assets in over 70 countries around the globe. Mercury's U.S. offices are located at 4 World Financial Center, New York, New York 10080.

         FUND            PORTFOLIO MANAGERS
--------------------     ------------------
Large Cap Value Fund     Bob Doll
                         Milind Sharma

- Bob Doll. Senior Portfolio Manager; President and Chief Investment Officer of Merrill Lynch Investment Managers; joined Merrill Lynch Investment Managers in 1999.

- Milind Sharma. Quantitative Analyst; joined Merrill Lynch Investment Managers in ________.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED ("MFC GLOBAL (U.S.A.)")

MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the funds of the Fund for which it is the subadviser as well as other portfolios advised by the Adviser. MFC Global (U.S.A.) is an indirect, wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Fund Direct (Hong Kong) Limited, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

         FUND                    PORTFOLIO MANAGERS                 FUND                    PORTFOLIO MANAGERS
-------------------------        ------------------        -------------------------        ------------------
500 Index Fund                   Carson Jen                Quantitative Mid Cap Fund        Norman Ali
                                 Narayan Ramani                                             Rhonda Chang

Emerging Growth Fund             Niall Brown               Quantitative Value Fund          Chris Hensen

                                 Robert Lutzko                                              Brett Hryb
                                                                                            Harpreet Singh

Mid Cap Index Fund               Carson Jen                Small Cap Index Fund             Carson Jen
                                 Narayan Ramani                                             Narayan Ramani

Pacific Rim Fund                 Pauline Dan               Total Stock Market Index         Carson Jen
                                 Seton Lor                 Fund                             Narayan Ramani

Quantitative All Cap Fund        Harpreet Singh
                                 Chris Hensen
                                 Rhonda Chang
                                 Robert Lutzko
                                 Brett Hryb

- Noman Ali. Assistant Vice President and Portfolio Manager, U.S. Equity, at Manulife Financial; joined MFC Global (U.S.A.) in 1999.

- Niall Brown. Portfolio Manager and Senior Analyst of U.S. Equities; joined MFC Global (U.S.A.) in 2003; previously Vice President of U.S. Equities at TD Asset Management.

- Rhonda Chang. Portfolio Manager; joined MFC Global (U.S.A.) in 1994 as research analyst with the U.S. equity team; formerly an investment analyst with AIG Global Investors.

- Pauline Dan. Portfolio Manager, responsible for Greater China and Hong Kong equity portfolios; joined an affiliate of MFC Global (U.S.A.) in 2004; previously Director of Balanced Investments at AXA Investment Managers Hong Kong Limited (formerly Barclays Global Investors Hong Kong).

- Chris Hensen. Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1995.

- Brett Hryb. Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1993.

- Carson Jen. Vice President, Index Operations, at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1997.

- Seton Lor. Executive Director and Senior Portfolio Manager, Asian Equities, Manulife Funds Direct (Hong Kong) Limited; joined MFC Global (U.S.A.) in 2000; previously Director of Balanced Investments at AXA Investment Managers in Hong Kong (1996-2000).

- Robert Lutzko. Vice President and Senior Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1995.

- Steve Orlich. Vice President and Senior Portfolio Manager, Asset Allocation at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1998.

- Narayan Ramani. Assistant Vice President and Portfolio Manager of Index Funds at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1998.

- Harpreet Singh. Vice President and Senior Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 2000; previously a quantitative analyst at Standish, Ayer & Wood Inc.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. ("MSIM")

MSIM, which does business in certain instances using the name "Van Kampen," has its principal offices at 1221 Avenue of the Americas, New York, New York. MSIM conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the U.S. and abroad. Morgan Stanley is the direct parent of MSIM. MSIM also does business in certain instances using the name "Miller Anderson."

   FUND              PORTFOLIO MANAGERS
----------     -----------------------------
Value Fund     Thomas Bastian
               James Gilligan (Lead Manager)
               James Roeder
               Sergio Marcheli
               Vince Vizachero

- Thomas Bastian. Portfolio Manager; joined Van Kampen in 2003; previously a portfolio manager at Eagle Asset Management.

- James Gilligan. Portfolio Manager; joined Van Kampen in 1985.

- James Roeder. Portfolio Manager; joined Van Kampen in 1999.

- Sergio Marcheli. Portfolio Manager; joined Van Kampen in 2003; previously a portfolio specialist at Van Kampen.

- Vince Vizachero. Portfolio Manager; joined Van Kampen in 2001; previously an analyst at Fidelity.

MUNDER CAPITAL MANAGEMENT ("MUNDER")

Munder, with offices at 480 Pierce Street, Birmingham, Michigan 48009, currently serves as investment adviser to the Munder Funds, acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts and high net worth individuals.

           FUND                     PORTFOLIO MANAGERS
           ----                    --------------------
Small Cap Opportunities Fund       Robert E. Crosby
                                   Julie R. Hollinshead
                                   John P. Richardson

- Robert E. Crosby. Senior Portfolio Manager; joined Munder in 1993.

- Julie R. Hollinshead. Senior Portfolio Manager; joined Munder in 1995.

- John P. Richardson. Director, Small Cap Equity, and Senior Portfolio Manager; one of the founders of Munder, having joined the firm shortly after its inception in 1985.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"),

PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660, is an investment counseling firm founded in 1971. PIMCO is a Delaware limited liability company and a majority-owned subsidiary of Allianz Global Investors of America L.P., ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in AGI LP.

         FUND             PORTFOLIO MANAGERS
---------------------     ------------------
Global Bond Fund          Sudi Mariappa

Real Return Bond Fund     John B. Brynjolfsson

Total Return Fund         William H. Gross

- John B. Brynjolfsson. Managing Director and Portfolio Manager; joined PIMCO in 1989.

- William H. Gross. Managing Director, Portfolio Manager and Chief Investment Officer; a founding partner of PIMCO in 1971.

- Sudi Mariappa. Managing Director, Portfolio Manager and head of global portfolio management with responsibility for overseeing PIMCO's global portfolio management efforts, joined PIMCO in ______ ; previously a managing director for Merrill Lynch in Tokyo as manager of JGB and Swap Derivative Trading.

SALOMON BROTHERS ASSET MANAGEMENT INC. ("SaBAM")

SaBAM was established in 1987 and, together with affiliates in London, Tokyo and Hong Kong, provides a broad range of fixed-income and equity investment services to individuals and institutional clients throughout the world. SaBAM's principal address is 399 Park Avenue, New York, New York 10022. It is a wholly owned subsidiary of Citigroup Inc. Citigroup businesses provide a broad range of financial services, asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

     FUND              PORTFOLIO MANAGERS                 FUND               PORTFOLIO MANAGERS
------------------     ------------------     --------------------------     ------------------
High Yield Fund        Team*                  Strategic Bond Fund            Roger Lavan
                                                                             David Scott
                                                                             Peter Wilby
Special Value Fund     Peter J. Hable         U.S. Government Securities     John DiSpigno
                                              Fund                           Roger Lavan

- John DiSpigno. Director and portfolio specialist for the Investment Grade team; joined Citigroup in ____.

- Peter J. Hable. Managing Director; joined Citigroup (or its predecessor firms) in 1983.

- Roger Lavan. Managing Director in the fixed-income department and Portfolio Manager; responsible for SaBAM's investment company and institutional portfolios which invest primarily in mortgage-backed and U.S. government debt securities; joined SaBAM in 1990.

- David Scott. Managing Director and a Senior Portfolio Manager with Citigroup Limited in London with primary responsibility for managing long-term global bond portfolios; manages currency transactions and investments in non-dollar denominated securities; joined Citigroup in ____.

- Peter Wilby. Managing Director and Senior Portfolio Manager; responsible for investment company and institutional portfolio investments in high yield U.S. corporate debt securities and high yield foreign sovereign debt securities; joined SaBAM in 1989.

* Current members of SaBAM's management team for the fund include: Peter Wilby, CFA, Managing Director; Beth Semmel, CFA, Managing Director; Thomas Flanagan, CFA, Managing Director; James Craige, CFA, Managing Director; and John Madden, Vice President, who serves as the portfolio specialist for the Global High Yield Team.

SSgA FUNDS MANAGEMENT, INC. ("SSgA")

SSgA is located at One Lincoln Street, Boston, Massachusetts 02111, and is owned by State Street Corporation, a financial services holding company. SSgA and its predecessor have been managing investments since 1978.

           FUND                             PORTFOLIO MANAGERS
           ----                             ------------------
International Equity Index Fund             Jeffrey Beach
                                            James Francis

- Jeffrey Beach (lead portfolio manager). Principal; joined SSgA in 1986.

- James Francis. Principal ; joined SSgA in 1987.

SUSTAINABLE GROWTH ADVISERS, L.P. ("SGA")

SGA is located at 1285 Avenue of the Americas, 35th Floor, New York, New York 10019. It was founded in July, 2003 and is controlled by its founders, George P. Fraise, Gordon M. Marchand and Robert L. Rohn.

           FUND                             PORTFOLIO MANAGERS
           ----                             ------------------
U.S. Global Leaders Growth Fund             George P. Fraise
                                            Gordon M. Marchand
                                            Robert L. Rohn

- George P. Fraise. Principal; joined SGA in 2003; previously executive vice president of Yeager, Wood & Marshall, Inc. (2000-2003) and a portfolio manager at Scudder Kemper Investments (1997-2000).

- Gordon M. Marchand. Principal; joined SGA in 2003; previously chief financial and operating officer of Yeager, Wood & Marshall, Inc. (1984-2003).

- Robert L. Rohn. Principal; joined SGA in 2003; previously an analyst and portfolio manager at W.P. Stewart & Co. ("W.P. Stewart") and held positions of Chairman of the Board and Chief Executive Officer of W.P. Stewart Inc., W.P. Stewart's core U.S. investment business, and Chairman of W.P. Stewart Inc.'s Management Committee (1992 to 2003).

TEMPLETON GLOBAL ADVISORS LIMITED ("TEMPLETON GLOBAL")

Templeton Global is located at Box N-7759, Nassau, Bahamas and has been in the business of providing investment advisory services since 1954. As of December 31, 2004, Templeton and its affiliates managed over $301 billion in assets. Templeton Global is an indirect wholly owned subsidiary of Franklin Resources, Inc.

   FUND          PORTFOLIO MANAGERS
-----------      -------------------
Global Fund      Jeffrey A. Everett
                 Murdo Murchison
                 Lisa Myers

- Jeffrey A. Everett. President; Chief Investment Officer -- Retail for the Templeton Global Equity Group; joined Templeton in 1989

- Murdo Murchison. Executive Vice President; joined Templeton in 1993.

- Lisa Myers. Vice President; joined Templeton in 1996.

TEMPLETON INVESTMENT COUNSEL, LLC ("TEMPLETON")

Templeton is located at 500 East Broward Blvd., Suite 2100, Ft. Lauderdale, Florida 33394, and has been in the business of providing investment advisory services since 1954. As of December 31, 2004, Templeton and its affiliates managed over $301 billion in assets. Templeton Investment Counsel, LLC is an indirect wholly owned subsidiary of Franklin Resources, Inc.

           FUND                   PORTFOLIO MANAGERS
           ----                   ------------------
International Small Cap Fund      Simon Rudolph
                                  Tucker Scott
                                  Cindy Sweeting

International Value Fund          Antonio T. Docal
                                  Tucker Scott
                                  Cindy Sweeting

- Antonio T. Docal. Senior Vice President; joined Templeton in 2001.

- Simon Rudolph. Executive Vice President; joined Templeton in 1997.

- Tucker Scott. Senior Vice President; joined Templeton in 1996; previously worked at Aeltus Investment Management.

- Cindy Sweeting. Executive Vice President and Director of Research; joined Templeton in 1997.

T. ROWE PRICE ASSOCIATES, INC. ("T. ROWE PRICE").

T. Rowe Price, whose address is 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937. T. Rowe Price Group, Inc., a publicly traded financial services holding company, owns 100% of the stock of T. Rowe Price. As of December 31, 2004, T. Rowe Price and its affiliates managed over $235 billion for over eight million individual and institutional investor accounts.

          FUND                   PORTFOLIO MANAGERS
-------------------------       ---------------------
Blue Chip Growth Fund           Larry J. Puglia

Equity-Income Fund              Brian C. Rogers

Health Sciences Fund            Kris H. Jenner

Science & Technology Fund       Michael F. Sola

Small Company Value Fund        Preston G. Athey

Spectrum Income Fund            Edmund M. Notzon, III

- Preston G. Athey. Vice President; joined T. Rowe Price in 1978.

- Kris H. Jenner. Vice President; joined T. Rowe Price in 1997; previously a post-doctoral fellow at the Brigham and Women's Hospital, Harvard Medical School (1995-1997).

- Larry J. Puglia. Vice President; joined T. Rowe Price in 1990.

- Edmund M. Notzon, III (Chair of Investment Advisory Committee). Vice President; joined T. Rowe Price in 1989.

- Brian C. Rogers. Vice President; joined T. Rowe Price in 1982.

- Michael F. Sola. Vice President; joined T. Rowe Price in 1995 as a technology analyst and has been managing investments since 1997.

- David J. Wallack. Vice President; joined T. Rowe Price in 1990.

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC. ("UBS")

UBS, which is located at One North Wacker Drive, Chicago, Illinois 60606, is an indirect wholly owned asset management subsidiary of UBS AG and a member of the UBS Global Asset Management Division. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

        FUND                       PORTFOLIO MANAGERS
-----------------------            ------------------
Global Allocation  Fund            Tom Clarke
                                   Thomas P. Madsen
                                   John A. Penicook
                                   Brian D. Singer
                                   Neil Williams

Large Cap Fund                     Team*

- Tom Clarke. Portfolio Manager; member of the Asset Allocation, Currency and Risk Management team; responsible for UBS's currency investment capability globally; joined UBS in 2000; previously head of currency for Rothschild Asset Management.

- Thomas P. Madsen. Portfolio Manager; chairs the Global Investment Committee and is the Global Head of Equities; responsible for all aspects of the management of equity assets, including research, portfolio management and trading on a global basis; joined UBS in 2000; previously held various positions at JP Morgan Investment Management in New York and London.

- John A. Penicook. Portfolio Manager; responsible for all aspects of the management of fixed-income assets globally, managing research, strategy and trading professionals around the world; joined UBS in ______.

- Brian D. Singer. Portfolio Manager; Head of Global Investment Solutions, with responsibility for asset allocation and currency strategies; joined UBS in
______.

- Neil Williams. Portfolio Manager; Head of Asset Allocation; responsible for the development of investment policy for balanced and multi-asset funds; joined UBS in 2003; previously Chief Global Strategist at Goldman Sachs for six years.

* Mr. John Leonard is the lead portfolio manager for the Large Cap Fund. He has access to certain members of UBS' North American Equities investment management team, each of whom is allocated a specific portion of the fund's portfolio over which he has independent responsibility for research, security selection and portfolio construction. Mr. Leonard as coordinator has responsibility fore allocating the portfolio among the various mangers and analysts , occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment goals and strategies. Mr. Leonard joined UBS in _____.

UNITED STATES TRUST COMPANY ("U.S. TRUST")

"U.S. Trust" refers collectively to United States Trust Company of New York, a state-chartered bank and trust company, and U.S. Trust Company, N.A., a national bank, which provide advisory services through their respective investment advisory divisions, U.S. Trust New York Asset Management Division and U.S. Trust Company, N.A. Asset Management Division. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company, which in turn is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab"). Charles R. Schwab is the founder, Chairman and a Director of Schwab and, as a result of these positions and share ownership, may be deemed a controlling person of Schwab and its subsidiaries. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, New York 10036. U.S. Trust Company, N.A. is headquartered in Greenwich, Connecticut.

           FUND                    PORTFOLIO MANAGERS
--------------------------         ------------------
Value & Restructuring Fund         David J. Williams
                                   Timothy Evnin

- David J. Williams. Managing Director and Senior Portfolio Manager; joined U.S. Trust in 1987.

- Timothy Evnin. Managing Director and Senior Portfolio Manager; Managing Director and Senior Portfolio Manager in the Investment Management Division; joined U.S. Trust in 1987.

WELLINGTON MANAGEMENT COMPANY, LLP ("WELLINGTON MANAGEMENT")

Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm with its principal offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management and its predecessor organizations have provided investment services to investment companies, employee benefit plans, endowments, foundations and other institutions since 1928. The managing partners of Wellington Management are Laurie A. Gabriel, Perry M. Traquina and John R. Ryan.

           FUND                  PORTFOLIO MANAGERS
----------------------------    --------------------
Growth & Income Fund            Maya K. Bittar
                                Jeffrey L. Kripke
                                Matthew E. Megargel
                                Michael D. Rodier

Investment Quality Bond Fund    Richard T. Crawford
                                Thomas L. Pappas

Mid Cap Stock Fund              Michael T. Carmen

Natural Resources Fund          Karl E. Bandtel
                                James A. Bevilacqua

Small Cap Growth Fund           Steven C. Angeli

Small Cap Value Fund            Timothy J. McCormack
                                Stephen T. O'Brien
                                Shaun F. Pedersen

- Steven C. Angeli. Senior Vice President; joined Wellington Management in 1994.

- Karl E. Bandtel. Senior Vice President; joined Wellington Management in 1990.

- James A. Bevilacqua. Senior Vice President; joined Wellington Management in 1994.

- Maya K. Bittar. Vice President; joined Wellington Management in 1998.

- Michael T. Carmen. Senior Vice President; joined Wellington Management 1999; previously an investment professional at Kobrick Funds (1997-1999).

- Richard T. Crawford. Vice President; joined Wellington Management in 1994.

- Jeffrey L. Kripke. Vice President; joined Wellington Management in 2001; previously an investment professional at Merrill Lynch Asset Management (1999-2001) and Chase Asset Management (1998-1999).

- Timothy J. McCormack. Vice President; joined Wellington Management 2000; previously an investment professional at Oppenheimer Capital (1994-2000).

- Matthew E. Megargel. Senior Vice President; joined Wellington Management in 1983.

- Stephen T. O'Brien. Senior Vice President; joined Wellington Management in
1983.

- Thomas L. Pappas. Senior Vice President; joined Wellington Management in 1987.

- Shaun F. Pedersen. Vice President; joined Wellington Management in 2004; previously an investment professional at Thomas Weisel Asset Management (2001-2004) and The Boston Company (1996-2000).

-     Michael D. Rodier. Vice President; joined Wellington Management in 1984.

WELLS FARGO FUND MANAGEMENT, LLC ("WELLS FARGO").

Wells Fargo, located at 525 Market St., San Francisco, California, is an indirect, wholly-owned subsidiary of Wells Fargo & Company. It was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western U.S. and is one of the largest banks in the U.S.

FUND                                     PORTFOLIO MANAGERS
----                                     ------------------
Core Bond Fund                           Marie Chandoha
                                         William Stevens

U.S. High Yield Bond Fund                Phil Susser
                                         Roger Wittlin

- Marie Chandoha. Senior Portfolio Manager and co-head of the Montgomery Fixed Income team at Wells Capital Management, an affiliate of Wells Fargo; joined Wells Fargo in 2003; previously senior portfolio manager and co-head of the Fixed Income Team at Montgomery Asset Management.

- William Stevens. Senior Portfolio Manager and co-head of the Montgomery Fixed Income team at Wells Capital Management; joined Wells Fargo in 2003; previously founded the Fixed Income team of Montgomery Asset Management in 1992.

- Phil Susser. Portfolio Manager at Sutter Advisors, LLC, an indirect, wholly owned subsidiary of Wells Fargo & Company and a direct subsidiary of Wells Capital Management; joined Sutter Advisors in 2001; previously worked at Deutsche Bank Securities Inc. as an associate research analyst.

- Roger Wittlin. Senior Managing Director of the Sutter High Yield Group and Managing Director of Sutter Advisors, LLC; joined Sutter Advisors in 2000; previously worked at Goldman Sachs, Deutsche Bank and Morgan Stanley.

FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

John Hancock Funds II commenced operations on October __, 2005, after a reorganization in which it succeeded to the operations of Series I and NAV shares of separate portfolios of John Hancock Trust ("JHT"). For each fund of John Hancock Funds II, except as otherwise stated below, financial highlights are presented below for the Series I shares of the predecessor portfolio of JHT (from inception of the Series I shares through December 31, 2004). Financial highlights are not presented for the JHT NAV shares which commenced operations on April 29, 2005.

The predecessor JHT portfolio for each of the Active Bond, Growth & Income, Managed, Mid Value, Overseas Equity, Short-Term Bond, Small Cap Growth and Small Cap Value funds commenced operations on April 29, 2005 when it succeeded to the operations of a portfolio of John Hancock Variable Series Trust I ("VST") and assumed for all its share classes the historical performance of the VST portfolio's sole class of shares. For each of these funds, financial highlights are presented for the sole class of shares of the JHT portfolio's predecessor VST portfolio (from inception through December 31, 2004).

                           [TO BE ADDED BY AMENDMENT]

                                   APPENDIX A

                           SCHEDULE OF MANAGEMENT FEES

Set forth below is the schedule of the management fees that each fund currently is obligated to pay the Adviser as a percentage of average annual net assets

500 INDEX FUND                                  ACTIVE BOND FUND                             ALL CAP CORE FUND
0.470% -- first $500 million; and               0.600%--at all asset levels                  0.800% -- first $500 million; and
0.460% -- excess over $500 million                                                           0.750% -- excess over $500 million.

ALL CAP GROWTH FUND                             ALL CAP VALUE FUND                           BLUE CHIP GROWTH FUND
0.900% -- first $500 million; and               0.850% -- first $250 million;                0.825% -- first $1 billion; and
0.850% -- excess over $500 million.             0.800% -- next $250 million; and             0.800% -- excess over $1 billion.
                                                0.750% -- excess over $500 million.

BOND INDEX FUND                                 CAPITAL APPRECIATION FUND                    CORE BOND FUND
0.470% -- at all asset levels.                  0.850% -- first $300 million; and            0.690%--first $200 million;
                                                0.800% -- excess over $300 million.          0.640%--next $200 million; and
                                                                                             0.600%--excess over $400 million.

CORE EQUITY FUND                                DYNAMIC GROWTH FUND                          EMERGING GROWTH FUND
0.850% -- first $350 million; and               0.950% -- first $500 million; and            0.800% -- at all asset levels.
0.750% -- excess over $350 million              0.900% -- excess over $500 million.

EMERGING SMALL COMPANY FUND                     EQUITY-INCOME FUND                           FINANCIAL SERVICES FUND
1.000% -- first $500 million;                   0.825% -- first $1 billion; and              0.900% -- first $100 million;
0.970% -- next $500 million; and                0.800% -- excess over $1 billion.            0.850% -- next $400 million; and
0.950% -- excess over $1 billion.                                                            0.800% -- excess over $500 million.

FUNDAMENTAL VALUE FUND                          GLOBAL ALLOCATION FUND                       GLOBAL BOND FUND
0.900% -- first $100 million;                   0.850% -- first $500 million; and            0.700% -- at all asset levels.
0.850% -- next $400 million; and                0.800% -- excess over $500 million.
0.800% -- excess over $500 million.

GLOBAL FUND                                     GROWTH & INCOME FUND                         GROWTH FUND (1)
0.850% -- first $1 billion; and                 0.675 -- at all asset levels.                0.800% -- first $500 million;
0.800% -- excess over $1 billion.                                                            0.780% -- next $500 million;
                                                                                             0.770% -- next $1.5 billion; and
                                                                                             0.760% -- excess over $2.5 billion.

GROWTH OPPORTUNITIES FUND (6)
0.800% -- first $500 million;
0.780% -- next $500 million;
0.770% -- next $1.5 billion; and
0.760% -- excess over $2.5 billion.

HEALTH SCIENCES FUND                            HIGH YIELD FUND                              INCOME & Value Fund
1.050%-- first $500 million; and                0.725% -- first $500 million; and            0.800% -- first $500 million; and
1.000% -- excess over $500 million.             0.650% -- excess over $500 million.          0.750% -- excess over $500 million.

INTERNATIONAL EQUITY INDEX FUND                 INTERNATIONAL GROWTH FUND (2)                INTERNATIONAL OPPORTUNITIES FUND
0.550%--first $100 million; and                 0.920% -- first $100 million;                1.000%--first $250 million;
0.530%--excess over $100 million.               0.895% -- next $900 million; and             0.950%--next $250 million; and
                                                0.880% -- excess over $1 billion.            0.900%--excess over $500 million.

INTERNATIONAL SMALL CAP FUND                    INTERNATIONAL  STOCK FUND  (3)               INTERNATIONAL VALUE FUND
1.050% -- first $200 million;                   0.920% -- first $100 million;                0.950% -- first $200 million;
0.950% -- next $300 million; and                0.890% -- next $900 million; and             0.850% -- next $300 million; and
0.850% -- excess over $500 million              0.880% -- excess over &1 billion.            0.800% -- excess over $500 million.

INTRINSIC VALUE FUND  (4)                       INVESTMENT QUALITY BOND FUND                 LARGE CAP FUND
0.780% -- first $500 million;                   0.600% -- first $500 million; and            0.850%--first $250 million;
0.760% -- next $500 million;                    0.550% -- excess over $500 million.          0.800%--next $250 million; and
0.750% -- next $1.5 billion; and                                                             0.750%--excess over $500 million.
0.740% -- excess over $2.5 billion.

LARGE CAP GROWTH FUND                           LARGE CAP VALUE FUND                         MANAGED FUND  (5)
0.850% -- first $750 million; and               0.850% -- first $300 million;                0.770% -- first $100 million;
0.800% -- excess over $750 million.             0.825% -- next $200 million; and             0.760% -- next $400 million;
                                                0.800% -- excess over $500 million.          0.750% -- next $2 billion; and
                                                                                             0.740% -- excess over $2.5 billion.

MID CAP CORE FUND                               MID CAP INDEX FUND                           MID CAP STOCK FUND
0.950% -- first $10 million;                    0.490% -- first $250 million;                0.875% -- first $200 million;
0.900% -- next $40 million;                     0.480% -- next $250 million; and             0.850% -- next $300 million; and
0.875% -- next $150 million;                    0.460% -- excess over $500 million.          0.825% -- excess over $500 million.
0.850% -- next $300 million; and
0.825% -- excess over $500 million.

MID CAP VALUE FUND                              MONEY MARKET FUND
0.900% -- first $200 million;                   0.500% -- first $500 million; and
0.850% -- next $300 million; and                0.470% -- excess over $500 million.
0.825% -- excess over $500 million.

NATURAL RESOURCES FUND                          OVERSEAS EQUITY FUND                         PACIFIC RIM FUND
1.050% -- first $50 million; and                1.050%--first $300 million;                  0.800% -- first $500 million; and
1.000% -- excess over $50 million.              0.900%--next $200 million; and               0.700% -- excess over $500 million.
                                                0.850%--excess over $500 million.

QUANTITATIVE ALL CAP FUND                       QUANTITATIVE MID CAP FUND                    QUANTITATIVE VALUE FUND
0.750% -- first $50 million; and                0.750% -- first $200 million; and            0.700% -- first $500 million;
0.700% -- excess over $50 million.              0.650% -- excess over $200 million.          0.650% -- next $500 million; and
                                                                                             0.600% -- excess over $1 billion.

REAL ESTATE SECURITIES FUND                     REAL RETURN  BOND FUND                       SCIENCE & TECHNOLOGY FUND
0.700% -- at all asset levels.                  0.700% -- at all asset levels.               1.050% -- first $500 million; and
                                                                                             1.000% -- excess over $500 million.

SHORT-TERM BOND FUND                                                                         SMALL CAP FUND
0.600%--first $100 million;                                                                  0.850%--at all asset levels.
0.575%--next $150 million; and
0.550%--excess over $250 million.


SMALL CAP GROWTH                                SMALL CAP INDEX FUND                         SMALL CAP OPPORTUNITIES FUND
1.100%--first $100 million; and                 0.490% -- first $250 million;                1.000% -- first $500 million; and
1.050%--excess over $100 million.               0.480% -- next $250 million; and             0.950% -- excess over $500 million.
                                                0.460% -- excess over $500 million.

SMALL CAP VALUE FUND                            SMALL COMPANY FUND                           SMALL COMPANY GROWTH FUND (7)
1.100%--first $100 million; and                 1.050% -- first $125 million; and            1.050% -- first $250 million; and
1.050%--excess over $100 million.               1.000% -- excess over $125 million           1.000% -- excess over $250 million.

SMALL COMPANY VALUE FUND                        SPECIAL VALUE FUND                           SPECTRUM INCOME FUND (8)
1.050% -- first $500 million; and               1.000% -- first $500 million; and            0.800% -- first $250 million; and
1.000% -- excess over $500 million.             0.950% -- excess over $500 million.          0.725 -- excess over $250 million.

STRATEGIC BOND FUND                             STRATEGIC INCOME FUND                        STRATEGIC OPPORTUNITIES FUND
0.725% -- first $500 million; and               0.725% -- first $500 million; and            0.800% -- at all asset levels.
0.650% -- excess over $500 million.             0.650% -- excess over $500 million.

STRATEGIC VALUE FUND                            TOTAL RETURN FUND                            TOTAL STOCK MARKET INDEX FUND
0.850% -- first $300 million;                   0.700% -- at all asset levels.               0.490% -- first $250 million;
0.825% -- next $300 million;                                                                 0.480% -- next $250 million; and
0.800% -- next $300 million;                                                                 0.460% -- excess over $500 million.
0.775% -- next $600 million; and
0.700% -- excess over $1.5 billion.

U.S. CORE FUND  (9)                             U.S. GLOBAL LEADERS GROWTH FUND              U.S. GOVERNMENT SECURITIES FUND
0.700% -- first $500 million;                   0.7125% -- first $500 million; and           0.650% -- first $500 million; and
0.650% -- next $500 million; and                0.675% -- excess over $500 million.          0.550% -- excess over $500 million.
0.600% -- excess over $1 billion.

U.S. HIGH YIELD BOND FUND                       U.S. LARGE CAP FUND                          U.S. MULTI SECTOR FUND  (10)
0.750%--first $200 million; and                 0.825% -- first $1 billion; and              0.780% -- first $500 million;
0.720%--excess over $200 million.               0.800% -- excess over $1 billion.            0.760% -- next $500 million;
                                                                                             0.750% -- next $1.5 billion; and
                                                                                             0.740% -- excess over $2.5 billion.

UTILITIES FUND                                  VALUE & RESTRUCTURING FUND (11)              VALUE FUND
0.850% -- first $300 million;                   0.850% -- first $500 million; and            0.750% -- first $200 million;
0.825% -- next $300 million;                    0.800% -- excess over $500 million.          0.725% -- next $300 million; and
0.800% -- next $300 million;                                                                 0.650% -- excess over $500 million.
0.775% -- next $600 million; and
0.700% -- excess over $1.5 billion.

VISTA FUND (12)
0.900% -- first $250 million;
0.850% -- next $250 million;
0.825% -- next $500 million; and
0.800% -- excess over $1 billion.

-------------------
(1) For purposes of determining net assets, the assets of the Growth Fund and those of the Growth Trust, a separate series of John Hancock Trust, and the Growth Fund, a separate series of John Hancock Funds III, are aggregated.

(2) For purposes of determining net assets, the assets of the International Growth Fund and those of the International Growth Trust, a separate series of John Hancock Trust, and the International Growth Fund, a separate series of John Hancock Funds III, are aggregated.

(3) For purposes of determining net assets, the assets of the International Stock Fund and those of the International Stock Trust, a separate series of John Hancock Trust, are aggregated.

(4) For purposes of determining net assets, the assets of the Intrinsic Value Fund and those of the Intrinsic Value Trust, a separate series of John Hancock Trust, and the Intrinsic Value Fund, a separate series of John Hancock Funds III, are aggregated.

(5) For purposes of determining net assets, the assets of that portion of the Managed Fund managed by [_______] and the assets of the Growth & Income Fund and of the Growth & Income Trust, a separate series of John Hancock Trust, are aggregated.

(6) For purposes of determining net assets, the assets of the Growth Opportunities Fund and those of the Growth Opportunities Trust, a separate series of John Hancock Trust, and the Growth Opportunities Fund, a separate series of John Hancock Funds III, are aggregated.

(7) When net assets exeed $1 billion, the management fee is 0.550% at all asset levels. For purposes of determining net assets, the assets of the following are aggregated: the Small Company Growth Fund; the All Cap Growth Fund and the Mid Cap Core Fund, each of which is also a fund of John Hancock Funds II; and the Small Company Growth Trust, the All Cap Growth Trust and the Mid Cap Core Trust, each of which is a separate series of John Hancock Trust.

(8) For purposes of determining net assets, the assets of the Spectrum Income Fund and those of the Spectrum Income Trust, a separate series of John Hancock Trust, are aggregated.

(9) For purposes of determining net assets, the assets of the U.S. Core Fund, that portion of the assets of the Managed Fund managed by [________] and the assets of the U.S. Core Trust, a separate series of John Hancock Trust, are aggregated.

(10) For purposes of determining net assets, the assets of the U.S. Multi Sector Fund and those of the U.S. Multi Sector Trust, a separate series of John Hancock Trust, are aggregated.

(11) For purposes of determining net assets, the assets of the Value & Restructuring Fund and those of the Value & Restructuring Trust, a separate series of John Hancock Trust, are aggregated.

(12) For purposes of determining net assets, the assets of the Vista Fund and those of the Vista Trust, a separate series of John Hancock Trust, are aggregated.

[BACK COVER]

FOR MORE INFORMATION

The following documents are available that offer further information on John Hancock Funds II:

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

The annual and semi-annual reports to shareholders of John Hancock Trust ("JHT") and John Hancock Variable Series Trust I ("VST") include, with respect to the predecessor JHT portfolios of the funds, financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The Fund's SAI contains more detailed information on all aspects of the funds, including a summary of the Fund's policy regarding disclosure of fund portfolio holdings. The current SAI has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus.

TO REQUEST A FREE COPY OF THE CURRENT ANNUAL/SEMI-ANNUAL REPORTS OF JHT OR VST OR THE FUND'S SAI, PLEASE CONTACT JOHN HANCOCK:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

On the Internet: www.jhfunds.com

OR YOU MAY VIEW OR OBTAIN THESE DOCUMENTS AND OTHER INFORMATION ABOUT THE FUND FROM THE SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-______.

[JOHN HANCOCK FUNDS II LOGO]

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION WITH RESPECT TO THESE SECURITIES IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

        SUBJECT TO COMPLETION: PRELIMINARY PROSPECTUS DATED JUNE 30, 2005

JOHN HANCOCK FUNDS II

PROSPECTUS DATED _________, 2005

THE LIFESTYLE PORTFOLIOS

      --Lifestyle Aggressive Portfolio

      --Lifestyle Growth Portfolio

      --Lifestyle Balanced Portfolio

      --Lifestyle Moderate Portfolio

      --Lifestyle Conservative Portfolio

CLASS A, CLASS B AND CLASS C SHARES

[JOHN HANCOCK FUNDS II LOGO]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

CONTENTS

                                                    PAGE
OVERVIEW
THE LIFESTYLE PORTFOLIOS
       Lifestyle Aggressive Portfolio
       Lifestyle Growth Portfolio
       Lifestyle Balanced Portfolio
       Lifestyle Moderate Portfolio
       Lifestyle Conservative Portfolio
YOUR ACCOUNT
       Choosing a share class
       How sales charges are calculated
       Sales charge reductions and waivers
       Opening an account
       Buying shares
       Selling shares
       Transaction policies
       Dividends and account policies
       Additional investor services
INFORMATION ABOUT THE UNDERLYING FUNDS
       Risks of investing in underlying funds
       Description of underlying funds
FUND DETAILS
       Business structure
       Financial highlights
FOR MORE INFORMATION                                Back Cover

OVERVIEW

JOHN HANCOCK FUNDS II

- THE LIFESTYLE PORTFOLIOS

This prospectus provides information about the five Lifestyle Portfolios which are funds of John Hancock Funds II (sometimes referred to as the "Fund"). Each of the Lifestyle Portfolios is a "fund of funds" which currently invests in a number of other funds of John Hancock Funds II as well as in funds of John Hancock Funds III and may in the future also invest in other funds for which the Fund's investment adviser or any of its affiliates serves as investment adviser ("underlying funds"). The Lifestyle Portfolios seek to provide a variety of comprehensive investment programs designed for differing investment orientations by means of selected investment allocations among the underlying funds.

This prospectus relates to the Class A, Class B and Class C shares of the Lifestyle Portfolios.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

INVESTMENT MANAGEMENT

John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to John Hancock Funds II and each of the Lifestyle Portfolios as well as to John Hancock Funds III. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. The Adviser administers the business and affairs of John Hancock Funds II and retains and compensates an investment subadviser to manage the assets of the Lifestyle Portfolios. The Adviser and the subadviser to the Lifestyle Portfolios are registered as investment advisers under the Investment Advisers Act of 1940.

FUND INFORMATION KEY

Concise descriptions of each of the Lifestyle Portfolios are set forth below. Each description provides the following information:

[GRAPHIC]

GOAL AND STRATEGY

The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC]

PAST PERFORMANCE

The fund's total return, measured year-by-year and over time.

[GRAPHIC]

MAIN RISKS

The major risk factors associated with the fund.

[GRAPHIC]

YOUR EXPENSES

The overall costs borne by an investor in the fund, including sales charges and annual expenses.

THE LIFESTYLE PORTFOLIOS

There are five Lifestyle Portfolios: Aggressive, Growth, Balanced, Moderate and Conservative. Each Lifestyle Portfolio is a "fund of funds" which invests in a number of underlying funds.

Because investors have different investment goals, risk tolerances, investment time horizons and financial circumstances, the Lifestyle Portfolios offer five distinct, comprehensive investment programs designed for differing investment orientations. Each Lifestyle Portfolio has a target percentage allocation between the two kinds of underlying funds: those that invest primarily in equity securities ("equity funds") and those that invest primarily in fixed-income securities ("fixed-income funds").

                                                                          TARGET ALLOCATION AMONG
LIFESTYLE          INVESTMENT                                                UNDERLYING FUNDS:
PORTFOLIO          OBJECTIVE                                          EQUITY FUNDS   FIXED-INCOME FUNDS
Aggressive         Long-term growth of capital. Current income is          100%           --
                   not a consideration.
Growth             Long-term growth of capital. Current income is           80%           20%
                   also a consideration.
Balanced           A balance between a high level of current income         60%           40%
                   and growth of capital, with a greater emphasis
                   on growth of capital.
Moderate           A balance between a high level of current income         40%           60%
                   and growth of capital, with a greater emphasis
                   on income.
Conservative       A high level of current income with some                 20%           80%
                   consideration given to growth of capital.

The Lifestyle Portfolios offer a number of share classes which have different expense and distribution or shareholder services arrangements. Each Lifestyle Portfolio, however, invests only in Class I shares of the underlying funds. Class I shares are sold without any sales charge and are not subject to distribution or Rule 12b-1 fees.

The subadviser to a Lifestyle Portfolio may rebalance the fund's allocations among underlying funds from time to time. The investment performance of the Lifestyle Portfolio will reflect both the allocation decisions made by its subadviser and the investment decisions with respect to portfolio securities made by the subadvisers to the underlying funds in which the Lifestyle Portfolio invests. A change in a Lifestyle Portfolio's allocation may create taxable gains. Each Lifestyle Portfolio bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

UNDERLYING FUNDS For a brief description of each underlying fund and its categorization as an equity or a fixed-income fund, see p. __.

Because the Lifestyle Portfolios invest principally in shares of underlying funds, each is considered "non-diversified." Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial markets' assessment, of a company whose securities are held by the fund. This risk is greatly reduced in the case of the Lifestyle Portfolios since the underlying funds in which they invest have diverse holdings.

SUBADVISER AND CONSULTANT MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)") is the subadviser to the Lifestyle Portfolios and formulates a continuous investment program for each consistent with its investment goal and strategies.

Deutsche Asset Management, Inc. ("DeAM") provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Lifestyle Portfolios.

LIFESTYLE AGGRESSIVE PORTFOLIO

SUBADVISER: MFC Global (U.S.A.)

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. Current income is not a consideration. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 100% of its assets in underlying funds which invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity funds, the fund may have an equity/fixed- income fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class A, Class B and Class C shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the Series I shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance (before and after taxes) does not indicate future results.

CLASS A, TOTAL RETURNS

Best Quarter: Q2 `03, 18.07%
Worst Quarter: Q3 `02, -18.84%

AFTER TAX RETURNS

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEX (reflects no fees or taxes)

S&P 500 INDEX -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGE)

[BAR CHART]

 1997         1998        1999       2000        2001        2002       2003        2004
10.9%         4.9%       14.6%       -5.1%      -13.7%      -20.7%      34.9%      16.1%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING 12-31-04 (a)

                                                                                                  SINCE
                                                                1 YEAR        5 YEARS           INCEPTION
Class A ( before taxes)
Class A (after taxes on distributions)
Class A (after taxes on distributions and sale of shares)
Class B
Class C
S&P 500 Index                                                   10.87%         -2.30%             7.98%

---------------
(a) The Series I shares of the predecessor JHT portfolio commenced operations on May 7, 1997. For periods prior to October __, 2005, the performance shown reflects the performance of the Series I shares of the predecessor portfolio adjusted to reflect any front-end or deferred sales charge applicable to the shares of the fund.

(b) This shares class has lower expenses than the Series I shares of the predecessor portfolio. Performance would be higher if adjusted for these lower expenses.

(c) This share class has higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests primarily in underlying funds which invest in equity securities, including foreign securities.

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds - Risks of Investing in Underlying Funds."

[GRAPHIC]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

SHAREHOLDER TRANSACTION EXPENSES                  CLASS A      CLASS B        CLASS C
Maximum front-end sales charge (load) on
purchases as a % of purchase price
Maximum deferred sales charge (load) as a %
of purchase or sale price, whichever is less

ANNUAL OPERATING EXPENSES (a)                     CLASS A         CLASS B        CLASS C
Management fee
Distribution and service (12b-1) fees              0.30%           1.00%          1.00%
Other expenses
Total fund operating expenses

------------------
(a) Based on estimated amounts for the current fiscal year. The table does not include the expenses of the Class I shares of the underlying funds in which the fund invests and which are borne indirectly by the fund's shareholders. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds and the total annual fund operating expenses of the underlying funds, will vary with changes in allocations and underlying fund expenses and will reflect any contractual fee waivers and reimbursements for the underlying funds that may be in effect. The expense ratios of the underlying funds range from __% to __%. For the expense ratio of each of the underlying funds, see "Information About the Underlying Funds - Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                     YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class A

Class B with redemption                                                                  (a)
Class B without redemption                                                               (a)

Class C with redemption
Class C without redemption

------------
(a) Reflects conversion of Class B shares to Class A shares after eight years.

FUND CODES

CLASS A        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS B        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS C        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

LIFESTYLE GROWTH PORTFOLIO

SUBADVISER: MFC Global (U.S.A.)

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. Current income is also a consideration. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 80% of its assets in underlying funds which invest primarily in equity securities and approximately 20% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of assets in equity funds and 20% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 90%/10% or 70%/30%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class A, Class B and Class C shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the Series I shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance (before and after taxes) does not indicate future results.

CLASS A, TOTAL RETURNS

Best Quarter: Q2 '03, 14.90%
Worst Quarter: Q3 '02, -14.50%

AFTER TAX RETURNS

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEXES (reflect no fees or taxes)

S&P 500 INDEX -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

LEHMAN BROTHERS AGGREGATE BOND INDEX -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

COMBINED INDEX -- consists of 80% of the S&P 500 Index and 20% of the Lehman Brothers Aggregate Bond Index.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGE)

[BAR CHART]

 1997         1998        1999       2000        2001        2002       2003        2004
13.8%         6.2%       16.6%       -3.1%      -9.0%       -15.8%      29.6%      14.6%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING 12-31-04 (a)

                                                                                                  SINCE
                                                                1 YEAR        5 YEARS           INCEPTION
Class A ( before taxes)
Class A (after taxes on distributions)
Class A (after taxes on distributions and sale of shares)
Class B
Class C
S&P 500 Index                                                   10.87%         -2.30%             7.98%
Lehman Brothers Aggregate Bond Index                             4.34%          7.71%             6.97%
Combined Index                                                   9.59%         -0.12%             8.05%

---------------
(a) The Series I shares of the predecessor JHT portfolio commenced operations on May 7, 1997. For periods prior to October __, 2005, the performance shown reflects the performance of the Series I shares of the predecessor portfolio adjusted to reflect any front-end or deferred sales charge applicable to the shares of the fund.

(b) This share class has lower expenses than the Series I shares of the predecessor portfolio. Performance would be higher if adjusted for these lower expenses.

(c) This share class has higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in equity securities and fixed-income securities, including foreign securities.

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the underlying funds' portfolios could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated bonds involve more credit risk. When interest rates rise, bond prices generally fall.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds - Risks of Investing in Underlying Funds."

[GRAPHIC]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

SHAREHOLDER TRANSACTION EXPENSES                         CLASS A      CLASS B        CLASS C
Maximum front-end sales charge (load) on
purchases as a % of purchase price
Maximum deferred sales charge (load) as a %
of purchase or sale price, whichever is less

ANNUAL OPERATING EXPENSES (a)                            CLASS A         CLASS B        CLASS C
Management fee
Distribution and service (12b-1) fees                     0.30%           1.00%          1.00%
Other expenses
Total fund operating expenses

------------------
(a) Based on estimated amounts for the current fiscal year. The table does not include the expenses of the Class I shares of the underlying funds in which the fund invests and which are borne indirectly by the fund's shareholders. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds and the total annual fund operating expenses of the underlying funds, will vary with changes in allocations and underlying fund expenses and will reflect any contractual fee waivers and reimbursements for the underlying funds that may be in effect. The expense ratios of the underlying funds range from __% to __%. For the expense ratio of each of the underlying funds, see "Information About the Underlying Funds - Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                     YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class A

Class B with redemption                                                                  (a)
Class B without redemption                                                               (a)

Class C with redemption
Class C without redemption

------------
(a) Reflects conversion of Class B shares to Class A shares after eight years.

FUND CODES

CLASS A        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS B        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS C        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

LIFESTYLE BALANCED PORTFOLIO

SUBADVISER: MFC Global (U.S.A.)

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 60% of its assets in underlying funds which invest primarily in equity securities and approximately 40% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 60% of assets in equity funds and 40% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 70%/30% or 50%/50%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class A, Class B and Class C shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the Series I shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance (before and after taxes) does not indicate future results.

CLASS A, TOTAL RETURNS

Best Quarter: Q2 '03, 11.64%
Worst Quarter: Q3 '98, -10.36%

AFTER TAX RETURNS

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEXES (reflect no fees or taxes)

S&P 500 INDEX -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

LEHMAN BROTHERS AGGREGATE BOND INDEX -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

COMBINED INDEX -- consists of 60% of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGE)

[BAR CHART]

 1997         1998        1999       2000        2001        2002       2003        2004
14.1%         5.7%       12.4%       2.5%       -4.7%       -10.0%      24.0%      13.5%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING 12-31-04 (a)

                                                                                                  SINCE
                                                                1 YEAR        5 YEARS           INCEPTION
Class A ( before taxes)
Class A (after taxes on distributions)
Class A (after taxes on distributions and sale of shares)
Class B
Class C
S&P 500 Index                                                   10.87%         -2.30%             7.98%
Lehman Brothers Aggregate Bond Index                             4.34%          7.71%             6.97%
Combined Index                                                   8.29%          1.98%             7.98%

---------------
(a) The Series I shares of the predecessor JHT portfolio commenced operations on May 7, 1997. For periods prior to October __, 2005, the performance shown reflects the performance of the Series I shares of the predecessor portfolio adjusted to reflect any front-end or deferred sales charge applicable to the shares of the fund.

(b) This share class has lower expenses than the Series I shares of the predecessor portfolio. Performance would be higher if adjusted for these lower expenses.

(c) This share class has higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in equity securities and fixed-income securities, including foreign securities.

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the underlying funds' portfolios could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated bonds involve more credit risk. When interest rates rise, bond prices generally fall.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds - Risks of Investing in Underlying Funds."

[GRAPHIC]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

SHAREHOLDER TRANSACTION EXPENSES                         CLASS A      CLASS B        CLASS C
Maximum front-end sales charge (load) on
purchases as a % of purchase price
Maximum deferred sales charge (load) as a %
of purchase or sale price, whichever is less

ANNUAL OPERATING EXPENSES (a)                            CLASS A         CLASS B        CLASS C
Management fee
Distribution and service (12b-1) fees                     0.30%           1.00%          1.00%
Other expenses
Total fund operating expenses

------------------
(a) Based on estimated amounts for the current fiscal year. The table does not include the expenses of the Class I shares of the underlying funds in which the fund invests and which are borne indirectly by the fund's shareholders. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds and the total annual fund operating expenses of the underlying funds, will vary with changes in allocations and underlying fund expenses and will reflect any contractual fee waivers and reimbursements for the underlying funds that may be in effect. The expense ratios of the underlying funds range from __% to __%. For the expense ratio of each of the underlying funds, see "Information About the Underlying Funds - Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                    YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class A

Class B with redemption                                                                                 (a)
Class B without redemption                                                                              (a)

Class C with redemption
Class C without redemption

------------
(a) Reflects conversion of Class B shares to Class A shares after eight years.

FUND CODES

CLASS A        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS B        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS C        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

LIFESTYLE MODERATE PORTFOLIO

SUBADVISER: MFC Global (U.S.A.)

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 40% of its assets in underlying funds which invest primarily in equity securities and approximately 60% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity funds and 60% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 50/50% or 30%/70%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class A, Class B and Class C shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the Series I shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance (before and after taxes) does not indicate future results.

CLASS A, TOTAL RETURNS

Best Quarter: Q2 '03, 8.71%
Worst Quarter: Q3 '02, -5.57%

AFTER TAX RETURNS

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEXES (reflect no fees or taxes)

S&P 500 INDEX -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

LEHMAN BROTHERS AGGREGATE BOND INDEX -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

COMBINED INDEX -- consists of 40% of the S&P 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGE)

[BAR CHART]

 1997         1998        1999       2000        2001        2002       2003        2004
13.7%         9.8%        7.9%       4.3%       -1.1%        -4.1%      17.8%      11.0%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING 12-31-04 (a)

                                                                                                  SINCE
                                                                1 YEAR        5 YEARS           INCEPTION
Class A ( before taxes)
Class A (after taxes on distributions)
Class A (after taxes on distributions and sale of shares)
Class B
Class C
S&P 500 Index                                                   10.87%         -2.30%             7.98%
Lehman Brothers Aggregate Bond Index                             4.34%          7.71%             6.97%
Combined Index                                                   6.99%          3.99%             7.77%

---------------
(a) The Series I shares of the predecessor JHT portfolio commenced operations on May 7, 1997. For periods prior to October __, 2005, the performance shown reflects the performance of the Series I shares of the predecessor portfolio adjusted to reflect any front-end or deferred sales charge applicable to the shares of the fund.

(b) This share class has lower expenses than the Series I shares of the predecessor portfolio. Performance would be higher if adjusted for these lower expenses.

(c) This share class has higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities.

      - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the underlying funds, the more sensitive the fund is to interest rate risk.

      - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the underlying funds may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

      - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds - Risks of Investing in Underlying Funds."

[GRAPHIC]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

SHAREHOLDER TRANSACTION EXPENSES                       CLASS A      CLASS B        CLASS C
Maximum front-end sales charge (load) on
purchases as a % of purchase price
Maximum deferred sales charge (load) as a %
of purchase or sale price, whichever is less

ANNUAL OPERATING EXPENSES (a)                          CLASS A         CLASS B        CLASS C
Management fee
Distribution and service (12b-1) fees                   0.30%           1.00%          1.00%
Other expenses
Total fund operating expenses

------------------
(a) Based on estimated amounts for the current fiscal year. The table does not include the expenses of the Class I shares of the underlying funds in which the fund invests and which are borne indirectly by the fund's shareholders. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds and the total annual fund operating expenses of the underlying funds, will vary with changes in allocations and underlying fund expenses and will reflect any contractual fee waivers and reimbursements for the underlying funds that may be in effect. The expense ratios of the underlying funds range from __% to __%. For the expense ratio of each of the underlying funds, see "Information About the Underlying Funds - Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                    YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class A

Class B with redemption                                                                                 (a)
Class B without redemption                                                                              (a)

Class C with redemption
Class C without redemption

------------
(a) Reflects conversion of Class B shares to Class A shares after eight years.

FUND CODES

CLASS A        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS B        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS C        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

LIFESTYLE CONSERVATIVE PORTFOLIO

SUBADVISER: MFC Global (U.S.A.)

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 20% of its assets in underlying funds which invest primarily in equity securities and approximately 80% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its investment allocation of approximately 20% of assets in equity funds and 80% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 30/70% or 10%/90%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class A, Class B and Class C shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the Series I shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance (before and after taxes) does not indicate future results.

CLASS A, TOTAL RETURNS

Best Quarter: Q4 '02, 6.12%
Worst Quarter: Q2 '04, -2.08%

AFTER TAX RETURNS

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEXES (reflect no fees or taxes)

S&P 500 INDEX -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

LEHMAN BROTHERS AGGREGATE BOND INDEX -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

COMBINED INDEX -- consists of 20% of the S&P 500 Index and 80% of the Lehman Brothers Aggregate Bond Index.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGE)

[BAR CHART]

 1997         1998        1999       2000        2001        2002       2003        2004
12.2%        10.2%        4.2%       7.6%        3.3%        1.8%       11.5%       8.6%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING 12-31-04 (a)

                                                                                                  SINCE
                                                                1 YEAR        5 YEARS           INCEPTION
Class A ( before taxes)
Class A (after taxes on distributions)
Class A (after taxes on distributions and sale of shares)
Class B
Class C
S&P 500 Index                                                   10.87%         -2.30%             7.98%
Lehman Brothers Aggregate Bond Index                             4.34%          7.71%             6.97%
Combined Index                                                   5.67%          5.90%             7.43%

---------------
(a) The Series I shares of the predecessor JHT portfolio commenced operations on May 7, 1997. For periods prior to October __, 2005, the performance shown reflects the performance of the Series I shares of the predecessor portfolio adjusted to reflect any front-end or deferred sales charge applicable to the shares of the fund.

(b) This share class has lower expenses than the Series I shares of the predecessor portfolio. Performance would be higher if adjusted for these lower expenses.

(c) This share class has higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities.

      - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the underlying funds, the more sensitive the fund is to interest rate risk.

      - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the underlying fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

      - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds - Risks of Investing in Underlying Funds."

[GRAPHIC]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

SHAREHOLDER TRANSACTION EXPENSES                                       CLASS A      CLASS B        CLASS C
Maximum front-end sales charge (load) on
purchases as a % of purchase price
Maximum deferred sales charge (load) as a %
of purchase or sale price, whichever is less

ANNUAL OPERATING EXPENSES (a)                                          CLASS A         CLASS B        CLASS C
Management fee
Distribution and service (12b-1) fees                                   0.30%           1.00%          1.00%
Other expenses
Total fund operating expenses

------------------
(a) Based on estimated amounts for the current fiscal year. The table does not include the expenses of the Class I shares of the underlying funds in which the fund invests and which are borne indirectly by the fund's shareholders. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds and the total annual fund operating expenses of the underlying funds, will vary with changes in allocations and underlying fund expenses and will reflect any contractual fee waivers and reimbursements for the underlying funds that may be in effect. The expense ratios of the underlying funds range from __% to __%. For the expense ratio of each of the underlying funds, see "Information About the Underlying Funds - Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                    YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class A

Class B with redemption                                                                                 (a)
Class B without redemption                                                                              (a)

Class C with redemption
Class C without redemption

------------
(a) Reflects conversion of Class B shares to Class A shares after eight years.

FUND CODES

CLASS A        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS B        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS C        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

YOUR ACCOUNT

CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

CLASS A

- A front-end sales charge, as described at right.

- Distribution and service (12b-1) fees of 0.30%.

CLASS B

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

INVESTORS PURCHASING $1 MILLION OR MORE OF CLASS B OR CLASS C SHARES MAY WANT TO CONSIDER THE LOWER OPERATING EXPENSES OF CLASS A SHARES.

12b-1 fees. Rule 12b-1 fees will be paid to the Fund's distributor, John Hancock Funds, LLC (the "Distributor"), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers, Inc.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer receives a percentage of these sales charges and fees. In addition, the Distributor may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

HOW SALES CHARGES ARE CALCULATED

CLASS A sales charges are as follows:

Class A sales charges

                            AS A % OF             AS A % OF YOUR
YOUR INVESTMENT          OFFERING PRICE*            INVESTMENT
Up to $49,999                  5.00%                   5.26%
$50,000 - $99,999              4.50%                   4.71%

$100,000 - $249,999            3.50%                   3.63%
$250,000 - $499,999            2.50%                   2.56%
$500,000 - $999,999            2.00%                   2.04%
$1,000,000 and over        See below

----------
*Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B or Class C shares of funds of John Hancock Funds II or John Hancock Funds III or of other John Hancock retail funds. TO RECEIVE THE REDUCED SALES CHARGE, YOU MUST TELL YOUR BROKER OR FINANCIAL ADVISER AT THE TIME YOU PURCHASE A FUND'S CLASS A SHARES ABOUT ANY OTHER FUNDS OF JOHN HANCOCK FUNDS II HELD BY YOU, YOUR SPOUSE OR YOUR CHILDREN UNDER THE AGE OF 21 LIVING IN THE SAME HOUSEHOLD. This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the Fund's Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled "Initial Sales Charge on Class A Shares" in the Fund's Statement of Additional Information. You may request a Statement of Additional Information from your broker or financial adviser, access the Funds' Web site at www.jhfunds.com, or call Signature Services at 1-800-225-5291.

INVESTMENTS OF $1 MILLION OR MORE Class A shares are available with no front-end sales charge. There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase, as follows:

Class A deferred charges on $1 million+ investments

                                    CDSC ON SHARES
YOUR INVESTMENT                       BEING SOLD
First $1M - $4,999,999               1.00%
Next $1 - $5M above that             0.50%
Next $1 or more above that           0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends.

CLASS B AND C shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class B deferred charges

                              CDSC ON SHARES
YEARS AFTER PURCHASE            BEING SOLD
1st year                        5.00%
2nd year                        4.00%
3rd or 4th year                 3.00%
5th year                        2.00%
6th year                        1.00%
After 6th year                  none

Class C deferred charges

                              CDSC ON SHARES
YEARS AFTER PURCHASE            BEING SOLD
1st year                        1.00%
After 1st year                  none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

- Accumulation Privilege -- lets you add the value of any class of shares of any fund of John Hancock Funds II you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

- Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund's Class A shares during the next 13 months. The calculation of this amount would include Accumulation and Combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the funds agree to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

- Combination Privilege -- lets you combine shares of all funds for purposes of calculating the Class A sales charge.

TO UTILIZE ANY REDUCTION YOU MUST: COMPLETE THE APPROPRIATE SECTION OF YOUR APPLICATION, OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).

GROUP INVESTMENT PROGRAM A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250 per account opened), and individual investors may close their accounts at any time.

TO UTILIZE THIS PROGRAM YOU MUST: CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES TO FIND OUT HOW TO QUALIFY. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).

CDSC WAIVERS As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

      -     to make payments through certain systematic withdrawal plans

      - certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs

      - redemptions pursuant to a fund's right to liquidate an account less than $1,000

      - redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

      - to make certain distributions from a retirement plan because of shareholder death or disability

      -     because of shareholder death or disability

TO UTILIZE A WAIVER YOU MUST: CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).

REINSTATEMENT PRIVILEGE If you sell shares of a John Hancock Funds II fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative are notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

TO UTILIZE THIS PRIVILEGE YOU MUST: CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

      - selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

      - financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds II

      - fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

      - individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds II directly to an IRA

      - individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock Funds II directly to a ROTH IRA

      - participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

      - participants in certain 529 plans that have a signed agreement with John Hancock Funds II (one-year CDSC may apply)

      - certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs

TO UTILIZE A WAIVER YOU MUST: CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).

OTHER WAIVERS Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

      - exchanges from one fund of John Hancock Funds II to the same class of any other fund of John Hancock Funds II or John Hancock Funds III or other John Hancock retail funds. (see "Transaction Policies" in this prospectus for additional details)

      - dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details)

OPENING AN ACCOUNT

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the Lifestyle Portfolios are as follows:

      -     non-retirement account: $1,000

      -     retirement account: $500

      -     group investments: $250

      - Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

      - there is no minimum initial investment for fee-based or wrap accounts of selling firms who have executed a fee-based or wrap agreement with John Hancock Funds

3 All shareholders must complete the account application, carefully following the instructions. When opening a corporate account, you must submit: (1) a new account application; (2) a corporate business/organization resolution certified within the past 12 months or a John Hancock Funds II business/organization certification form; and (3) articles of incorporation or a government-issued business license. When opening a trust account, you must submit: (1) a new account application and (2) a copy of the trust document certified within the past 12 months. You must notify your financial representative or Signature Services if this information changes. Signature Services reserves the right to require additional documentation prior to opening any account. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.

BUYING SHARES

                                OPENING AN ACCOUNT                              ADDING TO AN ACCOUNT
BY CHECK
[GRAPHIC]         - Make out a check for the investment amount     - Make out a check for the investment amount
                  payable to "John Hancock Signature Services,     payable to "John Hancock Signature Services,
                  Inc."                                            Inc."

                  - Deliver the check and your completed           - If your account statement has a detachable
                  application to your financial representative,    investment slip, please complete in its entirety.
                  or mail them to Signature Services (address      If no slip is available, include a note
                  below).                                          specifying the fund name(s), your share class,
                                                                   your account number and the name(s) in which the
                                                                   account is registered.

                                                                   - Deliver the check and investment slip or note to
                                                                   your financial representative, or mail them to
                                                                   Signature Services (address below).

BY EXCHANGE
[GRAPHIC]         - Call your financial representative or          --Log on to www.jhfunds.com to process
                  Signature Services to request an exchange.       exchanges between funds.

                                                                   Call EASI-Line for automated service 24 hours a day
                                                                   using your touch-tone phone at 1-800-338-8080.

                                                                   - Call your financial representative or Signature
                                                                   Services to request an exchange.

BY WIRE
[GRAPHIC]         - Deliver your completed application to your     - Instruct your bank to wire the amount of your
                  financial representative or mail it to           investment to:
                  Signature Services.                                      First Signature Bank & Trust
                                                                           Account # 900022260
                  - Obtain your account number by calling your             Routing # 211475000
                  financial representative or Signature
                  Services.

                  - Instruct your bank to wire the amount of       - Specify the fund name(s), your share class, your
                  your investment to:                              account number and the name(s) in which the
                            First Signature Bank & Trust           account is registered. Your bank may charge a fee
                            Account # 900022260                    to wire funds.
                            Routing # 211475000

                  - Specify the fund name(s), your share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

BY INTERNET
[GRAPHIC]         See "By exchange" and "By wire."                 - Verify that your bank or credit union is a
                                                                   member of the Automated Clearing House (ACH)
                                                                   system.

                                                                   - Complete the "To Purchase, Exchange or
                                                                   Redeem Shares via Telephone" and "Bank
                                                                   Information" sections on your account
                                                                   application.

                                                                   --Log on to www.jhfunds.com to initiate
                                                                   purchases using your authorized bank
                                                                   account.

BY PHONE
[GRAPHIC]         See "By exchange" and "By wire."                 - Verify that your bank or credit union is a
                                                                   member of the Automated Clearing House (ACH)
                                                                   system.

                                                                   - Complete the "To Purchase, Exchange or
                                                                   Redeem Shares via Telephone" and "Bank
                                                                   Information" sections on your account
                                                                   application.

                                                                   - Call Signature Services between 8:30 A.M.
                                                                   and 5:00 P.M. Eastern Time on most business
                                                                   days to verify that these features are in
                                                                   place on your account.

                                                                   - Call your financial representative or
                                                                   Signature Services with the fund name(s),
                                                                   your share class, your account number, the
                                                                   name(s) in which the account is registered
                                                                   and the amount of your investment.

ADDRESS:
John Hancock Signature Services, Inc.
1 John Hancock Way , Suite 1000
Boston, MA 02217-1000

PHONE NUMBER: 1-800-225-5291

Or contact your financial representative for instructions and assistance.

John Hancock Signature Services, Inc.

SELLING SHARES

                                                                   TO SELL SOME OR ALL OF YOUR SHARES
BY LETTER
[GRAPHIC]         - Accounts of any type.                          - Write a letter of instruction or complete a stock
                  - Sales of any amount.                           power indicating the fund name, your share class,
                                                                   your account number, the name(s) in which the
                                                                   account is registered and the dollar value or
                                                                   number of shares you wish to sell.

                                                                   - Include all signatures and any additional
                                                                   documents that may be required (see next page).

                                                                   - Mail the materials to Signature Services.

                                                                   - A check will be mailed to the name(s) and
                                                                   address in which the account is registered, or
                                                                   otherwise according to your letter of
                                                                   instruction.

BY INTERNET
[GRAPHIC]         - Most accounts.                                 --Log on to www.jhfunds.com to initiate
                  - Sales of up to $100,000.                       redemptions from your funds.

BY PHONE
[GRAPHIC]         - Most accounts.                                 - Call EASI-Line for automated service 24 hours
                  - Sales of up to $100,000.                       a day using your touch-tone phone at 1-800-338-
                                                                   8080.

                                                                   - Call your financial representative or call
                                                                   Signature Services between 8 A.M. and 7 P .M.
                                                                   Eastern Time on most business days.

BY WIRE OR ELECTRONIC FUNDS TRANSFER (ETF)
[GRAPHIC]         - Requests by letter to sell any amount.         - To verify that the Internet or telephone
                  - Requests by Internet or phone to sellup to     redemption privilege is in place on an account, or
                  $100,000.                                        to request the form to add it to an existing
                                                                   account, call Signature Services.

                                                                   - Amounts of $1,000 or more will be wired on the
                                                                   next business day. A $4 fee will be deducted from
                                                                   your account.

                                                                   - Amounts of less than $1,000 may be sent by EFT
                                                                   or by check. Funds from EFT transactions are
                                                                   generally available by the second business day.
                                                                   Your bank may charge a fee for this service.

BY EXCHANGE
[GRAPHIC]         - Accounts of any type.                          - Obtain a current prospectus for the fund into
                  - Sales of any amount.                           which you are exchanging by Internet or by
                                                                   calling your financial representative or
                                                                   Signature Services.

                                                                   - Log on to www.jhfunds.com to process
                                                                   exchanges between your funds.

                                                                   - Call EASI-Line for automated service 24 hours a
                                                                   day using your touch-tone phone at
                                                                   1-800-338-8080.

                                                                   - Call your financial representative or Signature
                                                                   Services to request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

      -     your address of record has changed within the past 30 days

      -     you are selling more than $100,000 worth of shares

      - you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

                 SELLER                                          REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual, joint or UGMA/              - Letter of instruction.
UTMA accounts (custodial accounts for             - On the letter, the signatures of all persons authorized to sign for
minors).                                          the account, exactly as the account is registered.
                                                  - Signature guarantee if applicable (see above).

Owners of corporate, sole proprietorship,         - Letter of instruction.
general partner or association accounts.          - Corporate business/organization resolution, certified within the past 12 months, or a John Hancock Funds business
                                                  /organization certification form.
                                                  - On the letter and the resolution, the signature of the
                                                  person(s)authorized to sign for the account.
                                                  - Signature guarantee if applicable (see above).

Owners or trustees of trust accounts.             - Letter of instruction.
                                                  - On the letter, the signature(s) of the trustee(s).
                                                  - Copy of the trust document certified within the past 12 months or a John Hancock Funds II trust certification form.
                                                  - Signature guarantee if applicable (see above).

Joint tenancy shareholders with rights of         - Letter of instruction signed by surviving tenant.
survivorship with a deceased co-tenant(s).        - Copy of death certificate.
                                                  - Signature guarantee if applicable (see above).

Executors of shareholder estates                  - Letter of instruction signed by executor.
                                                  - Copy of order appointing executor, certified within the past 12 months.
                                                  - Signature guarantee if applicable (see above).

Administrators, conservators, guardians and       - Call 1-800-225-5291 for instructions.
other sellers or account types not listed
above.

ADDRESS:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

PHONE NUMBER: 1-800-225-5291

Or contact your financial representative for instructions and assistance.

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value (NAV) per share for each fund and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). The NAV for each Lifestyle Portfolio is calculated based upon the NAVs of the underlying funds in which it invests. The prospectuses for the underlying funds explain the circumstances under which those funds use fair-value pricing and the effects of doing so.

BUY AND SELL PRICES When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

EXECUTION OF REQUESTS Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES You may exchange shares of a class of one fund of John Hancock Funds II for shares of the same class of any other fund of John Hancock Funds II or John Hancock Funds III or any other John Hancock retail fund which is then offering that class, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

EXCESSIVE TRADING The funds of John Hancock Funds II are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

RIGHT TO RESTRICT PURCHASE AND EXCHANGE ORDERS Purchases and exchanges should be made primarily for investment purposes. John Hancock Funds II reserves the right to restrict, reject or cancel, consistent with applicable law, for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitations on exchange activity" described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

EXCHANGE LIMITATION POLICIES The Board of Trustees of John Hancock Funds II has adopted with respect to the classes of shares covered by this prospectus the following policies and procedures by which the Fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitations on exchange activity The Fund, through its agents, undertakes to use its best efforts to exercise the Fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the Fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the Fund's ability to monitor exchange activity, as discussed under "Limitations on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the Fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent their excessive trading, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Fund will not always be able to detect frequent trading activity, investors should not assume that the Funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the record of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

EXCESSIVE TRADING RISK To the extent that the Fund or its agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

      - A fund that invests a significant portion of its assets in small-or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

      - A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

      - A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in other investment companies, U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

ACCOUNT INFORMATION John Hancock Funds II is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

CERTIFICATED SHARES The funds do not issue share certificates. Shares are electronically recorded.

SALES IN ADVANCE OF PURCHASE PAYMENTS When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS In general, you will receive account statements as follows:

      - after every transaction (except a dividend reinvestment) that affects your account balance

      -     after any changes of name or address of the registered owner(s)

      -     in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS The funds generally declare income dividends daily and pay them monthly. Your income dividends begin accruing the day after payment is received by a fund and continue through the day your shares are actually sold. Capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year.

DIVIDEND REINVESTMENTS Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

TAXABILITY OF DIVIDENDS For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short- term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

SMALL ACCOUNTS (NON-RETIREMENT ONLY) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges. If your account balance is $100 or less and no action is taken, the account will be liquidated.

ADDITIONAL INVESTOR SERVICES

MONTHLY AUTOMATIC ACCUMULATION PROGRAM (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the funds of John Hancock II of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

      -     Complete the appropriate parts of your account application.

      - If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

SYSTEMATIC WITHDRAWAL PLAN This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

      -     Make sure you have at least $5,000 worth of shares in your account.

      - Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

      - Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

      - Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

      - Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

RETIREMENT PLANS John Hancock Funds II offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

FUND SECURITIES. The Fund's portfolio securities disclosure policy can be found in the Statement of Additional Information and on the Fund's Web site at www.jhfunds.com. The Fund's Web site also lists fund holdings. Portfolio holding information is posted on the Fund's Web site each month on a one month lag and is available on the Fund's Web site until the Fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the Fund's Web site.

INFORMATION ABOUT THE UNDERLYING FUNDS

RISKS OF INVESTING IN THE UNDERLYING FUNDS

By owning shares of underlying funds, each of the Lifestyle Portfolios indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies, and in fixed-income securities. Many of the underlying funds also invest in foreign securities. In addition, most of the underlying funds may invest in derivatives.

EQUITY SECURITIES

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an underlying fund could decline if the financial condition of the companies the fund invests in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FIXED-INCOME SECURITIES

Fixed-income securities are generally subject to two principal types of risks:
(a) interest rate risk and (b) credit quality risk.

Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after an underlying fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. Underlying funds that may invest in lower rated fixed-income securities are riskier than funds that may invest in higher rated fixed-income securities. Additional information on the risks of investing in investment grade fixed-income securities in the lowest rating category and lower rated fixed-income securities is set forth below.

INVESTMENT GRADE FIXED-INCOME SECURITIES IN THE LOWEST RATING CATEGORY

Investment grade fixed-income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

LOWER RATED FIXED-INCOME SECURITIES

Lower rated fixed-income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's). The principal risks of investing in these securities are as follows:

General Risks

      - Risk to Principal and Income. Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

      - Price Volatility. The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

      - Liquidity. The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

      - Dependence on Subadviser's Own Credit Analysis. While a subadviser to an underlying fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

Additional Risks Regarding Lower Rated Corporate Fixed-Income Securities

Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional Risks Regarding Lower Rated Foreign Government Fixed-Income
Securities

Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

SMALL AND MEDIUM SIZE COMPANIES

Small or Unseasoned Companies

      - Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than three years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

      - Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

      - Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a fund's investments to decrease if it needs to sell such securities when there are few interested buyers.

      - Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

      - Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies

      - Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

FOREIGN SECURITIES

The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

      - Currency Fluctuations. Investments in foreign securities may cause an underlying fund to lose money when converting investments from foreign currencies into U.S. dollars. A fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the fund could still lose money.

      - Political and Economic Conditions. Investments in foreign securities subject an underlying fund to the political or economic conditions of the foreign country. These conditions could cause fund investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the fund from selling its investment and taking the money out of the country.

      - Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, an underlying fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

      - Nationalization of Assets. Investments in foreign securities subject an underlying fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

      - Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the underlying fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

      - Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for an underlying fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

DERIVATIVES

Most of the underlying funds may use derivatives, which are financial contracts whose values depend upon, or are derived from, the values of underlying assets, reference rates, or indices. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indices. The funds can use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The funds may also use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets, and currencies without the funds' actually having to sell current assets and make new investments. This is generally done because the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. Derivatives are subject to a number of risks, including market risk, liquidity risk, and the credit risk of the counterparty to the derivatives contract. Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the assets, rates, or indices they are designed to hedge or closely track. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The use of derivatives may also increase the amount of taxes payable by shareholders. Many derivative instruments also have documentation risk. Because the contract for each over-the-counter ("OTC") derivative transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for a fund to enforce its contractual rights may lead the fund to decide not to pursue its claims against the counterparty.

DESCRIPTION OF UNDERLYING FUNDS

The Lifestyle Portfolios may invest in any of the underlying funds. The following tables set forth, separately for the fixed-income underlying funds of John Hancock Funds II and the equity underlying funds of each of John Hancock Funds II and John Hancock Funds III: (i) the names of the underlying funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class I shares of the underlying funds for the current fiscal year, both before and after contractual fee waivers that are in place until October __, 2006 and that may be renewed from fiscal year to fiscal year thereafter by the Adviser; and
(iii) brief descriptions of the underlying funds' investment goals and principal strategies. Additional investment practices are described in the Fund's Statement of Additional Information and in the prospectuses for the underlying funds.

FIXED-INCOME UNDERLYING FUNDS - JOHN HANCOCK FUNDS II

                              ESTIMATED EXPENSE RATIO
                               BEFORE          AFTER
FUND AND SUBADVISER(S)      FEE WAIVER      FEE WAIVER                    GOAL AND PRINCIPAL STRATEGY
                            ----------      -----------
ACTIVE BOND FUND                                           Seeks income and capital appreciation by investing at
Declaration Management &                                   least 80% of its assets in a diversified mix of debt
Research LLC and                                           securities and instruments.
John Hancock Advisers,
LLC

BOND INDEX FUND                                            Seeks to track the performance of the Lehman Brothers
Declaration Management &                                   Aggregate Index (which represents the U.S. investment
Research LLC                                               grade bond market). The fund normally invests at least
                                                           80% of its assets in securities listed in this Index. The
                                                           fund is an intermediate-term bond fund of high and medium
                                                           credit quality.

                              ESTIMATED EXPENSE RATIO
                              BEFORE           AFTER
FUND AND SUBADVISER(S)      FEE WAIVER      FEE WAIVER                    GOAL AND PRINCIPAL STRATEGY
                            ----------      -----------
CORE BOND FUND                                             Seeks total return consisting of income and capital
Wells Fargo Fund                                           appreciation by normally investing in a broad range of
Management, LLC                                            investment-grade debt securities. The subadviser invests
                                                           in debt securities that it believes offer attractive
                                                           yields and are undervalued relative to issues of similar
                                                           credit quality and interest rate sensitivity. From time
                                                           to time, the fund may also invest in unrated bonds
                                                           believed to be comparable to investment-grade debt
                                                           securities. Under normal circumstances, the subadviser
                                                           expects to maintain an overall effective duration range
                                                           between 4 and 5 1/2 years.

GLOBAL BOND FUND                                           Seeks to realize maximum total return, consistent with
Pacific Investment                                         preservation of capital and prudent investment management
Management Company                                         by investing primarily in fixed-income securities
                                                           denominated in major foreign currencies, baskets of
                                                           foreign currencies (such as the ECU) and the U.S. dollar.

HIGH YIELD FUND                                            Seeks to realize an above-average total return over a
Salomon Brothers Asset                                     market cycle of three to five years, consistent with
Management Inc                                             reasonable risk, by investing primarily in high yield
                                                           debt securities, including corporate bonds and other
                                                           fixed-income securities.

INVESTMENT QUALITY                                         Seeks a high level of current income consistent with the
BOND FUND                                                  maintenance of principal and liquidity by investing in a
Wellington Management                                      diversified portfolio of investment grade bonds, focusing
Company, LLP                                               on corporate bonds and U.S. Government bonds with
                                                           intermediate to longer term maturities.  The fund may
                                                           also invest up to 20% of its assets in non-investment
                                                           grade fixed income securities.

REAL RETURN BOND FUND                                      Seeks maximum return, consistent with preservation of
Pacific Investment                                         capital and prudent investment management, by normally
Management Company                                         investing at least 80% of its net assets in
                                                           inflation-indexed bonds of varying maturities issued by
                                                           the U.S. and non-U.S. governments and by corporations.

SHORT-TERM BOND FUND                                       Seeks income and capital appreciation by investing at
Declaration Management                                     least 80% of its assets in a diversified mix of debt
& Research LLC                                             securities and instruments.

SPECTRUM INCOME FUND                                       Seeks a high level of current income with moderate share
T. Rowe Price                                              price fluctuation. The fund diversifies its assets widely
Associates, Inc.                                           among market segments and seeks to maintain broad
                                                           exposure to several markets in an attempt to reduce the
                                                           impact of markets that are declining and to benefit from
                                                           good performance in particular segments over time. The
                                                           fund normally invests in domestic and international
                                                           bonds, income-oriented stocks, short-term securities,
                                                           mortgage-backed securities and U.S. Government
                                                           securities. The fund may invest in high yield
                                                           fixed-income securities (commonly known as "junk bonds").

                              ESTIMATED EXPENSE RATIO
                              BEFORE           AFTER
FUND AND SUBADVISER(S)      FEE WAIVER      FEE WAIVER                    GOAL AND PRINCIPAL STRATEGY
                            ----------      -----------
STRATEGIC BOND FUND                                        Seeks a high level of total return consistent with
Salomon Brothers Asset                                     preservation of capital by giving its subadviser broad
Management Inc                                             discretion to deploy the fund's assets among certain
                                                           segments of the fixed income market in the manner the
                                                           subadviser believes will best contribute to achieving the
                                                           fund's investment goal.

STRATEGIC INCOME FUND                                      Seeks a high level of current income by normally
John Hancock Advisers, LLC                                 investing primarily in: foreign government and corporate
                                                           debt securities from developed and emerging markets; U.S.
                                                           Government and agency securities; and U.S. high yield
                                                           bonds.

TOTAL RETURN FUND                                          Seeks to realize maximum total return, consistent with
Pacific Investment                                         preservation of capital and prudent investment
Management Company                                         management, by normally investing at least 65% of its
                                                           assets in a diversified portfolio of fixed income
                                                           securities of varying maturities. The average portfolio
                                                           duration will normally vary within a three- to six-year
                                                           time frame based on the subadviser's forecast for
                                                           interest rates.

U.S. GOVERNMENT                                            Seeks a high level of current income, consistent with
SECURITIES FUND                                            preservation of capital and maintenance of liquidity, by
Salomon Brothers Asset                                     investing in debt obligations and mortgage-backed
Management Inc                                             securities issued or guaranteed by the U.S. Government,
                                                           its agencies or instrumentalities and derivative
                                                           securities such as collateralized mortgage obligations
                                                           backed by such securities.

U.S. HIGH YIELD BOND                                       Seeks total return with a high level of current income
FUND                                                       by normally investing primarily in below
Wells Fargo Fund                                           investment-grade debt securities (commonly known as "junk
Management, LLC                                            bonds" or high yield securities). The fund also invests
                                                           in corporate debt securities and may buy preferred and
                                                           other convertible securities and bank loans.

EQUITY UNDERLYING FUNDS  - JOHN HANCOCK FUNDS II

                              ESTIMATED EXPENSE RATIO
                              BEFORE           AFTER
FUND AND SUBADVISER(S)      FEE WAIVER      FEE WAIVER                    GOAL AND PRINCIPAL STRATEGY
                            ----------      -----------
500 INDEX FUND                                             Seeks to approximate the aggregate total return of a
MFC Global Investment                                      broad U.S. domestic equity market index by attempting to
Management (U.S.A.)                                        track the performance of the S&P 500 Composite Stock
Limited                                                    Price Index*.

ALL CAP CORE FUND                                          Seeks long-term growth of capital by investing primarily
Deutsche Asset Management                                  in common stocks and other equity securities within all
Inc.                                                       asset classes (small, mid and large cap), primarily those
                                                           within the Russell 3000 Index

ALL CAP GROWTH FUND                                        Seeks long-term capital appreciation by normally
AIM Capital Management,                                    investing the its assets principally in common stocks of
Inc.                                                       companies that are likely to benefit from new or
                                                           innovative products, services or processes, as well as
                                                           those that have experienced above average, long-term
                                                           growth in earnings and have excellent prospects for
                                                           future growth.

                              ESTIMATED EXPENSE RATIO
                              BEFORE           AFTER
FUND AND SUBADVISER(S)      FEE WAIVER      FEE WAIVER                    GOAL AND PRINCIPAL STRATEGY
                            ----------      -----------
ALL CAP VALUE                                              Seeks capital appreciation by investing in equity
Lord, Abbett & Co                                          securities of U.S. and multinational companies in all
                                                           capitalization ranges that the subadviser believes are
                                                           undervalued.

BLUE CHIP GROWTH FUND                                      Seeks to achieve long-term growth of capital (current
T. Rowe Price Associates,                                  income is a secondary objective) by normally investing at
Inc.                                                       least 80% of its total assets in the common stocks of
                                                           large and medium-sized blue chip growth companies.  Many
                                                           of the stocks in the portfolio are expected to pay
                                                           dividends.

CAPITAL APPRECIATION FUND                                  Seeks long-term capital growth by investing at least 65%
Jennison Associates LLC                                    of its total assets in equity-related securities of
                                                           companies that exceed $1 billion in market capitalization
                                                           and that the subadviser believes have above-average
                                                           growth prospects. These companies are generally
                                                           medium-to-large capitalization companies.

CORE EQUITY FUND                                           Seeks long-term capital growth by normally investing
Legg Mason Funds                                           primarily in equity securities that, in the subadviser's
Management, Inc.                                           opinion, offer the potential for capital growth. The
                                                           subadviser seeks to purchase securities at large
                                                           discounts to the subadviser's assessment of their
                                                           intrinsic value.

DYNAMIC GROWTH FUND                                        Seeks long-term growth of capital by investing in stocks
Deutsche Asset                                             and other equity securities of medium-sized U.S.
Management Inc.                                            companies with strong growth potential.

EMERGING GROWTH FUND                                       Seeks superior long-term rates of return through capital
MFC Global Investment                                      appreciation by normally investing primarily in high
Management (U.S.A.)                                        quality securities and convertible instruments of
Limited                                                    small-cap U.S. companies.

EMERGING SMALL                                             Seeks long-term growth of capital by normally investing
COMPANY FUND                                               at least 80% of its net assets (plus any borrowings for
Franklin Advisers, Inc.                                    investment purposes) in common stock equity securities of
                                                           companies with market capitalizations that approximately
                                                           match the range of capitalization of the Russell 2000
                                                           Growth Index* ("small cap stocks") at the time of
                                                           purchase.

EQUITY-INCOME FUND                                         Seeks to provide substantial dividend income and also
T. Rowe Price Associates,                                  long-term capital appreciation by investing primarily in
Inc.                                                       dividend-paying common stocks, particularly of
                                                           established companies with favorable prospects for both
                                                           increasing dividends and capital appreciation.

FINANCIAL SERVICES FUND                                    Seeks growth of capital by normally investing at least
Davis Advisors                                             80% of the its net assets (plus any borrowings for
                                                           investment purposes) in companies principally engaged in
                                                           financial services. A company is "principally engaged"
                                                           in financial services if it owns financial
                                                           services-related assets constituting at least 50% of the
                                                           value of its total assets, or if at least 50% of its
                                                           revenues are derived from its provision of financial
                                                           services.

FUNDAMENTAL VALUE FUND                                     Seeks growth of capital by normally investing primarily
Davis Advisors                                             in common stocks of U.S. companies with market
                                                           capitalizations of at least $5 billion that the
                                                           subadviser believes are undervalued.  The fund may also
                                                           invest in U.S. companies with smaller capitalizations.

                              ESTIMATED EXPENSE RATIO
                              BEFORE           AFTER
FUND AND SUBADVISER(S)      FEE WAIVER      FEE WAIVER                    GOAL AND PRINCIPAL STRATEGY
                            ----------      -----------
GLOBAL ALLOCATION FUND                                     Seeks total return, consisting of long-term capital
UBS Global Asset                                           appreciation and current income, by investing in equity
Management                                                 and fixed income securities of issuers located within and
                                                           outside the U.S.

GLOBAL FUND                                                Seeks long-term capital appreciation by normally
Templeton Global Advisors                                  investing at least 80% of its net assets (plus any
Limited                                                    borrowings for investment purposes) in equity securities
                                                           of companies located anywhere in the world, including
                                                           emerging markets.

GROWTH & INCOME FUND                                       Seeks income and long-term capital appreciation by
Independence Investment                                    normally investing primarily in a diversified mix of
LLC                                                        common stocks of large U.S. companies.

GROWTH FUND                                                Seeks long-term capital appreciation by seeking to
Grantham, Mayo,                                            outperform its benchmark. The fund typically makes equity
van Otterloo & Co. LLC                                     investments in U.S. companies whose stocks are included
                                                           in the Russell 1000 Index, or in companies with size and
                                                           growth characteristics similar to those of companies with
                                                           stocks in the Index.

GROWTH OPPORTUNITIES FUND                                  Seeks long-term capital growth by seeking to outperform
Grantham, Mayo,                                            its benchmark, the Russell 2500 Growth Index. The fund
van Otterloo & Co. LLC                                     typically makes equity investments in companies whose
                                                           stocks are included in the Russell 2500 Index, or in
                                                           companies with total market capitalizations similar such
                                                           companies ("small cap companies"). The fund normally
                                                           invests at least 80% of its assets in investments in
                                                           small cap companies.

HEALTH SCIENCES FUND                                       Seeks long-term capital appreciation by normally
T. Rowe Price Associates,                                  investing at least 80% of its net assets (plus any
Inc.                                                       borrowings for investment purposes) in common stocks of
                                                           companies engaged in the research, development,
                                                           production, or distribution of products or services
                                                           related to health care, medicine, or the life sciences
                                                           (collectively, "health sciences").

INCOME & VALUE FUND                                        Seeks the balanced accomplishment of (a) conservation of
Capital Guardian                                           principal and (b) long-term growth of capital and income
Trust Company                                              by investing its assets in both equity and fixed-income
                                                           securities. The subadviser has full discretion to
                                                           determine the allocation between equity and fixed income
                                                           securities.

INTERNATIONAL EQUITY                                       Seeks to track the performance of broad-based equity
INDEX FUND                                                 indices of foreign companies in developed and emerging
SSgA Funds                                                 markets by attempting to track the performance of the
Management, Inc.                                           MSCI All Country World ex-US Index*.

INTERNATIONAL GROWTH FUND                                  Seeks high total return by seeking to outperform its
Grantham, Mayo,                                            benchmark, the S&P/Citigroup Primary Market Index ("PMI")
van Otterloo & Co. LLC                                     Europe, Pacific, Asia Composite ("EPAC") Growth Style
                                                           Index. The fund typically invests in a diversified
                                                           portfolio of equity investments from the world's
                                                           developed markets other than the U.S.

INTERNATIONAL                                              Seeks long-term growth of capital by normally investing
OPPORTUNITIES FUND                                         at least 65% of its assets in common stocks of foreign
Marisco Capital                                            companies selected for their long-term growth potential.
Management, LLC                                            The fund may invest in companies of any size throughout
                                                           the world and normally invests in issuers from at least
                                                           three different countries not including the U.S. It may
                                                           invest in common stocks of companies operating in
                                                           emerging markets.

INTERNATIONAL SMALL CAP                                    Seeks capital appreciation by investing primarily in the
FUND                                                       common stock of companies located outside the U.S. which
Templeton Investment                                       have total stock market capitalization or annual revenues
Counsel, Inc.                                              of $1.5 billion or less ("small company securities").

                              ESTIMATED EXPENSE RATIO
                              BEFORE           AFTER
FUND AND SUBADVISER(S)      FEE WAIVER      FEE WAIVER                    GOAL AND PRINCIPAL STRATEGY
                            ----------      -----------
INTERNATIONAL STOCK FUND                                   Seeks to achieve high total return by  outperforming its
Grantham, Mayo,                                            benchmark, the MSCI EAFE Index.* The fund normally
van Otterloo & Co. LLC                                     invests 80% of its assets in equity securities and
                                                           typically invests in a diversified mix of equity
                                                           investments from developed markets other than the U.S.

INTERNATIONAL VALUE FUND                                   Seeks long-term growth of capital by normally investing
Templeton Investment                                       primarily in equity securities of companies located
Counsel, Inc.                                              outside the U.S., including emerging markets.

INTRINSIC VALUE FUND                                       Seeks long-term capital growth by seeking to outperform
Grantham, Mayo,                                            its benchmark, the Russell 1000 Value Index. The fund
van Otterloo & Co. LLC                                     typically makes equity investments in U.S. companies
                                                           whose stocks are included in the Russell 1000 Index, or
                                                           in companies with size and growth characteristics similar
                                                           to those of companies with stocks in the Index.

LARGE CAP FUND                                             Seeks to maximize total return, consisting of capital
UBS Global Asset                                           appreciation and current income, by normally investing at
Management                                                 least 80% of its net assets (plus borrowings for
                                                           investment purposes, if any) in equity securities of U.S.
                                                           large capitalization companies.

LARGE CAP GROWTH FUND                                      Seeks long-term growth of capital by normally investing
Fidelity Management                                        at least 80% of its net assets (plus any borrowings for
& Research Company                                         investment purposes) in equity securities of companies
                                                           with large market capitalizations.

LARGE CAP VALUE FUND                                       Seeks long-term growth of capital by normally investing,
Mercury Advisors                                           primarily in a diversified portfolio of equity securities
                                                           of large cap companies located in the U.S.

MANAGED FUND                                               Seeks income and long-term capital appreciation by
Grantham, Mayo,                                            investing primarily in a diversified mix of: (a) common
van Otterloo & Co. LLC                                     stocks of large and mid sized U.S. companies; and (b)
and Declaration                                            bonds with an overall intermediate term average
Management                                                 maturity. The fund employs a multi-manager approach with
& Research LLC                                             two subadvisers, each of which employs its own investment
                                                           approach and independently manages its portion of the
                                                           fund's portfolio.

MID CAP CORE FUND                                          Seeks long-term growth of capital by normally investing
AIM Capital                                                at least 80% of its assets in equity securities,
Management, Inc.                                           including convertible securities, of mid-capitalization
                                                           companies.

MID CAP INDEX FUND                                         Seeks to approximate the aggregate total return of a mid
MFC Global Investment                                      cap U.S. domestic equity market index by attempting to
Management (U.S.A.)                                        track the performance of the S&P Mid Cap 400 Index*.
Limited

MID CAP STOCK FUND                                         Seeks long-term growth of capital by normally investing
Wellington Management                                      at least 80% of its net assets (plus any borrowings for
Company, LLP                                               investment purposes) in equity securities of medium-sized
                                                           companies with significant capital appreciation
                                                           potential. The fund tends to invest in companies having
                                                           market capitalizations similar to those of companies
                                                           included in the Russell Mid Cap Index.

                              ESTIMATED EXPENSE RATIO
                              BEFORE           AFTER
FUND AND SUBADVISER(S)      FEE WAIVER      FEE WAIVER                    GOAL AND PRINCIPAL STRATEGY
                            ----------      -----------
MID CAP VALUE FUND                                         Seeks capital appreciation by normally investing at least
Lord, Abbett & Co                                          80% of its net assets (plus any borrowings for investment
                                                           purposes) in mid-sized companies, with market
                                                           capitalizations of roughly $500 million to $10 billion.

NATURAL RESOURCES FUND                                     Seeks long-term total return by normally investing
Wellington Management                                      primarily in equity and equity-related securities of
Company, LLP                                               natural resource-related companies worldwide.

OVERSEAS EQUITY FUND                                       Seeks long-term capital appreciation by normally
Capital Guardian                                           investing at least 80% of its assets in equity securities
Trust Company                                              of companies outside the U.S. in a diversified mix of
                                                           large established and medium-sized foreign companies
                                                           located primarily in developed countries and, to a lesser
                                                           extent, in emerging markets.

PACIFIC RIM FUND                                           Seeks long-term growth of capital by investing in a
MFC Global Investment                                      diversified portfolio comprised primarily of common
Management (U.S.A.)                                        stocks and equity-related securities of corporations
Limited                                                    domiciled in countries in the Pacific Rim region.

QUANTITATIVE ALL CAP FUND                                  Seeks long-term growth of capital by normally investing
MFC Global Investment                                      primarily in equity securities of U.S. companies. The
Management (U.S.A.)                                        fund will generally focus on equity securities of U.S.
Limited                                                    companies across the three market capitalization ranges
                                                           of large, mid and small.

QUANTITATIVE MID CAP FUND                                  Seeks long-term growth of capital by normally investing
MFC Global Investment                                      at least 80% of its total assets (plus any borrowings for
Management (U.S.A.)                                        investment purposes) in U.S. mid-cap stocks, convertible
Limited                                                    preferred stocks, convertible bonds and warrants.

QUANTITATIVE VALUE FUND                                    Seeks long-term capital appreciation by investing
MFC Global Investment                                      primarily in large-cap U.S. securities with the potential
Management (U.S.A.)                                        for long-term growth of capital.
Limited

REAL ESTATE SECURITIES                                     Seeks to achieve a combination of long-term capital
FUND                                                       appreciation and current income by normally investing at
Deutsche Asset Management                                  least 80% of its net assets (plus any borrowings for
Inc.                                                       investment purposes) in equity securities of real estate
                                                           investment trusts ("REITs") and real estate companies.

SCIENCE & TECHNOLOGY FUND                                  Seeks long-term growth of capital by normally investing
T. Rowe Price Associates,                                  at least 80% of its net assets (plus any borrowings for
Inc.                                                       investment purposes) in common stocks of companies
                                                           expected to benefit from the development, advancement,
                                                           and use of science and technology. Current income is
                                                           incidental to the fund's objective.

                              ESTIMATED EXPENSE RATIO
                              BEFORE           AFTER
FUND AND SUBADVISER(S)      FEE WAIVER      FEE WAIVER                   GOAL AND PRINCIPAL STRATEGY
                            ----------      -----------
SMALL CAP FUND                                             Seeks maximum capital appreciation consistent with
Independence Investment                                    reasonable risk to principal by normally investing at
LLC                                                        least 80% of its net assets in equity securities of
                                                           companies whose market capitalizations are under $2
                                                           billion.

SMALL CAP GROWTH FUND                                      Seeks long-term capital appreciation by normally
Wellington Management                                      investing primarily in small-cap companies believed to
Company, LLP                                               offer above average potential for growth in revenues and
                                                           earnings.

SMALL CAP INDEX FUND                                       Seeks to approximate the aggregate total return of a
MFC Global Investment                                      small cap U.S. domestic equity market index by attempting
Management (U.S.A.)                                        to track the performance of the Russell 2000 Index.*
Limited

SMALL CAP OPPORTUNITIES                                    Seeks long-term capital appreciation by normally
FUND                                                       investing at least 80% of its assets in equity securities
Munder Capital Management                                  of companies with market capitalizations within the range
                                                           of the companies in the Russell 2000 Index.

SMALL CAP VALUE FUND                                       Seeks long-term capital appreciation by normally
Wellington Management                                      investing at least 80% of its assets in small-cap
Company, LLP                                               companies that are believed to be undervalued by various
                                                           measures and to offer good prospects for capital
                                                           appreciation.

SMALL COMPANY FUND                                         Seeks long-term capital growth by normally investing
American Century                                           primarily in equity securities of smaller-capitalization
Investment                                                 U.S. companies. The subadviser uses quantitative,
Management, Inc.                                           computer-driven models to construct the fund's portfolio
                                                           of stocks.

SMALL COMPANY GROWTH FUND                                  Seeks long-term growth of capital by normally investing
AIM Capital Management,                                    at least 80% of its assets in securities of
Inc.                                                       small-capitalization companies. The subadviser seeks to
                                                           identify those companies that have strong earnings
                                                           momentum or demonstrate other potential for growth of
                                                           capital.

SMALL COMPANY VALUE FUND                                   Seeks long-term growth of capital by investing primarily
T. Rowe Price Associates,                                  in small companies whose common stocks are believed to be
Inc.                                                       undervalued. The fund will normally invest at least 80%
                                                           of its net assets (plus any borrowings for investment
                                                           purposes) in companies with market capitalizations that
                                                           do not exceed the maximum market capitalization of any
                                                           security in the Russell 2000 Index* at the time of
                                                           purchase.

SPECIAL VALUE FUND                                         Seeks long-term capital growth by normally investing at
Salomon Brothers Asset                                     least 80% of its net assets in common stocks and other
Management Inc                                             equity securities of companies whose market
                                                           capitalizations at the time of investment are no greater
                                                           than the market capitalization of companies in the
                                                           Russell 2000 Value Index.

                              ESTIMATED EXPENSE RATIO
                              BEFORE           AFTER
FUND AND SUBADVISER(S)      FEE WAIVER      FEE WAIVER                    GOAL AND PRINCIPAL STRATEGY
                            ----------      -----------
STRATEGIC OPPORTUNITIES                                    Seeks growth of capital by investing primarily in common
FUND                                                       stocks. Investments may include securities of domestic
Fidelity Management &                                      and foreign issuers, and growth or value stocks or a
Research Company                                           combination of both.

STRATEGIC VALUE FUND                                       Seeks capital appreciation by normally investing at least
Massachusetts Financial                                    65% of its net assets in common stocks and related
Services Company                                           securities of companies which the subadviser believes are
                                                           undervalued in the market relative to their long term
                                                           potential.

TOTAL STOCK MARKET INDEX                                   Seeks to approximate the aggregate total return of a
FUND                                                       broad U.S. domestic equity market index by attempting to
MFC Global Investment                                      track the performance of the Wilshire 5000 Equity Index*
Management (U.S.A.)
Limited

U.S. CORE FUND                                             Seeks to achieve a high total return by outperforming its
Grantham, Mayo,                                            benchmark, the S&P 500 Index. The fund normally invests
van Otterloo & Co. LLC                                     at least 80% of its assets in investments tied
                                                           economically to the U.S. and typically makes equity
                                                           investments in larger capitalized U.S. companies to gain
                                                           broad exposure to the U.S. equity market.

U.S. GLOBAL LEADERS                                        Seeks long-term growth of capital by normally investing
GROWTH FUND                                                primarily in common stocks of "U.S. Global Leaders" as
Sustainable Growth                                         determined by the subadviser.
Advisers, L.P.

U.S. LARGE CAP FUND                                        Seeks long-term growth of capital and income by normally
Capital Guardian                                           investing its assets primarily in equity and
Trust Company                                              equity-related securities of companies with market
                                                           capitalizations greater than $500 million.

U.S. MULTI SECTOR FUND                                     Seeks total return greater than its benchmark, the
Grantham, Mayo,                                            Russell 3000 Index. The fund normally invests in
van Otterloo & Co. LLC                                     securities in the Wilshire 5000 Index, an independently
                                                           maintained index which measures the performance of all
                                                           equity securities (with readily available price data) of
                                                           issuers with headquarters in the U.S. The fund normally
                                                           at lest 80% of its assets in investments tied
                                                           economically to the U.S.

UTILITIES FUND                                             Seeks capital growth and current income (income above
Massachusetts Financial                                    that available from a portfolio invested entirely in
Services Company                                           equity securities) by normally investing at least 80% of
                                                           its net assets (plus any borrowings for investment
                                                           purposes) in equity and debt securities of domestic and
                                                           foreign companies in the utilities industry.

VALUE & RESTRUCTURING FUND                                 Seeks long-term capital appreciation by investing
United States Trust                                        primarily (at least 65% of its assets) in common stocks
Company                                                    of U.S. and, to a lesser extent, foreign companies whose
                                                           share prices, in the opinion of the subadviser, do not
                                                           reflect the economic value of company assets, but where
                                                           the subadviser believes restructuring efforts or industry
                                                           consolidation will serve to highlight true company
                                                           values. The subadviser looks for companies as to which
                                                           restructuring activities, such as consolidations,
                                                           outsourcing, spin-offs or reorganizations (including
                                                           companies that have filed for protection from creditors
                                                           under the U.S. Bankruptcy Code), will offer significant
                                                           value to the issuer and increase its investment potential.

                              ESTIMATED EXPENSE RATIO
                              BEFORE           AFTER
FUND AND SUBADVISER(S)      FEE WAIVER      FEE WAIVER                    GOAL AND PRINCIPAL STRATEGY
                            ----------      -----------
VALUE FUND                                                 Seeks to realize an above-average total return over a
Van Kampen                                                 market cycle of three to five years, consistent with
                                                           reasonable risk, by investing primarily in equity
                                                           securities of companies with capitalizations similar to
                                                           the market capitalizations of companies in the Russell
                                                           Midcap Value Index.

VISTA FUND                                                 Seeks long-term capital growth by normally investing in
American Century                                           common stocks of U.S. and foreign companies that are
Investment                                                 medium-sized and smaller at the time of purchase. The
Management, Inc.                                           fund also may invest in domestic and foreign preferred
                                                           stocks, convertible debt securities, equity-equivalent
                                                           securities, non-leveraged futures contracts and options,
                                                           notes, bonds and other debt securities. The subadviser
                                                           looks for stocks of medium-sized and smaller companies it
                                                           believes will increase in value over time, using a
                                                           proprietary investment strategy.

EQUITY UNDERLYING FUNDS - JOHN HANCOCK FUNDS III

                              ESTIMATED EXPENSE RATIO
                               BEFORE          AFTER
FUND AND SUBADVISER         FEE WAIVER      FEE WAIVER                      GOAL AND PRINCIPAL STRATEGY
                            ----------      -----------
ACTIVE VALUE FUND                                          Seeks long-term capital growth by seeking to outperform
Grantham, Mayo,                                            its benchmark, the Russell 1000 Value Index.* The fund
van Otterloo & Co. LLC                                     typically makes equity investments in U.S. companies
                                                           whose stocks are included in the Russell 1000 Index, or
                                                           in companies with size and value characteristics similar
                                                           to those of companies with stocks in the Index.

GLOBAL FUND                                                Seeks to achieve high total return by seeking to
Grantham, Mayo,                                            outperform its benchmark, the S&P/Citigroup Primary
van Otterloo & Co. LLC                                     Market Index ("PMI") World Growth Index. The fund
                                                           typically invests in a diversified portfolio of equity
                                                           investments from the world's developed markets.

GROWTH FUND                                                Seeks long-term capital growth by seeking to outperform
Grantham, Mayo,                                            its benchmark, the Russell 1000 Growth Index. The fund
van Otterloo & Co. LLC                                     typically makes equity investments in U.S. companies
                                                           whose stocks are included in the Russell 1000 Index, or
                                                           in companies with size and growth characteristics similar
                                                           to those of companies with stocks in the Index.

GROWTH OPPORTUNITIES FUND                                  Seeks long-term capital growth by seeking to outperform
Grantham, Mayo,                                            its benchmark, the Russell 2500 Growth Index. The fund
van Otterloo & Co. LLC                                     typically makes equity investments in companies whose
                                                           stocks are included in the Russell 2500 Index, or in
                                                           companies with total market capitalizations similar such
                                                           companies ("small cap companies"). The fund normally
                                                           invests at least 80% of its assets in investments in
                                                           small cap companies.

INTERNATIONAL CORE FUND                                    Seeks to achieve high total return by seeking to
Grantham, Mayo,                                            outperform its benchmark, the MSCI EAFE Index. The fund
van Otterloo & Co. LLC                                     normally invests 80% of its assets in equity securities
                                                           and typically invests in a diversified mix of equity
                                                           investments from developed markets outside the U.S.

INTERNATIONAL GROWTH FUND                                  Seeks to achieve high total return by seeking to
Grantham, Mayo,                                            outperform its benchmark, the S&P/Citigroup Primary
van Otterloo & Co. LLC                                     Market Index ("PMI") Europe, Pacific, Asia Composite
                                                           ("EPAC") Growth Style Index.* The fund typically invests
                                                           in a diversified mix of equity investments from developed
                                                           markets outside the U.S.

                              ESTIMATED EXPENSE RATIO
                              BEFORE           AFTER
FUND AND SUBADVISER         FEE WAIVER      FEE WAIVER                    GOAL AND PRINCIPAL STRATEGY
                            ----------      -----------
INTRINSIC VALUE FUND                                       Seeks long-term capital growth by seeking to outperform
Grantham, Mayo,                                            its benchmark, the Russell 1000 Value Index. The fund
van Otterloo & Co. LLC                                     typically makes equity investments in U.S. companies
                                                           whose stocks are included in the Russell 1000 Index, or
                                                           in companies with size and growth characteristics similar
                                                           to those of companies with stocks in the Index.

U.S. CORE FUND                                             Seeks to achieve a high total return by outperforming its
Grantham, Mayo,                                            benchmark, the S&P 500 Index. The fund normally invests
van Otterloo & Co. LLC                                     at least 80% of its assets in investments tied
                                                           economically to the U.S. and typically makes equity
                                                           investments in larger capitalized U.S. companies to gain
                                                           broad exposure to the U.S. equity market.

U.S. QUALITY EQUITY FUND                                   Seeks to achieve a high total return by outperforming its
Grantham, Mayo,                                            benchmark, the S&P 500 Index. The fund normally invests
van Otterloo & Co. LLC                                     at least 80% of its assets in investments tied
                                                           economically to the U.S. and typically makes equity
                                                           investments in larger capitalized U.S. companies to gain
                                                           broad exposure to the U.S. equity market. The fund
                                                           typically holds between 40 and 80 stocks.

VALUE OPPORTUNITIES FUND                                   Seeks long-term capital growth by seeking to outperform
Grantham, Mayo,                                            its benchmark, the Russell 2500 Value Index. The fund
van Otterloo & Co. LLC                                     typically makes equity investments in companies whose
                                                           stocks are included in the Russell 2500 Index, or in
                                                           companies with total market capitalizations similar such
                                                           companies ("small cap companies"). The fund normally
                                                           invests at least 80% of its assets in securities of small
                                                           cap companies.

---------------
*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex US Index" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the index funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the funds.

FUND DETAILS

BUSINESS STRUCTURE

The diagram below shows the basic business structure used by John Hancock Funds
II. The Board of Trustees of John Hancock Funds II oversees its business activities and retains the services of the various firms that carry out the operations of the funds.

The Trustees have the power to change the respective investment goal of each of the Lifestyle Portfolios without shareholder approval.

MANAGEMENT FEES The Fund pays the Adviser a fee for each Lifestyle Portfolio. The fee is stated as an annual percentage of the current value of the aggregate assets of all the Lifestyle Portfolios (together with the assets of all the Lifestyle Trusts of John Hancock Trust) determined in accordance with the following schedule and that rate is applied to the assets of each fund.

                             MANAGEMENT FEE SCHEDULE

                                                  FIRST       EXCESS OVER
                                              $7.5 BILLION    $7.5 BILLION
Aggregate Assets of Lifestyle Portfolios
and JHT Lifestyle Trusts                         0.050%          0.040%

[DIAGRAM]

Shareholders

Financial Services firms and their representatives

      Advise current and prospective shareholders on their fund investments, often in the context of an overall financial plan.

Distribution and shareholder services

Principal distributor

      John Hancock Funds, LLC

      Markets the funds distributes shares through selling brokers, financial planners and other financial representatives.

Transfer agent

      John Hancock Signature Services, Inc.

      Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

Asset management

Custodian

      State Street Bank and Trust Company
      225 Franklin Street
      Boston, Massachusetts 02110

      Holds the funds' assets, settles all portfolio trades and collects most of the valuation data required for calculating each fund's NAV.

Investment adviser

      John Hancock Investment Management Services, LLC
      601 Congress Street
      Boston, Massachusetts 02210

      Manages the funds' business and investment activities.

Subadviser

      MFC Global Investment Management (U.S.A.) Limited

      200 Bloor Street East
      Toronto, Ontario, Canada M4W 1E5

      Provides portfolio management to the funds.

Subadviser consultant

      Deutsche Asset Management, Inc.
      345 Park Avenue
      New York, New York 10154

      Provides assets allocation consulting services to the subadviser.

Trustees

      Oversee the funds' activities.

[END OF DIAGRAM]

SUBADVISER

MFC Global (U.S.A.) is the subadviser to each of the Lifestyle Portfolios. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly-owned subsidiary of MFC.

DeAM provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Lifestyle Portfolios. DeAM provides investment advisory services to retail and institutional clients. DeAM is a wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

The subadviser is compensated by the Adviser, and not by any of the Lifestyle Portfolios. Similarly, DeAM is compensated by the subadviser, and not by any of the Lifestyle Portfolios.

Pursuant to an order received from the SEC, the Adviser is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, the Fund is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

PORTFOLIO MANAGER

Steve Orlich is the portfolio manager for each Lifestyle Portfolio. He joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation. The Fund's Statement of Additional Information includes additional information about Mr. Orlich's compensation, the accounts he manages other than the Lifestyle Portfolios and his ownership of shares of the funds, if any.

FINANCIAL HIGHLIGHTS

These tables detail the performance of each Lifestyle Portfolio's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

John Hancock Funds II commenced operations on October __, 2005, after a reorganization in which it succeeded to the operations of Series I shares of separate portfolios of John Hancock Trust ("JHT"). For each of the Lifestyle Portfolios, financial highlights are presented below for the Series I shares of the predecessor portfolio of JHT (from inception of the Series I shares through December 31 of each fiscal period shown).

[TO BE INSERTED BY AMENDMENT]

[BACK COVER]

FOR MORE INFORMATION

The following documents are available that offer further information on John Hancock Funds II:

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

The annual and semi-annual reports to shareholders of John Hancock Trust ("JHT") include, with respect to the predecessor JHT portfolios of the Lifestyle Portfolios, financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI of John Hancock Funds II contains more detailed information on all aspects of the Lifestyle Portfolios, including a summary of the policy of John Hancock Funds II regarding disclosure of the funds' portfolio holdings. The current SAI has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus.

TO REQUEST A FREE COPY OF THE CURRENT ANNUAL/SEMI-ANNUAL REPORTS OF JHT OR THE SAI OF JOHN HANCOCK FUNDS II, PLEASE CONTACT JOHN HANCOCK:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

By EASI-Line: 1-800-338-8080

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

OR YOU MAY VIEW OR OBTAIN THESE DOCUMENTS AND OTHER INFORMATION ABOUT THE FUND FROM THE SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-______.

[JOHN HANCOCK FUNDS II LOGO]

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION WITH RESPECT TO THESE SECURITIES IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

        SUBJECT TO COMPLETION: PRELIMINARY PROSPECTUS DATED JUNE 30, 2005

               __________________________________________________

JOHN HANCOCK FUNDS II

PROSPECTUS DATED _________, 2005

THE LIFESTYLE PORTFOLIOS

      --Lifestyle Aggressive Portfolio

      --Lifestyle Growth Portfolio

      --Lifestyle Balanced Portfolio

      --Lifestyle Moderate Portfolio

      --Lifestyle Conservative Portfolio

CLASS 1 AND CLASS 3 SHARES

[JOHN HANCOCK FUNDS II LOGO]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

CONTENTS

                                                                            PAGE
OVERVIEW
THE LIFESTYLE PORTFOLIOS
       Lifestyle Aggressive Portfolio
       Lifestyle Growth Portfolio
       Lifestyle Balanced Portfolio
       Lifestyle Moderate Portfolio
       Lifestyle Conservative Portfolio
YOUR ACCOUNT
       Class 1 and Class 3 shares
       Transaction policies
       Disruptive short-term trading
       Dividends and account policies
INFORMATION ABOUT THE UNDERLYING FUNDS
       Risks of investing in underlying funds
       Description of underlying funds
FUND DETAILS
       Business structure
       Financial highlights
FOR MORE INFORMATION                                                     Back Cover

OVERVIEW

JOHN HANCOCK FUNDS II

- THE LIFESTYLE PORTFOLIOS

This prospectus provides information about the five Lifestyle Portfolios which are funds of John Hancock Funds II (sometimes referred to as the "Fund"). Each of the Lifestyle Portfolios is a "fund of funds" which currently invests in a number of other funds of John Hancock Funds II as well as in funds of John Hancock Funds III and may in the future also invest in other funds for which the Fund's investment adviser or any of its affiliates serves as investment adviser ("underlying funds"). The Lifestyle Portfolios seek to provide a variety of comprehensive investment programs designed for differing investment orientations by means of selected investment allocations among the underlying funds.

This prospectus relates to the Class 1 and Class 3 shares of the Lifestyle Portfolios.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

INVESTMENT MANAGEMENT

John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to John Hancock Funds II and each of the Lifestyle Portfolios as well as to John Hancock Funds III. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. The Adviser administers the business and affairs of John Hancock Funds II and retains and compensates an investment subadviser to manage the assets of the Lifestyle Portfolios. The Adviser and the subadviser to the Lifestyle Portfolios are registered as investment advisers under the Investment Advisers Act of 1940.

FUND INFORMATION KEY

Concise descriptions of each of the Lifestyle Portfolios are set forth below. Each description provides the following information:

[GRAPHIC]

GOAL AND STRATEGY

The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC]

PAST PERFORMANCE

The fund's total return, measured year-by-year and over time.

[GRAPHIC]

MAIN RISKS

The major risk factors associated with the fund.

[GRAPHIC]

YOUR EXPENSES

The overall costs borne by an investor in the fund, including annual expenses.

THE LIFESTYLE PORTFOLIOS

There are five Lifestyle Portfolios: Aggressive, Growth, Balanced, Moderate and Conservative. Each Lifestyle Portfolio is a "fund of funds" which invests in a number of other funds of John Hancock Funds II as well as funds of John Hancock Funds III ("underlying funds").

Because investors have different investment goals, risk tolerances, investment time horizons and financial circumstances, the Lifestyle Portfolios offer five distinct, comprehensive investment programs designed for differing investment orientations. Each Lifestyle Portfolio has a target percentage allocation between the two kinds of underlying funds: those that invest primarily in equity securities ("equity funds") and those that invest primarily in fixed-income securities ("fixed-income funds").

                                                                             TARGET ALLOCATION AMONG
LIFESTYLE          INVESTMENT                                                   UNDERLYING FUNDS:
PORTFOLIO          OBJECTIVE                                          EQUITY FUNDS        FIXED-INCOME FUNDS
                                                                      ------------        ------------------
Aggressive         Long-term growth of capital. Current income is
                   not a consideration.                                    100%                --
Growth             Long-term growth of capital. Current income is
                   also a consideration.                                    80%                20%
Balanced           A balance between a high level of current income
                   and growth of capital, with a greater emphasis
                   on growth of capital.                                    60%                40%
Moderate           A balance between a high level of current income
                   and growth of capital, with a greater emphasis
                   on income.                                               40%                60%
Conservative       A high level of current income with some
                   consideration given to growth of capital.                20%                80%

The Lifestyle Portfolios offer a number of share classes which have different expense and distribution or shareholder services arrangements. Each Lifestyle Portfolio, however, invests only in Class I shares of the underlying funds. Class I shares are sold without any sales charge and are not subject to distribution or Rule 12b-1 fees.

The subadviser to a Lifestyle Portfolio may rebalance the fund's allocations among underlying funds from time to time. The investment performance of the Lifestyle Portfolio will reflect both the allocation decisions made by its subadviser and the investment decisions with respect to portfolio securities made by the subadvisers to the underlying funds in which the Lifestyle Portfolio invests. Each Lifestyle Portfolio bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

UNDERLYING FUNDS For a brief description of each underlying fund and its categorization as an equity or a fixed-income fund, see p. __.

Because the Lifestyle Portfolios invest principally in shares of underlying funds, each is considered "non-diversified." Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial markets' assessment, of a company whose securities are held by the fund. This risk is greatly reduced in the case of the Lifestyle Portfolios since the underlying funds in which they invest have diverse holdings.

SUBADVISER AND CONSULTANT MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)") is the subadviser to the Lifestyle Portfolios and formulates a continuous investment program for each consistent with its investment goal and strategies.

Deutsche Asset Management, Inc. ("DeAM") provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Lifestyle Portfolios.

LIFESTYLE AGGRESSIVE PORTFOLIO

SUBADVISER: MFC Global (U.S.A.)

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. Current income is not a consideration. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 100% of its assets in underlying funds which invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity funds, the fund may have an equity/fixed-income fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows, for Class 1 shares, how the fund's total return has varied from year to year, while the table shows performance of Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the Series I shares of the fund's predecessor John Hancock Trust ("JHT") portfolio. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q2 '03, 18.07%
Worst Quarter: Q3 '02, -18.84%

INDEX (reflects no fees or taxes)

S&P 500 INDEX -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1997         1998        1999       2000        2001        2002       2003        2004
10.9%        4.9%        14.6%      -5.1%      -13.7%      -20.7%      34.9%       16.1%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                                                                                  SINCE
                                                                1 YEAR        5 YEARS           INCEPTION
Class 1                                                         16.06%         0.30%              3.84%
Class 3(b)                                                      16.06%         0.30%              3.84%
S&P 500 Index                                                   10.87%        -2.30%              7.98%

----------
(a) The Series I shares of the predecessor JHT portfolio commenced operations on May 7, 1997. For periods prior to October __, 2005, the performance shown reflects the performance of the Series I shares of the predecessor portfolio.

(b) This share class has higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests primarily in underlying funds which invest in equity securities, including foreign securities.

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds - Risks of Investing in Underlying Funds."

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES (a)                                             CLASS 1            CLASS 3
Management fee
Distribution and service (12b-1) fees                                      0.05%              0.55%
Other expenses
Total fund operating expenses

----------
(a) Based on estimated amounts for the current fiscal year. The table does not include the expenses of the Class I shares of the underlying funds in which the fund invests and which are borne indirectly by the fund's shareholders. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds and the total annual fund operating expenses of the underlying funds, will vary with changes in allocations and underlying fund expenses and will reflect any contractual fee waivers and reimbursements for the underlying funds that may be in effect. The expense ratios of the underlying funds range from __% to __%. For the expense ratio of each of the underlying funds, see "Information About the Underlying Funds - Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES       YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class 1
Class 3

FUND CODES

CLASS 1        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

LIFESTYLE GROWTH PORTFOLIO

SUBADVISER: MFC Global (U.S.A.)

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. Current income is also a consideration. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 80% of its assets in underlying funds which invest primarily in equity securities and approximately 20% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of assets in equity funds and 20% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 90%/10% or 70%/30%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows, for Class 1 shares, how the fund's total return has varied from year to year, while the table shows performance of Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the Series I shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q2 '03, 14.90%
Worst Quarter: Q3 '02, -14.50%

INDEXES (reflect no fees or taxes)

S&P 500 INDEX -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

LEHMAN BROTHERS AGGREGATE BOND INDEX -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

COMBINED INDEX -- consists of 80% of the S&P 500 Index and 20% of the Lehman Brothers Aggregate Bond Index.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1997         1998        1999       2000        2001        2002       2003        2004
13.8%        6.2%        16.6%      -3.1%       -9.0%      -15.8%      29.6%       14.6%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                                                                                  SINCE
                                                                1 YEAR        5 YEARS           INCEPTION
Class 1                                                         14.57%          1.90%             5.62%
Class 3 (b)                                                     14.57%          1.90%             5.62%
S&P 500 Index                                                   10.87%         -2.30%             7.98%
Lehman Brothers Aggregate Bond Index                             4.34%          7.71%             6.97%
Combined Index                                                   9.59%         -0.12%             8.05%

----------
(a) The Series I shares of the predecessor JHT portfolio commenced operations on May 7, 1997. For periods prior to October __, 2005, the performance shown reflects the performance of the Series I shares of the predecessor portfolio.

(b) This share class has higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in equity securities and fixed-income securities, including foreign securities.

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the underlying funds' portfolios could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated bonds involve more credit risk. When interest rates rise, bond prices generally fall.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds - Risks of Investing in Underlying Funds."

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


ANNUAL OPERATING EXPENSES (a)                  CLASS 1            CLASS 3
Management fee
Distribution and service (12b-1) fees          0.05%              0.55%
Other expenses
Total fund operating expenses

----------
(a) Based on estimated amounts for the current fiscal year. The table does not include the expenses of the Class I shares of the underlying funds in which the fund invests and which are borne indirectly by the fund's shareholders. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds and the total annual fund operating expenses of the underlying funds, will vary with changes in allocations and underlying fund expenses and will reflect any contractual fee waivers and reimbursements for the underlying funds that may be in effect. The expense ratios of the underlying funds range from __% to __%. For the expense ratio of each of the underlying funds, see "Information About the Underlying Funds - Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES        YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class 1
Class 3

FUND CODES

CLASS 1        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

LIFESTYLE BALANCED PORTFOLIO

SUBADVISER: MFC Global (U.S.A.)

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 60% of its assets in underlying funds which invest primarily in equity securities and approximately 40% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 60% of assets in equity funds and 40% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 70%/30% or 50%/50%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows, for Class 1 shares, how the fund's total return has varied from year to year, while the table shows performance of Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the Series I shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q2 '03, 11.64%
Worst Quarter: Q3 '98, -10.36%

INDEXES (reflect no fees or taxes)

S&P 500 INDEX -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

LEHMAN BROTHERS AGGREGATE BOND INDEX -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

COMBINED INDEX -- consists of 60% of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1997         1998        1999       2000        2001        2002       2003        2004
14.1%         5.7%       12.4%      2.5%       -4.7%       -10.0%      24.0%       13.5%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                                                                                  SINCE
                                                                1 YEAR        5 YEARS           INCEPTION
Class 1                                                         13.49%          4.29%             6.65%
Class 3 (b)                                                     13.49%          4.29%             6.65%
S&P 500 Index                                                   10.87%         -2.30%             7.98%
Lehman Brothers Aggregate Bond Index                             4.34%          7.71%             6.97%
Combined Index                                                   8.29%          1.98%             7.98%

----------
(a) The Series I shares of the predecessor JHT portfolio commenced operations on May 7, 1997. For periods prior to October __, 2005, the performance shown reflects the performance of the Series I shares of the predecessor portfolio.

(b) This share class has higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in equity securities and fixed-income securities, including foreign securities.

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the underlying funds' portfolios could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated bonds involve more credit risk. When interest rates rise, bond prices generally fall.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds - Risks of Investing in Underlying Funds."

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES (a)                                             CLASS 1            CLASS 3
Management fee
Distribution and service (12b-1) fees                                      0.05%              0.55%
Other expenses
Total fund operating expenses

----------
(a) Based on estimated amounts for the current fiscal year. The table does not include the expenses of the Class I shares of the underlying funds in which the fund invests and which are borne indirectly by the fund's shareholders. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds and the total annual fund operating expenses of the underlying funds, will vary with changes in allocations and underlying fund expenses and will reflect any contractual fee waivers and reimbursements for the underlying funds that may be in effect. The expense ratios of the underlying funds range from __% to __%. For the expense ratio of each of the underlying funds, see "Information About the Underlying Funds - Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES        YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class 1
Class 3

FUND CODES

CLASS 1        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

LIFESTYLE MODERATE PORTFOLIO

SUBADVISER: MFC Global (U.S.A.)

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 40% of its assets in underlying funds which invest primarily in equity securities and approximately 60% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity funds and 60% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 50/50% or 30%/70%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows, for Class 1 shares, how the fund's total return has varied from year to year, while the table shows performance of Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the Series I shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q2 '03, 8.71%
Worst Quarter: Q3 '02, -5.57%

INDEXES (reflect no fees or taxes)

S&P 500 INDEX -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

LEHMAN BROTHERS AGGREGATE BOND INDEX -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

COMBINED INDEX -- consists of 40% of the S&P 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1997         1998        1999       2000        2001        2002       2003        2004
13.7%        9.8%        7.9%       4.3%        -1.1%      -4.1%       17.8%       11.0%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                                                                                  SINCE
                                                                1 YEAR        5 YEARS           INCEPTION
Class 1                                                         11.04%          5.29%             7.21%
Class 3 (b)                                                     11.04%          5.29%             7.21%
S&P 500 Index                                                   10.87%         -2.30%             7.98%
Lehman Brothers Aggregate Bond Index                             4.34%          7.71%             6.97%
Combined Index                                                   6.99%          3.99%             7.77%

----------
(a) The Series I shares of the predecessor JHT portfolio commenced operations on May 7, 1997. For periods prior to October __, 2005, the performance shown reflects the performance of the Series I shares of the predecessor portfolio.

(b) This share class has higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities.

      - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the underlying funds, the more sensitive the fund is to interest rate risk.

      - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the underlying funds may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

      - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds - Risks of Investing in Underlying Funds."

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES (a)                                             CLASS 1            CLASS 3
Management fee
Distribution and service (12b-1) fees                                      0.05%              0.55%
Other expenses
Total fund operating expenses

----------
(a) Based on estimated amounts for the current fiscal year. The table does not include the expenses of the Class I shares of the underlying funds in which the fund invests and which are borne indirectly by the fund's shareholders. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds and the total annual fund operating expenses of the underlying funds, will vary with changes in allocations and underlying fund expenses and will reflect any contractual fee waivers and reimbursements for the underlying funds that may be in effect. The expense ratios of the underlying funds range from __% to __%. For the expense ratio of each of the underlying funds, see "Information About the Underlying Funds - Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES            YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class 1
Class 3

FUND CODES

CLASS 1        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

LIFESTYLE CONSERVATIVE PORTFOLIO

SUBADVISER: MFC Global (U.S.A.)

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 20% of its assets in underlying funds which invest primarily in equity securities and approximately 80% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its investment allocation of approximately 20% of assets in equity funds and 80% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 30/70% or 10%/90%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows, for Class 1 shares, how the fund's total return has varied from year to year, while the table shows performance of Class 1 and Class 3 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the Series I shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS 1, TOTAL RETURNS

Best Quarter: Q4 `02, 6.12%
Worst Quarter: Q2 `04, -2.08%

INDEXES (reflect no fees or taxes)

S&P 500 INDEX -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

LEHMAN BROTHERS AGGREGATE BOND INDEX -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

COMBINED INDEX -- consists of 20% of the S&P 500 Index and 80% of the Lehman Brothers Aggregate Bond Index.

CLASS 1 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1997         1998        1999       2000        2001        2002       2003        2004
12.2%        10.2%       4.2%       7.6%        3.3%        1.8%       11.5%       8.6%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                                                                                  SINCE
                                                                1 YEAR        5 YEARS           INCEPTION
Class 1                                                          8.59%          6.48%             7.37%
Class 3 (b)                                                      8.59%          6.48%             7.37%
S&P 500 Index                                                   10.87%         -2.30%             7.98%
Lehman Brothers Aggregate Bond Index                             4.34%          7.71%             6.97%
Combined Index                                                   5.67%          5.90%             7.43%

----------
(a) The Series I shares of the predecessor JHT portfolio commenced operations on May 7, 1997. For periods prior to October __, 2005, the performance shown reflects the performance of the Series I shares of the predecessor portfolio.

(b) This share class has higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities.

      - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the underlying funds, the more sensitive the fund is to interest rate risk.

      - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the underlying fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

      - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds - Risks of Investing in Underlying Funds."

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES (a)                       CLASS 1            CLASS 3
Management fee
Distribution and service (12b-1) fees                0.05%              0.55%
Other expenses
Total fund operating expenses

----------
(a) Based on estimated amounts for the current fiscal year. The table does not include the expenses of the Class I shares of the underlying funds in which the fund invests and which are borne indirectly by the fund's shareholders. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds and the total annual fund operating expenses of the underlying funds, will vary with changes in allocations and underlying fund expenses and will reflect any contractual fee waivers and reimbursements for the underlying funds that may be in effect. The expense ratios of the underlying funds range from __% to __%. For the expense ratio of each of the underlying funds, see "Information About the Underlying Funds - Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES       YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class 1
Class 3

FUND CODES

CLASS 1        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

YOUR ACCOUNT

CLASS 1 AND CLASS 3 SHARES

The Class 1 and Class 3 shares of the Lifestyle Portfolios are sold without any front-end or deferred sales charges. Each share class has a Rule 12b-1 plan that allows it to pay fees for the sale and distribution of its shares and for shareholder and administrative services.

CLASS 1

- Distribution and service (12b-1) fees of 0.05%.

Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans.

The performance and expenses information included in this prospectus does not reflect fees and expenses of any group annuity contract which may use the Fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

CLASS 3

- Distribution and service (12b-1) fees of 0.55%.

Class 3 shares are sold only to qualified retirement plans that have entered into an agreement with John Hancock Distributors LLC for a program of qualified plan services called John Hancock Retirement Select.

The performance and expenses information included in this prospectus does not reflect fees and expenses of any qualified plan which may use the Fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

12b-1 fees. Rule 12b-1 fees will be paid to the Fund's distributor, John Hancock Funds, LLC (the "Distributor"), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers, Inc.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer receives a percentage of these sales charges and fees. In addition, the Distributor may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value (NAV) per share for each Lifestyle Portfolio and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). The NAV for each Lifestyle Portfolio is calculated based upon the NAVs of the underlying funds in which it invests. The prospectuses for the underlying funds explain the circumstances under which those funds use fair-value pricing and the effects of doing so.

PURCHASE AND REDEMPTION PRICES When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.

EXECUTION OF REQUESTS Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after receipt of your request in good order.

In unusual circumstances, any fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

DISRUPTIVE SHORT-TERM TRADING

None of the funds is designed for short-term trading since such activity may increase portfolio transaction costs, disrupt management of a fund (affecting a subadviser's ability to effectively manage a fund in accordance with its investment goal and policies) and dilute interest in a fund held for long-term investment. The Board of Trustees of John Hancock Funds II has adopted with respect to the share classes offered by this prospectus the following policy regarding short-term trading in the Fund:

Management of the Fund will monitor purchases and redemptions of Fund shares. If management of the Fund becomes aware of short-term trading that it believes, in its sole discretion, is significantly disrupting (or may potentially significantly disrupt) management of a fund, materially increasing portfolio transaction costs or significantly exposing interests in a fund to dilution ("Disruptive Short-Term Trading"), the Fund may impose restrictions on such trading. For example, the Fund may impose trading restrictions if it observes rapid trading or abnormal trading patterns or large inflows or outflows in one or more portfolios.

Class 1 shares of the Fund are sold primarily to separate accounts of insurance companies pursuant to participation agreements which require the insurance companies to impose trading restrictions on group contract owners if requested by the Fund. In addition, since trading in Class 1 shares is effected through the insurance company separate accounts and not directly through the Fund, the Fund's participation agreements also provide that each insurance company may impose restrictions on transfers in addition to those requested by the Fund.

Currently, Class 3 shares of the Fund are sold directly to qualified retirement plans, and the Fund restricts transfers to two per month per account for these shares. (For purposes of this restriction, all transfers made during the period from the opening of trading each day the net asset value of the shares are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) are considered one transfer.) Shareholders may, however, transfer to the Money Market Fund of John Hancock Trust even if the two transfer per month limit has been reached if 100% of the assets in an account are transferred to the Money Market Fund. If such a transfer to the Money Market Fund is made, for a 30 day period after such transfer, no subsequent transfers from the Money Market Fund to a fund of the Fund may be made. This restriction is applied uniformly to all participants in qualified retirement plans. The Fund also reserves the right to take other actions to restrict trading as noted below.

 Actions that the Fund or the insurance companies may take to restrict Disruptive Short-Term Trading include, but are not limited to:

      -- restricting the number of transfers made during a defined period,

      -- restricting the dollar amount of transfers,

      -- restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and

      -- restricting transfers into and out of certain funds.

The Fund may impose trading restrictions on the insurance companies if it observes that they fail to detect rapid trading or abnormal trading patterns or large inflows or outflows in one or more funds resulting from Disruptive Short-Term Trading.

Investors in the Fund should note that, while the Fund seeks to identify and prevent Disruptive Short-Term Trading, it is not always possible to do so even when trades are limited to a certain number per month. Therefore, no assurance can be given that the Fund will successfully impose restrictions on all Disruptive Short-Term Trading. If the Fund is unsuccessful in restricting Disruptive Short-Term Trading, an affected fund may incur higher brokerage costs, may maintain higher cash levels (limiting its ability to achieve its investment goal and affecting the subadviser's ability to effectively manage the fund) and may be exposed to dilution with respect to interests held for long-term investment.

DISRUPTIVE SHORT-TERM TRADING RISK To the extent that the Fund or its agents are unable to curtail Disruptive Short-Term Trading practices in a fund, these practices may interfere with the efficient management of the portfolios of the fund and its underlying funds, and may result in the fund or an underlying fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the affected fund's operating costs and decrease its investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While Disruptive Short-Term Trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of Disruptive Short-Term Trading. For example:

      - A fund that invests a significant portion of its assets in small-or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as described under "Valuation of shares," entails a greater risk of Disruptive Short-Term Trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

      - A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for Disruptive Short-Term Trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

      - A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as described under "Valuation of shares," entails a greater risk of Disruptive Short-Term Trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in other investment companies, U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

DIVIDENDS AND ACCOUNT POLICIES

DIVIDENDS Dividends from the net investment income and the net capital gain, if any, for each fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of the fund.

ACCOUNT STATEMENTS The Fund will provide account statements and other account information to shareholders as provided in participation agreements with the insurance company and in John Hancock Retirement Select agreements with qualified retirement plans.

FUND SECURITIES The Fund's portfolio securities disclosure policy can be found in the Statement of Additional Information and on the Fund's Web site at www._________. The Fund's Web site also lists fund holdings. Portfolio holding information is posted on the Fund's Web site each month on a one month lag and is available on the Fund's Web site until the Fund files its next Form N-CSR or Form N-Q with the Securities and Exchange

Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the Fund's Web site.

INFORMATION ABOUT THE UNDERLYING FUNDS

RISKS OF INVESTING IN UNDERLYING FUNDS

By owning shares of underlying funds, each of the Lifestyle Portfolios indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies, and in fixed-income securities. Many of the underlying funds also invest in foreign securities. In addition, most of the underlying funds may invest in derivatives.

EQUITY SECURITIES

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an underlying fund could decline if the financial condition of the companies the fund invests in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FIXED-INCOME SECURITIES

Fixed-income securities are generally subject to two principal types of risks:
(a) interest rate risk and (b) credit quality risk.

Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after an underlying fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. Underlying funds that may invest in lower rated fixed-income securities are riskier than funds that may invest in higher rated fixed-income securities. Additional information on the risks of investing in investment grade fixed-income securities in the lowest rating category and lower rated fixed-income securities is set forth below.

INVESTMENT GRADE FIXED-INCOME SECURITIES IN THE LOWEST RATING CATEGORY

Investment grade fixed-income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

LOWER RATED FIXED-INCOME SECURITIES

Lower rated fixed-income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's). The principal risks of investing in these securities are as follows:

General Risks

      - Risk to Principal and Income. Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

      - Price Volatility. The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

      - Liquidity. The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

      - Dependence on Subadviser's Own Credit Analysis. While a subadviser to an underlying fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

Additional Risks Regarding Lower Rated Corporate Fixed-Income Securities

Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional Risks Regarding Lower Rated Foreign Government Fixed-Income
Securities

Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

SMALL AND MEDIUM SIZE COMPANIES

Small or Unseasoned Companies

      - Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than three years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

      - Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

      - Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a fund's investments to decrease if it needs to sell such securities when there are few interested buyers.

      - Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

      - Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies

      - Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

FOREIGN SECURITIES

The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

      - Currency Fluctuations. Investments in foreign securities may cause an underlying fund to lose money when converting investments from foreign currencies into U.S. dollars. A fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the fund could still lose money.

      - Political and Economic Conditions. Investments in foreign securities subject an underlying fund to the political or economic conditions of the foreign country. These conditions could cause fund investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the fund from selling its investment and taking the money out of the country.

      - Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, an underlying fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

      - Nationalization of Assets. Investments in foreign securities subject an underlying fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

      - Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the underlying fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

      - Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for an underlying fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

DERIVATIVES

Most of the underlying funds may use derivatives, which are financial contracts whose values depend upon, or are derived from, the values of underlying assets, reference rates, or indices. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indices. The funds can use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The funds may also use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets, and currencies without the funds' actually having to sell current assets and make new investments. This is generally done because the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. Derivatives are subject to a number of risks, including market risk, liquidity risk, and the credit risk of the counterparty to the derivatives contract. Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the assets, rates, or indices they are designed to hedge or closely track. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The use of derivatives may also increase the amount of taxes payable by shareholders. Many derivative instruments also have documentation risk. Because the contract for each over-the-counter ("OTC") derivative transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for a fund to enforce its contractual rights may lead the fund to decide not to pursue its claims against the counterparty.

DESCRIPTION OF UNDERLYING FUNDS

The Lifestyle Portfolios may invest in any of the underlying funds. The following tables set forth, separately for the fixed-income underlying funds of John Hancock Funds II and the equity underlying funds of each of John Hancock Funds II and John Hancock Funds III: (i) the names of the underlying funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class I shares of the underlying funds for the current fiscal year, both before and after contractual fee waivers that are in place until October __, 2006 and that may be renewed from fiscal year to fiscal year thereafter by the Adviser; and
(iii) brief descriptions of the underlying funds' investment goals and principal strategies. Additional investment practices are described in the Fund's Statement of Additional Information and in the prospectuses for the underlying funds.

FIXED-INCOME UNDERLYING FUNDS - JOHN HANCOCK FUNDS II

                               ESTIMATED EXPENSE RATIO
                               BEFORE          AFTER
FUND AND SUBADVISER(S)       FEE WAIVER      FEE WAIVER    GOAL AND PRINCIPAL STRATEGY
                             ----------      ----------
ACTIVE BOND FUND                                           Seeks income and capital appreciation by investing at
Declaration Management &                                   least 80% of its assets in a diversified mix of debt
Research LLC and                                           securities and instruments.
John Hancock Advisers, LLC

BOND INDEX FUND                                            Seeks to track the performance of the Lehman Brothers
Declaration Management &                                   Aggregate Index (which represents the U.S. investment
Research LLC                                               grade bond market).  The fund normally invests at least
                                                           80% of its assets in securities listed in this Index. The
                                                           fund is an intermediate-term bond fund of high and medium
                                                           credit quality.

CORE BOND FUND                                             Seeks total return consisting of income and capital
Wells Fargo Fund                                           appreciation by normally investing in a broad range of
Management, LLC                                            investment-grade debt securities.  The subadviser invests
                                                           in debt securities that it believes offer attractive
                                                           yields and are undervalued relative to issues of similar
                                                           credit quality and interest rate sensitivity.  From time
                                                           to time, the fund may also invest in unrated bonds
                                                           believed to be comparable to investment-grade debt
                                                           securities. Under normal circumstances, the subadviser
                                                           expects to maintain an overall effective duration range
                                                           between 4 and 5 1/2 years.

GLOBAL BOND FUND                                           Seeks to realize maximum total return, consistent with
Pacific Investment                                         preservation of capital and prudent investment management
Management Company                                         by investing primarily in fixed-income securities
                                                           denominated in major foreign currencies, baskets of
                                                           foreign currencies (such as the ECU) and the U.S. dollar.

HIGH YIELD FUND                                            Seeks to realize an above-average total return over a
Salomon Brothers Asset                                     market cycle of three to five years, consistent with
Management Inc                                             reasonable risk, by investing primarily in high yield
                                                           debt securities, including corporate bonds and other
                                                           fixed-income securities.

INVESTMENT QUALITY BOND                                    Seeks a high level of current income consistent with the
FUND                                                       maintenance of principal and liquidity by investing in a
Wellington Management                                      diversified portfolio of investment grade bonds, focusing
Company, LLP                                               on corporate bonds and U.S. Government bonds with
                                                           intermediate to longer term maturities.  The fund may
                                                           also invest up to 20% of its assets in non-investment
                                                           grade fixed income securities.

                               ESTIMATED EXPENSE RATIO
                               BEFORE          AFTER
FUND AND SUBADVISER(S)       FEE WAIVER      FEE WAIVER    GOAL AND PRINCIPAL STRATEGY
                             ----------      ----------

REAL RETURN BOND FUND                                      Seeks maximum return, consistent with preservation of
Pacific Investment                                         capital and prudent investment management, by normally
Management Company                                         investing at least 80% of its net assets in
                                                           inflation-indexed bonds of varying maturities issued by
                                                           the U.S. and non-U.S. governments and by corporations.

SHORT-TERM BOND FUND                                       Seeks income and capital appreciation by investing at
Declaration Management                                     least 80% of its assets in a diversified mix of debt
& Research LLC                                             securities and instruments.

SPECTRUM INCOME FUND                                       Seeks a high level of current income with moderate share
T. Rowe Price Associates,                                  price fluctuation. The fund diversifies its assets widely
Inc.                                                       among market segments and seeks to maintain broad
                                                           exposure to several markets in an attempt to reduce the
                                                           impact of markets that are declining and to benefit from
                                                           good performance in particular segments over time. The
                                                           fund normally invests in domestic and international
                                                           bonds, income-oriented stocks, short-term securities,
                                                           mortgage-backed securities and U.S. Government
                                                           securities.  The fund may invest in high yield
                                                           fixed-income securities (commonly known as "junk bonds").

STRATEGIC BOND FUND                                        Seeks a high level of total return consistent with
Salomon Brothers Asset                                     preservation of capital by giving its subadviser broad
Management Inc                                             discretion to deploy the fund's assets among certain
                                                           segments of the fixed income market in the manner the
                                                           subadviser believes will best contribute to achieving the
                                                           fund's investment goal.

STRATEGIC INCOME FUND                                      Seeks a high level of current income by normally
John Hancock Advisers, LLC                                 investing primarily in: foreign government and corporate
                                                           debt securities from developed and emerging markets; U.S.
                                                           Government and agency securities; and U.S. high yield
                                                           bonds.

TOTAL RETURN FUND                                          Seeks to realize maximum total return, consistent with
Pacific Investment                                         preservation of capital and prudent investment
Management Company                                         management, by normally investing at least 65% of its
                                                           assets in a diversified portfolio of fixed income
                                                           securities of varying maturities.  The average portfolio
                                                           duration will normally vary within a three- to six-year
                                                           time frame based on the subadviser's forecast for
                                                           interest rates.

U.S. GOVERNMENT                                            Seeks a high level of current income, consistent with
SECURITIES FUND                                            preservation of capital and maintenance of liquidity, by
Salomon Brothers Asset                                     investing in debt obligations and mortgage-backed
Management Inc                                             securities issued or guaranteed by the U.S. Government,
                                                           its agencies or instrumentalities and derivative
                                                           securities such as collateralized mortgage obligations
                                                           backed by such securities.

U.S. HIGH YIELD BOND FUND                                  Seeks total return with a high level of current income
Wells Fargo Fund                                           by  normally investing primarily in below
Management, LLC                                            investment-grade debt securities (commonly known as "junk
                                                           bonds" or high yield securities).  The fund also invests
                                                           in corporate debt securities and may buy preferred and
                                                           other convertible securities and bank loans.

EQUITY UNDERLYING FUNDS - JOHN HANCOCK FUNDS II

                               ESTIMATED EXPENSE RATIO
                               BEFORE          AFTER
FUND AND SUBADVISER(S)       FEE WAIVER      FEE WAIVER    GOAL AND PRINCIPAL STRATEGY
                             ----------      ----------
500 INDEX FUND                                             Seeks to approximate the aggregate total return of a
MFC Global Investment                                      broad U.S. domestic equity market index by attempting to
Management (U.S.A.)                                        track the performance of the S&P 500 Composite Stock
Limited                                                    Price Index*.

ALL CAP CORE FUND                                          Seeks long-term growth of capital by investing primarily
Deutsche Asset Management                                  in common stocks and other equity securities within all
Inc.                                                       asset classes (small, mid and large cap), primarily those
                                                           within the Russell 3000 Index

ALL CAP GROWTH FUND                                        Seeks long-term capital appreciation by normally
AIM Capital Management,                                    investing the its assets principally in common stocks of
Inc.                                                       companies that are likely to benefit from new or
                                                           innovative products, services or processes, as well as
                                                           those that have experienced above average, long-term
                                                           growth in earnings and have excellent prospects for
                                                           future growth.

ALL CAP VALUE                                              Seeks capital appreciation by investing in equity
Lord, Abbett & Co                                          securities of U.S. and multinational companies in all
                                                           capitalization ranges that the subadviser believes are
                                                           undervalued.

BLUE CHIP GROWTH FUND                                      Seeks to achieve long-term growth of capital (current
T. Rowe Price Associates,                                  income is a secondary objective) by normally investing at
Inc.                                                       least 80% of its  total assets in the common stocks of
                                                           large and medium-sized blue chip growth companies.  Many
                                                           of the stocks in the portfolio are expected to pay
                                                           dividends.

CAPITAL APPRECIATION FUND                                  Seeks long-term capital growth by investing at least 65%
Jennison Associates LLC                                    of its total assets in equity-related securities of
                                                           companies that exceed $1 billion in market capitalization
                                                           and that the subadviser believes have above-average
                                                           growth prospects.  These companies are generally
                                                           medium-to-large capitalization companies.

CORE EQUITY FUND                                           Seeks long-term capital growth by normally investing
Legg Mason Funds                                           primarily in equity securities that, in the subadviser's
Management, Inc.                                           opinion, offer the potential for capital growth.  The
                                                           subadviser seeks to purchase securities at large
                                                           discounts to the subadviser' s assessment of their
                                                           intrinsic value.

DYNAMIC GROWTH FUND                                        Seeks long-term growth of capital by investing in stocks
Deutsche Asset                                             and other equity securities of medium-sized U.S.
Management Inc.                                            companies with strong growth potential.

EMERGING GROWTH FUND                                       Seeks superior long-term rates of return through capital
MFC Global Investment                                      appreciation by normally investing primarily in high
Management (U.S.A.)                                        quality securities and convertible instruments of
Limited                                                    small-cap U.S. companies.

EMERGING SMALL COMPANY                                     Seeks long-term growth of capital by normally investing
FUND                                                       at least 80% of its net assets (plus any borrowings for
Franklin Advisers, Inc.                                    investment purposes) in common stock equity securities of
                                                           companies with market capitalizations that approximately
                                                           match the range of capitalization of the Russell 2000
                                                           Growth Index* ("small cap stocks") at the time of
                                                           purchase.

                               ESTIMATED EXPENSE RATIO
                               BEFORE          AFTER
FUND AND SUBADVISER(S)       FEE WAIVER      FEE WAIVER    GOAL AND PRINCIPAL STRATEGY
                             ----------      ----------
EQUITY-INCOME FUND                                         Seeks to provide substantial dividend income and also
T. Rowe Price                                              long-term capital appreciation by investing primarily in
Associates, Inc.                                           dividend-paying common stocks, particularly of
                                                           established companies with favorable prospects for both
                                                           increasing dividends and capital appreciation.

FINANCIAL SERVICES FUND                                    Seeks growth of capital by normally investing at least
Davis Advisors                                             80% of the its net assets (plus any borrowings for
                                                           investment purposes) in companies principally engaged in
                                                           financial services.  A company is "principally engaged"
                                                           in financial services if it owns financial
                                                           services-related assets constituting at least 50% of the
                                                           value of its total assets, or if at least 50% of its
                                                           revenues are derived from its provision of financial
                                                           services.

FUNDAMENTAL VALUE FUND                                     Seeks growth of capital by normally investing primarily
Davis Advisors                                             in common stocks of U.S. companies with market
                                                           capitalizations of at least $5 billion that the
                                                           subadviser believes are undervalued.  The fund may also
                                                           invest in U.S. companies with smaller capitalizations.

GLOBAL ALLOCATION FUND                                     Seeks total return, consisting of long-term capital
UBS Global Asset                                           appreciation and current income, by investing in equity
Management                                                 and fixed income securities of issuers located within and
                                                           outside the U.S.

GLOBAL FUND                                                Seeks long-term capital appreciation by normally
Templeton Global Advisors                                  investing at least 80% of its net assets (plus any
Limited                                                    borrowings for investment purposes) in equity securities
                                                           of companies located anywhere in the world, including
                                                           emerging markets.

GROWTH & INCOME FUND                                       Seeks income and long-term capital appreciation by
Independence Investment                                    normally investing primarily in a diversified mix of
LLC                                                        common stocks of large U.S. companies.

GROWTH FUND                                                Seeks long-term capital appreciation by seeking to
Grantham, Mayo,                                            outperform its benchmark. The fund typically makes equity
van Otterloo & Co. LLC                                     investments in U.S. companies whose stocks are included
                                                           in the Russell 1000 Index, or in companies with size and
                                                           growth characteristics similar to those of companies with
                                                           stocks in the Index.

GROWTH OPPORTUNITIES FUND                                  Seeks long-term capital growth by seeking to outperform
Grantham, Mayo,                                            its benchmark, the Russell 2500 Growth Index . The fund
van Otterloo & Co. LLC                                     typically makes equity investments in companies whose
                                                           stocks are included in the Russell 2500 Index, or in
                                                           companies with total market capitalizations similar such
                                                           companies  ("small cap companies"). The fund normally
                                                           invests at least 80% of its assets in investments in
                                                           small cap companies.

HEALTH SCIENCES FUND                                       Seeks long-term capital appreciation by normally
T. Rowe Price Associates,                                  investing at least 80% of its net assets (plus any
Inc.                                                       borrowings for investment purposes) in common stocks of
                                                           companies engaged in the research, development,
                                                           production, or distribution of products or services
                                                           related to health care, medicine, or the life sciences
                                                           (collectively, "health sciences").

INCOME & VALUE FUND                                        Seeks the balanced accomplishment of (a) conservation of
Capital Guardian                                           principal and (b) long-term growth of capital and income
Trust Company                                              by investing its assets in both equity and fixed-income
                                                           securities.  The subadviser has full discretion to
                                                           determine the allocation between equity and fixed income
                                                           securities.

INTERNATIONAL EQUITY                                       Seeks to track the performance of broad-based equity
INDEX FUND                                                 indices of foreign companies in developed and emerging
SSgA Funds                                                 markets by attempting to track the performance of the
Management, Inc.                                           MSCI All Country World ex-US Index*.

                               ESTIMATED EXPENSE RATIO
                               BEFORE          AFTER
FUND AND SUBADVISER(S)       FEE WAIVER      FEE WAIVER    GOAL AND PRINCIPAL STRATEGY
                             ----------      ----------
INTERNATIONAL GROWTH FUND                                  Seeks high total return by seeking to outperform its
Grantham, Mayo,                                            benchmark, the S&P/Citigroup Primary Market Index ("PMI")
van Otterloo & Co. LLC                                     Europe, Pacific, Asia Composite ("EPAC") Growth Style
                                                           Index. The fund typically invests in a diversified
                                                           portfolio of equity investments from the world's
                                                           developed markets other than the U.S.

INTERNATIONAL                                              Seeks long-term growth of capital by normally investing
OPPORTUNITIES FUND                                         at least 65% of its assets in common stocks of foreign
Marisco Capital                                            companies selected for their long-term growth potential.
Management, LLC                                            The fund may invest in companies of any size throughout
                                                           the world and normally invests in issuers from at least
                                                           three different countries not including the U.S.  It may
                                                           invest in common stocks of companies operating in
                                                           emerging markets.

INTERNATIONAL SMALL CAP                                    Seeks capital appreciation by investing primarily in the
FUND                                                       common stock of companies located outside the U.S. which
Templeton Investment                                       have total stock market capitalization or annual revenues
Counsel, Inc.                                              of $1.5 billion or less ("small company securities").

INTERNATIONAL STOCK FUND                                   Seeks to achieve high total return by  outperforming its
Grantham, Mayo,                                            benchmark, the MSCI EAFE Index.*  The fund normally
van Otterloo & Co. LLC                                     invests 80% of its assets in equity securities and
                                                           typically invests in a diversified mix of equity
                                                           investments from developed markets other than the U.S.

INTERNATIONAL VALUE FUND                                   Seeks long-term growth of capital by normally investing
Templeton Investment                                       primarily in equity securities of companies located
Counsel, Inc.                                              outside the U.S., including emerging markets.

INTRINSIC VALUE FUND                                       Seeks long-term capital growth by seeking to outperform
Grantham, Mayo,                                            its benchmark, the Russell 1000 Value Index.  The fund
van Otterloo & Co. LLC                                     typically makes equity investments in U.S. companies
                                                           whose stocks are included in the Russell 1000 Index, or
                                                           in companies with size and growth characteristics similar
                                                           to those of companies with stocks in the Index.

LARGE CAP FUND                                             Seeks to maximize total return, consisting of capital
UBS Global Asset                                           appreciation and current income, by normally investing at
Management                                                 least 80% of its net assets (plus borrowings for
                                                           investment purposes, if any) in equity securities of U.S.
                                                           large capitalization companies.

LARGE CAP GROWTH FUND                                      Seeks long-term growth of capital by normally investing
Fidelity Management                                        at least 80% of its net assets (plus any borrowings for
& Research Company                                         investment purposes) in equity securities of companies
                                                           with large market capitalizations.

LARGE CAP VALUE FUND                                       Seeks long-term growth of capital by normally investing,
Mercury Advisors                                           primarily in a diversified portfolio of equity securities
                                                           of large cap companies located in the U.S.

MANAGED FUND                                               Seeks income and long-term capital appreciation by
Grantham, Mayo,                                            investing primarily in a diversified mix of: (a) common
van Otterloo & Co. LLC                                     stocks of large and mid sized U.S. companies; and (b)
and Declaration                                            bonds with an overall intermediate term average
Management                                                 maturity.  The fund employs a multi-manager approach with
& Research LLC                                             two subadvisers, each of which employs its own investment
                                                           approach and independently manages its portion of the
                                                           fund's portfolio.

                               ESTIMATED EXPENSE RATIO
                               BEFORE          AFTER
FUND AND SUBADVISER(S)       FEE WAIVER      FEE WAIVER    GOAL AND PRINCIPAL STRATEGY
                             ----------      ----------
MID CAP CORE FUND                                          Seeks long-term growth of capital by normally investing
AIM Capital                                                at least 80% of its assets in equity securities,
Management, Inc.                                           including convertible securities, of mid-capitalization
                                                           companies.

MID CAP INDEX FUND                                         Seeks to approximate the aggregate total return of a mid
MFC Global Investment                                      cap U.S. domestic equity market index by attempting to
Management (U.S.A.)                                        track the performance of the S&P Mid Cap 400 Index*.
Limited

MID CAP STOCK FUND                                         Seeks long-term growth of capital by normally investing
Wellington Management                                      at least 80% of its net assets (plus any borrowings for
Company, LLP                                               investment purposes) in equity securities of medium-sized
                                                           companies with significant capital appreciation
                                                           potential.  The fund tends to invest in companies having
                                                           market capitalizations similar to those of companies
                                                           included in the Russell Mid Cap Index.

MID CAP VALUE FUND                                         Seeks capital appreciation by normally investing at least
Lord, Abbett & Co                                          80% of its net assets (plus any borrowings for investment
                                                           purposes) in mid-sized companies, with market
                                                           capitalizations of roughly $500 million to $10 billion.

NATURAL RESOURCES FUND                                     Seeks long-term total return by normally investing
Wellington Management                                      primarily in equity and equity-related securities of
Company, LLP                                               natural resource-related companies worldwide.

OVERSEAS EQUITY FUND                                       Seeks long-term capital appreciation by normally
Capital Guardian                                           investing at least 80% of its assets in equity securities
Trust Company                                              of companies outside the U.S. in a diversified mix of
                                                           large established and medium-sized foreign companies
                                                           located primarily in developed countries and, to a lesser
                                                           extent, in emerging markets.

PACIFIC RIM FUND                                           Seeks long-term growth of capital by investing in a
MFC Global Investment                                      diversified portfolio comprised primarily of common
Management (U.S.A.)                                        stocks and equity-related securities of corporations
Limited                                                    domiciled in countries in the Pacific Rim region.

QUANTITATIVE ALL CAP FUND                                  Seeks long-term growth of capital by normally investing
MFC Global Investment                                      primarily in equity securities of U.S. companies.  The
Management (U.S.A.)                                        fund will generally focus on equity securities of U.S.
Limited                                                    companies across the three market capitalization ranges
                                                           of large, mid and small.

QUANTITATIVE MID CAP FUND                                  Seeks long-term growth of capital by normally investing
MFC Global Investment                                      at least 80% of its total assets (plus any borrowings for
Management (U.S.A.)                                        investment purposes) in U.S. mid-cap stocks, convertible
Limited                                                    preferred stocks, convertible bonds and warrants.

                               ESTIMATED EXPENSE RATIO
                               BEFORE          AFTER
FUND AND SUBADVISER(S)       FEE WAIVER      FEE WAIVER    GOAL AND PRINCIPAL STRATEGY
                             ----------      ----------
QUANTITATIVE VALUE FUND                                    Seeks long-term capital appreciation by investing
MFC Global Investment                                      primarily in large-cap U.S. securities with the potential
Management (U.S.A.)                                        for long-term growth of capital.
Limited

REAL ESTATE SECURITIES                                     Seeks to achieve a combination of long-term capital
FUND                                                       appreciation and current income by normally investing at
Deutsche Asset Management                                  least 80% of its net assets (plus any borrowings for
Inc.                                                       investment purposes) in equity securities of real estate
                                                           investment trusts ("REITs") and real estate companies.

SCIENCE & TECHNOLOGY FUND                                  Seeks long-term growth of capital by normally investing
T. Rowe Price Associates,                                  at least 80% of its net assets (plus any borrowings for
Inc.                                                       investment purposes) in common stocks of companies
                                                           expected to benefit from the development, advancement,
                                                           and use of science and technology.  Current income is
                                                           incidental to the fund's objective.

SMALL CAP FUND                                             Seeks maximum capital appreciation consistent with
Independence Investment                                    reasonable risk to principal by normally investing at
LLC                                                        least 80% of its net assets in equity securities of
                                                           companies whose market capitalizations are under $2
                                                           billion.

SMALL CAP GROWTH FUND                                      Seeks long-term capital appreciation by normally
Wellington Management                                      investing primarily in small-cap companies believed to
Company, LLP                                               offer above average potential for growth in revenues and
                                                           earnings.

SMALL CAP INDEX FUND                                       Seeks to approximate the aggregate total return of a
MFC Global Investment                                      small cap U.S. domestic equity market index by attempting
Management (U.S.A.)                                        to track the performance of the Russell 2000 Index.*
Limited

SMALL CAP OPPORTUNITIES                                    Seeks long-term capital appreciation by normally
FUND                                                       investing at least 80% of its assets in equity securities
Munder Capital Management                                  of companies with market capitalizations within the range
                                                           of the companies in the Russell 2000 Index.

SMALL CAP VALUE FUND                                       Seeks long-term capital appreciation by normally
Wellington Management                                      investing at least 80% of its assets in small-cap
Company, LLP                                               companies that are believed to be undervalued by various
                                                           measures and to offer good prospects for capital
                                                           appreciation.

SMALL COMPANY FUND                                         Seeks long-term capital growth by normally investing
American Century                                           primarily in equity securities of smaller-capitalization
Investment                                                 U.S. companies.   The subadviser uses quantitative,
Management, Inc.                                           computer-driven models to construct the fund' s portfolio
                                                           of stocks.

                               ESTIMATED EXPENSE RATIO
                               BEFORE          AFTER
FUND AND SUBADVISER(S)       FEE WAIVER      FEE WAIVER    GOAL AND PRINCIPAL STRATEGY
                             ----------      ----------
SMALL COMPANY GROWTH FUND                                  Seeks long-term growth of capital by normally investing
AIM Capital Management,                                    at least 80% of its assets in securities of
Inc.                                                       small-capitalization companies.  The subadviser seeks to
                                                           identify those companies that have strong earnings
                                                           momentum or demonstrate other potential for growth of
                                                           capital.

SMALL COMPANY VALUE FUND                                   Seeks long-term growth of capital by investing primarily
T. Rowe Price Associates,                                  in small companies whose common stocks are believed to be
Inc.                                                       undervalued. The fund will normally invest at least 80%
                                                           of its net assets (plus any borrowings for investment
                                                           purposes) in companies with  market capitalizations that
                                                           do not exceed the maximum market capitalization of any
                                                           security in the Russell 2000 Index* at the time of
                                                           purchase.

SPECIAL VALUE FUND                                         Seeks long-term capital growth by normally investing at
Salomon Brothers Asset                                     least 80% of its net assets in common stocks and other
Management Inc                                             equity securities of companies whose market
                                                           capitalizations at the time of investment are no greater
                                                           than the market capitalization of companies in the
                                                           Russell 2000 Value Index.

STRATEGIC OPPORTUNITIES                                    Seeks growth of capital by investing primarily in common
FUND                                                       stocks.  Investments may include securities of domestic
Fidelity Management &                                      and foreign issuers, and growth or value stocks or a
Research Company                                           combination of both.

STRATEGIC VALUE FUND                                       Seeks capital appreciation by normally investing at least
Massachusetts Financial                                    65% of its net assets in common stocks and related
Services Company                                           securities of companies which the subadviser believes are
                                                           undervalued in the market relative to their long term
                                                           potential.

TOTAL STOCK MARKET INDEX                                   Seeks to approximate the aggregate total return of a
FUND                                                       broad U.S. domestic equity market index by attempting to
MFC Global Investment                                      track the performance of the Wilshire 5000 Equity Index*
Management (U.S.A.)
Limited

U.S. CORE FUND                                             Seeks to achieve a high total return by outperforming its
Grantham, Mayo,                                            benchmark, the S&P 500 Index.  The fund normally invests
van Otterloo & Co. LLC                                     at least 80% of its assets in investments tied
                                                           economically to the U.S. and typically makes equity
                                                           investments in larger capitalized U.S. companies to gain
                                                           broad exposure to the U.S. equity market.

U.S. GLOBAL LEADERS                                        Seeks long-term growth of capital by normally investing
GROWTH FUND                                                primarily in common stocks of "U.S. Global Leaders" as
Sustainable Growth                                         determined by the subadviser.
Advisers, L.P.

U.S. LARGE CAP FUND                                        Seeks long-term growth of capital and income by normally
Capital Guardian                                           investing its assets  primarily in equity and
Trust Company                                              equity-related securities of companies with market
                                                           capitalizations greater than $500 million.

U.S. MULTI SECTOR FUND                                     Seeks total return greater than its benchmark, the
Grantham, Mayo,                                            Russell 3000 Index. The fund normally invests in
van Otterloo & Co. LLC                                     securities in the Wilshire 5000 Index, an independently
                                                           maintained index which measures the performance of all
                                                           equity securities (with readily available price data) of
                                                           issuers with headquarters in the U.S.  The fund normally
                                                           at lest 80% of its assets in investments tied
                                                           economically to the U.S.

                               ESTIMATED EXPENSE RATIO
                               BEFORE          AFTER
FUND AND SUBADVISER(S)       FEE WAIVER      FEE WAIVER    GOAL AND PRINCIPAL STRATEGY
                             ----------      ----------
UTILITIES FUND                                             Seeks capital growth and current income (income above
Massachusetts Financial                                    that available from a portfolio invested entirely in
Services Company                                           equity securities) by normally investing at least 80% of
                                                           its net assets (plus any borrowings for investment
                                                           purposes) in equity and debt securities of domestic and
                                                           foreign companies in the utilities industry.

VALUE & RESTRUCTURING FUND                                 Seeks long-term capital appreciation by investing
United States Trust                                        primarily (at least 65% of its assets) in common stocks
Company                                                    of U.S. and, to a lesser extent, foreign companies whose
                                                           share prices, in the opinion of the subadviser, do not
                                                           reflect the economic value of company assets, but where
                                                           the subadviser believes restructuring efforts or industry
                                                           consolidation will serve to highlight true company
                                                           values. The subadviser looks for companies as to which
                                                           restructuring activities, such as consolidations,
                                                           outsourcing, spin-offs or reorganizations (including
                                                           companies that have filed for protection from creditors
                                                           under the U.S. Bankruptcy Code), will offer significant
                                                           value to the issuer and increase its investment potential.

VALUE FUND                                                 Seeks to realize an above-average total return over a
Van Kampen                                                 market cycle of three to five years, consistent with
                                                           reasonable risk, by investing primarily in equity
                                                           securities of companies with capitalizations similar to
                                                           the market capitalizations of companies in the Russell
                                                           Midcap Value Index.

VISTA FUND                                                 Seeks long-term capital growth by normally investing in
American Century                                           common stocks of U.S. and foreign companies that are
Investment                                                 medium-sized and smaller at the time of purchase. The
Management, Inc.                                           fund also may invest in domestic and foreign preferred
                                                           stocks, convertible debt securities, equity-equivalent
                                                           securities, non-leveraged futures contracts and options,
                                                           notes, bonds and other debt securities.  The subadviser
                                                           looks for stocks of medium-sized and smaller companies it
                                                           believes will increase in value over time, using a
                                                           proprietary investment strategy.

EQUITY UNDERLYING FUNDS - JOHN HANCOCK FUNDS III

                               ESTIMATED EXPENSE RATIO
                               BEFORE          AFTER
FUND AND SUBADVISER(S)       FEE WAIVER      FEE WAIVER    GOAL AND PRINCIPAL STRATEGY
                             ----------      ----------
ACTIVE VALUE FUND                                          Seeks long-term capital growth by seeking to outperform
Grantham, Mayo,                                            its benchmark, the Russell 1000 Value Index.*   The fund
van Otterloo & Co. LLC                                     typically makes equity investments in U.S. companies
                                                           whose stocks are included in the Russell 1000 Index, or
                                                           in companies with size and value characteristics similar
                                                           to those of companies with stocks in the Index.

GLOBAL FUND                                                Seeks to achieve high total return by seeking to
Grantham, Mayo,                                            outperform its benchmark, the S&P/Citigroup Primary
van Otterloo & Co. LLC                                     Market Index ("PMI") World Growth Index.  The fund
                                                           typically invests in a diversified portfolio of equity
                                                           investments from the world's developed markets.

                               ESTIMATED EXPENSE RATIO
                               BEFORE          AFTER
FUND AND SUBADVISER(S)       FEE WAIVER      FEE WAIVER    GOAL AND PRINCIPAL STRATEGY
                             ----------      ----------
GROWTH FUND                                                Seeks long-term capital growth by seeking to outperform
Grantham, Mayo,                                            its benchmark, the Russell 1000 Growth Index.  The fund
van Otterloo & Co. LLC                                     typically makes equity investments in U.S. companies
                                                           whose stocks are included in the Russell 1000 Index, or
                                                           in companies with size and growth characteristics similar
                                                           to those of companies with stocks in the Index.

GROWTH OPPORTUNITIES FUND                                  Seeks long-term capital growth by seeking to outperform
Grantham, Mayo,                                            its benchmark, the Russell 2500 Growth Index. The fund
van Otterloo & Co. LLC                                     typically makes equity investments in companies whose
                                                           stocks are included in the Russell 2500 Index, or in
                                                           companies with total market capitalizations similar such
                                                           companies  ("small cap companies"). The fund normally
                                                           invests at least 80% of its assets in investments in
                                                           small cap companies.

INTERNATIONAL CORE FUND                                    Seeks to achieve high total return by seeking to
Grantham, Mayo,                                            outperform its benchmark, the MSCI EAFE Index.  The fund
van Otterloo & Co. LLC                                     normally invests 80% of its assets in equity securities
                                                           and typically invests in a diversified mix of equity
                                                           investments from developed markets outside the U.S.

INTERNATIONAL GROWTH FUND                                  Seeks to achieve high total return by seeking to
Grantham, Mayo,                                            outperform its benchmark, the S&P/Citigroup Primary
van Otterloo & Co. LLC                                     Market Index ("PMI") Europe, Pacific, Asia Composite
                                                           ("EPAC") Growth Style Index.*  The fund typically invests
                                                           in a diversified mix of equity investments from developed
                                                           markets outside the U.S.

INTRINSIC VALUE FUND                                       Seeks long-term capital growth by seeking to outperform
Grantham, Mayo,                                            its benchmark, the Russell 1000 Value Index.  The fund
van Otterloo & Co. LLC                                     typically makes equity investments in U.S. companies
                                                           whose stocks are included in the Russell 1000 Index, or
                                                           in companies with size and growth characteristics similar
                                                           to those of companies with stocks in the Index.

U.S. CORE FUND                                             Seeks to achieve a high total return by outperforming its
Grantham, Mayo,                                            benchmark, the S&P 500 Index.  The fund normally invests
van Otterloo & Co. LLC                                     at least 80% of its assets in investments tied
                                                           economically to the U.S. and typically makes equity
                                                           investments in larger capitalized U.S. companies to gain
                                                           broad exposure to the U.S. equity market.

U.S. QUALITY EQUITY FUND                                   Seeks to achieve a high total return by outperforming its
Grantham, Mayo,                                            benchmark, the S&P 500 Index.  The fund normally invests
van Otterloo & Co. LLC                                     at least 80% of its assets in investments tied
                                                           economically to the U.S. and typically makes equity
                                                           investments in larger capitalized U.S. companies to gain
                                                           broad exposure to the U.S. equity market. The fund
                                                           typically holds between 40 and 80 stocks.

VALUE OPPORTUNITIES FUND                                   Seeks long-term capital growth by seeking to outperform
Grantham, Mayo,                                            its benchmark, the Russell 2500 Value Index. The fund
van Otterloo & Co. LLC                                     typically makes equity investments in companies whose
                                                           stocks are included in the Russell 2500 Index, or in
                                                           companies with total market capitalizations similar such
                                                           companies  ("small cap companies"). The fund normally
                                                           invests at least 80% of its assets in securities of small
                                                           cap companies.

----------
*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex US Index" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the index funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the funds.

FUND DETAILS

BUSINESS STRUCTURE

The diagram below shows the basic business structure used by John Hancock Funds
II. The Board of Trustees of John Hancock Funds II oversees its business activities and retains the services of the various firms that carry out the operations of the funds.

The Trustees have the power to change the respective investment goal of each of the Lifestyle Portfolios without shareholder approval.

MANAGEMENT FEES The Fund pays the Adviser a fee for each Lifestyle Portfolio. The fee is stated as an annual percentage of the current value of the aggregate assets of all the Lifestyle Portfolios (together with the assets of all the Lifestyle Trusts of John Hancock Trust) determined in accordance with the following schedule and that rate is applied to the assets of each fund.

                             MANAGEMENT FEE SCHEDULE

                                                  FIRST       EXCESS OVER
                                              $7.5 BILLION    $7.5 BILLION
Aggregate Assets of Lifestyle Portfolios
and JHT Lifestyle Trusts                         0.050%          0.040%

[DIAGRAM]

Shareholders

Financial Services firms and their representatives

      Advise current and prospective shareholders on their fund investments, often in the context of an overall financial plan.

Distribution and shareholder services

Principal distributor

      John Hancock Funds, LLC

      Markets the funds distributes shares through selling brokers, financial planners and other financial representatives.

Transfer agent (Class 3 shares only)

      John Hancock Signature Services, Inc.

      Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

Asset management

Custodian

      State Street Bank and Trust Company
      225 Franklin Street
      Boston, Massachusetts 02110

      Holds the funds' assets, settles all portfolio trades and collects most of the valuation data required for calculating each fund's NAV.

Investment adviser

      John Hancock Investment Management Services, LLC
      601 Congress Street
      Boston, Massachusetts 02210

      Manages the funds' business and investment activities.

Subadviser

      MFC Global Investment Management (U.S.A.) Limited
      200 Bloor Street East
      Toronto, Ontario, Canada M4W 1E5

      Provides portfolio management to the funds.

Subadviser consultant

      Deutsche Asset Management, Inc.
      345 Park Avenue
      New York, New York 10154

      Provides assets allocation consulting services to the subadviser.

Trustees

      Oversee the funds' activities.

[END OF DIAGRAM]

SUBADVISER

MFC Global (U.S.A.) is the subadviser to each of the Lifestyle Portfolios. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly-owned subsidiary of MFC.

DeAM provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Lifestyle Portfolios. DeAM provides investment advisory services to retail and institutional clients. DeAM is a wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

The subadviser is compensated by the Adviser, and not by any of the Lifestyle Portfolios. Similarly, DeAM is compensated by the subadviser, and not by any of the Lifestyle Portfolios.

Pursuant to an order received from the SEC, the Adviser is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, the Fund is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

PORTFOLIO MANAGER

Steve Orlich is the portfolio manager for each Lifestyle Portfolio. He joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation. The Fund's Statement of Additional Information includes additional information about Mr. Orlich's compensation, the accounts he manages other than the Lifestyle Portfolios and his ownership of shares of the funds, if any.

FINANCIAL HIGHLIGHTS

These tables detail the performance of each Lifestyle Portfolio's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

John Hancock Funds II commenced operations on October __, 2005, after a reorganization in which it succeeded to the operations of Series I shares of separate portfolios of John Hancock Trust ("JHT"). For each of the Lifestyle Portfolios, financial highlights are presented below for the Series I shares of the predecessor portfolio of JHT (from inception of the Series I shares through December 31 of each fiscal period shown).

                          [TO BE INSERTED BY AMENDMENT]

[BACK COVER]

FOR MORE INFORMATION

The following documents are available that offer further information on John Hancock Funds II:

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

The annual and semi-annual reports to shareholders of John Hancock Trust ("JHT") include, with respect to the predecessor JHT portfolios of the Lifestyle Portfolios, financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI of John Hancock Funds II contains more detailed information on all aspects of the Lifestyle Portfolios, including a summary of the policy of John Hancock Funds II regarding disclosure of the funds' portfolio holdings. The current SAI has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus.

TO REQUEST A FREE COPY OF THE CURRENT ANNUAL/SEMI-ANNUAL REPORTS OF JHT OR THE SAI OF JOHN HANCOCK FUNDS II, PLEASE CONTACT JOHN HANCOCK:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

On the Internet: www.jhfunds.com

OR YOU MAY VIEW OR OBTAIN THESE DOCUMENTS AND OTHER INFORMATION ABOUT THE FUND FROM THE SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-______.

[JOHN HANCOCK FUNDS II LOGO]

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION WITH RESPECT TO THESE SECURITIES IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

        SUBJECT TO COMPLETION: PRELIMINARY PROSPECTUS DATED JUNE 30, 2005

              ____________________________________________________

JOHN HANCOCK FUNDS II

PROSPECTUS DATED _________, 2005

THE LIFESTYLE PORTFOLIOS

         --Lifestyle Aggressive Portfolio

         --Lifestyle Growth Portfolio

         --Lifestyle Balanced Portfolio

         --Lifestyle Moderate Portfolio

         --Lifestyle Conservative Portfolio

CLASS R3, CLASS R4 AND CLASS R5 SHARES

[JOHN HANCOCK FUNDS II LOGO]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

CONTENTS

                                                                                  PAGE
OVERVIEW
THE LIFESTYLE PORTFOLIOS
       Lifestyle Aggressive Portfolio
       Lifestyle Growth Portfolio
       Lifestyle Balanced Portfolio
       Lifestyle Moderate Portfolio
       Lifestyle Conservative Portfolio
YOUR ACCOUNT
       Class R3, R4 and R5 shares
       Transaction policies
       Disruptive short-term trading
       Dividends and account policies
INFORMATION ABOUT THE UNDERLYING FUNDS
       Risks of investing in underlying funds
       Description of underlying funds
FUND DETAILS
       Business structure
       Financial highlights
FOR MORE INFORMATION                                                            Back Cover

OVERVIEW

JOHN HANCOCK FUNDS II

- THE LIFESTYLE PORTFOLIOS

This prospectus provides information about the five Lifestyle Portfolios which are funds of John Hancock Funds II (sometimes referred to as the "Fund"). Each of the Lifestyle Portfolios is a "fund of funds" which currently invests in a number of other funds of John Hancock Funds II as well as in funds of John Hancock Funds III and may in the future also invest in other funds for which the Fund's investment adviser or any of its affiliates serves as investment adviser ("underlying funds"). The Lifestyle Portfolios seek to provide a variety of comprehensive investment programs designed for differing investment orientations by means of selected investment allocations among the underlying funds.

This prospectus relates to the Class R3, Class R4 and Class R5 shares of the Lifestyle Portfolios.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

INVESTMENT MANAGEMENT

John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to John Hancock Funds II and each of the Lifestyle Portfolios as well as to John Hancock Funds III. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. The Adviser administers the business and affairs of John Hancock Funds II and retains and compensates an investment subadviser to manage the assets of the Lifestyle Portfolios. The Adviser and the subadviser to the Lifestyle Portfolios are registered as investment advisers under the Investment Advisers Act of 1940.

FUND INFORMATION KEY

Concise descriptions of each of the Lifestyle Portfolios are set forth below. Each description provides the following information:

[GRAPHIC]

GOAL AND STRATEGY

The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC]

PAST PERFORMANCE

The fund's total return, measured year-by-year and over time.

[GRAPHIC]

MAIN RISKS

The major risk factors associated with the fund.

[GRAPHIC]

YOUR EXPENSES

The overall costs borne by an investor in the fund, including annual expenses.

THE LIFESTYLE PORTFOLIOS

There are five Lifestyle Portfolios: Aggressive, Growth, Balanced, Moderate and Conservative. Each Lifestyle Portfolio is a "fund of funds" which invests in a number of other funds of John Hancock Funds II as well as funds of John Hancock Funds III ("underlying funds").

Because investors have different investment goals, risk tolerances, investment time horizons and financial circumstances, the Lifestyle Portfolios offer five distinct, comprehensive investment programs designed for differing investment orientations. Each Lifestyle Portfolio has a target percentage allocation between the two kinds of underlying funds: those that invest primarily in equity securities ("equity funds") and those that invest primarily in fixed-income securities ("fixed-income funds").

                                                                             TARGET ALLOCATION AMONG
LIFESTYLE          INVESTMENT                                                   UNDERLYING FUNDS:
PORTFOLIO          OBJECTIVE                                          EQUITY FUNDS        FIXED-INCOME FUNDS
                                                                      ------------        ------------------

Aggressive         Long-term growth of capital. Current income is
                   not a consideration.                                    100%                  --
Growth             Long-term growth of capital. Current income is
                   also a consideration.                                    80%                  20%
Balanced           A balance between a high level of current income
                   and growth of capital, with a greater emphasis
                   on growth of capital.                                    60%                  40%
Moderate           A balance between a high level of current income
                   and growth of capital, with a greater emphasis
                   on income.                                               40%                  60%
Conservative       A high level of current income with some
                   consideration given to growth of capital.                20%                  80%

The Lifestyle Portfolios offer a number of share classes which have different expense and distribution or shareholder services arrangements. Each Lifestyle Portfolio, however, invests only in Class I shares of the underlying funds. Class I shares are sold without any sales charge and are not subject to distribution or Rule 12b-1 fees.

The subadviser to a Lifestyle Portfolio may rebalance the fund's allocations among underlying funds from time to time. The investment performance of the Lifestyle Portfolio will reflect both the allocation decisions made by its subadviser and the investment decisions with respect to portfolio securities made by the subadvisers to the underlying funds in which the Lifestyle Portfolio invests. Each Lifestyle Portfolio bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

UNDERLYING FUNDS For a brief description of each underlying fund and its categorization as an equity or a fixed-income fund, see p. __.

Because the Lifestyle Portfolios invest principally in shares of underlying funds, each is considered "non-diversified." Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial markets' assessment, of a company whose securities are held by the fund. This risk is greatly reduced in the case of the Lifestyle Portfolios since the underlying funds in which they invest have diverse holdings.

SUBADVISER AND CONSULTANT MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)") is the subadviser to the Lifestyle Portfolios and formulates a continuous investment program for each consistent with its investment goal and strategies.

Deutsche Asset Management, Inc. ("DeAM") provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Lifestyle Portfolios.

LIFESTYLE AGGRESSIVE PORTFOLIO

SUBADVISER: MFC Global (U.S.A.)

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. Current income is not a consideration. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 100% of its assets in underlying funds which invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity funds, the fund may have an equity/fixed-income fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class R3, Class R4 and Class R5 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the Series I shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS R5, TOTAL RETURNS

Best Quarter: Q2 `03, 18.07%
Worst Quarter: Q3 `02, -18.84%

INDEX (reflects no fees or taxes)

S&P 500 INDEX -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

CLASS R5 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1997         1998        1999       2000        2001        2002       2003        2004
10.9%        4.9%        14.6%      -5.1%      -13.7%      -20.7%      34.9%       16.1%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                                                                                  SINCE
                                                                1 YEAR        5 YEARS           INCEPTION
Class R3 (b)                                                    16.06%          0.30%             3.84%
Class R4 (b)                                                    16.06%          0.30%             3.84%
Class R5 (c)                                                    16.06%          0.30%             3.84%
S&P 500 Index                                                   10.87%         -2.30%             7.98%

----------
(a) The Series I shares of the predecessor JHT portfolio commenced operations on May 7, 1997. For periods prior to October __, 2005, the performance shown reflects the performance of the Series I shares of the predecessor portfolio.

(b) This share class has higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these lower expenses.

(c) This share class has lower expenses than the Series I shares of the predecessor portfolio. Performance would be higher if adjusted for these lower expenses.

[GRAPHIC]

MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests primarily in underlying funds which invest in equity securities, including foreign securities.

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds - Risks of Investing in Underlying Funds."

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES (a)                                   CLASS R3      CLASS R4         CLASS R5
Management fee
Distribution and service (12b-1) fees                             0.50%         0.25%            None
Other expenses (b)
Total fund operating expenses

----------
(a) Based on estimated amounts for the current fiscal year. The table does not include the expenses of the Class I shares of the underlying funds in which the fund invests and which are borne indirectly by the fund's shareholders. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds and the total annual fund operating expenses of the underlying funds, will vary with changes in allocations and underlying fund expenses and will reflect any contractual fee waivers and reimbursements for the underlying funds that may be in effect. The expense ratios of the underlying funds range from __% to __%. For the expense ratio of each of the underlying funds, see "Information About the Underlying Funds - Description of Underlying Funds."

(b) Includes fees paid by the fund to the Adviser under an agreement which provides that the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee is __% for Class R3 shares, __ % for Class R4 shares and __ % for Class R5 shares.

The hypothetical example below shows what your expenses would be after expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES         YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class R3
Class R4
Class R5

FUND CODES

CLASS R3           Ticker
                   CUSIP
                   Newspaper
                   SEC number
                   JH II fund number

CLASS R4           Ticker
                   CUSIP
                   Newspaper
                   SEC number
                   JH II fund number

CLASS R5           Ticker
                   CUSIP
                   Newspaper
                   SEC number
                   JH II fund number

LIFESTYLE GROWTH PORTFOLIO

SUBADVISER: MFC Global (U.S.A.)

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. Current income is also a consideration. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 80% of its assets in underlying funds which invest primarily in equity securities and approximately 20% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of assets in equity funds and 20% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 90%/10% or 70%/30%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class R3, Class R4 and Class R5 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the Series I shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS R5, TOTAL RETURNS

Best Quarter: Q2 `03, 14.90%
Worst Quarter: Q3 `02, -14.50%

INDEXES (reflect no fees or taxes)

S&P 500 INDEX -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

LEHMAN BROTHERS AGGREGATE BOND INDEX -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

COMBINED INDEX -- consists of 80% of the S&P 500 Index and 20% of the Lehman Brothers Aggregate Bond Index.

CLASS R5 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1997         1998        1999       2000       2001        2002       2003        2004
13.8%        6.2%        16.6%      -3.1%      -9.0%      -15.8%      29.6%      14.6%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                                                                                  SINCE
                                                                1 YEAR        5 YEARS           INCEPTION
Class R3 (b)                                                    14.57%          1.90%             5.62%
Class R4 (b)                                                    14.57%          1.90%             5.62%
Class R5 (c)                                                    14.57%          1.90%             5.62%
S&P 500 Index                                                   10.87%         -2.30%             7.98%
Lehman Brothers Aggregate Bond Index                             4.34%          7.71%             6.97%
Combined Index                                                   9.59%         -0.12%             8.05%

----------
(a) The Series I shares of the predecessor JHT portfolio commenced operations on May 7, 1997. For periods prior to October __, 2005, the performance shown reflects the performance of the Series I shares of the predecessor portfolio.

(b) This share class has higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these lower expenses.

(c) This share class has lower expenses than the Series I shares of the predecessor portfolio. Performance would be higher if adjusted for these lower expenses.

[GRAPHIC]

MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in equity securities and fixed-income securities, including foreign securities.

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the underlying funds' portfolios could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated bonds involve more credit risk. When interest rates rise, bond prices generally fall.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds - Risks of Investing in Underlying Funds."

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES (a)                                   CLASS R3      CLASS R4         CLASS R5
Management fee
Distribution and service (12b-1) fees                             0.50%         0.25%            None
Other expenses (b)
Total fund operating expenses

----------
(a) Based on estimated amounts for the current fiscal year. The table does not include the expenses of the Class I shares of the underlying funds in which the fund invests and which are borne indirectly by the fund's shareholders. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds and the total annual fund operating expenses of the underlying funds, will vary with changes in allocations and underlying fund expenses and will reflect any contractual fee waivers and reimbursements for the underlying funds that may be in effect. The expense ratios of the underlying funds range from __% to __%. For the expense ratio of each of the underlying funds, see "Information About the Underlying Funds - Description of Underlying Funds."

(b) Includes fees paid by the fund to the Adviser under an agreement which provides that the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee is __% for Class R3 shares, __ % for Class R4 shares and __ % for Class R5 shares.

The hypothetical example below shows what your expenses would be after expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES             YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class R3
Class R4
Class R5

FUND CODES

CLASS R3   Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS R4   Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS R5   Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

LIFESTYLE BALANCED PORTFOLIO

SUBADVISER: MFC Global (U.S.A.)

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 60% of its assets in underlying funds which invest primarily in equity securities and approximately 40% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 60% of assets in equity funds and 40% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 70%/30% or 50%/50%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class R3, Class R4 and Class R5 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the Series I shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS R5, TOTAL RETURNS

Best Quarter: Q2 `03, 11.64%
Worst Quarter: Q3 `98, -10.36%

INDEXES (reflect no fees or taxes)

S&P 500 INDEX -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

LEHMAN BROTHERS AGGREGATE BOND INDEX -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

COMBINED INDEX -- consists of 60% of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index; this index was added to more accurately reflect the investment objective of the fund.

CLASS R5 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1997         1998        1999       2000        2001        2002       2003        2004
14.1%        5.7%        12.4%      2.5%        -4.7%      -10.0%      24.0%       13.5%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                                                                                  SINCE
                                                                1 YEAR        5 YEARS           INCEPTION
Class R3 (b)                                                    13.49%          4.29%             6.65%
Class R4 (b)                                                    13.49%          4.29%             6.65%
Class R5 (c)                                                    13.49%          4.29%             6.65%
S&P 500 Index                                                   10.87%         -2.30%             7.98%
Lehman Brothers Aggregate Bond Index                             4.34%          7.71%             6.97%
Combined Index                                                   8.29%          1.98%             7.98%

----------
(a) The Series I shares of the predecessor JHT portfolio commenced operations on May 7, 1997. For periods prior to October __, 2005, the performance shown reflects the performance of the Series I shares of the predecessor portfolio.

(b) This share class has higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these lower expenses.

(c) This share class has lower expenses than the Series I shares of the predecessor portfolio. Performance would be higher if adjusted for these lower expenses.

[GRAPHIC]

MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in equity securities and fixed-income securities, including foreign securities.

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the underlying funds' portfolios could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated bonds involve more credit risk. When interest rates rise, bond prices generally fall.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds - Risks of Investing in Underlying Funds."

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES (a)                                   CLASS R3      CLASS R4         CLASS R5
Management fee
Distribution and service (12b-1) fees                             0.50%         0.25%            None
Other expenses (b)
Total fund operating expenses

----------
(a) Based on estimated amounts for the current fiscal year. The table does not include the expenses of the Class I shares of the underlying funds in which the fund invests and which are borne indirectly by the fund's shareholders. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds and the total annual fund operating expenses of the underlying funds, will vary with changes in allocations and underlying fund expenses and will reflect any contractual fee waivers and reimbursements for the underlying funds that may be in effect. The expense ratios of the underlying funds range from __% to __%. For the expense ratio of each of the underlying funds, see "Information About the Underlying Funds - Description of Underlying Funds."

(b) Includes fees paid by the fund to the Adviser under an agreement which provides that the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee is __% for Class R3 shares, __ % for Class R4 shares and __ % for Class R5 shares.

The hypothetical example below shows what your expenses would be after expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES              YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class R3
Class R4
Class R5

FUND CODES

CLASS R3    Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

CLASS R4    Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

CLASS R5    Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

LIFESTYLE MODERATE PORTFOLIO

SUBADVISER: MFC Global (U.S.A.)

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 40% of its assets in underlying funds which invest primarily in equity securities and approximately 60% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity funds and 60% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 50/50% or 30%/70%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class R3, Class R4 and Class R5 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the Series I shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS R5, TOTAL RETURNS

Best Quarter: Q2 `03, 8.71%
Worst Quarter: Q3 `02, -5.57%

INDEXES (reflect no fees or taxes)

S&P 500 INDEX -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

LEHMAN BROTHERS AGGREGATE BOND INDEX -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

COMBINED INDEX -- consists of 40% of the S&P 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.

CLASS R5 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1997         1998        1999       2000        2001        2002       2003        2004
13.7%        9.8%        7.9%       4.3%        -1.1%      -4.1%       17.8%       11.0%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                                                                                  SINCE
                                                                1 YEAR        5 YEARS           INCEPTION
Class R3 (b)                                                    11.04%          5.29%             7.21%
Class R4 (b)                                                    11.04%          5.29%             7.21%
Class R5 (c)                                                    11.04%          5.29%             7.21%
S&P 500 Index                                                   10.87%         -2.30%             7.98%
Lehman Brothers Aggregate Bond Index                             4.34%          7.71%             6.97%
Combined Index                                                   6.99%          3.99%             7.77%

----------
(a) The Series I shares of the predecessor JHT portfolio commenced operations on May 7, 1997. For periods prior to October __, 2005, the performance shown reflects the performance of the Series I shares of the predecessor portfolio.

(b) This share class has higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these lower expenses.

(c) This share class has lower expenses than the Series I shares of the predecessor portfolio. Performance would be higher if adjusted for these lower expenses.

[GRAPHIC]

MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities.

      - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the underlying funds, the more sensitive the fund is to interest rate risk.

      - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the underlying funds may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

      - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds - Risks of Investing in Underlying Funds."

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES (a)                                   CLASS R3      CLASS R4         CLASS R5
Management fee
Distribution and service (12b-1) fees                             0.50%         0.25%            None
Other expenses (b)
Total fund operating expenses

----------
(a) Based on estimated amounts for the current fiscal year. The table does not include the expenses of the Class I shares of the underlying funds in which the fund invests and which are borne indirectly by the fund's shareholders. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds and the total annual fund operating expenses of the underlying funds, will vary with changes in allocations and underlying fund expenses and will reflect any contractual fee waivers and reimbursements for the underlying funds that may be in effect. The expense ratios of the underlying funds range from __% to __%. For the expense ratio of each of the underlying funds, see "Information About the Underlying Funds - Description of Underlying Funds."

(b) Includes fees paid by the fund to the Adviser under an agreement which provides that the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee is __% for Class R3 shares, __ % for Class R4 shares and __ % for Class R5 shares.

The hypothetical example below shows what your expenses would be after expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES            YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class R3
Class R4
Class R5

FUND CODES

CLASS R3           Ticker
                   CUSIP
                   Newspaper
                   SEC number
                   JH II fund number

CLASS R4           Ticker
                   CUSIP
                   Newspaper
                   SEC number
                   JH II fund number

CLASS R5           Ticker
                   CUSIP
                   Newspaper
                   SEC number
                   JH II fund number

LIFESTYLE CONSERVATIVE PORTFOLIO

SUBADVISER: MFC Global (U.S.A.)

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 20% of its assets in underlying funds which invest primarily in equity securities and approximately 80% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its investment allocation of approximately 20% of assets in equity funds and 80% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 30/70% or 10%/90%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class R3, Class R4 and Class R5 shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October __, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the Series I shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance does not indicate future results.

CLASS R5, TOTAL RETURNS

Best Quarter: Q4 `02, 6.12%
Worst Quarter: Q2 `04, -2.08%

INDEXES (reflect no fees or taxes)

S&P 500 INDEX -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

LEHMAN BROTHERS AGGREGATE BOND INDEX -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

COMBINED INDEX -- consists of 20% of the S&P 500 Index and 80% of the Lehman Brothers Aggregate Bond Index.

CLASS R5 CALENDAR YEAR TOTAL RETURNS

[BAR CHART]

1997         1998        1999       2000        2001        2002       2003        2004
12.2%        10.2%       4.2%        7.6%       3.3%        1.8%       11.5%       8.6%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12-31-04 (a)

                                                                                                  SINCE
                                                                1 YEAR        5 YEARS           INCEPTION
Class R3 (b)                                                     8.59%          6.48%             7.37%
Class R4 (b)                                                     8.59%          6.48%             7.37%
Class R5 (c)                                                     8.59%          6.48%             7.37%
S&P 500 Index                                                   10.87%         -2.30%             7.98%
Lehman Brothers Aggregate Bond Index                             4.34%          7.71%             6.97%
Combined Index                                                   5.67%          5.90%             7.43%

----------
(a) The Series I shares of the predecessor JHT portfolio commenced operations on May 7, 1997. For periods prior to October __, 2005, the performance shown reflects the performance of the Series I shares of the predecessor portfolio.

(b) This share class has higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these lower expenses.

(c) This share class has lower expenses than the Series I shares of the predecessor portfolio. Performance would be higher if adjusted for these lower expenses.

[GRAPHIC]

MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities.

      - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the underlying funds, the more sensitive the fund is to interest rate risk.

      - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the underlying fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

      - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds - Risks of Investing in Underlying Funds."

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES (a)                                   CLASS R3      CLASS R4         CLASS R5
Management fee
Distribution and service (12b-1) fees                             0.50%         0.25%            None
Other expenses (b)
Total fund operating expenses

----------
(a) Based on estimated amounts for the current fiscal year. The table does not include the expenses of the Class I shares of the underlying funds in which the fund invests and which are borne indirectly by the fund's shareholders. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds and the total annual fund operating expenses of the underlying funds, will vary with changes in allocations and underlying fund expenses and will reflect any contractual fee waivers and reimbursements for the underlying funds that may be in effect. The expense ratios of the underlying funds range from __% to __%. For the expense ratio of each of the underlying funds, see "Information About the Underlying Funds - Description of Underlying Funds."

(b) Includes fees paid by the fund to the Adviser under an agreement which provides that the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee is __% for Class R3 shares, __ % for Class R4 shares and __ % for Class R5 shares.

The hypothetical example below shows what your expenses would be after expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES         YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class R3
Class R4
Class R5

FUND CODES

CLASS R3           Ticker
                   CUSIP
                   Newspaper
                   SEC number
                   JH II fund number

CLASS R4           Ticker
                   CUSIP
                   Newspaper
                   SEC number
                   JH II fund number

CLASS R5           Ticker
                   CUSIP
                   Newspaper
                   SEC number
                   JH II fund number

YOUR ACCOUNT

CLASS R3, R4 AND R5 SHARES

The Class R3, R4 and R5 shares of the Lifestyle Portfolios are sold without any front-end or deferred sales charges. Each of the R3 and R4 classes has a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares.

CLASS R3

-- Distribution and service (12b-1) fees of 0.50%.

CLASS R4

-- Distribution and service (12b-1) fees of 0.25%.



The Fund has adopted Service Plans for the Class R3, Class R4 and Class R5 shares of each of the funds which authorize the Fund to pay affiliated and unaffiliated entities a service fee for providing certain recordkeeping and other administrative services in connection with investments in the fund by retirement plans. The service fee is a specified percentage of the average daily net assets of a fund's share class held by plan participants and is 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.

Class R3, R4 and R5 shares are sold only to retirement plans.

The performance and expenses information included in this prospectus does not reflect fees and expenses of any plan which may use the Fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

12b-1 fees. Rule 12b-1 fees will be paid to the Fund's distributor, John Hancock Funds, LLC (the "Distributor"), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers, Inc.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer receives a percentage of these fees. In addition, the Distributor may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value (NAV) per share for each Lifestyle Portfolio and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). The NAV for each Lifestyle Portfolio is calculated based upon the NAVs of the underlying funds in which it invests. The prospectuses for the underlying funds explain the circumstances under which those funds use fair-value pricing and the effects of doing so.

PURCHASE AND REDEMPTION PRICES When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.

EXECUTION OF REQUESTS Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after receipt of your request in good order.

In unusual circumstances, any fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

DISRUPTIVE SHORT-TERM TRADING

None of the funds is designed for short-term trading since such activity may increase portfolio transaction costs, disrupt management of a fund (affecting a subadviser's ability to effectively manage a fund in accordance with its investment goal and policies) and dilute interest in a fund held for long-term investment. The Board of Trustees of the Fund has adopted the following policy regarding short-term trading in the Fund:

Management of the Fund will monitor purchases and redemptions of Fund shares. If management of the Fund becomes aware of short-term trading that it believes, in its sole discretion, is significantly disrupting (or may potentially significantly disrupt) management of a fund, materially increasing portfolio transaction costs or significantly exposing interests in a fund to dilution ("Disruptive Short-Term Trading"), the Fund may impose restrictions on such trading. For example, the Fund may impose trading restrictions if it observes rapid trading or abnormal trading patterns or large inflows or outflows in one or more portfolios.

Currently, Class R3, R4 and R5 shares of the Fund are sold directly to retirement plans, and the Fund restricts transfers to two per month per account for these shares. (For purposes of this restriction, all transfers made during the period from the opening of trading each day the net asset value of the shares are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) are considered one transfer.) The Fund also reserves the right to take other actions to restrict trading as noted below.

      Actions that the Fund may take to restrict Disruptive Short-Term Trading include, but are not limited to:

      -- restricting the number of transfers made during a defined period,

      -- restricting the dollar amount of transfers,

      -- restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and

      -- restricting transfers into and out of certain funds.

Investors in the Fund should note that, while the Fund seeks to identify and prevent Disruptive Short-Term Trading, it is not always possible to do so even when trades are limited to a certain number per month. Therefore, no assurance can be given that the Fund will successfully impose restrictions on all Disruptive Short-Term Trading. If the Fund is unsuccessful in restricting Disruptive Short-Term Trading, an affected fund may incur higher brokerage costs, may maintain higher cash levels (limiting its ability to achieve its investment goal and affecting the subadviser's ability to effectively manage the fund) and may be exposed to dilution with respect to interests held for long-term investment.

DISRUPTIVE SHORT-TERM TRADING RISK To the extent that the Fund or its agents are unable to curtail Disruptive Short-Term Trading practices in a fund, these practices may interfere with the efficient management of the portfolios of the fund and its underlying funds, and may result in the fund or an underlying fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the affected fund's operating costs and decrease its investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While Disruptive Short-Term Trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of Disruptive Short-Term Trading. For example:

      - A fund that invests a significant portion of its assets in small-or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as described under "Valuation of shares," entails a greater risk of Disruptive Short-Term Trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

      - A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for Disruptive Short-Term Trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

      - A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as described under "Valuation of shares," entails a greater risk of Disruptive Short-Term Trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in other investment companies, U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS In general, you will receive account statements as follows:

      - after every transaction (except a dividend reinvestment) that affects your account balance

      -     after any changes of name or address of the registered owner(s)

      -     in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS The funds generally declare income dividends daily and pay them monthly. Your income dividends begin accruing the day after payment is received by a fund and continue through the day your shares are actually sold. Capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year.

DIVIDEND REINVESTMENTS Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

TAXABILITY OF DIVIDENDS For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short- term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

TAXABILITY OF TRANSACTIONS. Any time you redeem shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the redemption price of the shares you redeem, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

FUND SECURITIES. The Fund's portfolio securities disclosure policy can be found in the Statement of Additional Information and on the Fund's Web site at www.jhfunds.com. The Fund's Web site also lists fund holdings. Portfolio holding information is posted on the Fund's Web site each month on a one month lag and is available on the Fund's Web site until the Fund files its next Form N-CSR or Form N-Q with the Securities and Exchange

Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the Fund's Web site.

INFORMATION ABOUT THE UNDERLYING FUNDS

RISKS OF INVESTING IN UNDERLING FUNDS

By owning shares of underlying funds, each of the Lifestyle Portfolios indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies, and in fixed-income securities. Many of the underlying funds also invest in foreign securities. In addition, most of the underlying funds may invest in derivatives.

EQUITY SECURITIES

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an underlying fund could decline if the financial condition of the companies the fund invests in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FIXED-INCOME SECURITIES

Fixed-income securities are generally subject to two principal types of risks:
(a) interest rate risk and (b) credit quality risk.

Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after an underlying fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. Underlying funds that may invest in lower rated fixed-income securities are riskier than funds that may invest in higher rated fixed-income securities. Additional information on the risks of investing in investment grade fixed-income securities in the lowest rating category and lower rated fixed-income securities is set forth below.

INVESTMENT GRADE FIXED-INCOME SECURITIES IN THE LOWEST RATING CATEGORY

Investment grade fixed-income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

LOWER RATED FIXED-INCOME SECURITIES

Lower rated fixed-income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's). The principal risks of investing in these securities are as follows:

General Risks

      - Risk to Principal and Income. Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

      - Price Volatility. The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

      - Liquidity. The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

      - Dependence on Subadviser's Own Credit Analysis. While a subadviser to an underlying fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

Additional Risks Regarding Lower Rated Corporate Fixed-Income Securities

Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional Risks Regarding Lower Rated Foreign Government Fixed-Income
Securities

Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

SMALL AND MEDIUM SIZE COMPANIES

Small or Unseasoned Companies

      - Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than three years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

      - Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

      - Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a fund's investments to decrease if it needs to sell such securities when there are few interested buyers.

      - Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

      - Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies

      - Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

FOREIGN SECURITIES

The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

      - Currency Fluctuations. Investments in foreign securities may cause an underlying fund to lose money when converting investments from foreign currencies into U.S. dollars. A fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the fund could still lose money.

      - Political and Economic Conditions. Investments in foreign securities subject an underlying fund to the political or economic conditions of the foreign country. These conditions could cause fund investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the fund from selling its investment and taking the money out of the country.

      - Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, an underlying fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

      - Nationalization of Assets. Investments in foreign securities subject an underlying fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

      - Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the underlying fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

      - Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for an underlying fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

DERIVATIVES

Most of the underlying funds may use derivatives, which are financial contracts whose values depend upon, or are derived from, the values of underlying assets, reference rates, or indices. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indices. The funds can use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The funds may also use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets, and currencies without the funds' actually having to sell current assets and make new investments. This is generally done because the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. Derivatives are subject to a number of risks, including market risk, liquidity risk, and the credit risk of the counterparty to the derivatives contract. Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the assets, rates, or indices they are designed to hedge or closely track. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The use of derivatives may also increase the amount of taxes payable by shareholders. Many derivative instruments also have documentation risk. Because the contract for each over-the-counter ("OTC") derivative transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for a fund to enforce its contractual rights may lead the fund to decide not to pursue its claims against the counterparty.

DESCRIPTION OF UNDERLYING FUNDS

The Lifestyle Portfolios may invest in any of the underlying funds. The following tables set forth, separately for the fixed-income underlying funds of John Hancock Funds II and the equity underlying funds of each of John Hancock Funds II and John Hancock Funds III: (i) the names of the underlying funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class I shares of the underlying funds for the current fiscal year, both before and after contractual fee waivers that are in place until October __, 2006 and that may be renewed from fiscal year to fiscal year thereafter by the Adviser; and
(iii) brief descriptions of the underlying funds' investment goals and principal strategies. Additional investment practices are described in the Fund's Statement of Additional Information and in the prospectuses for the underlying funds.

FIXED-INCOME UNDERLYING FUNDS - JOHN HANCOCK FUNDS II

                               ESTIMATED EXPENSE RATIO
                               BEFORE          AFTER
FUND AND SUBADVISER(S)       FEE WAIVER      FEE WAIVER                   GOAL AND PRINCIPAL STRATEGY
                             ----------      ----------
ACTIVE BOND FUND                                           Seeks income and capital appreciation by investing at
Declaration Management &                                   least 80% of its assets in a diversified mix of debt
Research LLC and                                           securities and instruments.
John Hancock Advisers, LLC

BOND INDEX FUND                                            Seeks to track the performance of the Lehman Brothers
Declaration Management &                                   Aggregate Index (which represents the U.S. investment
Research LLC                                               grade bond market).  The fund normally invests at least
                                                           80% of its assets in securities listed in this Index. The
                                                           fund is an intermediate-term bond fund of high and medium
                                                           credit quality.

CORE BOND FUND                                             Seeks total return consisting of income and capital
Wells Fargo Fund                                           appreciation by normally investing in a broad range of
Management, LLC                                            investment-grade debt securities.  The subadviser invests
                                                           in debt securities that it believes offer attractive
                                                           yields and are undervalued relative to issues of similar
                                                           credit quality and interest rate sensitivity.  From time
                                                           to time, the fund may also invest in unrated bonds
                                                           believed to be comparable to investment-grade debt
                                                           securities. Under normal circumstances, the subadviser
                                                           expects to maintain an overall effective duration range
                                                           between 4 and 5 1/2 years.

GLOBAL BOND FUND                                           Seeks to realize maximum total return, consistent with
Pacific Investment                                         preservation of capital and prudent investment management
Management Company                                         by investing primarily in fixed-income securities
                                                           denominated in major foreign currencies, baskets of
                                                           foreign currencies (such as the ECU) and the U.S. dollar.

HIGH YIELD FUND                                            Seeks to realize an above-average total return over a
Salomon Brothers Asset                                     market cycle of three to five years, consistent with
Management Inc                                             reasonable risk, by investing primarily in high yield
                                                           debt securities, including corporate bonds and other
                                                           fixed-income securities.

INVESTMENT QUALITY BOND                                    Seeks a high level of current income consistent with the
FUND                                                       maintenance of principal and liquidity by investing in a
Wellington Management                                      diversified portfolio of investment grade bonds, focusing
Company, LLP                                               on corporate bonds and U.S. Government bonds with
                                                           intermediate to longer term maturities.  The fund may
                                                           also invest up to 20% of its assets in non-investment
                                                           grade fixed income securities.

                               ESTIMATED EXPENSE RATIO
                               BEFORE          AFTER
FUND AND SUBADVISER(S)       FEE WAIVER      FEE WAIVER                   GOAL AND PRINCIPAL STRATEGY
                             ----------      ----------

REAL RETURN BOND FUND                                      Seeks maximum return, consistent with preservation of
Pacific Investment                                         capital and prudent investment management, by normally
Management Company                                         investing at least 80% of its net assets in
                                                           inflation-indexed bonds of varying maturities issued by
                                                           the U.S. and non-U.S. governments and by corporations.

SHORT-TERM BOND FUND                                       Seeks income and capital appreciation by investing at
Declaration Management                                     least 80% of its assets in a diversified mix of debt
& Research LLC                                             securities and instruments.

SPECTRUM INCOME FUND                                       Seeks a high level of current income with moderate share
T. Rowe Price Associates,                                  price fluctuation. The fund diversifies its assets widely
Inc.                                                       among market segments and seeks to maintain broad
                                                           exposure to several markets in an attempt to reduce the
                                                           impact of markets that are declining and to benefit from
                                                           good performance in particular segments over time. The
                                                           fund normally invests in domestic and international
                                                           bonds, income-oriented stocks, short-term securities,
                                                           mortgage-backed securities and U.S. Government
                                                           securities.  The fund may invest in high yield
                                                           fixed-income securities (commonly known as "junk bonds").

STRATEGIC BOND FUND                                        Seeks a high level of total return consistent with
Salomon Brothers Asset                                     preservation of capital by giving its subadviser broad
Management Inc                                             discretion to deploy the fund's assets among certain
                                                           segments of the fixed income market in the manner the
                                                           subadviser believes will best contribute to achieving the
                                                           fund's investment goal.

STRATEGIC INCOME FUND                                      Seeks a high level of current income by normally
John Hancock Advisers, LLC                                 investing primarily in: foreign government and corporate
                                                           debt securities from developed and emerging markets; U.S.
                                                           Government and agency securities; and U.S. high yield
                                                           bonds.

TOTAL RETURN FUND                                          Seeks to realize maximum total return, consistent with
Pacific Investment                                         preservation of capital and prudent investment
Management Company                                         management, by normally investing at least 65% of its
                                                           assets in a diversified portfolio of fixed income
                                                           securities of varying maturities.  The average portfolio
                                                           duration will normally vary within a three- to six-year
                                                           time frame based on the subadviser's forecast for
                                                           interest rates.

U.S. GOVERNMENT                                            Seeks a high level of current income, consistent with
SECURITIES FUND                                            preservation of capital and maintenance of liquidity, by
Salomon Brothers Asset                                     investing in debt obligations and mortgage-backed
Management Inc                                             securities issued or guaranteed by the U.S. Government,
                                                           its agencies or instrumentalities and derivative
                                                           securities such as collateralized mortgage obligations
                                                           backed by such securities.

U.S. HIGH YIELD BOND FUND                                  Seeks total return with a high level of current income
Wells Fargo Fund                                           by  normally investing primarily in below
Management, LLC                                            investment-grade debt securities (commonly known as "junk
                                                           bonds" or high yield securities).  The fund also invests
                                                           in corporate debt securities and may buy preferred and
                                                           other convertible securities and bank loans.

EQUITY UNDERLYING FUNDS - JOHN HANCOCK FUNDS II

                               ESTIMATED EXPENSE RATIO
                               BEFORE          AFTER
FUND AND SUBADVISER(S)       FEE WAIVER      FEE WAIVER                  GOAL AND PRINCIPAL STRATEGY
                             ----------      ----------
500 INDEX FUND                                             Seeks to approximate the aggregate total return of a
MFC Global Investment                                      broad U.S. domestic equity market index by attempting to
Management (U.S.A.)                                        track the performance of the S&P 500 Composite Stock
Limited                                                    Price Index*.

ALL CAP CORE FUND                                          Seeks long-term growth of capital by investing primarily
Deutsche Asset Management                                  in common stocks and other equity securities within all
Inc.                                                       asset classes (small, mid and large cap), primarily those
                                                           within the Russell 3000 Index

ALL CAP GROWTH FUND                                        Seeks long-term capital appreciation by normally
AIM Capital Management,                                    investing the its assets principally in common stocks of
Inc.                                                       companies that are likely to benefit from new or
                                                           innovative products, services or processes, as well as
                                                           those that have experienced above average, long-term
                                                           growth in earnings and have excellent prospects for
                                                           future growth.

ALL CAP VALUE FUND                                         Seeks capital appreciation by investing in equity
Lord, Abbett & Co                                          securities of U.S. and multinational companies in all
                                                           capitalization ranges that the subadviser believes are
                                                           undervalued.

BLUE CHIP GROWTH FUND                                      Seeks to achieve long-term growth of capital (current
T. Rowe Price Associates,                                  income is a secondary objective) by normally investing at
Inc.                                                       least 80% of its  total assets in the common stocks of
                                                           large and medium-sized blue chip growth companies.  Many
                                                           of the stocks in the portfolio are expected to pay
                                                           dividends.

CAPITAL APPRECIATION FUND                                  Seeks long-term capital growth by investing at least 65%
Jennison Associates LLC                                    of its total assets in equity-related securities of
                                                           companies that exceed $1 billion in market capitalization
                                                           and that the subadviser believes have above-average
                                                           growth prospects.  These companies are generally
                                                           medium-to-large capitalization companies.

CORE EQUITY FUND                                           Seeks long-term capital growth by normally investing
Legg Mason Funds                                           primarily in equity securities that, in the subadviser's
Management, Inc.                                           opinion, offer the potential for capital growth.  The
                                                           subadviser seeks to purchase securities at large
                                                           discounts to the subadviser's assessment of their
                                                           intrinsic value.

DYNAMIC GROWTH FUND                                        Seeks long-term growth of capital by investing in stocks
Deutsche Asset                                             and other equity securities of medium-sized U.S.
Management Inc.                                            companies with strong growth potential.

EMERGING GROWTH FUND                                       Seeks superior long-term rates of return through capital
MFC Global Investment                                      appreciation by normally investing primarily in high
Management (U.S.A.)                                        quality securities and convertible instruments of
Limited                                                    small-cap U.S. companies.

EMERGING SMALL COMPANY                                     Seeks long-term growth of capital by normally investing
FUND                                                       at least 80% of its net assets (plus any borrowings for
Franklin Advisers, Inc.                                    investment purposes) in common stock equity securities of
                                                           companies with market capitalizations that approximately
                                                           match the range of capitalization of the Russell 2000
                                                           Growth Index* ("small cap stocks") at the time of
                                                           purchase.

                               ESTIMATED EXPENSE RATIO
                               BEFORE          AFTER
FUND AND SUBADVISER(S)       FEE WAIVER      FEE WAIVER                  GOAL AND PRINCIPAL STRATEGY
                             ----------      ----------
EQUITY-INCOME FUND                                         Seeks to provide substantial dividend income and also
T. Rowe Price Associates,                                  long-term capital appreciation by investing primarily in
Inc.                                                       dividend-paying common stocks, particularly of
                                                           established companies with favorable prospects for both
                                                           increasing dividends and capital appreciation.

FINANCIAL SERVICES FUND                                    Seeks growth of capital by normally investing at least
Davis Advisors                                             80% of the its net assets (plus any borrowings for
                                                           investment purposes) in companies principally engaged in
                                                           financial services.  A company is "principally engaged"
                                                           in financial services if it owns financial
                                                           services-related assets constituting at least 50% of the
                                                           value of its total assets, or if at least 50% of its
                                                           revenues are derived from its provision of financial
                                                           services.

FUNDAMENTAL VALUE FUND                                     Seeks growth of capital by normally investing primarily
Davis Advisors                                             in common stocks of U.S. companies with market
                                                           capitalizations of at least $5 billion that the
                                                           subadviser believes are undervalued.  The fund may also
                                                           invest in U.S. companies with smaller capitalizations.

GLOBAL ALLOCATION FUND                                     Seeks total return, consisting of long-term capital
UBS Global Asset                                           appreciation and current income, by investing in equity
Management                                                 and fixed income securities of issuers located within and
                                                           outside the U.S.

GLOBAL FUND                                                Seeks long-term capital appreciation by normally
Templeton Global Advisors                                  investing at least 80% of its net assets (plus any
Limited                                                    borrowings for investment purposes) in equity securities
                                                           of companies located anywhere in the world, including
                                                           emerging markets.

GROWTH & INCOME FUND                                       Seeks income and long-term capital appreciation by
Independence Investment                                    normally investing primarily in a diversified mix of
LLC                                                        common stocks of large U.S. companies.

GROWTH FUND                                                Seeks long-term capital appreciation by seeking to
Grantham, Mayo,                                            outperform its benchmark. The fund typically makes equity
van Otterloo & Co. LLC                                     investments in U.S. companies whose stocks are included
                                                           in the Russell 1000 Index, or in companies with size and
                                                           growth characteristics similar to those of companies with
                                                           stocks in the Index.

GROWTH OPPORTUNITIES FUND                                  Seeks long-term capital growth by seeking to outperform
Grantham, Mayo,                                            its benchmark, the Russell 2500 Growth Index . The fund
van Otterloo & Co. LLC                                     typically makes equity investments in companies whose
                                                           stocks are included in the Russell 2500 Index, or in
                                                           companies with total market capitalizations similar such
                                                           companies  ("small cap companies"). The fund normally
                                                           invests at least 80% of its assets in investments in
                                                           small cap companies.

HEALTH SCIENCES FUND                                       Seeks long-term capital appreciation by normally
T. Rowe Price Associates,                                  investing at least 80% of its net assets (plus any
Inc.                                                       borrowings for investment purposes) in common stocks of
                                                           companies engaged in the research, development,
                                                           production, or distribution of products or services
                                                           related to health care, medicine, or the life sciences
                                                           (collectively, "health sciences").

INCOME & VALUE FUND                                        Seeks the balanced accomplishment of (a) conservation of
Capital Guardian                                           principal and (b) long-term growth of capital and income
Trust Company                                              by investing its assets in both equity and fixed-income
                                                           securities.  The subadviser has full discretion to
                                                           determine the allocation between equity and fixed income
                                                           securities.

INTERNATIONAL EQUITY                                       Seeks to track the performance of broad-based equity
INDEX FUND                                                 indices of foreign companies in developed and emerging
SSgA Funds                                                 markets by attempting to track the performance of the
Management, Inc.                                           MSCI All Country World ex-US Index*.

                               ESTIMATED EXPENSE RATIO
                               BEFORE          AFTER
FUND AND SUBADVISER(S)       FEE WAIVER      FEE WAIVER                   GOAL AND PRINCIPAL STRATEGY
                             ----------      ----------
INTERNATIONAL GROWTH FUND                                  Seeks high total return by seeking to outperform its
Grantham, Mayo,                                            benchmark, the S&P/Citigroup Primary Market Index ("PMI")
van Otterloo & Co. LLC                                     Europe, Pacific, Asia Composite ("EPAC") Growth Style
                                                           Index. The fund typically invests in a diversified
                                                           portfolio of equity investments from the world's
                                                           developed markets other than the U.S.

INTERNATIONAL                                              Seeks long-term growth of capital by normally investing
OPPORTUNITIES FUND                                         at least 65% of its assets in common stocks of foreign
Marisco Capital                                            companies selected for their long-term growth potential.
Management, LLC                                            The fund may invest in companies of any size throughout
                                                           the world and normally invests in issuers from at least
                                                           three different countries not including the U.S.  It may
                                                           invest in common stocks of companies operating in
                                                           emerging markets.

INTERNATIONAL SMALL CAP                                    Seeks capital appreciation by investing primarily in the
FUND                                                       common stock of companies located outside the U.S. which
Templeton Investment                                       have total stock market capitalization or annual revenues
Counsel, Inc.                                              of $1.5 billion or less ("small company securities").

INTERNATIONAL STOCK  FUND                                  Seeks to achieve high total return by  outperforming its
Grantham, Mayo,                                            benchmark, the MSCI EAFE Index.*  The fund normally
van Otterloo & Co. LLC                                     invests 80% of its assets in equity securities and
                                                           typically invests in a diversified mix of equity
                                                           investments from developed markets other than the U.S.

INTERNATIONAL VALUE FUND                                   Seeks long-term growth of capital by normally investing
Templeton Investment                                       primarily in equity securities of companies located
Counsel, Inc.                                              outside the U.S., including emerging markets.

INTRINSIC VALUE FUND                                       Seeks long-term capital growth by seeking to outperform
Grantham, Mayo,                                            its benchmark, the Russell 1000 Value Index.  The fund
van Otterloo & Co. LLC                                     typically makes equity investments in U.S. companies
                                                           whose stocks are included in the Russell 1000 Index, or
                                                           in companies with size and growth characteristics similar
                                                           to those of companies with stocks in the Index.

LARGE CAP FUND                                             Seeks to maximize total return, consisting of capital
UBS Global Asset                                           appreciation and current income, by normally investing at
Management                                                 least 80% of its net assets (plus borrowings for
                                                           investment purposes, if any) in equity securities of U.S.
                                                           large capitalization companies.

LARGE CAP GROWTH FUND                                      Seeks long-term growth of capital by normally investing
Fidelity Management                                        at least 80% of its net assets (plus any borrowings for
& Research Company                                         investment purposes) in equity securities of companies
                                                           with large market capitalizations.

LARGE CAP VALUE FUND                                       Seeks long-term growth of capital by normally investing,
Mercury Advisors                                           primarily in a diversified portfolio of equity securities
                                                           of large cap companies located in the U.S.

MANAGED FUND                                               Seeks income and long-term capital appreciation by
Grantham, Mayo,                                            investing primarily in a diversified mix of: (a) common
van Otterloo & Co. LLC                                     stocks of large and mid sized U.S. companies; and (b)
and Declaration                                            bonds with an overall intermediate term average
Management                                                 maturity.  The fund employs a multi-manager approach with
& Research LLC                                             two subadvisers, each of which employs its own investment
                                                           approach and independently manages its portion of the
                                                           fund's portfolio.

                               ESTIMATED EXPENSE RATIO
                               BEFORE          AFTER
FUND AND SUBADVISER(S)       FEE WAIVER      FEE WAIVER                  GOAL AND PRINCIPAL STRATEGY
                             ----------      ----------
MID CAP CORE FUND                                          Seeks long-term growth of capital by normally investing
AIM Capital                                                at least 80% of its assets in equity securities,
Management, Inc.                                           including convertible securities, of mid-capitalization
                                                           companies.

MID CAP INDEX FUND                                         Seeks to approximate the aggregate total return of a mid
MFC Global Investment                                      cap U.S. domestic equity market index by attempting to
Management (U.S.A.)                                        track the performance of the S&P Mid Cap 400 Index*.
Limited

MID CAP STOCK FUND                                         Seeks long-term growth of capital by normally investing
Wellington Management                                      at least 80% of its net assets (plus any borrowings for
Company, LLP                                               investment purposes) in equity securities of medium-sized
                                                           companies with significant capital appreciation
                                                           potential.  The fund tends to invest in companies having
                                                           market capitalizations similar to those of companies
                                                           included in the Russell Mid Cap Index.

MID CAP VALUE FUND                                         Seeks capital appreciation by normally investing at least
Lord, Abbett & Co                                          80% of its net assets (plus any borrowings for investment
                                                           purposes) in mid-sized companies, with market
                                                           capitalizations of roughly $500 million to $10 billion.

NATURAL RESOURCES FUND                                     Seeks long-term total return by normally investing
Wellington Management                                      primarily in equity and equity-related securities of
Company, LLP                                               natural resource-related companies worldwide.

OVERSEAS EQUITY FUND                                       Seeks long-term capital appreciation by normally
Capital Guardian                                           investing at least 80% of its assets in equity securities
Trust Company                                              of companies outside the U.S. in a diversified mix of
                                                           large established and medium-sized foreign companies
                                                           located primarily in developed countries and, to a lesser
                                                           extent, in emerging markets.

PACIFIC RIM FUND                                           Seeks long-term growth of capital by investing in a
MFC Global Investment                                      diversified portfolio comprised primarily of common
Management (U.S.A.)                                        stocks and equity-related securities of corporations
Limited                                                    domiciled in countries in the Pacific Rim region.

QUANTITATIVE ALL CAP FUND                                  Seeks long-term growth of capital by normally investing
MFC Global Investment                                      primarily in equity securities of U.S. companies.  The
Management (U.S.A.)                                        fund will generally focus on equity securities of U.S.
Limited                                                    companies across the three market capitalization ranges
                                                           of large, mid and small.

QUANTITATIVE MID CAP FUND                                  Seeks long-term growth of capital by normally investing
MFC Global Investment                                      at least 80% of its total assets (plus any borrowings for
Management (U.S.A.)                                        investment purposes) in U.S. mid-cap stocks, convertible
Limited                                                    preferred stocks, convertible bonds and warrants.

                               ESTIMATED EXPENSE RATIO
                               BEFORE          AFTER
FUND AND SUBADVISER(S)       FEE WAIVER      FEE WAIVER                   GOAL AND PRINCIPAL STRATEGY
                             ----------      ----------
QUANTITATIVE VALUE FUND                                    Seeks long-term capital appreciation by investing
MFC Global Investment                                      primarily in large-cap U.S. securities with the potential
Management (U.S.A.)                                        for long-term growth of capital.
Limited

REAL ESTATE SECURITIES                                     Seeks to achieve a combination of long-term capital
FUND                                                       appreciation and current income by normally investing at
Deutsche Asset Management                                  least 80% of its net assets (plus any borrowings for
Inc.                                                       investment purposes) in equity securities of real estate
                                                           investment trusts ("REITs") and real estate companies.

SCIENCE & TECHNOLOGY FUND                                  Seeks long-term growth of capital by normally investing
T. Rowe Price Associates,                                  at least 80% of its net assets (plus any borrowings for
Inc.                                                       investment purposes) in common stocks of companies
                                                           expected to benefit from the development, advancement,
                                                           and use of science and technology.  Current income is
                                                           incidental to the fund's objective.

SMALL CAP FUND                                             Seeks maximum capital appreciation consistent with
Independence Investment                                    reasonable risk to principal by normally investing at
LLC                                                        least 80% of its net assets in equity securities of
                                                           companies whose market capitalizations are under $2
                                                           billion.

SMALL CAP GROWTH FUND                                      Seeks long-term capital appreciation by normally
Wellington Management                                      investing primarily in small-cap companies believed to
Company, LLP                                               offer above average potential for growth in revenues and
                                                           earnings.

SMALL CAP INDEX FUND                                       Seeks to approximate the aggregate total return of a
MFC Global Investment                                      small cap U.S. domestic equity market index by attempting
Management (U.S.A.)                                        to track the performance of the Russell 2000 Index.*
Limited

SMALL CAP OPPORTUNITIES                                    Seeks long-term capital appreciation by normally
FUND                                                       investing at least 80% of its assets in equity securities
Munder Capital Management                                  of companies with market capitalizations within the range
                                                           of the companies in the Russell 2000 Index.

SMALL CAP VALUE FUND                                       Seeks long-term capital appreciation by normally
Wellington Management                                      investing at least 80% of its assets in small-cap
Company, LLP                                               companies that are believed to be undervalued by various
                                                           measures and to offer good prospects for capital
                                                           appreciation.

SMALL COMPANY FUND                                         Seeks long-term capital growth by normally investing
American Century                                           primarily in equity securities of smaller-capitalization
Investment                                                 U.S. companies.   The subadviser uses quantitative,
Management, Inc.                                           computer-driven models to construct the fund's portfolio
                                                           of stocks.

                               ESTIMATED EXPENSE RATIO
                               BEFORE          AFTER
FUND AND SUBADVISER(S)       FEE WAIVER      FEE WAIVER                  GOAL AND PRINCIPAL STRATEGY
                             ----------      ----------
SMALL COMPANY GROWTH FUND                                  Seeks long-term growth of capital by normally investing
AIM Capital Management,                                    at least 80% of its assets in securities of
Inc.                                                       small-capitalization companies.  The subadviser seeks to
                                                           identify those companies that have strong earnings
                                                           momentum or demonstrate other potential for growth of
                                                           capital.

SMALL COMPANY VALUE FUND                                   Seeks long-term growth of capital by investing primarily
T. Rowe Price Associates,                                  in small companies whose common stocks are believed to be
Inc.                                                       undervalued. The fund will normally invest at least 80%
                                                           of its net assets (plus any borrowings for investment
                                                           purposes) in companies with  market capitalizations that
                                                           do not exceed the maximum market capitalization of any
                                                           security in the Russell 2000 Index* at the time of
                                                           purchase.

SPECIAL VALUE FUND                                         Seeks long-term capital growth by normally investing at
Salomon Brothers Asset                                     least 80% of its net assets in common stocks and other
Management Inc                                             equity securities of companies whose market
                                                           capitalizations at the time of investment are no greater
                                                           than the market capitalization of companies in the
                                                           Russell 2000 Value Index.

STRATEGIC OPPORTUNITIES                                    Seeks growth of capital by investing primarily in common
FUND                                                       stocks.  Investments may include securities of domestic
Fidelity Management &                                      and foreign issuers, and growth or value stocks or a
Research Company                                           combination of both.

STRATEGIC VALUE FUND                                       Seeks capital appreciation by normally investing at least
Massachusetts Financial                                    65% of its net assets in common stocks and related
Services Company                                           securities of companies which the subadviser believes are
                                                           undervalued in the market relative to their long term
                                                           potential.

TOTAL STOCK MARKET INDEX                                   Seeks to approximate the aggregate total return of a
FUND                                                       broad U.S. domestic equity market index by attempting to
MFC Global Investment                                      track the performance of the Wilshire 5000 Equity Index*
Management (U.S.A.)
Limited

U.S. CORE FUND                                             Seeks to achieve a high total return by outperforming its
Grantham, Mayo,                                            benchmark, the S&P 500 Index.  The fund normally invests
van Otterloo & Co. LLC                                     at least 80% of its assets in investments tied
                                                           economically to the U.S. and typically makes equity
                                                           investments in larger capitalized U.S. companies to gain
                                                           broad exposure to the U.S. equity market.

U.S. GLOBAL LEADERS                                        Seeks long-term growth of capital by normally investing
GROWTH FUND                                                primarily in common stocks of "U.S. Global Leaders" as
Sustainable Growth                                         determined by the subadviser.
Advisers, L.P.

U.S. LARGE CAP FUND                                        Seeks long-term growth of capital and income by normally
Capital Guardian                                           investing its assets  primarily in equity and
Trust Company                                              equity-related securities of companies with market
                                                           capitalizations greater than $500 million.

U.S. MULTI SECTOR FUND                                     Seeks total return greater than its benchmark, the
Grantham, Mayo,                                            Russell 3000 Index. The fund normally invests in
van Otterloo & Co. LLC                                     securities in the Wilshire 5000 Index, an independently
                                                           maintained index which measures the performance of all
                                                           equity securities (with readily available price data) of
                                                           issuers with headquarters in the U.S.  The fund normally
                                                           at lest 80% of its assets in investments tied
                                                           economically to the U.S.

                               ESTIMATED EXPENSE RATIO
                               BEFORE          AFTER
FUND AND SUBADVISER(S)       FEE WAIVER      FEE WAIVER                  GOAL AND PRINCIPAL STRATEGY
                             ----------      ----------
UTILITIES FUND                                             Seeks capital growth and current income (income above
Massachusetts Financial                                    that available from a portfolio invested entirely in
Services Company                                           equity securities) by normally investing at least 80% of
                                                           its net assets (plus any borrowings for investment
                                                           purposes) in equity and debt securities of domestic and
                                                           foreign companies in the utilities industry.

VALUE & RESTRUCTURING FUND                                 Seeks long-term capital appreciation by investing
United States Trust                                        primarily (at least 65% of its assets) in common stocks
Company                                                    of U.S. and, to a lesser extent, foreign companies whose
                                                           share prices, in the opinion of the subadviser, do not
                                                           reflect the economic value of company assets, but where
                                                           the subadviser believes restructuring efforts or industry
                                                           consolidation will serve to highlight true company
                                                           values. The subadviser looks for companies as to which
                                                           restructuring activities, such as consolidations,
                                                           outsourcing, spin-offs or reorganizations (including
                                                           companies that have filed for protection from creditors
                                                           under the U.S. Bankruptcy Code), will offer significant
                                                           value to the issuer and increase its investment potential.

VALUE FUND                                                 Seeks to realize an above-average total return over a
Van Kampen                                                 market cycle of three to five years, consistent with
                                                           reasonable risk, by investing primarily in equity
                                                           securities of companies with capitalizations similar to
                                                           the market capitalizations of companies in the Russell
                                                           Midcap Value Index.

VISTA FUND                                                 Seeks long-term capital growth by normally investing in
American Century                                           common stocks of U.S. and foreign companies that are
Investment                                                 medium-sized and smaller at the time of purchase. The
Management, Inc.                                           fund also may invest in domestic and foreign preferred
                                                           stocks, convertible debt securities, equity-equivalent
                                                           securities, non-leveraged futures contracts and options,
                                                           notes, bonds and other debt securities.  The subadviser
                                                           looks for stocks of medium-sized and smaller companies it
                                                           believes will increase in value over time, using a
                                                           proprietary investment strategy.

EQUITY UNDERLYING FUNDS - JOHN HANCOCK FUNDS III

                               ESTIMATED EXPENSE RATIO
                               BEFORE          AFTER
FUND AND SUBADVISER          FEE WAIVER      FEE WAIVER    GOAL AND PRINCIPAL STRATEGY
                             ----------      ----------
ACTIVE VALUE FUND                                          Seeks long-term capital growth by seeking to outperform
Grantham, Mayo,                                            its benchmark, the Russell 1000 Value Index.*   The fund
van Otterloo & Co. LLC                                     typically makes equity investments in U.S. companies
                                                           whose stocks are included in the Russell 1000 Index, or
                                                           in companies with size and value characteristics similar
                                                           to those of companies with stocks in the Index.

GLOBAL FUND                                                Seeks to achieve high total return by seeking to
Grantham, Mayo,                                            outperform its benchmark, the S&P/Citigroup Primary
van Otterloo & Co. LLC                                     Market Index ("PMI") World Growth Index.  The fund
                                                           typically invests in a diversified portfolio of equity
                                                           investments from the world's developed markets.

                               ESTIMATED EXPENSE RATIO
                               BEFORE          AFTER
FUND AND SUBADVISER          FEE WAIVER      FEE WAIVER                   GOAL AND PRINCIPAL STRATEGY
                             ----------      ----------
GROWTH FUND                                                Seeks long-term capital growth by seeking to outperform
Grantham, Mayo,                                            its benchmark, the Russell 1000 Growth Index.  The fund
van Otterloo & Co. LLC                                     typically makes equity investments in U.S. companies
                                                           whose stocks are included in the Russell 1000 Index, or
                                                           in companies with size and growth characteristics similar
                                                           to those of companies with stocks in the Index.

GROWTH OPPORTUNITIES FUND                                  Seeks long-term capital growth by seeking to outperform
Grantham, Mayo,                                            its benchmark, the Russell 2500 Growth Index. The fund
van Otterloo & Co. LLC                                     typically makes equity investments in companies whose
                                                           stocks are included in the Russell 2500 Index, or in
                                                           companies with total market capitalizations similar such
                                                           companies  ("small cap companies"). The fund normally
                                                           invests at least 80% of its assets in investments in
                                                           small cap companies.

INTERNATIONAL CORE FUND                                    Seeks to achieve high total return by seeking to
Grantham, Mayo,                                            outperform its benchmark, the MSCI EAFE Index. The fund
van Otterloo & Co. LLC                                     normally invests 80% of its assets in equity securities
                                                           and typically invests in a diversified mix of equity
                                                           investments from developed markets outside the U.S.

INTERNATIONAL GROWTH FUND                                  Seeks to achieve high total return by seeking to
Grantham, Mayo,                                            outperform its benchmark, the S&P/Citigroup Primary
van Otterloo & Co. LLC                                     Market Index ("PMI") Europe, Pacific, Asia Composite
                                                           ("EPAC") Growth Style Index.*  The fund typically invests
                                                           in a diversified mix of equity investments from developed
                                                           markets outside the U.S.

INTRINSIC VALUE FUND                                       Seeks long-term capital growth by seeking to outperform
Grantham, Mayo,                                            its benchmark, the Russell 1000 Value Index.  The fund
van Otterloo & Co. LLC                                     typically makes equity investments in U.S. companies
                                                           whose stocks are included in the Russell 1000 Index, or
                                                           in companies with size and growth characteristics similar
                                                           to those of companies with stocks in the Index.

U.S. CORE FUND                                             Seeks to achieve a high total return by outperforming its
Grantham, Mayo,                                            benchmark, the S&P 500 Index.  The fund normally invests
van Otterloo & Co. LLC                                     at least 80% of its assets in investments tied
                                                           economically to the U.S. and typically makes equity
                                                           investments in larger capitalized U.S. companies to gain
                                                           broad exposure to the U.S. equity market.

U.S. QUALITY EQUITY FUND                                   Seeks to achieve a high total return by outperforming its
Grantham, Mayo,                                            benchmark, the S&P 500 Index.  The fund normally invests
van Otterloo & Co. LLC                                     at least 80% of its assets in investments tied
                                                           economically to the U.S. and typically makes equity
                                                           investments in larger capitalized U.S. companies to gain
                                                           broad exposure to the U.S. equity market. The fund
                                                           typically holds between 40 and 80 stocks.

VALUE OPPORTUNITIES FUND                                   Seeks long-term capital growth by seeking to outperform
Grantham, Mayo,                                            its benchmark, the Russell 2500 Value Index. The fund
van Otterloo & Co. LLC                                     typically makes equity investments in companies whose
                                                           stocks are included in the Russell 2500 Index, or in
                                                           companies with total market capitalizations similar such
                                                           companies  ("small cap companies"). The fund normally
                                                           invests at least 80% of its assets in securities of small
                                                           cap companies.

---------------
*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex US Index" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the index funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the funds.

FUND DETAILS

BUSINESS STRUCTURE

The diagram below shows the basic business structure used by John Hancock Funds
II. The Board of Trustees of John Hancock Funds II oversees its business activities and retains the services of the various firms that carry out the operations of the funds.

The Trustees have the power to change the respective investment goal of each of the Lifestyle Portfolios without shareholder approval.

MANAGEMENT FEES The Fund pays the Adviser a fee for each Lifestyle Portfolio. The fee is stated as an annual percentage of the current value of the aggregate assets of all the Lifestyle Portfolios (together with the assets of all the Lifestyle Trusts of John Hancock Trust) determined in accordance with the following schedule and that rate is applied to the assets of each fund.

                             MANAGEMENT FEE SCHEDULE

                                                  FIRST       EXCESS OVER
                                              $7.5 BILLION    $7.5 BILLION
Aggregate Assets of Lifestyle Portfolios
and JHT Lifestyle Trusts                         0.050%          0.040%

[DIAGRAM]

Shareholders

Financial Services firms and their representatives

      Advise current and prospective shareholders on their fund investments, often in the context of an overall financial plan.

Distribution and shareholder services

Principal distributor

      John Hancock Funds, LLC

      Markets the funds distributes shares through selling brokers, financial planners and other financial representatives.

Transfer agent

      John Hancock Signature Services, Inc.

      Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

Asset management

Custodian

      State Street Bank and Trust Company

      225 Franklin Street
      Boston, Massachusetts 02110

      Holds the funds' assets, settles all portfolio trades and collects most of the valuation data required for calculating each fund's NAV.

Investment adviser

      John Hancock Investment Management Services, LLC
      601 Congress Street
      Boston, Massachusetts 02210

      Manages the funds' business and investment activities.

Subadviser

      MFC Global Investment Management (U.S.A.) Limited
      200 Bloor Street East
      Toronto, Ontario, Canada M4W 1E5

      Provides portfolio management to the funds.

Subadviser consultant

      Deutsche Asset Management, Inc.
      345 Park Avenue
      New York, New York 10154

      Provides assets allocation consulting services to the subadviser.

Trustees

      Oversee the funds' activities.

[END OF DIAGRAM]

SUBADVISER

MFC Global (U.S.A.) is the subadviser to each of the Lifestyle Portfolios. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly-owned subsidiary of MFC.

DeAM provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Lifestyle Portfolios. DeAM provides investment advisory services to retail and institutional clients. DeAM is a wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

The subadviser is compensated by the Adviser, and not by any of the Lifestyle Portfolios. Similarly, DeAM is compensated by the subadviser, and not by any of the Lifestyle Portfolios.

Pursuant to an order received from the SEC, the Adviser is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, the Fund is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

PORTFOLIO MANAGER

Steve Orlich is the portfolio manager for each Lifestyle Portfolio. He joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation. The Fund's Statement of Additional Information includes additional information about Mr. Orlich's compensation, the accounts he manages other than the Lifestyle Portfolios and his ownership of shares of the funds, if any.

FINANCIAL HIGHLIGHTS

These tables detail the performance of each Lifestyle Portfolio's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

John Hancock Funds II commenced operations on October __, 2005, after a reorganization in which it succeeded to the operations of Series I shares of separate portfolios of John Hancock Trust ("JHT"). For each of the Lifestyle Portfolios, financial highlights are presented below for the Series I shares of the predecessor portfolio of JHT (from inception of the Series I shares through December 31 of each fiscal period shown).

                          [TO BE INSERTED BY AMENDMENT]

[BACK COVER]

FOR MORE INFORMATION

The following documents are available that offer further information on John Hancock Funds II:

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

The annual and semi-annual reports to shareholders of John Hancock Trust ("JHT") include, with respect to the predecessor JHT portfolios of the Lifestyle Portfolios, financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI of John Hancock Funds II contains more detailed information on all aspects of the Lifestyle Portfolios, including a summary of the policy of John Hancock Funds II regarding disclosure of the funds' portfolio holdings. The current SAI has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus.

TO REQUEST A FREE COPY OF THE CURRENT ANNUAL/SEMI-ANNUAL REPORTS OF JHT OR THE SAI OF JOHN HANCOCK FUNDS II, PLEASE CONTACT JOHN HANCOCK:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

On the Internet: www.jhfunds.com

OR YOU MAY VIEW OR OBTAIN THESE DOCUMENTS AND OTHER INFORMATION ABOUT THE FUND FROM THE SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-______.

[JOHN HANCOCK FUNDS II LOGO]

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION WITH RESPECT TO THESE SECURITIES IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

        SUBJECT TO COMPLETION: PRELIMINARY PROSPECTUS DATED JUNE 30, 2005

             -------------------------------------------------------

JOHN HANCOCK FUNDS II

PROSPECTUS DATED __________, 2005

Mid Cap Stock Fund
Quantitative All Cap Fund

CLASS A, CLASS B AND CLASS C -- RETAIL SHARES
CLASS R -- RETIREMENT SHARES

[JOHN HANCOCK FUNDS II LOGO]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

CONTENTS

                                                                                               PAGE
OVERVIEW
THE FUNDS
       Mid Cap Stock Fund
       Quantitative All Cap Fund
CLASS A, CLASS B AND CLASS C SHARES
       Choosing a share class
       How sales charges are calculated
       Sales charge reductions and waivers
       Opening an account
       Buying shares
       Selling shares
CLASS R SHARES
       Who can buy Class R shares
       Class R shares cost structure
       Opening an account
       Information for plan participants
       Buying shares
       Selling shares
YOUR ACCOUNT
       Transaction policies
       Dividends and account policies
       Additional investor services
FUND DETAILS
       Business structure
       Subadvisers and portfolio managers
       Financial highlights
FOR MORE INFORMATION                                                                         Back Cover

OVERVIEW

The funds of John Hancock Funds II (sometimes referred to as the "Fund") offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

This prospectus relates to the Class A, Class B, Class C and Class R shares of the Mid Cap Stock Fund and the Quantitative All Cap Fund. Class A, Class B and Class C shares are sold to retail investors. Class R shares are sold only to certain eligible retirement plans.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

INVESTMENT MANAGEMENT

John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to the Fund and each of the funds. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. The Adviser administers the business and affairs of the Fund and retains and compensates investment subadvisers which manage the assets of the funds. Each subadviser formulates a continuous investment program for the fund it subadvises, consistent with the fund's investment goals and policies. The Adviser and each of the subadvisers is registered as an investment adviser under the Investment Advisers Act of 1940 or is exempt from such registration.

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[GRAPHIC]

GOAL AND STRATEGY

The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC]

PAST PERFORMANCE

The fund's total return, measured year-by-year and over time.

[GRAPHIC]

MAIN RISKS

The major risk factors associated with the fund.

[GRAPHIC]

YOUR EXPENSES

The overall costs borne by an investor in the fund, including sales charges and annual expenses.

MID CAP STOCK FUND

SUBADVISER:  Wellington Management Company, LLP ("Wellington Management")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. The fund tends to invest in companies having market capitalizations similar to those of companies included in the Russell Midcap Index ($631 million to $33.8 billion at December 31,
2004).

In managing the portfolio, Wellington Management's investment approach, while based primarily on proprietary fundamental analysis, may also be shaped by secular and industry themes. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, Wellington Management looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., great management team), and attractive relative value within the context of a security's primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.

The fund may invest up to 15% of its assets in foreign securities.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class A, Class B, Class C and Class R shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October 31, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance (before or after taxes) does not indicate future results.

CLASS A, TOTAL RETURNS

Best Quarter: Q4 '01, 20.74%
Worst Quarter: Q1 '01, -23.64%

AFTER TAX RETURNS

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEX  (reflects no fees or taxes)

RUSSELL MIDCAP GROWTH INDEX -- an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGE)

[BAR CHART]

2000           2001          2002         2003          2004
-4.0%         -11.0%        -22.6%        42.3%         19.0%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING 12-31-04(a)

                                                                                                                   SINCE
                                                                           1 YEAR           5 YEARS              INCEPTION
Class A ( before taxes) (b)
Class A (after taxes on distributions)
Class A (after taxes on distributions and sale of shares)
Class B (b)
Class C (b)
Class R (b)
Russell Midcap Growth Index                                                15.48%            -3.36%                2.96%

---------------
(a) The Series I shares of the predecessor JHT portfolio commenced operations on May 7, 1997. For periods prior to October __, 2005, the performance shown reflects the performance of the Series I shares of the predecessor portfolio adjusted to reflect any front-end or deferred sales charge applicable to the shares of the fund.

(b) This share class has higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

   - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

   - INVESTMENT CATEGORY RISK. The fund's strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.

   - MID CAP STOCK RISK. The fund's investments in mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

   - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

   - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

SHAREHOLDER TRANSACTION EXPENSES                                   CLASS A         CLASS B        CLASS C           CLASS R
Maximum front-end sales charge  (load) on
purchases as a % of purchase price                                                                                   None
Maximum deferred sales charge (load) as a %
of purchase or sale price, whichever is less                                                                         None

ANNUAL OPERATING EXPENSES (a)                                  CLASS A           CLASS B            CLASS C            CLASS R
Management fee
Distribution and service (12b-1) fees                           0.30%             1.00%              1.00%              0.50%
Other expenses
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                             YEAR 1              YEAR 3             YEAR 5              YEAR 10
Class A

Class B with redemption                                                                                                   (a)
Class B without redemption                                                                                                (a)

Class C with redemption
Class C without redemption

Class R

----------
(a) Reflects conversion of Class B shares to Class A shares after eight years.

PORTFOLIO MANAGER

The Wellington Management portfolio manager for the fund and its predecessor and the year he joined the fund team are:

Michael T. Carmen, CFA (2000)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS A               Ticker
                      CUSIP
                      Newspaper
                      SEC number
                      JH II fund number

CLASS B               Ticker
                      CUSIP
                      Newspaper
                      SEC number
                      JH II fund number

CLASS C               Ticker
                      CUSIP
                      Newspaper
                      SEC number
                      JH II fund number

CLASS R               Ticker
                      CUSIP
                      Newspaper
                      SEC number
                      JH II fund number

QUANTITATIVE ALL CAP FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited. ("MFC Global (U.S.A.)")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests primarily in equity securities of U.S. companies. The portfolio will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

In managing the portfolio, MFC Global (U.S.A.) ranks stocks based on financial attributes, including earnings, valuation, growth and momentum using quantitative analysis. Quantitative analysis is the process of determining the value of a security by examining its numerical, measurable characteristics such as revenues, price, earnings, valuation and growth and by performing statistical and numerical analysis on this characteristic data. The subadviser will then use fundamental analysis to identify large, mid and small cap companies with strong industry positions, leading market shares, proven management and strong financials. Stocks meeting both fundamental and quantitative analysis will be considered for the fund's portfolio.

The fund may invest to a limited extent in foreign securities and may have exposure to foreign currencies through its investment in these securities, direct holdings of foreign currencies or use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

The fund may also invest to a limited extent in fixed-income securities, including money market instruments.

The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance of Class A, Class B, Class C and Class R shares over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. For periods prior to October 31, 2005, the date on which the fund commenced operations, historical performance of the fund's shares is based on the performance of the shares of the fund's predecessor John Hancock Trust ("JHT") portfolio as indicated in the notes to the table. All figures assume dividend reinvestment. Past performance (before or after taxes) does not indicate future results.

CLASS A, TOTAL RETURNS

Best Quarter:  Q4 `03, 13.17%
Worst Quarter:  Q3 `04, -1.38%

AFTER TAX RETURNS

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEX  (reflect no fees or taxes)

RUSSELL 3000 INDEX -- an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. market.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGE)

[BAR CHART]

    2004
    14.9%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING 12-31-04(a)

                                                                                                  SINCE
                                                                            1 YEAR              INCEPTION
Class A ( before taxes) (b)
Class A (after taxes on distributions)
Class A (after taxes on distributions and sale of shares)
Class B (b)
Class C (b)
Class R (b)
Russell 3000 Index                                                          11.95%                22.32%

----------
(a) The Series I shares of the predecessor JHT portfolio commenced operations on May 5, 2003. For periods prior to October __, 2005, the performance shown reflects the performance of the Series I shares of the predecessor portfolio adjusted to reflect any front-end or deferred sales charge applicable to the shares of the fund.

(b) This share class has higher expenses than the Series I shares of the predecessor portfolio. Performance would be lower if adjusted for these higher expenses.

[GRAPHIC]

MAIN RISKS

   - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

   - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

   - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

   - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

SHAREHOLDER TRANSACTION EXPENSES                                   CLASS A         CLASS B        CLASS C           CLASS R
Maximum front-end sales charge  (load) on
purchases as a % of purchase price                                                                                   None
Maximum deferred sales charge (load) as a %
of purchase or sale price, whichever is less                                                                         None

ANNUAL OPERATING EXPENSES (a)                                  CLASS A           CLASS B            CLASS C            CLASS R
Management fee
Distribution and service (12b-1) fees                           0.30%             1.00%              1.00%              0.50%
Other expenses
Total fund operating expenses
Expense reimbursement (b)
Net fund operating expenses

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                             YEAR 1              YEAR 3             YEAR 5              YEAR 10
Class A

Class B with redemption                                                                                                   (a)
Class B without redemption                                                                                                (a)

Class C with redemption
Class C without redemption

Class R

----------
(a) Reflects conversion of Class B shares to Class A shares after eight years.

PORTFOLIO MANAGERS

The MFC Global (U.S.A.) portfolio managers for the fund and its predecessor and the year each joined the fund team are:

Harpreet Singh (2003)
Chris Hensen, CFA (2003)
Rhonda Chang, CFA (2003)
Robert Lutzko, CFA (2003)
Brett Hryb, CFA (2003)

See page __ for subadviser information and management biographies.

FUND CODES

CLASS A               Ticker
                      CUSIP
                      Newspaper
                      SEC number
                      JH II fund number

CLASS B               Ticker
                      CUSIP
                      Newspaper
                      SEC number
                      JH II fund number

CLASS C               Ticker
                      CUSIP
                      Newspaper
                      SEC number
                      JH II fund number

CLASS R               Ticker
                      CUSIP
                      Newspaper
                      SEC number
                      JH II fund number

CLASS A, CLASS B AND CLASS C SHARES

CHOOSING A SHARE CLASS

Each of the Class A, Class B and Class C share classes has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

CLASS A

-     A front-end sales charge, as described at right.

-     Distribution and service (12b-1) fees of 0.30%.

CLASS B

-     No front-end sales charge; all your money goes to work for you right away.

-     Distribution and service (12b-1) fees of 1.00%.

-     A deferred sales charge, as described on following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C

-     No front-end sales charge; all your money goes to work for you right away.

-     Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

INVESTORS PURCHASING $1 MILLION OR MORE OF CLASS B OR CLASS C SHARES MAY WANT TO CONSIDER THE LOWER OPERATING EXPENSES OF CLASS A SHARES.

12b-1 fees. Rule 12b-1 fees will be paid to the Fund's distributor, John Hancock Funds, LLC (the "Distributor"), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers, Inc.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer receives a percentage of these sales charges and fees. In addition, the Distributor may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

HOW SALES CHARGES ARE CALCULATED

CLASS A sales charges are as follows:

Class A sales charges

                             AS A % OF             AS A % OF YOUR
YOUR INVESTMENT           OFFERING PRICE*            INVESTMENT
Up to $49,999                  5.00%                   5.26%
$50,000 - $99,999              4.50%                   4.71%

$100,000 - $249,999            3.50%                   3.63%
$250,000 - $499,999            2.50%                   2.56%
$500,000 - $999,999            2.00%                   2.04%
$1,000,000 and over          See below

----------
*Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B or Class C shares of funds of John Hancock Funds II or John Hancock Funds III or of other John Hancock retail funds. TO RECEIVE THE REDUCED SALES CHARGE, YOU MUST TELL YOUR BROKER OR FINANCIAL ADVISER AT THE TIME YOU PURCHASE A FUND'S CLASS A SHARES ABOUT ANY OTHER FUNDS OF JOHN HANCOCK FUNDS II HELD BY YOU, YOUR SPOUSE OR YOUR CHILDREN UNDER THE AGE OF 21 LIVING IN THE SAME HOUSEHOLD. This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the Fund's Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled "Initial Sales Charge on Class A Shares" in the Fund's Statement of Additional Information. You may request a Statement of Additional Information from your broker or financial adviser, access the Funds' Web site at www.jhfunds.com, or call Signature Services at 1-800-225-5291.

INVESTMENTS OF $1 MILLION OR MORE Class A shares are available with no front-end sales charge. There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase, as follows:

Class A deferred charges on $1 million+ investments

                                CDSC ON SHARES
YOUR INVESTMENT                   BEING SOLD
First $1M - $4,999,999              1.00%
Next $1 - $5M above that            0.50%
Next $1 or more above that          0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends.

CLASS B AND C shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class B deferred charges

                                CDSC ON SHARES
YEARS AFTER PURCHASE              BEING SOLD
1st year                            5.00%
2nd year                            4.00%
3rd or 4th year                     3.00%
5th year                            2.00%
6th year                            1.00%
After 6th year                      none

Class C deferred charges

                                CDSC ON SHARES
YEARS AFTER PURCHASE              BEING SOLD
1st year                            1.00%
After 1st year                      none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

- Accumulation Privilege -- lets you add the value of any class of shares of any fund of John Hancock Funds II you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

- Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund's Class A shares during the next 13 months. The calculation of this amount would include Accumulation and Combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the funds agree to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

- Combination Privilege -- lets you combine shares of all funds for purposes of calculating the Class A sales charge.

TO UTILIZE ANY REDUCTION YOU MUST: COMPLETE THE APPROPRIATE SECTION OF YOUR APPLICATION, OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR [SIGNATURE SERVICES]. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).

GROUP INVESTMENT PROGRAM A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250 per account opened), and individual investors may close their accounts at any time.

TO UTILIZE THIS PROGRAM YOU MUST: CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES TO FIND OUT HOW TO QUALIFY. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).

CDSC WAIVERS As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

      -     to make payments through certain systematic withdrawal plans

      - certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs

      - redemptions pursuant to a fund's right to liquidate an account less than $1,000

      - redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

      - to make certain distributions from a retirement plan because of shareholder death or disability

TO UTILIZE A WAIVER YOU MUST: CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).

REINSTATEMENT PRIVILEGE If you sell shares of a fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative are notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

TO UTILIZE THIS PRIVILEGE YOU MUST: CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

      - selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

      - financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds II

      - fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

      - individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds II directly to an IRA

      - individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock Funds II directly to a ROTH IRA

      - participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

      - participants in certain 529 plans that have a signed agreement with John Hancock Funds II (one-year CDSC may apply)

      - certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs

TO UTILIZE A WAIVER YOU MUST: CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).

OTHER WAIVERS Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

      - exchanges from one fund of John Hancock Funds II to the same class of any other fund of John Hancock Funds II or John Hancock Funds III or any other John Hancock retail fund (see "Transaction Policies" in this prospectus for additional details)

      - dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details)


OPENING AN ACCOUNT

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the Lifestyle Portfolios are as follows:

      -     non-retirement account: $1,000

      -     retirement account: $500

      -     group investments: $250

      - Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

      - there is no minimum initial investment for fee-based or wrap accounts of selling firms who have executed a fee-based or wrap agreement with John Hancock Funds

3 All shareholders must complete the account application, carefully following the instructions. When opening a corporate account, you must submit: (1) a new account application; (2) a corporate business/organization resolution certified within the past 12 months or a John Hancock Funds II business/organization certification form; and (3) articles of incorporation or a government-issued business license. When opening a trust account, you must submit: (1) a new account application and (2) a copy of the trust document certified within the past 12 months. You must notify your financial representative or Signature Services if this information changes. Signature Services reserves the right to require additional documentation prior to opening any account. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.

BUYING SHARES

                      OPENING AN ACCOUNT                                  ADDING TO AN ACCOUNT
BY CHECK
[GRAPHIC]             -     Make out a check for the investment amount    -     Make out a check for the investment amount
                            payable to "John Hancock Signature                  payable to "John Hancock Signature Services,
                            Services, Inc."                                     Inc."

                      -     Deliver the check and your completed          -     If your account statement has a detachable
                            application to your financial                       investment slip, please complete in its
                            representative, or mail them to Signature           entirety. If no slip is available, include a
                            Services (address below).                           note specifying the fund name(s), your share
                                                                                class, your account number and the name(s) in
                                                                                which the account is registered.

                                                                          -     Deliver the check and investment slip or note
                                                                                to your financial representative, or mail them
                                                                                to Signature Services (address below).

BY EXCHANGE
[GRAPHIC]             -     Call your financial representative or         -     Log on to www.jhfunds.com to process exchanges
                            Signature Services to request an exchange.          between funds.

                                                                          -     Call EASI-Line for automated service 24 hours
                                                                                a day using your touch-tone phone at
                                                                                1-800-338-8080.

                                                                          -     Call your financial representative or
                                                                                Signature Services to request an exchange.

BY WIRE
[GRAPHIC]             -     Deliver your completed application to your    -     Instruct your bank to wire the amount of your
                            financial  representative or mail it to             investment to:
                            Signature Services.                                 First Signature Bank & Trust

                                                                                Account # [number]
                      -     Obtain your account number by calling your          Routing # [number]
                            financial representative or Signature
                            Services.
                                                                          -     Specify the fund name(s), your share class,
                      -     Instruct your bank to wire the amount of            your account number and the name(s) in which
                            your investment to:                                 the account is registered. Your bank may
                            First Signature Bank & Trust                        charge a fee to wire funds.
                            Account # [number]
                            Routing # [number]

                      - Specify the fund name(s), your share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

BY INTERNET
[GRAPHIC]             -     See "By exchange" and "By wire."              -     Verify that your bank or credit union is a
                                                                                member of  the Automated Clearing House (ACH)
                                                                                system.

                                                                          -     Complete the "To Purchase, Exchange or Redeem
                                                                                Shares via Telephone" and "Bank Information"
                                                                                sections on  your account application.

                                                                          -     Log on to www.jhfunds.com to initiate
                                                                                purchases using your authorized bank account.

BY PHONE
[GRAPHIC]             -     See "By exchange" and "By wire."              -     Verify that your bank or credit union is a
                                                                                member of the Automated Clearing House (ACH)
                                                                                system.

                                                                          -     Complete the "To Purchase, Exchange or Redeem
                                                                                Shares via Telephone" and "Bank Information"
                                                                                sections on your account application.

                                                                          -     Call Signature Services between 8:30 A.M. and
                                                                                5:00 P.M. Eastern Time on most business days
                                                                                to verify that these features are in place on
                                                                                your account.

                                                                          -     Call your financial representative or
                                                                                Signature
                                                                                Services with the fund name(s), your share
                                                                                class,

                                                                          -     your account number, the name(s) in which the
                                                                                account is registered and the amount of your
                                                                                investment.

ADDRESS:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

PHONE NUMBER: 1-800-225-5291

Or contact your financial representative for instructions and assistance.

SELLING SHARES

                                                                   TO SELL SOME OR ALL OF YOUR SHARES
BY LETTER
[GRAPHIC]         -     Accounts of any type.               -     Write a letter of instruction or
                  -     Sales of any amount.                      complete a stock power indicating the
                                                                  fund name, your share class, your
                                                                  account number, the name(s) in which the
                                                                  account is registered and the dollar
                                                                  value or number of shares you wish to
                                                                  sell.

                                                            -     Include all signatures and any
                                                                  additional documents that may be
                                                                  required (see next page).

                                                            -     Mail the materials to Signature Services.

                                                            -     A check will be mailed to the name(s)
                                                                  and address in which the account is
                                                                  registered, or otherwise according to
                                                                  your letter of instruction.

BY INTERNET
[GRAPHIC]         -     Most accounts.                      -     Log on to www.jhfunds.com to initiate
                  -     Sales of up to $100,000.                  redemptions from your funds.

BY PHONE
[GRAPHIC]         -     Most accounts.                      -     Call EASI-Line for automated service 24
                  -     Sales of up to $100,000.                  hours a day using your touch-tone phone
                                                                  at 1-800-338-8080.

                                                            -     Call your financial representative or
                                                                  call Signature Services between 8 A.M.
                                                                  and 7 P.M. Eastern Time on most business
                                                                  days.
BY WIRE OR ELECTRONIC FUNDS TRANSFER (ETF)
[GRAPHIC]         -     Requests by letter to sell any      -     To verify that the Internet or telephone
                        amount.                                   redemption privilege is in place on an
                  -     Requests by Internet or phone to          account, or to request the form to add
                        sell up to $100,000.                      it to an existing account, call
                                                                  Signature Services.

                                                            -     Amounts of $1,000 or more will be wired
                                                                  on the next business day. A $4 fee will
                                                                  be deducted from your account.

                                                            -     Amounts of less than $1,000 may be sent
                                                                  by EFT or by check. Funds from EFT
                                                                  transactions are generally available by
                                                                  the second business day. Your bank may
                                                                  charge a fee for this service.

BY EXCHANGE
[GRAPHIC]         -     Accounts of any type.               -     Obtain a current prospectus for the fund
                  -     Sales of any amount.                      into which you are exchanging by
                                                                  Internet or by calling your financial
                                                                  representative or Signature Services.

                                                            -     Log on to www.jhfunds.com to process
                                                                  exchanges between your funds.

                                                            -     Call EASI-Line for automated service 24
                                                                  hours a day using your touch-tone phone
                                                                  at 1-800-338-8080.

                                                            -     Call your financial representative or
                                                                  Signature Services to request an
                                                                  exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

      -     your address of record has changed within the past 30 days

      -     you are selling more than $100,000 worth of shares

      - you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

SELLER                                                          REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual, joint or UGMA/UTMA          -     Letter of instruction.
accounts (custodial accounts for minors).         -     On the letter, the signatures of all persons authorized
                                                        to sign for the account, exactly as the account is
                                                        registered.
                                                  -     Signature guarantee if applicable (see above).

Owners of corporate, sole proprietorship,         -     Letter of instruction.
general partner or association accounts.          -     Corporate business/organization resolution, certified
                                                        within the past 12 months, or a John Hancock Funds
                                                        business/organization certification form.
                                                  -     On the letter and the resolution, the signature of the
                                                        person(s) authorized to sign for the account.
                                                  -     Signature guarantee if applicable (see above).

Owners or trustees of trust accounts.             -     Letter of instruction.

                                                  -     On the letter, the signature(s) of the trustee(s).
                                                  -     Copy of the trust document certified within the past 12
                                                        months or a John Hancock Funds II trust certification
                                                        form.
                                                  -     Signature guarantee if applicable (see above).

Joint tenancy shareholders with rights of         -     Letter of instruction signed by surviving tenant.
survivorship with a deceased co-tenant(s).        -     Copy of death certificate.
                                                  -     Signature guarantee if applicable (see above).

Executors of shareholder estates                  -     Letter of instruction signed by executor.
                                                  -     Copy of order appointing executor, certified within the
                                                        past 12 months.
                                                  -     Signature guarantee if applicable (see above).

Administrators, conservators, guardians and       -     Call 1-800-225-5291 for instructions.
other sellers or account types not listed above.

ADDRESS:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

PHONE NUMBER: 1-800-225-5291

Or contact your financial representative for instructions and assistance.

CLASS R SHARES

WHO CAN BUY CLASS R SHARES

Class R shares are available to certain types of investors, as noted below:

- 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible retirement plans).

- The plan's recordkeeper or financial service firm must have an agreement with John Hancock Funds II to utilize Class R shares in certain investment products or programs.

- Class R shares are available only to retirement plans where Class R shares are held on the books of the funds through omnibus accounts (either at the plan level or at the level of the financial services firm).

- Rollover individual retirement accounts are available for participants whose plans are invested in Class R shares.

Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or Individual 403(b) plans.

CLASS R SHARES COST STRUCTURE

Class R shares are offered without any front-end or contingent deferred sales charges.

Class R shares have a Rule 12b-1 plan and a separate Service Plan. Under the 12b-1 plan, each fund pays a fee of up to 0.50% for the sale, distribution and service of its shares, including services to retirement plans or plan participants. In addition, under the Service Plan, a fund may pay a separate service fee of up to 0.25% for certain other services to retirement plans or participants.

12b-1 fees. Rule 12b-1 fees will be paid to the Fund's distributor, John Hancock Funds, LLC (the "Distributor"), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers, Inc.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer receives a percentage of these sales charges and fees. In addition, the Distributor may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

OPENING AN ACCOUNT

1 Read this prospectus carefully.

2 Determine if you are eligible, by referring to "Who can buy Class R Shares" above.

3 Eligible retirement plans generally may open an account and purchase Class R shares by contacting any broker, dealer, or other financial service firm authorized to sell Class R shares of the funds. Additional shares may be purchased through a retirement plan's administrator or recordkeeper. There is no minimum initial investment for Class R shares. A retirement plan participant can obtain a retirement plan application or a rollover individual retirement account application from its financial representative, plan administrator or by calling Signature Services at 1-888-972-8696.

INFORMATION FOR PLAN PARTICIPANTS

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares. The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the funds.

FOR IRA ROLLOVER ACCOUNTS ONLY

BUYING SHARES

                         Opening an account                          Adding to an account
BY CHECK
[GRAPHIC]      -     Make out a check for the            -     Make out a check for the investment
                     investment amount, payable to             amount, payable to "John Hancock
                     "John Hancock Signature                   Signature Services, Inc."
                     Services, Inc."                     -     Fill out the detachable investment
               -     Deliver the check and your                slip from an account statement. If no
                     completed application to your             slip is available, include a note
                     financial representative, or              specifying the fund name(s), your
                     mail them to Signature Services           share class, your account number and
                     (address below).                          the name(s) in which the account is
                                                               registered.
                                                         -     Deliver the check and your investment
                                                               slip or note to your financial
                                                               representative, or mail them to
                                                               Signature Services (address below).
BY EXCHANGE
[GRAPHIC]      -     Call your financial                 -     Call your financial representative or
                     representative or Signature               Signature Services to request an
                     Services to request an exchange.          exchange.
               -     You may only exchange Class R       -     You may only exchange Class R shares
                     shares for other Class R shares           for other Class R shares [or Money
                     [or Money Market Fund Class A             Market Fund Class A shares.]
                     shares.]
BY WIRE
[GRAPHIC]      -     Deliver your completed              -     Instruct your bank to wire the amount
                     application to your financial             of your investment to:
                     representative or mail it to
                     Signature Services.                       First Signature Bank & Trust
               -     Obtain your account number by             Account # [number]
                     calling your financial                    Routing # [number]
                     representative or Signature
                     Services                            -     Specify the fund name(s), your share
               -     Instruct your bank to wire the            class, your account number and the
                     amount for your investment to:            name(s) in which the account is
                                                               registered. Your bank may charge a
                   First Signature Bank & Trust                fee to wire funds.
                   Account # [number]
                   Routing # [number]

               -     Specify the fund name(s), the
                     share class, the new account
                     number and the name(s) in which
                     the account is registered. Your
                     bank may charge a fee to wire
                     funds.
By phone
[GRAPHIC]      See "By exchange" and "By wire."          -     Verify that your bank or credit union
                                                               is a member of the Automated Clearing
                                                               House (ACH) system.

                                                         -     Complete the "To Purchase, Exchange
                                                               or Redeem Shares via Telephone" and
                                                               "Bank Information" sections on your
                                                               account application.
                                                         -     Call Signature Services to verify
                                                               that these features are in place on
                                                               your account.
                                                         -     Call your financial representative or
                                                               Signature Services with the fund
                                                               name(s), your share class, your
                                                               account number, the name(s) in which
                                                               the account is registered and the
                                                               amount of your investment.

ADDRESS:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

PHONE NUMBER: [phone number]

SELLING SHARES

                                                                       TO SELL SOME OR ALL OF YOUR SHARES
BY LETTER
[GRAPHIC]          -     Sales of any amount; however,          -     Write a letter of instruction indicating
                         sales of $5 million or more must             the fund name, your account number, your
                         be made by letter.                           share class, the name(s) in which the
                   -     Certain requests will require a              account is registered and the dollar
                         Medallion signature guarantee.               value or number of shares you wish to
                         Please refer to "Selling shares              sell.
                         in writing" (see next page)            -     Include all signatures and any
                                                                      additional documents that may be
                                                                      required (see next page).
                                                                -     Mail the materials to Signature Services.
                                                                -     A check or wire will be sent according
                                                                      to your letter of instruction.

BY PHONE
[GRAPHIC]          -     Sales of up to $5 million.             -     To place your request with a
                                                                      representative at John Hancock Funds II,
                                                                      call Signature Services between 8:30
                                                                      A.M. and 5:00 P.M. Eastern Time on most
                                                                      business days or your financial
                                                                      representative.
                                                                -     Redemption proceeds of up to $100,000
                                                                      may be sent by wire or by check. A
                                                                      check will be mailed to the exact
                                                                      name(s) and address on the account.
                                                                      Redemption proceeds exceeding $100,000
                                                                      must be wired to your designated bank
                                                                      account.

BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
[GRAPHIC]                                     -    Requests by letter to sell any      -    To verify that the telephone redemption
                                                   amount.                                  privilege is in place on an account, or
                                              -    Requests by phone to sell up to          to request the forms to add it to an
                                                   $5 million (accounts with                existing account, call Signature
                                                   telephoneredemption privileges).         Services.
                                                                                       -    Amounts of $5 million or more will be
                                                                                            wired on the next business day.
                                                                                       -    Amounts up to $100,000 may be sent by
                                                                                            EFT or by check.  Funds from EFT
                                                                                            transactions are generally available by
                                                                                            the second business day.  Your bank may
                                                                                            charge a fee for this service.

BY EXCHANGE
[GRAPHIC]                                     -    Sales of any amount.                -    Obtain a current prospectus for the fund
                                                                                            into which you are exchanging by calling
                                                                                            your financial representative or
                                                                                            Signature Services.
                                                                                       -    You may only exchange Class R shares for
                                                                                            other Class R shares [or Money Market
                                                                                            Fund Class A shares].
                                                                                       -    Call you financial representative or
                                                                                            Signature Services to request an
                                                                                            exchange.

SELLING SHARES IN WRITING In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

-     Your address of record has changed within the past 30 days

-     You are selling more than $100,000 worth of shares

- You are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

SELLER                                                             REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual retirement accounts and certain     -     Letter of instruction.
other retirement accounts.                               -     On the letter, the signatures of all persons
                                                               authorized to sign for the account, exactly as
                                                               the account is registered.
                                                         -     Signature guarantee if applicable (see above).
                                                         -     Corporate business/organization resolution if
                                                               applicable.

Executors of shareholder estates.       -     Letter of instruction signed by executor.
                                        -     Copy of order appointing executor, certified
                                              within the past 12 months.
                                        -     Signature guarantee if applicable (see above).

ADDRESS:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

PHONE NUMBER: [phone number]

YOUR ACCOUNT

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). Securities held by each of the funds, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, portfolio securities are valued at fair value as determined in good faith by the Board of Trustees of John Hancock Funds II. The Trustees have delegated the responsibility to fair value securities to the Fund's Pricing Committee (the "Pricing Committee"), and actual calculation of fair value may be made by persons acting pursuant to the direction of the trustees.

Generally, trading in (i) non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the New York Stock Exchange. The values of such securities used in computing the net asset value of a fund's shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the trustees or their designee believe accurately reflects its fair value.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is calculating the net asset value for its funds. In view of these factors, it is likely that funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than funds investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to funds that invest in securities in foreign markets that close prior to the New York Stock Exchange, the Fund will, on an ongoing basis, monitor for "significant market events." A "significant market event" is a certain percentage change in the value of the S&P index or of certain "i-Share Exchange Traded Funds" ("i-Shares") which track foreign markets in which funds have significant investments. If a significant market event occurs due to a change in the value of the S&P index or of i-Shares, the pricing for all funds that invest in foreign market that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the net asset values of such funds will be recommended to the Fund's Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of a fund's shares reflects the value of the fund's securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

All money market instruments with a remaining maturity of 60 days or less held by the other funds are valued on an amortized cost basis.

BUY AND SELL PRICES When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

EXECUTION OF REQUESTS Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES You may exchange shares of a class of one fund of John Hancock Funds II for shares of the same class of any other fund which is then offering that class, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

EXCESSIVE TRADING The funds of John Hancock Funds II are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS Purchases and exchanges should be made primarily for investment purposes. John Hancock Funds II reserves the right to restrict, reject or cancel, consistent with applicable law, for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitations on exchange activity" described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

EXCHANGE LIMITATION POLICIES The Board of Trustees of John Hancock Funds II has adopted with respect to the classes of shares covered by this prospectus the following policies and procedures by which the Fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitations on exchange activity The Fund, through its agents, undertakes to use its best efforts to exercise the Fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the Fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the Fund's ability to monitor exchange activity, as discussed under "Limitations on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the Fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent their excessive trading, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Fund will not always be able to detect frequent trading activity, investors should not assume that the Funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the record of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

EXCESSIVE TRADING RISK To the extent that the Fund or its agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

      - A fund that invests a significant portion of its assets in small-or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

      - A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

      - A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in other investment companies, U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

ACCOUNT INFORMATION John Hancock Funds II is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

CERTIFICATED SHARES The funds do not issue share certificates. Shares are electronically recorded.

SALES IN ADVANCE OF PURCHASE PAYMENTS When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS In general, you will receive account statements as follows:

      - after every transaction (except a dividend reinvestment) that affects your account balance

      -     after any changes of name or address of the registered owner(s)

      -     in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS The funds generally declare income dividends daily and pay them monthly. Your income dividends begin accruing the day after payment is received by a fund and continue through the day your shares are actually sold. Capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year.

DIVIDEND REINVESTMENTS Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

TAXABILITY OF DIVIDENDS For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short- term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

SMALL ACCOUNTS (NON-RETIREMENT ONLY) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges. If your account balance is $100 or less and no action is taken, the account will be liquidated.

ADDITIONAL INVESTOR SERVICES

MONTHLY AUTOMATIC ACCUMULATION PROGRAM (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the funds of John Hancock II of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

      -     Complete the appropriate parts of your account application.

      - If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

SYSTEMATIC WITHDRAWAL PLAN This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

      -     Make sure you have at least $5,000 worth of shares in your account.

      - Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

      - Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

      - Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

      - Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

RETIREMENT PLANS John Hancock Funds II offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

FUND SECURITIES The Fund's portfolio securities disclosure policy can be found in the Statement of Additional Information and on the Fund's Web site at www.jhfunds.com. The Fund's Web site also lists fund holdings. Portfolio holding information is posted on the Fund's Web site each month on a one month lag and is available on the Fund's Web site until the Fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the Fund's Web site.

FUND DETAILS

BUSINESS STRUCTURE

The diagram below shows the basic business structure used by John Hancock Funds
II. The Board of Trustees of John Hancock Funds II oversees its business activities and retains the services of the various firms that carry out the operations of the funds.

The Trustees have the power to change the respective investment goal of each of the funds without shareholder approval.

MANAGEMENT FEES The Fund pays the Adviser a fee for each fund. The fee is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule:

                             MANAGEMENT FEE SCHEDULE

        MID CAP STOCK FUND                  QUANTITATIVE ALL CAP FUND
0.875% -- first $200 million;          0.750% -- first $50 million; and
0.850% -- next $300 million; and       0.700% -- excess over $50 million.
0.825% -- excess over $500 million.

[DIAGRAM]

Shareholders

Financial Services firms and their representatives

      Advise current and prospective shareholders on their fund investments, often in the context of an overall financial plan.

Distribution and shareholder services

Principal distributor

      John Hancock Funds, LLC

      Markets the funds and distributes shares through selling brokers, financial planners and other financial representatives.

Transfer agent

      John Hancock Signature Services, Inc.

      Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

Asset management

Custodian

      State Street Bank and Trust Company
      225 Franklin Street
      Boston, Massachusetts 02110

      Holds the funds' assets, settles all portfolio trades and collects most of the valuation data required for calculating each fund's NAV.

Investment adviser

      John Hancock Investment Management Services, LLC
      601 Congress Street
      Boston, Massachusetts 02210

      Manages the funds' business and investment activities and engages subadvisers to manage the assets of the funds.

Subadvisers

      MFC Global Investment Management (U.S.A.) Limited
      200 Bloor Street East
      Toronto, Ontario, Canada M4W 1E5

      Wellington Management Company LLP
      75 State Street
      Boston, Massachusetts 02109

      Provide portfolio management to the funds.

[END OF DIAGRAM]

SUBADVISERS AND PORTFOLIO MANAGERS

Set forth below is information about the subadvisers and the portfolio managers for the funds, including a brief summary of the portfolio managers' business careers over the past five years. The Fund's Statement of Additional Information includes additional details about the funds' portfolio managers, including information about their compensation, accounts they manage other than the funds and their ownership of fund securities.

MFC GLOBAL (U.S.A.)

MFC Global (U.S.A.) is the subadviser to the Quantitative All Cap Fund. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly-owned subsidiary of MFC.

The MFC Global (U.S.A.) portfolio managers for the fund are:

- Rhonda Chang. Portfolio Manager; joined MFC Global (U.S.A.) in 1994 as research analyst with the U.S. equity team; formerly an investment analyst with AIG Global Investors.

- Chris Hensen. Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1995.

- Brett Hryb. Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1993.

- Robert Lutzko. Vice President and Senior Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1995.

- Harpreet Singh. Vice President and Senior Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 2000; previously a quantitative analyst at Standish, Ayer & Wood Inc.

WELLINGTON MANAGEMENT

Wellington Management is the subadviser to the Mid Cap Stock Fund. Wellington Management and its predecessor organizations have provided investment services to investment companies, employee benefit plans, endowments, foundations and other institutions since 1928. As of December 31, 2004, Wellington Management had total assets under management of approximately $__ billion.

The Wellington Management portfolio manager for the fund is:

- Michael T. Carmen. Senior Vice President; joined Wellington Management 1999; previously an investment professional at Kobrick Funds (1997-1999).

Pursuant to an order received from the SEC, the Adviser is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, the Fund is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

SUBADVISORY FEES Each subadviser is compensated by the Adviser, and not by the fund or funds for which it is the subadviser.

FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

John Hancock Funds II commenced operations on October __, 2005, after a reorganization in which it succeeded to the operations of Series I shares of separate portfolios of John Hancock Trust ("JHT"). For each of the funds, financial highlights are presented below for the Series I shares of the predecessor portfolio of JHT (from inception of the Series I shares through December 31 of each fiscal period shown).

                           [TO BE ADDED BY AMENDMENT]

[BACK COVER]

FOR MORE INFORMATION

The following documents are available that offer further information on John Hancock Funds II:

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

The annual and semi-annual reports to shareholders of John Hancock Trust ("JHT") include, with respect to the predecessor JHT portfolios of the funds, financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI of John Hancock Funds II contains more detailed information on all aspects of the funds, including a summary of the policy of John Hancock Funds II regarding disclosure of the funds' portfolio holdings. The current SAI has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus.

TO REQUEST A FREE COPY OF THE CURRENT ANNUAL/SEMI-ANNUAL REPORTS OF JHT OR THE SAI OF JOHN HANCOCK FUNDS II, PLEASE CONTACT JOHN HANCOCK:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

By EASI-Line: 1-800-338-8080

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

OR YOU MAY VIEW OR OBTAIN THESE DOCUMENTS AND OTHER INFORMATION ABOUT THE FUND FROM THE SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-______.

[JOHN HANCOCK FUNDS II LOGO]

                              JOHN HANCOCK FUNDS II

                       STATEMENT OF ADDITIONAL INFORMATION

                                OCTOBER __, 2005

This Statement of Additional Information provides information about the funds of John Hancock Funds II (the "Fund") in addition to the information that is contained in the Fund's prospectuses dated October __, 2005. Each of the funds is a separate series of the Fund.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Fund's prospectuses. This Statement of Additional Information incorporates by reference portions of the Annual Reports, each dated December 31, 2004, of John Hancock Trust and John Hancock Variable Series Trust
I. Copies of these Annual Reports and of the Fund's prospectuses (collectively, the "Prospectus") can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston, MA 02217-1000
                                1-(800)-225-5291

                                TABLE OF CONTENTS

                                                                    PAGE
Organization of the Fund
Investment Policies
Hedging and Other Strategic Transactions
Investment Restrictions
Portfolio Turnover
Those Responsible for Management
Shareholders of the Fund
Investment Management Arrangements and Other Services
Distribution Agreements
Sales Compensation
Net Asset Value
Initial Sales Charge on Class A Shares
Deferred Sales Charge on Class B and Class C Shares
Special Redemptions
Eligible Investors for Class R, R3, R4, R5, 1, 3 and I Shares
Additional Services and Programs
Purchases and Redemptions Through Third Parties
Description of Fund Shares
Additional Information Concerning Taxes
Brokerage Allocation
Transfer Agent Services
Custody of Portfolio Securities
Independent Registered Public Accounting Firm
Codes of Ethics
Proxy Voting Policies
Appendix A - Debt Security Ratings
Appendix B -  Policy Regarding Disclosure of Portfolio Holdings
Appendix C -- Portfolio Manager Information
Appendix D -  Proxy Voting Policies and Procedures
Financial Statements

Appendix D - Proxy Voting Policies and Procedures
Financial Statements

ORGANIZATION OF THE FUND

      The Fund was organized on June 28, 2005 as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts and is an open-end investment management company registered under the Investment Company Act of 1940 (the "1940 Act" ). Each of the funds is a series of the Fund.

      John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC) (the "Adviser") is the investment adviser to the Fund and each of the funds. The Adviser is a Delaware limited liability corporation whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The ultimate parent of the Adviser is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940.

      Manulife Financial is a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and Asia, and primarily through John Hancock in the United States, the group offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. Funds under management by Manulife Financial and its subsidiaries were Cdn$___ billion (US$___ billion) as of ________, 2005.

      MFC trades as `MFC' on the TSX, NYSE and PSE, and under `0945' on the SEHK. Manulife Financial can be found on the Internet at www.manulife.com.

INVESTMENT POLICIES

      The principal strategies and risks of investing in each fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the funds may be changed without shareholder approval.

GLOBAL ALLOCATION FUND

      The following supplements the disclosure regarding the Global Allocation Fund in the Prospectus of the Fund.

            As set forth in the Prospectus, under normal market conditions, the Global Allocation Fund expects to allocate assets between fixed income securities and equity securities. The "Strategy Ranges" indicated below are the ranges within which the Global Allocation Fund generally expects to allocate its assets among the various asset classes. The Global Allocation Fund may exceed these Strategy Ranges and may modify them in the future.

ASSET CLASS STRATEGY RANGES        PERCENTAGE
U.S. Equities                      10% to 70%
Global (ex U.S.) Equities          0 % to 52%
Emerging Market Equities           0 % to 13%
U.S. Fixed Income                  0 % to 51%
Global (ex U.S.) Fixed Income      0 % to 39%
High Yield Fixed Income            0 % to 13%
Emerging Market Debt               0 % to 12%
Cash Equivalents                   0 % to 50%

MONEY MARKET INSTRUMENTS

      The Money Market Fund invests in the types of money market instruments described below. Certain of the instruments listed below may also be purchased by the other funds in accordance with their investment policies. In addition, certain funds may purchase money market instruments (and other securities as noted under each fund description) for temporary defensive purposes, except that the U.S. Government Securities Fund may not invest in Canadian and Provincial Government and Crown Agency Obligations.

      1. U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

      U.S. Government Obligations. U.S. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury. These securities include treasury bills, notes and bonds.

      GNMA Obligations. GNMA obligations are mortgage-backed securities guaranteed by the Government National Mortgage Association which guarantee is supported by the full faith and credit of the U.S. government.

      U.S. Agency Obligations. U.S. Government agency obligations are debt securities issued or guaranteed as to principal or interest by an agency or instrumentality of the U.S. Government pursuant to authority granted by Congress. U.S. Government agency obligations include, but are not limited to:

      -     Student Loan Marketing Association,

      -     Federal Home Loan Banks,

      -     Federal Intermediate Credit Banks and

      -     the Federal National Mortgage Association.

      U.S. Instrumentality Obligations. U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank and Farmers Home Administration.

      Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported by the right of the issuer to borrow from the U.S. Treasury or the Federal Reserve Banks, such as those issued by Federal Intermediate Credit Banks. Others, such as those issued by the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Banks ("FHLBs") and the Federal Home Loan Mortgage Corporation ("Freddie Mac") are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. In addition, other obligations such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality. There are also separately traded interest components of securities issued or guaranteed by the U.S. Treasury.

      No assurance can be given that the U.S. Government will provide financial support for the obligations of such U.S. Government-sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. In this document, "U.S. Government securities" refers not only to securities issued or guaranteed as to principal or interest by the U.S. Treasury but also to securities that are backed only by their own credit and not the full faith and credit of the U.S. Government.

      2. CANADIAN AND PROVINCIAL GOVERNMENT AND CROWN AGENCY OBLIGATIONS

      Canadian Government Obligations. Canadian Government obligations are debt securities issued or guaranteed as to principal or interest by the Government of Canada pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. These securities include treasury bills, notes, bonds, debentures and marketable Government of Canada loans.

      Canadian Crown Obligations. Canadian Crown agency obligations are debt securities issued or guaranteed by a Crown corporation, company or agency ("Crown agencies") pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. Certain Crown agencies are by statute agents of Her

Majesty in right of Canada, and their obligations, when properly authorized, constitute direct obligations of the Government of Canada. These obligations include, but are not limited to, those issued or guaranteed by the:

      -     Export Development Corporation,

      -     Farm Credit Corporation,

      -     Federal Business Development Bank, and

      -     Canada Post Corporation.

      In addition, certain Crown agencies which are not by law agents of Her Majesty may issue obligations which by statute the Governor in Council may authorize the Minister of Finance to guarantee on behalf of the Government of Canada. Other Crown agencies which are not by law agents of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by the Government of Canada. No assurance can be given that the Government of Canada will support the obligations of Crown agencies which are not agents of Her Majesty, which it has not guaranteed, since it is not obligated to do so by law.

      Provincial Government Obligations. Provincial Government obligations are debt securities issued or guaranteed as to principal or interest by the government of any province of Canada pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. These securities include treasury bills, notes, bonds and debentures.

      Provincial Crown Agency Obligations. Provincial Crown agency obligations are debt securities issued or guaranteed by a provincial Crown corporation, company or agency ("Provincial Crown Agencies") pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. Certain provincial Crown agencies are by statute agents of Her Majesty in right of a particular province of Canada, and their obligations, when properly authorized, constitute direct obligations of such province. Other provincial Crown agencies which are not by law agents of Her Majesty in right of a particular province of Canada may issue obligations which by statute the Lieutenant Governor in Council of such province may guarantee, or may authorize the Treasurer thereof to guarantee, on behalf of the government of such province. Finally, other provincial Crown agencies which are not by law agencies of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by a provincial government. No assurance can be given that the government of any province of Canada will support the obligations of Provincial Crown Agencies which are not agents of Her Majesty and which it has not guaranteed, as it is not obligated to do so by law. Provincial Crown Agency obligations described above include, but are not limited to, those issued or guaranteed by a:

      -     provincial railway corporation,

      -     provincial hydroelectric or power commission or authority,

      -     provincial municipal financing corporation or agency, and

      -     provincial telephone commission or authority.

Any Canadian obligation acquired by the Money Market Fund will be payable in U.S. dollars.

      3. CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES

      Certificates of Deposit. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.

      Bankers' Acceptances. Bankers' acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are "accepted" when a bank guarantees their payment at maturity.

All portfolios of the Fund may acquire obligations of foreign banks and foreign branches of U.S. banks. These obligations are not insured by the Federal Deposit Insurance Corporation.

      4. COMMERCIAL PAPER

      Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

      Variable Amount Master Demand Notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The investing (i.e., "lending") fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded. There is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.

      A fund will only invest in variable amount master demand notes issued by companies which, at the date of investment, have an outstanding debt issue rated "Aaa" or "Aa" by Moody's or "AAA" or "AA" by S&P and which the applicable Subadviser has determined present minimal risk of loss to the fund. A Subadviser will look generally at the financial strength of the issuing company as "backing" for the note and not to any security interest or supplemental source such as a bank letter of credit. A variable amount master demand note will be valued on each day a fund's net asset value is determined. The net asset value will generally be equal to the face value of the note plus accrued interest unless the financial position of the issuer is such that its ability to repay the note when due is in question.

      5. CORPORATE OBLIGATIONS

      Corporate obligations include bonds and notes issued by corporations to finance long-term credit needs.

      6. REPURCHASE AGREEMENTS

      Repurchase agreements are arrangements involving the purchase of an obligation by a fund and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed upon price. A repurchase agreement can be viewed as a loan made by a fund to the seller of the obligation with such obligation serving as collateral for the seller's agreement to repay the amount borrowed with interest. Repurchase agreements permit a fund the opportunity to earn a return on cash that is only temporarily available. A fund may enter into a repurchase agreement with banks, brokers or dealers. However, a fund will enter into a repurchase agreement with a broker or dealer only if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased by the fund decrease below the resale price.

      Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.

      The Subadvisers, on behalf of the funds they advise, shall engage in a repurchase agreement transactions only with those banks or broker/dealers who meet the Subadviser's quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The counterparties to a repurchase agreement transaction are limited to a:

      -     Federal Reserve System member bank,

      - primary government securities dealer reporting to the Federal Reserve Bank of New York's Market Reports Division, or

      - broker/dealer which reports U.S. Government securities positions to the Federal Reserve Board.

The Subadvisers will continuously monitor the transaction to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the respective obligation.

      The risk to a fund in a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss to the fund, if any, would be the difference between the repurchase price and the underlying obligation's market value. A fund might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation by the Fund might be delayed or limited.

      7. FOREIGN REPURCHASE AGREEMENTS

      Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets, or relating to emerging markets, may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

OTHER INSTRUMENTS

      The following discussion provides an explanation of some of the other instruments in which certain funds (as indicated) may invest.

      1. WARRANTS

      Subject to certain restrictions, each of the funds except the Money Market Fund and the Lifestyle Funds may purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

      2. REVERSE REPURCHASE AGREEMENTS

      Each fund may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a fund sells a debt security and agrees to repurchase it at an agreed upon time and at an agreed upon price. The fund retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed upon future date, the fund repurchases the security by remitting the proceeds previously received, plus interest. The difference between the amount the fund receives for the security and the amount it pays on repurchase is payment of interest. In certain types of agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. A reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund's net asset value per share. Each fund will cover its repurchase agreement transactions by maintaining in a segregated custodial account cash, Treasury bills or other U.S. Government securities having an aggregate value at least equal to the amount of such commitment to repurchase including accrued interest, until payment is made.

      3. MORTGAGE SECURITIES

      Prepayment of Mortgages. Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, a fund which invests in mortgage securities receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.

      In addition, because the underlying mortgage loans and assets may be prepaid at any time, if a fund purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.

      Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or "margin" to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:

      - one-year, three-year and five-year constant maturity Treasury Bill rates,

      -     three-month or six-month Treasury Bill rates,

      -     11th District Federal Home Loan Bank Cost of Funds,

      -     National Median Cost of Funds, or

      - one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR") and other market rates.

      During periods of increasing rates, a fund will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or "cap rates" for a particular mortgage. In this event, the value of the mortgage securities in a fund would likely decrease. During periods of declining interest rates, income to a fund derived from adjustable rate mortgages which remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, a fund's net asset value could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.

      Privately-Issued Mortgage Securities. Privately-issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:

      -     mortgage bankers,

      -     commercial banks,

      -     investment banks,

      -     savings and loan associations, and

      -     special purpose subsidiaries of the foregoing.

      Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of the Government National Mortgage Association
(GNMA) or Federal Home Loan Mortgage Corporation (FHLMC), such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see "Types of Credit Support" below. A fund which invests in mortgage securities will not limit its investments to asset-backed securities with credit enhancements.

      Collateralized Mortgage Obligations ("CMOs"). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a "tranche," may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile.

          CMOs purchased by the funds may be:

(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;

(2) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and the guarantee is collateralized by U.S. Government securities; or

(3) securities for which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.

      STRIPS. In addition to the U.S. Government securities discussed above, certain funds may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

      Stripped Mortgage Securities. Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the funds invest. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed 15% of a fund's net assets. See " Other Investment Policies. - Illiquid Securities".

      Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or "IO" class), while the other class will receive all of the principal (the principal only or "PO" class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on an investing fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, such fund may fail to fully recoup its initial investment in these securities even if the securities are rated highly.

      As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectus and Statement of Additional Information, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, the Fund believes that investing in IOs, in conjunction with the other mortgage securities described in the Prospectus and this Statement of Additional Information, will contribute to a fund's relatively stable net asset value.

      In addition to the stripped mortgage securities described above, each of the Strategic Bond, High Yield Fund and Value Fund may invest in similar securities such as Super principal only and Levered interest only which are more volatile than POs and IOs. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. Risks associated with Levered IOs and IOettes are similar in nature to those associated with IOs. The Strategic Bond Fund may also invest in other similar instruments developed in the future that are deemed consistent with the investment objectives, policies and restrictions of the fund.

      Under the Internal Revenue Code of 1986, as amended (the "Code"), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the fund.

      Inverse Floaters. Each of the Strategic Bond Fund, High Yield Fund and Value Fund may invest in inverse floaters. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which the fund invests (with the exception of stripped mortgage securities and there is a risk that the market value will vary from the amortized cost). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters may be illiquid together with any other illiquid investments, will not exceed 15% of a fund's net assets. See "Other Investment Policies - Illiquid Securities".

      Inverse floaters are derivative mortgage securities which are structured as a class of security that receives distributions on a pool of mortgage assets. Yields on inverse floaters move in the opposite direction of short-term interest rates and at an accelerated rate.

      Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor's failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is described below under "Asset-Backed Securities."

      4. ASSET-BACKED SECURITIES

      The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.

      Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the fund must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, a fund's ability to maintain an investment including high-yielding asset-backed securities will be affected adversely to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. A fund will only invest in asset-backed securities rated, at the time of purchase, AA or better by S&P or Aa or better by Moody's (in the case of the Strategic Bond Fund BBB or better by S&P or Baa or better by Moody's) or that the Subadviser believes are of comparable quality.

      As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see "Types of Credit Support" below. A fund will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under "Additional Investment Policies" below.

      Types of Credit Support. To lessen the impact of an obligor's failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:

      -     liquidity protection, and

      -     default protection

Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

      Some examples of credit support include:

      - "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class),

      - creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses), and

      - "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).

      The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.

      The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.

      5. ZERO COUPON SECURITIES, DEFERRED INTEREST BONDS AND PAY-IN-KIND BONDS

      Zero coupon securities, deferred interest bonds and pay-in-kind bonds involve special risk considerations. Zero coupon securities and deferred interest bonds are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. When a zero coupon security or a deferred interest bond is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding these securities until maturity know at the time of their investment what the return on their investment will be. The funds also may purchase pay-in-kind bonds. Pay-in-kind bonds are bonds that pay all or a portion of their interest in the form of debt or equity securities.

      Zero coupon securities, deferred interest bonds and pay-in-kind bonds are subject to greater price fluctuations in response to changes in interest rates than ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities and deferred interest bonds usually appreciate during periods of declining interest rates and usually depreciates during periods of rising interest rates.

      Issuers of Zero Coupon Securities and Pay-In-Kind Bonds. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers. Although zero coupon securities and pay-in-kind bonds are generally not traded on a national securities exchange, these securities are widely traded by brokers and dealers and, to the extent they are widely traded, will not be considered illiquid for the purposes of the investment restriction under "Additional Investment Policies" below.

      Tax Considerations. Current Federal income tax law requires the holder of a zero coupon security or certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income and excise taxes, a fund may be required to distribute income accrued with respect to these securities and may have to dispose of fund securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

      6. LOANS AND OTHER DIRECT DEBT INSTRUMENTS

      Each fund may invest in loans and other direct debt instruments to the extent authorized by its investment policies. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

      7. HIGH YIELD (HIGH RISK) DOMESTIC CORPORATE DEBT SECURITIES

      High yield U.S. corporate debt securities in which the funds may invest include bonds, debentures, notes, bank loans, credit-linked notes and commercial paper. Most of these debt securities will bear interest at fixed rates except bank loans, which usually have floating rates. The funds may also invest in bonds with variable rates of interest or debt securities which involve equity features, such as equity warrants or convertible outright and participation features (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower's attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).

      The market for high yield U.S. corporate debt securities has undergone significant changes since it was first established. Issuers in the U.S. high yield market originally consisted primarily of growing small capitalization companies and larger capitalization companies whose credit quality had declined from investment grade. During the mid-1980s, participants in the U.S. high yield market issued high yield securities principally in connection with leveraged buyouts and other leveraged recapitalizations. In late 1989 and 1990, the volume of new issues of high yield U.S. corporate debt declined significantly and liquidity in the market decreased. Since early 1991, the volume of new issues of high yield U.S. corporate debt securities has increased substantially and secondary market liquidity has improved. During the same periods, the U.S. high yield debt market exhibited strong returns, and it continues to be an attractive market in terms of yield and yield spread over U.S. Treasury securities. Currently, most new offerings of U.S. high yield securities are being issued to refinance higher coupon debt and to raise funds for general corporate purposes as well as to provide financing in connection with leveraged transactions.

      8. BRADY BONDS

      Brady Bonds are debt securities issued under the framework of the "Brady Plan," an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. The Brady Plan framework, as it has developed, involves the exchange of external commercial bank debt for newly issued bonds (Brady Bonds). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Brady Bonds issued to date generally have maturities between 15 and 30 years from the date of issuance and have traded at a deep discount from their face value. In addition to Brady Bonds, the funds may invest in emerging market governmental obligations issued as a result of debt restructuring agreements outside of the scope of the Brady Plan.

      Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included:

      - the exchange of outstanding commercial bank debt for bonds issued at 100% of face value which carry a below-market stated rate of interest (generally known as par bonds),

      - bonds issued at a discount from face value (generally known as discount bonds),

      -     bonds bearing an interest rate which increases over time, and

      - bonds issued in exchange for the advancement of new money by existing lenders.

Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semi-annually at a rate equal to 13/16 of one percent above the current six-month LIBOR rate. Regardless of the stated face amount and interest rate of the various types of Brady Bonds, the funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase.

      Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 15 to 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the International Monetary Fund (the "IMF"), the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments, with the balance of the interest accruals being uncollateralized.

      The funds may purchase Brady Bonds with no or limited collateralization, and must rely for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

      Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transactional securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which the funds invest are likely to be acquired at a discount.

      9. SOVEREIGN DEBT OBLIGATIONS

      Each fund may invest in sovereign debt obligations to the extent authorized by its investment polices. Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loan or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

      10. INDEXED SECURITIES

      Each fund may invest in indexed securities to the extent authorized by its investment policies. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

      Currency indexed securities typically are short term to intermediate term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar denominated securities. Currency indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

      The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

      11. HYBRID INSTRUMENTS

      Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument ("Hybrid Instruments").

            Characteristics of Hybrid Instruments. Generally, a Hybrid Instrument is a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to the following:

      - prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles or commodities (collectively, "Underlying Assets") or

      - an objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks").

      Hybrid Instruments may take a variety of forms, including, but not limited to:

      - debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time,

      - preferred stock with dividend rates determined by reference to the value of a currency, or

      - convertible securities with the conversion terms related to a particular commodity.

            Uses of Hybrid Instruments. Hybrid Instruments provide an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.

      One approach is to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the investing fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.

      The purpose of this type of arrangement, known as a structured security with an embedded put option, is to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that such a strategy will be successful and the value of the fund may decline; for example, if interest rates may not move as anticipated or credit problems could develop with the issuer of the Hybrid Instrument.

      Risks of Investing in Hybrid Instruments. The risks of investing in Hybrid Instruments are a combination of the risks of investing in securities, options, futures and currencies. Therefore, an investment in a Hybrid Instrument may include significant risks not associated with a similar investment in a traditional debt instrument with a fixed principal amount, is denominated in U.S. dollars, or that bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and that may not be readily foreseen by the purchaser. Such factors include economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. See " Hedging and Other Strategic Transactions" below for a description of certain risks associated with investments in futures, options, and forward contracts.

      Volatility. Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

      Leverage Risk. Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates, but bear an increased risk of principal loss (or gain). For example, an increased risk of principal loss (or gain) may result if "leverage" is used to structure a Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss, as well as the potential for gain.

      Liquidity Risk. Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market may be smaller than for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between a fund and the issuer of the Hybrid Instrument, the creditworthiness of the counter party or issuer of the Hybrid Instrument would be an additional risk factor which the fund would have to consider and monitor.

      Lack of US Regulation. Hybrid Instruments may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission ("SEC"), which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

      The various risks discussed above with respect to Hybrid Instruments particularly the market risk of such instruments, may cause significant fluctuations in the net asset value of a fund.

      12. ADRS, EDRS AND GDRS

      Securities of foreign issuers may include American Depository Receipts, European Depository Receipts and Global Depository Receipts ("ADRs," "EDRs" and "GDRs," respectively). Depository Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.

      ADRs are U.S. dollar-denominated securities backed by foreign securities deposited in a U.S. securities depository. ADRs are created for trading in the U.S. markets. The value of an ADR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise involve risks associated with investing in foreign securities.

      Securities of foreign issuers also include EDRs and GDRs, which are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

      13. VARIABLE AND FLOATING RATE OBLIGATIONS

      Certain of the funds may invest in floating or variable rate securities. Investments in floating or variable rate securities normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates of Treasury Bonds or Bill or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the fund on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before the fund is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed by the fund through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

      14. EXCHANGE TRADED FUNDS

      Certain of the funds may invest in exchange traded funds ("ETFs"). These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees which increase their costs.

ADDITIONAL INVESTMENT POLICES

      The following provides a more detailed explanation of some of the investment policies of the funds.

      1. LENDING SECURITIES

      Each fund may lend its securities so long as its loans of securities do not represent in excess of 33 1/3% of such fund's total assets. This lending limitation is a fundamental restriction which may not be changed without shareholder approval. The procedure for lending securities is for the borrower to give the lending fund collateral consisting of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The lending fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower which has delivered cash equivalent collateral.

      The Fund anticipates that securities will be loaned only under the following conditions:

(1) the borrower must furnish collateral equal at all times to the market value of the securities loaned and the borrower must agree to increase the collateral on a daily basis if the securities loaned increase in value;

(2) the loan must be made in accordance with New York Stock Exchange rules, which presently require the borrower, after notice, to redeliver the securities within five business days; and

(3) the fund making the loan may pay reasonable service, placement, custodian or other fees in connection with loans of securities and share a portion of the interest from these investments with the borrower of the securities.

As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

      2. WHEN-ISSUED SECURITIES ("FORWARD COMMITMENTS")

      In order to help ensure the availability of suitable securities, each of the funds may purchase debt or equity securities on a "when-issued" or on a "forward delivery" basis. Purchasing securities on a when-issued or forward delivery basis means that the obligations will be delivered to the fund at a future date, which may be one month or longer after the date of the commitment ("forward commitments"). Except as may be imposed by these factors, there is no limit on the percent of a fund's total assets that may be committed to such transactions.

      Under normal circumstances, a fund purchasing securities on a when-issued or forward delivery basis will take delivery of the securities, but the fund may, if deemed advisable, sell the securities before the settlement date. In general, a fund does not pay for the securities, or start earning interest on them, until the obligations are scheduled to be settled. The fund does, however, record the transaction and reflect the value each day of the securities in determining its net asset value. At the time of delivery, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction. While awaiting delivery of the obligations purchased on such bases, a fund will maintain on its records liquid assets consisting of cash or high quality debt securities equal to the amount of the commitments to purchase when-issued or forward delivery securities. The availability of liquid assets for this purpose and the effect of asset segregation on a fund's ability to meet its current obligations, to honor requests for redemption, and to otherwise manage its investment portfolio will limit the extent to which the fund may purchase when-issued or forward delivery securities.

      3. MORTGAGE DOLLAR ROLLS

      Each fund (except the Money Market Fund and the Lifestyle Funds) may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar securities (of the same type, coupon and maturity) securities on a specified future date. During the roll period, the fund forgoes principal and interest paid on the mortgage-backed securities. A fund is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. A fund may also be compensated by receipt of a commitment fee. A fund may only enter into "covered rolls". A covered roll is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction or for which the fund maintains on its records liquid assets having an aggregate value at least equal to the amount of such commitment to repurchase. Dollar roll transactions involve the risk that the market value of the securities sold by the fund may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund's net asset value per share, each fund will cover the mortgage dollar roll transaction as described above.

      4. ILLIQUID SECURITIES

      Each of the funds, except the Money Market Fund, may not invest more than 15% of its net assets in securities that are not readily marketable ("illiquid securities"). The Money Market Fund may not invest more than 10% of its net assets in illiquid securities. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.

      Rule 144A Securities are Excluded from the Limitation on Illiquid Securities. Securities that are restricted as to resale but for which a ready market is available pursuant to an exemption provided by Rule 144A of the Securities Act of 1933 ("1933 Act") or other exemptions from the registration requirements of the 1933 Act may be excluded from the 10% and 15% limitations on illiquid securities. The Subadvisers decide, subject to the Trustees' oversight, whether

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

securities sold according to Rule 144A are readily marketable for purposes of the Fund's investment restriction. The Subadvisers will also monitor the liquidity of Rule 144A securities held by the funds for which they are responsible. To the extent that Rule 144A securities held by a fund should become illiquid because of a lack of interest on the part of qualified institutional investors, the overall liquidity of the fund could be adversely affected.

      Section 4(2) Commercial Paper is Excluded from the Limitation on Illiquid Securities. The Money Market Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act. Section 4(2) commercial paper is restricted as to the disposition under Federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be made in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Money Market Fund through or with the assistance of the issuer or investment dealers who make a market in
Section 4(2) commercial paper, thus providing liquidity. The Money Market Fund's Subadviser believes that Section 4(2) commercial paper meets its criteria for liquidity and is quite liquid. The Money Market Fund intends, therefore, to treat Section 4(2) commercial paper as liquid and not subject to the investment limitation applicable to illiquid securities. The Money Market Fund's Subadviser will monitor the liquidity of 4(2) commercial paper held by the Money Market Fund, subject to the Trustees' oversight.

      5. SHORT SALES

      Certain of the funds may make short sales of securities or maintain a short position, provided that at all times when a short position is open the fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale "against-the-box").

      Certain of the funds may also sell a security it does not own in anticipation of a decline in the market value of that security (a "short sale"). To complete such a transaction, the fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the fund replaces a borrowed security, the fund will segregate with its custodian cash or other liquid assets at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaced the borrowed security. The fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.

INVESTMENT IN OTHER INVESTMENT COMPANIES

      Certain of the funds may invest in shares of closed-end investment companies, unit investment trusts, and open-end investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company-level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in certain types of investment companies, such as closed end investment companies, issue a fixed number of shares that trade on a stock exchange or may involve the payment of substantial premiums above the value of such investment companies' portfolio securities when traded over-the-counter or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

      The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

      6. LOAN PARTICIPATIONS AND ASSIGNMENTS

      Certain of the funds may invest in loan participation or assignments. Loan participations are loans or other direct debt instruments which are interests in amounts owned by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a fund generally will have no right to enforce compliance by the borrower with the term of the loan agreement relating to loan, nor any rights of set-off against the borrower, and a fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

      When a fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligation acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The funds anticipate that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

RISK FACTORS

      The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

NON-DIVERSIFIED FUNDS

      Definition of Non-Diversified. Any fund that is non-diversified is limited as to the percentage of its assets that may be invested in any one issuer, and as to the percentage of the outstanding voting securities of such issuer that may be owned, only by the fund's own investment restrictions. In contrast, a diversified fund may not invest more than five percent of its total assets in the securities, or own more than ten percent of the outstanding voting securities, of any one issuer.

      Risks. Since a non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies, it may be affected more than a diversified fund by a change in the financial condition of any of these companies or by the financial markets' assessment of any of these companies.

EQUITY SECURITIES

      Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FIXED-INCOME SECURITIES

      Fixed-income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

      Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

      Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. Funds that may invest in lower rated fixed-income securities are riskier than funds that may invest in higher rated fixed-income securities. Additional information on the risks of investing in investment grade fixed-income securities in the lowest rating category and lower rated fixed-income securities is set forth below.

INVESTMENT GRADE FIXED-INCOME SECURITIES IN THE LOWEST RATING CATEGORY

      Investment grade fixed-income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

LOWER RATED FIXED-INCOME SECURITIES

      Lower rated fixed-income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's). The principal risks of investing in these securities are as follows:

      General Risks

   - Risk to Principal and Income. Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

   - Price Volatility. The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

   - Liquidity. The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

   - Dependence on Subadviser's Own Credit Analysis. While a subadviser to a fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

      Additional Risks Regarding Lower Rated Corporate Fixed-income Securities Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed-income securities.

Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

      Additional Risks Regarding Lower Rated Foreign Government Fixed-income Securities Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

SMALL AND MEDIUM SIZE COMPANIES

Small or Unseasoned Companies

   - Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

   - Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

   - Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a fund's investments to decrease if it needs to sell such securities when there are few interested buyers.

   - Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

   - Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies

   - Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

FOREIGN SECURITIES

      The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

   - Currency Fluctuations. Investments in foreign securities may cause a fund to lose money when converting investments from foreign currencies into U.S. dollars. A fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the fund could still lose money.

   - Political and Economic Conditions. Investments in foreign securities subject a fund to the political or economic conditions of the foreign country. These conditions could cause fund investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the fund from selling its investment and taking the money out of the country.

   - Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

   - Nationalization of Assets. Investments in foreign securities subject a fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

   - Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

   - Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

INVESTMENT COMPANY SECURITIES

      Certain of the funds may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed end funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities.

EXCHANGE TRADED FUNDS (ETFS)

      These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

STRIPPED SECURITIES

      Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

      Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the fund and not the purchase of shares of the fund.

      Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a "pass-through" of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.

      When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund's mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed-income securities when interest rates fall.

      When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthen the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

      The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the fund.

      Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by the fund have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

      Collateralized Mortgage Obligations. The fund may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

      Asset-Backed Securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

SECURITIES LINKED TO THE REAL ESTATE MARKET

      Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate. These risks include:

   -   Declines in the value of real estate;

   - Risks related to general and local economic conditions;

   -   Possible lack of availability of mortgage funds;

   -   Overbuilding;

   -   Extended vacancies of properties;

   -   Increased competition;

   - Increases in property taxes and operating expenses;

  -    Change in zoning laws;

  -    Losses due to costs resulting from the
       clean-up of environmental problems;

  -    Liability to third parties for damages

       resulting from environmental problems;

  -    Casualty or condemnation losses;

  -    Limitations on rents;

  -    Changes in neighborhood values and the
       appeal of properties to tenants; and

  -    Changes in interest rates.

      Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the fund's shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.

      Securities of companies in the real estate industry include REITs including Equity REITs and Mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while

Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

      In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See "Small and Medium Size Companies" above for a discussion of the risks associated with invests in these companies.

INDUSTRY OR SECTOR INVESTING

      When a fund's investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.

      Internet-Related Investments. The value of companies engaged in Internet-related activities, which is a developing industry, is particularly vulnerable to (a) rapidly changing technology, (b) extensive government regulation and (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, companies engaged in Internet-related activities are difficult to value and many have high share prices relative to their earnings which they may not be able to maintain over the long-term. Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations. There is no guarantee that such financing will be available when needed. Since many internet companies are start-up companies, the risks associated with investing in small companies are heightened for these companies. Any fund that invests a significant portion of its assets in Internet-related companies should be considered extremely risky even as compared to other funds that invest primarily in small company securities.

      Financial Services Industry. A fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

      Banking. Commercial banks (including "money center" regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

      Insurance. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or "junk" bond holdings) and failures of reinsurance carriers.

      Other Financial Services Companies. Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

      Telecommunications. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

      Health Sciences. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation and the obsolescence of popular products. The prices of the securities of heath sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company's market value or share price.

INITIAL PUBLIC OFFERINGS (IPOS)

      Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund's performance likely will decrease as the fund's asset size increases, which could reduce the fund's returns. IPOs may not be consistently available to a fund for investing, particularly as the fund's asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

U.S. GOVERNMENT SECURITIES

      Certain of the funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Banks ("FHLBs") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").

HIGH YIELD (HIGH RISK) SECURITIES

      The following discussion supplements the disclosure regarding the risks of investing in non-investment grade securities.

      GENERAL. Certain of the funds may invest in high yield (high risk) securities. High yield securities are those rated below investment grade and comparable unrated securities. These securities offer yields that fluctuate over time, but generally are superior to the yields offered by higher rated securities. However, securities rated below investment grade also have greater risks than higher rated securities as described below.

      Interest Rate Risk. To the extent a fund invests primarily in fixed-income securities, the net asset value of the fund's shares can be expected to change as general levels of interest rates fluctuate. However, the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities. Except to the extent that values are affected independently by other factors (such as developments relating to a specific issuer) when interest rates decline, the value of a fixed-income fund generally rise. Conversely, when interest rates rise, the value of a fixed-income fund will decline.

      Liquidity. The secondary markets for high yield corporate and sovereign debt securities are not as liquid as the secondary markets for investment grade securities. The secondary markets for high yield debt securities are concentrated in relatively few market makers and participants are mostly institutional investors. In addition, the trading volume for high yield debt securities is generally lower than for investment grade securities. Furthermore, the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer.

      These factors may have an adverse effect on the ability of funds investing in high yield securities to dispose of particular portfolio investments. These factors also may limit the funds from obtaining accurate market quotations to value securities and calculate net asset value. If a fund investing in high yield debt securities is not able to obtain precise or accurate market quotations for a particular security, it will be more difficult for the Trustees to value that fund's investments. Therefore the Trustees may have to use a greater degree of judgment in making such valuations.

      Less liquid secondary markets may also affect a fund's ability to sell securities at their fair value. Each fund may invest up to 15% (10% in the case of the Money Market Fund) of its net assets, measured at the time of investment, in illiquid securities. These securities may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of a fund's assets invested in illiquid securities may increase.

      NON-INVESTMENT GRADE CORPORATE DEBT SECURITIES. While the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of non-investment grade corporate debt securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities.

      In addition, these securities generally present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

      NON-INVESTMENT GRADE FOREIGN SOVEREIGN DEBT SECURITIES. Investing in non-investment grade foreign sovereign debt securities will expose funds to the consequences of political, social or economic changes in the developing and emerging market countries that issue the securities. The ability and willingness of sovereign obligors in these countries to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Developing and emerging market countries have historically experienced (and may continue to experience) high inflation and interest rates, exchange rate trade difficulties, extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability.

      THE ABILITY OF A FOREIGN SOVEREIGN OBLIGOR TO MAKE TIMELY PAYMENTS ON ITS EXTERNAL DEBT OBLIGATIONS WILL ALSO BE STRONGLY INFLUENCED BY:

      -     the obligor's balance of payments, including export performance,

      -     the obligor's access to international credits and investments,

      -     fluctuations in interest rates, and

      -     the extent of the obligor's foreign reserves.

      Obligor's Balance of Payments. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.

      Obligor's Access to International Credits and Investments. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multilateral organizations, and inflows of foreign investment. The commitment on the part of these entities to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure in any of these efforts may result in the cancellation of these third parties' lending commitments, thereby further impairing the obligor's ability or willingness to service its debts on time.

      Obligor's Fluctuations in Interest Rates. The cost of servicing external debt is generally adversely affected by rising international interest rates since many external debt obligations bear interest at rates which are adjusted based upon international interest rates.

      Obligor's Foreign Reserves. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

      The Consequences of a Default. As a result of the previously listed factors, a governmental obligor may default on its obligations. If a default occurs, the fund holding foreign sovereign debt securities may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of the foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

      Sovereign obligors in developing and emerging countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations. This difficulty has led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things:

      - reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and

      -     obtaining new credit to finance interest payments.

      Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the funds may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

      Securities in the Lowest Rating Categories. Certain debt securities in which the funds may invest may have (or be considered comparable to securities having) the lowest ratings for non-subordinated debt instruments assigned by Moody's or Standard & Poor's. These securities are rated Caa or lower by Moody's or CCC or lower by Standard & Poor's. These securities are considered to have the following characteristics:

      - extremely poor prospects of ever attaining any real investment standing,

      -     current identifiable vulnerability to default,

      - unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions,

      - are speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations, and/or

      -     are default or not current in the payment of interest or principal.

Accordingly, it is possible that these types of characteristics could, in certain instances, reduce the value of securities held by a fund with a commensurate effect on the value of the fund's shares.

HEDGING AND OTHER STRATEGIC TRANSACTIONS

      Individual funds may be authorized to use a variety of investment strategies primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements), and managing the effective maturity or duration of debt instruments held by the funds (such investment strategies and transactions are referred to as "Hedging and Other Strategic Transactions"). These strategies may also be used to gain exposure to a particular securities market. The description in the Prospectus of each fund indicates which, if any, of these types of transactions may be used by the funds.

      A detailed discussion of Hedging and Other Strategic Transactions follows. No fund that is authorized to use any of these investment strategies will be obligated to pursue any of the strategies and no fund makes any representation as to the availability of these techniques at this time or at any time in the future. In addition, a fund's ability to pursue certain of these strategies may be limited by the Commodity Exchange Act, as amended, applicable rules and regulations of the CFTC thereunder and U.S. Federal income tax considerations.

GENERAL CHARACTERISTICS OF OPTIONS

      Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Hedging and Other Strategic Transactions involving options require segregation of portfolio assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

      Put Options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell (and the writer the obligation to buy) the underlying security, commodity, index, currency or other instrument at the exercise price. A fund's purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the fund the right to sell the instrument at the option exercise price.

      If and to the extent authorized to do so, a fund may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts. A fund will not sell put options if, as a result, more than 50% of the fund's assets would be required to be segregated to cover its potential obligations under put options other than those with respect to futures contracts.

            Risk of Selling Put Options. In selling put options, a fund faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.

      Call Options. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A fund's purchase of a call option on an underlying instrument might be intended to protect the fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An "American" style put or call option may be exercised at any time during the option period, whereas a "European" style put or call option may be exercised only upon expiration or during a fixed period prior to expiration.

            Partial Hedge or Income to the Fund. If a fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the fund or will increase the fund's income. Similarly, the sale of put options can also provide fund gains.

            Covering of Options. All call options sold by a fund must be "covered" (that is, the fund must own the securities or futures contract subject to the call or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding).

            Risk of Selling Call Options. Even though a fund will receive the option premium to help protect it against loss, a call option sold by the fund will expose the fund during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.

      Exchange-listed Options. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example, but is also applicable to other similar financial intermediaries.

      OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options and Eurodollar instruments (which are described below under "Eurodollar Instruments") are cash settled for the net amount, if any, by which the option is "in-the-money" at the time the option is exercised. "In-the-money" means the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

      A fund's ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are:

      -     insufficient trading interest in certain options,

      -     restrictions on transactions imposed by an exchange,

      - trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits,

      -     interruption of the normal operations of the OCC or an exchange,

      - inadequacy of the facilities of an exchange or the OCC to handle current trading volume, or

      - a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

      The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

      OTC Options. Over-the-counter ("OTC") options are purchased from or sold to counterparties such as securities dealers, financial institutions through direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties. It is anticipated that any fund authorized to use OTC options will generally only enter into OTC options that have cash settlement provisions, although it will not be required to do so.

      Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the Subadviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the OTC option will be met. A fund will enter into OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks, or other financial institutions that are deemed creditworthy by the Subadviser. In the absence of a change in the current position of the staff of the SEC, OTC options purchased by a fund and the amount of the fund's obligation pursuant to an OTC option sold by the fund (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.

      Types of Options That May Be Purchased. If and to the extent authorized to do so, a fund may purchase and sell call options on securities indices, currencies, and futures contracts, as well as and on Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets.

      Each fund reserves the right to invest in options on instruments and indices which may be developed in the future to the extent consistent with applicable law, the fund's investment objective and the restrictions set forth herein.

GENERAL CHARACTERISTICS OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

      If and to the extent authorized to do so, a fund may trade financial futures contracts (including stock index futures contracts which are described below) or purchase or sell put and call options on those contracts for the following purposes:

      - as a hedge against anticipated interest rate, currency or market changes,

      -     for duration management,

      -     for risk management purposes,

      -     to gain exposure to a securities market.

Futures contracts are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver that position.

      Use Will Be Consistent with Applicable Regulatory Requirements. A fund's use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular with the rules and regulations of the CFTC and will be entered into primarily for bona fide hedging, risk management (including duration management) or to attempt to increase income or gains.

      Margin. Maintaining a futures contract or selling an option on a futures contract will typically require a fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets ("initial margin") that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets ("variation margin") may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of a fund. If a fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position.

      Settlement. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

      Value of Futures Contracts Sold by a Fund. The value of all futures contracts sold by a fund (adjusted for the historical volatility relationship between such fund and the contracts) will not exceed the total market value of the fund's securities.

STOCK INDEX FUTURES

      Definition. A stock index futures contract (an "Index Future") is a contract to buy a certain number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index.

      Uses of Index Futures. Below are some examples of how Index Futures may be used:

      - In connection with a fund's investment in common stocks, a fund may invest in Index Futures while the Subadviser seeks favorable terms from brokers to effect transactions in common stocks selected for purchase.

      - A fund may also invest in Index Futures when a subadviser believes that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the fund's pending investment in such stocks when they do become available.

      - Through the use of Index Futures, a fund may maintain a pool of assets with diversified risk without incurring the substantial brokerage costs which may be associated with investment in multiple issuers. This may permit a fund to avoid potential market and liquidity problems (e.g., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security) which may result from increases or decreases in positions already held by a fund.

      - A fund may also invest in Index Futures in order to hedge its equity positions.

      Hedging and Other Strategic Transactions involving futures contracts and options on futures contracts will be purchased, sold or entered into primarily for bona fide hedging, risk management or appropriate fund management purposes including gaining exposure to a particular securities market. None of the funds will act as a "commodity pool" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC).

OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES

      If and to the extent authorized to do so, a fund may purchase and sell call and put options on securities indices and other financial indices ("Options on Financial Indices"). In so doing, the fund can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.

      Description of Options on Financial Indices. Options on Financial Indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, Options on Financial Indices settle by cash settlement. Cash settlement means that the holder has the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call (or is less than, in the case of a put) the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case for options on securities. In the case of an OTC option, physical delivery may be used instead of cash settlement.

YIELD CURVE OPTIONS

      Certain of the funds may also enter into options on the "spread," or yield differential, between two fixed income securities, in transactions referred to as "yield curve" options. In contract to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

      Yield curve options may be used for the same purposes as other options on securities. Specifically, a fund may purchase or write such options for hedging purposes. For example, a fund may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. The fund may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the subadviser, the fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by a fund will be "covered." A call (or put) option is covered if the fund holds another call (or put) option on the spread between the same two securities and owns liquid and unencumbered assets sufficient to cover the fund's net liability under the two options. Therefore, a fund's liability for such a covered option is generally limited to the difference between the amount of the fund's liability under the option written by the fund less the value of the option held by the fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter.

CURRENCY TRANSACTIONS

      If and to the extent authorized to do so, a fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include:

      -     forward currency contracts,

      -     exchange-listed currency futures contracts and options thereon,

      -     exchange-listed and OTC options on currencies, and

      -     currency swaps.

A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below under "Swaps, Caps, Floors and Collars." A fund may enter into currency transactions only with counterparties that are deemed creditworthy by the subadviser.

      A fund's dealings in forward currency contracts and other currency transactions such as futures contracts, options, options on futures contracts and swaps will be limited to hedging and similar purposes, including transaction hedging, position hedging, cross hedging and proxy hedging. A fund may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuation from one country to another. A fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held by the fund that are denominated, exposed to or generally quoted in or currently convertible into the currency, other than with respect to proxy hedging as described below.

      Transaction Hedging. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a fund, which will generally arise in connection with the purchase or sale of the portfolio's securities or the receipt of income from them.

      Position Hedging. Position hedging is entering into a currency transaction with respect to fund securities positions denominated or generally quoted in that currency.

      Cross Hedging. A fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the fund has or in which the fund expects to have exposure.

      Proxy Hedging. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a fund's holdings are exposed is generally difficult to hedge or specifically difficult to hedge against the dollar. Proxy

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

hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a fund's securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the fund's securities denominated in linked currencies.

      Risk of Currency Transactions. Currency transactions are subject to risks different from other fund transactions, as discussed below under "Risk Factors." If a fund enters into a currency hedging transaction, the fund will comply with the asset segregation requirements described below under "Use of Segregated and Other Special Accounts."

COMBINED TRANSACTIONS

      To the extent authorized to do so, a fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although a fund will normally enter into combined transactions to reduce risk or otherwise more effectively achieve the desired fund management goal, it is possible that the combination will instead increase the risks or hinder achievement of the fund's objective.

SWAPS, CAPS, FLOORS AND COLLARS

      Among the Hedging and Other Strategic Transactions into which a fund may be authorized to enter are (a) interest rate, currency and index swaps and (b) the purchase or sale of related caps, floors and collars and other derivatives. A fund will enter into these transactions primarily:

- to preserve a return or spread on a particular investment or portion of its portfolio,

-     to protect against currency fluctuations,

- to protect against any increase in the price of securities a fund anticipates purchasing at a later date, or

-     as a duration management technique.

A fund will use these transactions primarily for hedging purposes and will not sell interest rate caps or floors if it does not own securities or other instruments providing the income the fund may be obligated to pay.

      Swaps are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the fund than if the fund had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

      For purposes of applying each fund's investment policies and restrictions, swap agreements are generally valued by the fund at market value. In the case of a credit default swap sold by a fund (i.e., where the fund is selling credit default protection), however, the fund will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the funds for purposes of applying investment policies and restriction may differ from the manner in which those investment are valued by other types of investors.

      Interest Rate Swaps. Interest rate swaps involve the exchange by a fund with another party of respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal).

      Currency Swaps. A currency swap is an agreement to exchange cash flows on a stated amount based on changes in the values of the reference indices.

      Caps. The purchase of a cap entitles the purchaser to receive payments on a stated principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate.

      Floors. The purchase of a floor entitles the purchaser to receive payments on a stated principal amount from the party selling the floor to the extent that a specific index falls below a predetermined interest rate or amount.

      Interest Rate Floors. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a stated principal amount from the party selling the interest rate floor to the extent that a specified index falls below a predetermined interest rate or amount.

      Collar. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

      1940 Act Considerations. A fund will usually enter into interest rate swaps on a net basis. A net basis means that the two payment streams are netted out in a cash settlement on the payment date(s) specified in the instrument, with the fund receiving (or paying, if applicable) only the net amount of the two payments. Obligations under swap agreements covered with sufficient segregated assets will not be construed to be "senior securities" for purposes of the fund's investment restriction concerning senior securities.

      Counterparties to these Transactions. A fund will not enter into any swap, cap, floor, collar or other derivative transaction unless the counterparty is deemed creditworthy by the Subadviser. If a counterparty defaults, a fund may have contractual remedies pursuant to the agreements related to the transaction.

      Liquidity. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are generally less liquid than swaps.

      The liquidity of swap agreements will be determined by a Subadviser based on various factors, including:

      -     the frequency of trades and quotations,

      -     the number of dealers and prospective purchasers in the marketplace,

      -     dealer undertakings to make a market,

      - the nature of the security (including any demand or tender features), and

      - the nature of the marketplace for trades (including the ability to assign or offset a fund's rights and obligations relating to the investment).

Such determination will govern whether a swap will be deemed to be within the 15% restriction on investments in securities that are not readily marketable.

      Each fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the fund's accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement. If a fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the fund's accrued obligations under the agreement. See also, "Use of Segregated and Other Special Accounts."

EURODOLLAR INSTRUMENTS

      To the extent authorized to do so, a fund may make investments in Eurodollar instruments, which are typically dollar-denominated futures contracts or options on those contracts that are linked to the LIBOR. In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

RISK FACTORS

      Hedging and Other Strategic Transactions have special risks associated with them, including:

      -     possible default by the counterparty to the transaction,

      - markets for the securities used in these transactions could be illiquid,

      - to the extent the Subadviser's assessment of market movements is incorrect, the risk that the use of the Hedging and Other Strategic Transactions could result in losses to the fund.

      Losses resulting from the use of Hedging and Other Strategic Transactions will reduce a fund's net asset value, and possibly income. Losses can be greater than if Hedging and Other Strategic Transactions had not been used.

         Options and Futures Transactions

      -  Options transactions are subject to the following additional risks:

      - Option transactions could force the sale or purchase of fund securities at inopportune times or for prices higher than current market values (in the case of put options) or lower than current market values (in the case of call options), or could cause a fund to hold a security it might otherwise sell (in the case of a call option).

      - Options markets could become illiquid in some circumstances and certain over-the-counter options could have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.

         Futures transactions are subject to the following additional risks:

      - The degree of correlation between price movements of futures contracts and price movements in the related securities position of a fund could create the possibility that losses on the hedging instrument are greater than gains in the value of the fund's position.

      - Futures markets could become illiquid. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.

Although a fund's use of futures and options for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, it will tend, at the same time, to limit the potential gain that might result from an increase in value.

      Currency Hedging. In additional to the general risks of Hedging and Other Strategic Transactions described above, currency hedging transactions have the following risks:

      - Currency hedging can result in losses to a fund if the currency being hedged fluctuates in value to a degree or direction that is not anticipated.

      - Proxy hedging involves determining the correlation between various currencies. If the Subadviser's determination of this correlation is incorrect, the fund losses could be greater than if the proxy hedging were not used.

      - Foreign government exchange controls and restrictions on repatriation of currency can negatively affect currency transactions. These forms of governmental actions can result in losses to a fund if it is unable to deliver or receive currency or monies to settle obligations. Such governmental actions could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

      Currency Futures Contracts and Options on Currency Futures Contracts. Currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. In addition, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available.

RISKS OF HEDGING AND OTHER STRATEGIC TRANSACTIONS OUTSIDE THE UNITED STATES

      When conducted outside the United States, Hedging and Other Strategic Transactions will not only be subject to the risks described above but could also be adversely affected by:

      - foreign governmental actions affecting foreign securities, currencies or other instruments,

      - less stringent regulation of these transactions in many countries as compared to the United States,

      - the lack of have clearing mechanisms and related guarantees in some countries for these transactions,

      - more limited availability of data on which to make trading decisions than in the United States,

      - delays in a fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States,

      - the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and

      -     lower trading volume and liquidity.

USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS

      Use of extensive Hedging and Other Strategic Transactions by a fund will require, among other things, that the fund segregate cash, liquid high grade debt obligations or other assets with its custodian, or a designated sub-custodian, to the extent the fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency.

      In general, either the full amount of any obligation by a fund to pay or deliver securities or assets must be covered at all times by (a) holding the securities, instruments or currency required to be delivered, or (b) subject to any regulatory restrictions, segregating an amount of cash or liquid high grade debt obligations at least equal to the current amount of the obligation. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Some examples of cover requirements are set forth below:

      Call Options. A call option on securities written by a fund will require the fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid high grade debt obligations sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a fund on an index will require the fund to own portfolio securities that correlate with the index or to segregate cash or liquid high grade debt obligations equal to the excess of the index value over the exercise price on a current basis.

      Put Options. A put option on securities written by a fund will require the fund to segregate cash or liquid high grade debt obligations equal to the exercise price.

      OTC Options. OTC options entered into by a fund, including those on securities, currency, financial instruments or indices, and OTC-issued and exchange-listed index options will generally provide for cash settlement, although a fund will not be required to do so. As a result, when a fund sells these instruments it will segregate an amount of cash or liquid high grade debt obligations equal to its obligations under the options. OTC-issued and exchange-listed options sold by a fund other than those described above generally settle with physical delivery, and the fund will segregate an amount of cash or liquid high grade debt securities equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

      Currency Contracts. Except when a fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the fund to buy or sell a foreign currency will generally require the fund to hold an amount of that currency or liquid securities denominated in that currency equal to a fund's obligations or to segregate cash or liquid high grade debt obligations equal to the amount of the fund's obligations.

      Futures Contracts and Options on Futures Contracts. In the case of a futures contract or an option on a futures contract, a fund must deposit initial margin and, in some instances, daily variation margin, in addition to segregating assets sufficient to meet its obligations under the contract. These assets may consist of cash, cash equivalents, liquid debt, equity securities or other acceptable assets.

      Swaps. A fund will calculate the net amount, if any, of its obligations relating to swaps on a daily basis and will segregate an amount of cash or liquid high grade debt obligations having an aggregate value at least equal to this net amount.

      Caps. Floors and Collars. Caps, floors and collars require segregation of assets with a value equal to a fund's net obligation, if any.

      Hedging and Other Strategic Transactions may be covered by means other than those described above when consistent with applicable regulatory policies. A fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation. A fund could purchase a put option, for example, if the exercise price of that option is the same or higher than the exercise price of a put option sold by the fund. In addition, if it holds a futures contracts or forward contract, a fund could, instead of segregating assets, purchase a put option on the same futures contract or forward contract with an exercise price as high or higher than the price of the contract held. Other Hedging and Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates on or after the time the primary transaction terminates, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

OTHER LIMITATIONS

      No fund will maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the current market value of the open positions exceeds the current market value of that portion of its securities fund being hedged by those futures and options, plus or minus the unrealized gain or loss on those open positions. The gain or loss on these open positions will be adjusted for the historical volatility relationship between that portion of the fund and the contracts (e.g., the Beta volatility factor).

      For purposes of this limitation, to the extent the fund has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the fund will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.

INVESTMENT RESTRICTIONS

      There are two classes of investment restrictions to which the Fund is subject in implementing the investment policies of the funds: (a) fundamental and (b) nonfundamental. Nonfundamental restrictions are subject to change by the Trustees of the Fund without shareholder approval. Fundamental restrictions may only be changed by a vote of the lesser of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

      When submitting an investment restriction change to the holders of the Fund's outstanding voting securities, the matter shall be deemed to have been effectively acted upon with respect to a particular fund if a majority of the outstanding voting securities of the fund vote for the approval of the matter, notwithstanding (1) that the matter has not been approved by the holders of a majority of the outstanding voting securities of any other fund affected by the matter, and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the Fund.

      Restrictions (1) through restriction (8) are fundamental. Restrictions (9) through (15) are nonfundamental.

FUNDAMENTAL

      The Fund may not issue senior securities, except to the extent that the borrowing of money in accordance with restriction (3) may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued or delayed delivery basis and engaging in Hedging and Other strategic Transactions will not be deemed to constitute the issuance of a senior security.) In addition, unless a fund is specifically excepted by the terms of a restriction, each fund will not:

(1) Invest more than 25% of the value of its total assets in securities of issuers having their principal activities in any particular industry, excluding U. S. Government securities and obligations of domestic branches of U.S. banks and savings and loan associations, except that this restriction shall not apply to Health Sciences Fund, Real Estate Securities Fund, Utilities Fund, the Natural Resources Fund, and the Lifestyle Portfolios. (The Fund has determined to forego the exclusion from the above policy of obligations of domestic branches of U.S. savings and loan associations and to limit the exclusion of obligations of domestic branches of U.S. banks to the Money Market Fund.)

            The Natural Resources Fund will concentrate its assets in securities of issuers in natural resource-related companies worldwide.

            For purposes of this restriction, neither telecommunication companies, finance companies nor utility companies as a group are considered to be a single industry. Such companies will be grouped instead according to their services; for example, gas, electric and telephone utilities will each be considered a separate industry. Also for purposes of this restriction, foreign government issuers and supranational issuers are not considered members of any industry.

(2) Purchase the securities of any issuer if the purchase would cause more than 5% of the value of the fund's total assets to be invested in the securities of any one issuer (excluding U. S. Government securities) or cause more than 10% of the voting securities of the issuer to be held by the fund, except that up to 25% of the value of each fund's total assets may be invested without regard to these restrictions. The Core Equity Fund, U.S. Global Leaders Growth Fund, Utilities Fund, Health Sciences Fund, Global Bond Fund, Real Estate Securities Fund, Natural Resources Fund, Real Return Bond Fund, Financial Services Fund, Growth Fund, Intrinsic Value Fund, U.S. Multi Sector Fund, Growth Opportunities Fund and the Lifestyle Portfolios are not subject to these restrictions.

(3) Borrow money, except that each fund may borrow (i) for temporary or emergency purposes (not for leveraging) up to 33 1/3% of the value of the fund's total assets (including amounts borrowed) less liabilities (other than borrowings) and (ii) in connection with reverse repurchase agreements, mortgage dollar rolls and other similar transactions.

(4) Underwrite securities of other issuers except insofar as the Fund may be considered an underwriter under the 1933 Act in selling fund securities.

(5) Purchase or sell real estate, except that each fund may invest in securities issued by companies which invest in real estate or interests therein and each of the funds other than the Money Market Fund may invest in mortgages and mortgage-backed securities.

(6) Purchase or sell commodities or commodity contracts, except that each fund other than the Money Market Fund may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and each fund other than the Money Market Fund and U.S. Government Securities Fund may purchase and sell futures contracts on foreign currencies and options on such futures contracts.

(7) Lend money to other persons, except by the purchase of obligations in which the fund is authorized to invest and by entering into repurchase agreements. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve the lending of money.

(8) Lend securities in excess of 33 1/3% of the value of its total assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities.

NONFUNDAMENTAL

Unless a fund is specifically excepted by the terms of a restriction, each fund will not:

(9) Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable, except that the Money Market Fund may not invest in excess of 10% of its net assets in such securities or other investments.

(10) Sell securities short or purchase securities on margin, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to Hedging and Other Strategic Transactions will not be deemed to involve the use of margin. Investment Restriction (10) is amended as follows for the Capital Appreciation and Strategic Value Funds: the fund may not make short sales of securities or maintain a short position, if, when added together, more than 25% of the value of the fund's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales. Short sales "against-the-box" are not subject to this limitation.

(11) Write or purchase options on securities, financial indices or currencies, except to the extent a fund is specifically authorized to engage in Hedging and Other Strategic Transactions.

(12)  Purchase securities for the purpose of exercising control or management.

(13) Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the fund's total assets to be invested in investment company securities, provided that (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the fund or more than 5% of the value of the fund's total assets would be invested in such company and (ii) no restrictions shall apply to a purchase of investment company securities in connection with:

                  (a)   a merger, consolidation or reorganization,

                  (b) the investment of collateral received in connection with the lending of securities in the Navigator Securities Lending Trust,* or

                  (c) the purchase of shares of the T. Rowe Price Reserve Investment Fund, a T. Rowe Price Associates, Inc. money market fund. (However, a fund may not invest more than 25% of its total assets in the T. Rowe Price Reserve Investment Fund).**

            For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by "Exemptive Issuers." Exemptive Issuers are defined as unmanaged, fixed-asset issuers that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities as defined in Section 2(a)(32) of the 1940 Act, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies. This restriction (13) shall not apply to the Lifestyle Portfolios.

*State Street Bank and Trust Company ("State Street"), the Fund's custodian, pursuant to an agreement with the Fund, provides a security lending service to the Fund. In connection with the service, collateral from securities lent may be invested in the Navigator Securities Lending Trust. The Navigator Securities Lending Trust is a registered investment company managed by State Street that is sold only to mutual fund lending clients of State Street. In connection with the creation of the Navigator Securities Lending Trust, State Street received from the SEC exemption from certain provisions of the 1940 Act in order to permit its mutual fund clients to invest in the Navigator Securities Lending Trust. State Street received exemption from Section 12(d)(1) of the 1940 Act and various provisions of Section 17 of the 1940 Act.

**The T. Rowe Price Reserve Investment Fund is a money market fund registered under the 1940 Act which is managed by T. Rowe Price Associates, Inc. and which is sold only to advisory clients of T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. and their affiliates. T. Rowe Price Associates, Inc. and Rowe Price-Fleming International, Inc. have received from the SEC exemptive relief from certain provisions of the 1940 Act in order to permit their mutual fund sub-advisory clients to invest in the T. Rowe Price Reserve Investment Fund.

(14) Pledge, hypothecate, mortgage or transfer (except as provided in restriction (8)) as security for indebtedness any securities held by the fund, except in an amount of not more than 10%* of the value of the fund's total assets and then only to secure borrowings permitted by restrictions
      (3) and (10). For purposes of this restriction, collateral arrangements with respect to Hedging and Other Strategic Transactions will not be deemed to involve a pledge of assets.

*331/3% in the case of the Small Company Value, Blue Chip Growth, Equity-Income, International Stock, Science & Technology, U.S. Large Cap Value, Total Return, International Value, Mid Cap Stock, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Capital Opportunities, Utilities, Mid Cap Value, Fundamental Value, Natural Resources, Real Return Bond, Mid Cap Core, Large Cap Value, Quantitative All Cap, Emerging Growth, Special Value, Small Cap Opportunities, Small Company, Core Equity, Quantitative Value, U.S. Global Leaders Growth, Strategic Income, International Equity Index, Bond Index, Growth & Income, Small Cap Value, Small Cap Emerging Growth, Overseas Equity, Active Bond, Short-Term Bond, Managed, Large Cap, International Opportunities, Core Bond, U.S. High Yield Bond and Small Cap Funds.

15% in the case of the International Small Cap, Growth and Balanced Funds; 50% in the case of the Value Fund.

      If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a fund's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction, except in the case of the Money Market Fund where the percentage limitation of restriction (9) must be met at all times. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, any change in the subadviser's assessment of the security), or change in the percentage of fund assets invested in certain securities or other instruments, or change in the average duration of a fund's investment portfolio, resulting from market fluctuations or other changes in a fund's total assets will not require a fund to dispose of an investment until the subadviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the fund. In the event that rating services assign different ratings to the same security, the subadviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

ADDITIONAL INVESTMENT RESTRICTIONS

Money Market Fund

      In addition to the above policies, the Money Market Fund is subject to certain restrictions required by Rule 2a-7 under the 1940 Act. In order to comply with such restrictions, the Money Market Fund will, among other things, not purchase the securities of any issuer if it would cause:

      - more than 5% of its total assets to be invested in the securities of any one issuer (excluding U.S. Government securities and repurchase agreements fully collateralized by U.S. Government securities), except as permitted by Rule 2a-7 for certain securities for a period of up to three business days after purchase,

      - more than 5% of its total assets to be invested in "second tier securities," as defined by Rule 2a-7, or

      - more than the greater of $1 million or 1% of its total assets to be invested in the second tier securities of that issuer.

Strategic Opportunities Fund and Large Cap Growth Fund

      In addition to the above policies, the Strategic Opportunities and Large Cap Growth Funds will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of the fund's total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

Large Cap Growth Fund

      For purposes of normally investing at least 80% of the fund's assets in securities of companies with large market capitalizations, FMR intends to measure the capitalization range of the Russell 1000 Index and the Standard & Poor's 500 (SM) (S&P 500(R)) no less frequently than once a month.

Investment Restrictions that May be Changed Only on 60 Days' Notice to Shareholders

      In order to comply with Rule 35d-1 under the 1940 Act, the 80% investment policy stated below for each of the funds named below is subject to change only upon 60 days' prior notice to shareholders:

NAME OF FUND                  80% INVESTMENT POLICY

500 INDEX FUND                The fund normally invests at least 80% of its net
                              assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the Wilshire 5000 Index and (b) securities (which may or may not be included in the Wilshire 5000 Index) that the subadviser believes as a group will behave in a manner similar to this index.

ACTIVE BOND FUND              The fund normally invests at least 80% of its net
                              assets (plus any borrowings for investment purposes) in debt securities.

BLUE CHIP GROWTH FUND         The fund normally invests at least 80% of its
                              total assets in the common stocks of large and medium-sized blue chip growth companies.

BOND INDEX FUND               The fund normally invests at least 80% of its
                              assets in bonds.

CORE BOND FUND                The fund normally invests at least 80% of its net
                              assets (plus any borrowings for investment purposes) in debt securities.

EMERGING SMALL COMPANY FUND   The fund normally invests at least 80% of its net
                              assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Growth Index ("small cap stocks") at the time of purchase.

FINANCIAL SERVICES FUND       The fund normally invests at least 80% of the its
                              net assets (plus any borrowings for investment purposes) in companies principally engaged in financial services.

GLOBAL BOND FUND              The fund normally invests at least 80% of its net
                              assets (plus any borrowings for investment purposes) in debt securities.

GLOBAL FUND                   The fund normally invests at least 80% of its net
                              assets (plus any borrowings for investment purposes) in equity securities of companies located anywhere in the world, including emerging markets.

GROWTH OPPORTUNITIES FUND     The fund normally invests at least 80% of its net
                              assets (plus any borrowings for investment purposes) in securities of small cap companies.

NAME OF FUND                  80% INVESTMENT POLICY

HEALTH SCIENCES FUND          The fund normally invests at least 80% of its net
                              assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences
                              (collectively, "health sciences").

HIGH YIELD FUND               The fund normally invests at least 80% of its net
                              assets (plus any borrowings for investment purposes) in high yield debt securities, including corporate bonds and other fixed income securities
                              (such as preferred stocks and convertible securities) which have the following ratings (or, if unrated, are considered to be of equivalent quality):

                              Corporate Bonds, Preferred Stocks and Convertible
  Rating Agency                                  Securities
-----------------             -------------------------------------------------
     Moody's                                     Ba through C
Standard & Poor's                                BB through D

INTERNATIONAL EQUITY INDEX    The fund normally invests at least 80% of its net
FUND                          assets (plus any borrowings for investment
                              purposes) in (a) the common stocks that are included in the Morgan Stanley Capital
                              International All Country World Excluding U.S.
                              Index (the "MSCI ACW ex-US Index") and (b) securities (which may or may not be included in the MSCI ACW ex-US Index) that the subadviser believes as a group will behave in a manner similar to the index.

INTERNATIONAL SMALL CAP FUND  The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by foreign companies which have total stock market capitalizations or annual revenues of $1.5 billion or less ("small company securities")."

INTERNATIONAL STOCK  FUND     The fund normally invests at least 80% of its
                              assets in equity securities and typically invests in a diversified mix of equity investments from developed markets other than the U.S.

INVESTMENT QUALITY BOND FUND  The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds.

LARGE CAP FUND                The fund normally invests at least 80% of its net
                              assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large capitalization companies.

LARGE CAP GROWTH FUND         The fund normally invests at least 80% of its net
                              assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations.

LARGE CAP VALUE FUND          The fund normally invests at least 80% of its net
                              assets (plus any borrowings for investment purposes) in large cap companies.

MID CAP CORE FUND             The fund normally invests at least 80% of its
                              assets in mid-capitalization companies.

MID CAP INDEX FUND            The fund normally invests at least 80% of its net
                              assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the S&P 400 Index and (b) securities
                              (which may or may not be included in the S&P 4000
                              Index) that the subadviser believes as a group will behave in a manner similar to this index.

MID CAP STOCK FUND            The fund normally invests at least 80% of its net
                              assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential.

MID CAP VALUE FUND            The fund normally invests at least 80% of its net
                              assets (plus any borrowings for investment purposes) in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion.

NAME OF FUND                  80% INVESTMENT POLICY

NATURAL RESOURCES FUND        The fund normally invests at least 80% of its net
                              assets (plus any borrowings for investment purposes) in natural resource-related companies.

OVERSEAS EQUITY FUND          The fund normally invests at least 80% of its
                              assets in non-U.S. securities (primarily common stocks).

PACIFIC RIM FUND              The fund normally invests at least 80% of its net
                              assets (plus any borrowings for investment purposes) in common stocks and equity-related securities of established, larger capitalization non-U.S. companies in the Pacific Rim.

QUANTITATIVE MID CAP FUND     The fund normally invests at least 80% of its net
                              assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

REAL ESTATE SECURITIES FUND   The fund normally invests at least 80% of its net
                              assets (plus any borrowings for investment purposes) in securities of real estate companies.

REAL RETURN BOND FUND         The fund normally invests at least 80% of its net
                              assets in bonds (either through cash market purchases, forward commitments, or derivative instruments) of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.)

SCIENCE & TECHNOLOGY FUND     The fund normally invests at least 80% of its net
                              assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology.

SHORT-TERM BOND FUND          The fund normally invests at least 80% of its
                              assets (plus any borrowings for investment purposes) in debt securities.

SMALL CAP FUND                The fund normally invests at least 80% of its net
                              assets in equity securities of companies whose market capitalizations are under $2 billion.

SMALL CAP GROWTH FUND         The fund normally invests at least 80% of its net
                              assets in

SMALL CAP INDEX FUND          The fund normally invests at least 80% of its net
                              assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the Russell 2000 Index and (b) securities (which may or may not be included in the Russell 2000 US Index) that the subadviser believes as a group will behave in a manner similar to the index.

SMALL CAP OPPORTUNITIES FUND  The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in small cap companies.

SMALL CAP VALUE FUND          The fund normally invests at least 80% of its net
                              assets (plus any borrowings for investment purposes) in small cap companies.

SMALL COMPANY FUND            The fund normally invests at least 80% of its net
                              assets (plus any borrowings for investment purposes) in small cap companies.

SMALL COMPANY GROWTH FUND     The fund normally invests at least 80% of its
                              assets in securities of small-capitalization companies.

SMALL COMPANY VALUE FUND      The fund normally invests at least 80% of its net
                              assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000
                              Index at the time of purchase.

NAME OF FUND                  80% INVESTMENT POLICY

SPECIAL VALUE FUND            The fund normally invests at least 80% of its net
                              assets in common stocks and other equity securities of companies whose market capitalizations at the time of investment are no greater than the market capitalization of companies in the Russell 2000 Value Index.

STRATEGIC BOND FUND           The fund normally invests at least 80% of its net
                              assets (plus any borrowings for investment purposes) in fixed income securities.

TOTAL STOCK MARKET INDEX      The fund normally invests at least 80% of its net
FUND                          assets (plus any borrowings for investment
                              purposes) in (a) the common stocks that are included in the Wilshire 5000 Index and (b) securities (which may or may not be included in the Wilshire 5000 Index) that the subadviser believes as a group will behave in a manner similar to the index.

U.S. GOVERNMENT SECURITIES    The fund normally invests at least 80% of its net
FUND                          assets (plus any borrowings for investment
                              purposes)in debt obligations and mortgage-backed securities issued or guaranteed by the U.S.
                              Government, its agencies or instrumentalities and derivative securities.

U.S. HIGH YIELD BOND FUND     The fund normally invests at least 80% of its net
                              assets (plus any borrowings for investment purposes) in high-yield debt securities.

U.S. LARGE CAP FUND           The fund normally invests at least 80% of its net
                              assets (plus any borrowings for investment purposes)in equity and equity-related securities of companies with market capitalizations greater than $500 million at the time of purchase.

U.S. MULTI SECTOR FUND        The fund normally at least 80% of its net assets
                              (plus any borrowings for investment purposes) in investments tied economically to the U.S.

UTILITIES FUND                The fund normally invests at least 80% of its net
                              assets (plus any borrowings for investment purposes) in the utilities industry.

PORTFOLIO TURNOVER

      The annual rate of portfolio turnover will normally differ for each fund and may vary from year to year as well as within a year. A high rate of portfolio turnover (100% or more) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the fund. No portfolio turnover rate can be calculated for the Money Market Fund due to the short maturities of the instruments purchased. Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the portfolio's securities. (Excluded from the computation are all securities, including options, with maturities at the time of acquisition of one year or less).

THOSE RESPONSIBLE FOR MANAGEMENT

      The business of the Fund, an open-end management investment company, is managed by its Board of Trustees, including certain Trustees who are not "interested persons" of the Fund (as defined by the 1940 Act) (the "Independent Trustees"), who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or Directors of the Adviser, or officers or Directors of the principal distributor to the Funds, John Hancock Funds, LLC ("John Hancock Funds").

      The Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below.

                              INDEPENDENT TRUSTEES

                                                                             NUMBER OF FUNDS IN
NAME, ADDRESS (1)    POSITION(s) HELD    PRINCIPAL OCCUPATION(s) AND OTHER      FUND COMPLEX
AND AGE               WITH FUND (2)      DIRECTORSHIPS DURING PAST 5 YEARS   OVERSEEN BY TRUSTEE
-----------------  --------------------  ---------------------------------   -------------------
                   Trustee (since 2005)
-----------------                        ---------------------------------   -------------------
                   Trustee (since 2005)
-----------------                        ---------------------------------   -------------------
                   Trustee (since 2005)
-----------------                        ---------------------------------   -------------------
                   Trustee (since 2005)
-----------------                        ---------------------------------   -------------------

-----------------  --------------------  ---------------------------------   -------------------

(1) Business address for Independent and Affiliated Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210.

(2) Each Trustee serves until resignation, retirement age or until his or her successor is elected.

                AFFILIATED TRUSTEES AND OFFICERS OF THE FUND (1)

                                                                             NUMBER OF FUNDS IN
NAME, ADDRESS (2)    POSITION(s) HELD    PRINCIPAL OCCUPATION(s) AND OTHER      FUND COMPLEX
AND AGE                WITH FUND (3)     DIRECTORSHIPS DURING PAST 5 YEARS   OVERSEEN BY TRUSTEE
-----------------  --------------------  ---------------------------------   -------------------
                   Trustee (since 2005)
-----------------                        ---------------------------------   -------------------
                   Trustee (since 2005)
-----------------                        ---------------------------------   -------------------
                   Trustee (since 2005)
-----------------                        ---------------------------------   -------------------
                   Trustee (since 2005)
-----------------                        ---------------------------------   -------------------

-----------------  --------------------  ---------------------------------   -------------------

-----------------  --------------------  ---------------------------------   -------------------

-----------------  --------------------  ---------------------------------   -------------------

(1) Each Trustee is an "interested person" as defined in the 1940 Act due to his or her position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the Fund's investment adviser and principal underwriter.

(2) Business address for Independent and Affiliated Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210.

(3) Each Trustee serves until resignation, retirement age or until his or her successor is elected.

BOARD COMMITTEES

      The Board of Trustees has two standing committees, the Audit Committee and the Nominating Committee, each of which is composed of all the Independent Trustees.

      Audit Committee. The Audit Committee reviews the internal and external accounting and auditing procedures of the Fund and, among other things, considers the selection of independent accountants for the Fund, approves all significant services proposed to be performed by the independent accountants and considers the possible effect of such services on their independence.

      Nominating Committee. The Nominating Committee selects and nominates candidates as additional Independent Trustees or to fill vacancies on the Board. The Nominating Committee will consider candidates recommended by Fund shareholders or group annuity contract owners investing in the Fund through insurance company separate accounts. Such candidates will be considered in the same manner as candidates recommended by other sources. Names of candidates recommended by shareholders or group annuity contract owners may be submitted to the Secretary of the Fund at 601 Congress Street, Boston, Massachusetts 02210, along with relevant biographical information.

      When evaluating a person as a potential nominee to serve as an Independent Trustee, the Nominating Committee will generally consider, among other factors:
(i) whether the person is "independent" and otherwise qualified under applicable laws and regulations to serve as a Trustee; (ii) whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an Independent Trustee; (iii) the contribution that the person can make to the Board and the funds, with consideration being given to the person's business, academic or other experience and education and to such other factors as the Nominating Committee may consider relevant; (iv) the character and integrity of the person; and (v) desirable personality traits, including independence, leadership and ability to work with others. The process of identifying nominees involves the consideration of candidates recommended by one or more of the following sources: current Trustees, officers, shareholders, group annuity contract owners and any other source the Nominating Committee deems appropriate. In addition, the Nominating Committee may use the services of a professional search firm to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.

COMPENSATION OF TRUSTEES

      The Trust does not pay any remuneration to its Trustees who are officers or employees of the Adviser or its affiliates. Trustees not so affiliated receive an annual retainer of $______, a fee of $______ for each quarterly meeting of the Trustees that they attend in person and a fee of $______ per day for attending any duly constituted in person meeting of the Trustees, other than a quarterly meeting, plus the sum of $_____ for attending any duly constituted meeting of the Nominating Committee, other than routine meetings where specific candidates are not considered. Trustees are reimbursed for travel and other out-of-pocket expenses. The officers listed above are furnished to the Fund pursuant to the Advisory Agreement described below and receive no compensation from the Fund. These officers spend only a portion of their time on the affairs of the Fund.

                             COMPENSATION TABLE (1)

                       AGGREGATE COMPENSATION FROM   TOTAL COMPENSATION FROM THE
INDEPENDENT TRUSTEES   THE FUND (2)                  FUND COMPLEX (3)
--------------------   ---------------------------   ---------------------------

--------------------   ---------------------------   ---------------------------

--------------------   ---------------------------   ---------------------------

--------------------   ---------------------------   ---------------------------

--------------------   ---------------------------   ---------------------------

--------------------   ---------------------------   ---------------------------

(1) Compensation received for services as Trustee. The Fund does not have a pension or retirement plan for any of its Trustees or officers.

(2) Compensation is estimated for the fiscal year ending October 31, 200_.

(3) Total compensation paid by the Fund Complex to the Independent Trustees is for the year ended _______, 200_.

TRUSTEE OWNERSHIP OF SHARES OF THE FUNDS

      The fund commenced operations on October __, 2005, and none of the Trustees of the Fund beneficially owned any shares of the funds as of that date. The following table provides a dollar range indicating each Trustee's aggregate beneficial ownership of shares of all funds in the Fund Complex overseen by the Trustee as of December 31, 2004. For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest. Dollar ranges are based on the following table:

A - $0                                             D - $50,001 up to and including $100,000
B - $1 up to and including $10,000                 E - $100,001 or more
C - $10,001 up to and including $50,000

                       AGGREGATE DOLLAR RANGE OF HOLDINGS IN
                       FUNDS OF THE FUND COMPLEX OVERSEEN BY
NAME OF TRUSTEE                      TRUSTEE
--------------------   -------------------------------------
INDEPENDENT TRUSTEES
--------------------   -------------------------------------
--------------------   -------------------------------------
--------------------   -------------------------------------
--------------------   -------------------------------------

AFFILIATED TRUSTEES
--------------------   -------------------------------------
--------------------   -------------------------------------
--------------------   -------------------------------------

SHAREHOLDERS OF THE FUND

      As of the date of this Statement of Additional Information, the Fund had issued only Class 1 and Class I shares. All the Class 1 shares were held by John Hancock Life Insurance Company (U.S.A.) (JHLICO U.S.A.") (formerly, The Manufacturers Life Insurance Company (U.S.A.)) and John Hancock Life Insurance Company of New York ("JHLICO New York") (formerly, The Manufacturers Life Insurance Company of New York) on behalf of certain of their separate accounts that are used to fund group annuity contracts issued to qualified retirement plans and that are not registered under the 1940 Act in reliance on the exception provided by Section 3(c)(11) of that Act. All the Class I shares were held by the five Lifestyle Portfolios of the Fund.

      JHLICO U.S.A. is a stock life insurance company originally organized under the laws of Pennsylvania and redomesticated under the laws of Michigan. Its principal address is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. JHLICO New York is a stock life insurance company organized under the laws of New York. Its principal address is 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. Each of JHLICO (U.S.A.) and JHLICO New York is a wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife"), a Canadian stock life insurance company. Manulife Financial Corporation ("MFC") is the holding company of Manulife and its subsidiaries. The principal offices of Manulife Financial are located at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

      As of ________, 2005, the Trustees and officers of the Fund, in the aggregate, beneficially owned less than 1% of the outstanding shares of each class of shares of each fund..

INVESTMENT MANAGEMENT ARRANGEMENTS AND OTHER SERVICES

THE ADVISORY AGREEMENT

      The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser. Pursuant to the Advisory Agreement, the Adviser will provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent. In addition to providing these services, the Adviser is authorized to manage the investment and reinvestment of the assets of the funds or to select, contract with, and compensate subadvisers to manage the investment and reinvestment of the assets of the funds.. The Adviser will monitor the compliance of such subadvisers with the investment objectives and related policies of each fund and review the performance of such subadvisers and report periodically on such performance to the Trustees of the Fund.

      The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to a fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Fund, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

      As compensation for its services, the Adviser receives a fee from the Fund computed separately for each fund. The fee for each fund is stated as an annual percentage of the current value of the net assets of the fund. The fee, which is accrued and paid daily, is calculated for each day by multiplying the daily equivalent of the annual percentage prescribed for a fund by the value of its net assets at the close of business on the previous business day of the Fund. The management fees each fund currently is obligated to pay the Adviser are as set forth in the Prospectus.

      From time to time, the Adviser may reduce its fee or make other arrangements to limit a fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the fund's annual expenses fall below this limit.

      Securities held by a fund may also be held by other funds or investment advisory clients for which the Adviser, a subadviser or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or subadviser for a fund or for other funds or clients for which the Adviser or subadviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or subadviser or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

      Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Agreement.

      Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or one or more of its affiliates may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Adviser or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

      The Advisory Agreement and Distribution Agreement (discussed below) were approved by all of the Trustees. The Advisory Agreement and Distribution Agreement will continue in effect from year to year, provided that its continuance is approved annually both by (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of a Fund and will terminate automatically if it is assigned.

THE SUBADVISORY AGREEMENTS

      Duties of the Subadvisers. Under the terms of each of the current subadvisory agreements, including the consulting agreement with Citigroup Asset Management Limited ("CAM Limited"), the Deutsche Subadvisory Consulting Agreement and the FMR sub-subadvisory Agreement (collectively "Subadvisory Agreements"), the Subadviser manages the investment and reinvestment of the assets of the assigned funds, subject to the supervision of the Fund's Board of Trustees and the Adviser. (In the case of the SaBAM Limited Consulting Agreement, the Deutsche Subadvisory Consulting Agreement and the FMR Sub-subadvisory Agreement), the activities of the Subadviser are also subject to the supervision of SaBAM, MFC Global Investment Management (U.S.A.) Limited. ("MFC Global (U.S.A.)") and FMR, respectively.) The Subadviser formulates a continuous investment program for each such portfolio consistent with its investment objectives and policies outlined in the Prospectus. Each Subadviser implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Board of Trustees of the Fund with respect to the implementation of such programs. (In the case of the Deutsche Subadvisory Consulting Agreement for the Lifestyle Trusts, Deutsche does not purchase and sell securities but rather provides information and services to MFC Global (U.S.A.) to assist MFC Global (U.S.A.) in this process as noted below.) Each Subadviser, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties, as well as administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the assigned funds.

      The information and services Deutsche provides to MFC Global (U.S.A.) pursuant to the Subadvisory Consulting Agreement for the Lifestyle Portfolios are as follows:

a. Deutsche will provide MFC Global (U.S.A.) the following information and services as may be requested by MFC Global (U.S.A.) from time to time:

            - calculate the probability that the subadvisers to the non-Lifestyle Portfolio funds outperform their performance benchmarks;

            - perform statistical performance analysis of historical manager returns for managers that MFC Global (U.S.A.) would like to include in its potential line up on a quarterly basis;

            - using Deutsche's proprietary optimization technology, Deutsche will seek to optimize Lifestyle Portfolio investments consistent with the performance objective specified by the Subadviser (i.e. the probability of out-performing a benchmark, minimum shortfall relative to the benchmark, and specification of the benchmark for each Lifestyle Portfolio, and any constraints that MFC Global (U.S.A.) may specify on allocations to non-Lifestyle Portfolio funds on a quarterly basis;

            - consult with MFC Global (U.S.A.) to explain proposed allocations on a quarterly basis and review past performance of the Lifestyle Portfolios provided that Deutsche is given information on the performance of these Lifestyle Portfolios and the actual allocations implemented.

      Subadvisory Fees. As compensation for their services, the Subadvisers receive fees from the Adviser computed separately for each fund. In respect of the two subadvisory consulting agreements, the subadvisory fees are paid by the Subadviser to the entity providing the consulting services as described below. The fee for each fund is stated as an annual percentage of the current value of the net assets of the fund. The fees are calculated on the basis of the average of all valuations of net assets of each fund made at the close of business on each business day of the Fund during the period for which such fees are paid. Once the average net assets of a fund exceed specified amounts, in the case of certain funds, the fee is reduced with respect to such excess.

      CAM Limited Subadvisory Consulting Agreement. The Prospectus refers to a subadvisory consulting agreement between SaBAM and CAM Limited which is subject to certain conditions as set forth in the Prospectus. Under that agreement SaBAM Limited provides certain investment advisory services to SaBAM relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Strategic Bond Fund.

      Ownership of SaBAM Limited. CAM Limited is an indirect wholly owned subsidiary of Citigroup. The business address of CAM Limited is Citigroup Centre, Canada Square, London, E145LB, United Kingdom.

      Fee Paid to SaBAM Limited. SaBAM pays SaBAM Limited, as full compensation for all services provided under the subadvisory consulting agreement, a portion of its subadvisory fee. The amount paid to SaBAM Limited is equal to the fee payable under SaBAM's subadvisory agreement multiplied by the current value of the net assets of the portion of the assets of the Strategic Bond Fund that SaBAM Limited has been delegated to manage divided by the current value of the net assets of the fund. The Fund does not incur any expenses in connection with SaBAM Limited's services other than the advisory fee.

      DeAM Subadvisory Consulting Agreement for the Lifestyle Portfolios. The Prospectus refers to a subadvisory consulting agreement between MFC Global (U.S.A.) and DeAM for the provision of subadvisory consulting services to MFC Global (U.S.A.) in regards to the Lifestyle Portfolios. A portion of the subadvisory fee paid to MFC Global (U.S.A.) by the Adviser is paid by MFC Global (U.S.A.) to DeAM. The Lifestyle Portfolios do not incur any expenses in connection with DeAM's services other than the advisory fee.

      FMR Sub-Subadvisory Agreement for the Portfolios Managed by FMR. The Prospectus refers to a sub-subadvisory agreement between FMR and FMR Co., Inc.
(FMRC) for the provision of subadvisory consulting services to FMR in regards to the funds managed by FMR. These funds do not incur any expenses in connection with FMRC's services other than the advisory fee.

      Control of FMR's Investment Advisers. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward
C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

      Davis Administrative Service Agreement. The Adviser has entered into an Administrative Service Agreement with Davis Selected Advisers, L.P. ("Davis") pursuant to which Davis will pay the Adviser an administrative service fee of ..05% of the average net assets of the Fundamental Value Fund and the Financial Services Fund for administrative and investor support services provided by the Adviser to these funds.

ADDITIONAL INFORMATION APPLICABLE TO SUBADVISORY AGREEMENTS

      Term of Each Subadvisory Agreement. Each Subadvisory Agreement will initially continue in effect as to a fund for a period no more than two years from the date of its execution (or the execution of an amendment making the agreement applicable to that fund) and thereafter if such continuance is specifically approved at least annually either (a) by the Trustees or (b) by the vote of a majority of the outstanding voting securities of the Fund. In either event, such continuance shall also be approved by the vote of the majority of the Trustees who are not interested persons of any party to the Agreements.

      Any required shareholder approval of any continuance of any of the Agreements shall be effective with respect to any fund if a majority of the outstanding voting securities of that fund votes to approve such continuance even if such continuance may not have been approved by a majority of the outstanding voting securities of (a) any other fund affected by the Agreement or
(b) all of the funds of the Fund.

      Failure of Shareholders to Approve Continuance of any Subadvisory Agreement. If the outstanding voting securities of any fund fail to approve any continuance of any Subadvisory Agreement, the party may continue to act as investment subadviser with respect to such fund pending the required approval of the continuance of such Agreement or a new agreement with either that party or a different subadviser, or other definitive action.

      Termination of the Agreements. The Subadvisory Agreements may be terminated at any time without the payment of any penalty on 60 days' written notice to the other party or parties to the Agreements, and also to the Fund. The following parties may terminate the agreements:

   -  the Board of Trustees of the Fund;

   - with respect to any fund, a majority of the outstanding voting securities of such fund;

   -  the Adviser; and

   -  the respective Subadviser.

      The Agreements will automatically terminate in the event of their assignment.

      Amendments to the Agreements. The Subadvisory Agreements may be amended by the parties to the agreement provided the amendment is approved by the vote of a majority of the outstanding voting securities of the Fund (except as noted below) and by the vote of a majority of the Board of Trustees of the Fund who are not interested persons of the Fund, the Adviser or the applicable Subadviser.

      The required shareholder approval of any amendment shall be effective with respect to any fund if a majority of the outstanding voting securities of that fund votes to approve the amendment, even if the amendment may not have been approved by a majority of the outstanding voting securities of
(a) any other fund affected by the amendment or (b) all the funds of the Fund.

      As noted under "Subadvisory Arrangements" in the Prospectus, an SEC order permits the Adviser to appoint a subadviser (other than an Affiliated Subadviser) or change a subadvisory fee or otherwise amend a subadvisory agreement (other than for an Affiliated Subadviser) pursuant to an agreement that is not approved by shareholders.

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES


                           [TO BE ADDED BY AMENDMENT]


OTHER SERVICES

      Accounting and Legal Services Agreement. The Fund, on behalf of the funds, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this Agreement, the Adviser provides the Fund with certain tax, accounting and legal services.

DISTRIBUTION AGREEMENTS

      The Fund has a Distribution Agreement with John Hancock Funds, LLC ("John Hancock Funds" or the "Distributor"). Under the agreement John Hancock Funds is obligated to use its best efforts to sell shares of the Fund. Shares of each fund are also sold by selected broker-dealers, banks and registered investment advisors ("Selling Firms") that have entered into selling agreements with John Hancock Funds. These Selling Firms are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. John Hancock Funds accepts orders for the purchase of the shares of the Fund that are continually offered at net asset value next determined, plus any applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Firms receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class B and Class C shares, the Selling Firm receives compensation immediately but John Hancock Funds is compensated on a deferred basis.

      Because the funds have not completed a full year of operations as of the date of this Statement of Additional Information, no information regarding underwriting commissions is included.

      The Fund's Trustees adopted Distribution Plans with respect to each class of shares (other than Class I and Class R5 shares) (the "12b-1 Plans") pursuant to Rule 12b-1 under the 1940 Act. Under the 12b-1 Plans, the funds will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A shares, 1.00% for Class B and Class C shares, 0.50% for Class R and Class R3 shares, 0.25% for Class R4 shares, 0.05% for Class 1 shares, and 0.40% for Class 3 shares (0.55% in the case of the Class 3 shares of the Lifestyle Portfolios) of the fund's average daily net assets attributable to shares of the respective class of shares. However, the service fees will not exceed 0.25% of the fund's average daily net assets attributable to each class of shares. The distribution fees under the Class A, Class B and Class C and Class R 12b-1 Plans will be used to reimburse John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Firms and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees under all 12b-1 Plans will be used to compensate Selling Firms and others for providing personal and account maintenance services to shareholders. The fees paid under the Class 1 and Class 3 12b-1 Plans may also be used for certain shareholder and administrative services.

      In the event that John Hancock Funds is not fully reimbursed for payments or expenses it incurs under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses.

      The 12b-1 Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on the 12b-1 Plans.

      Pursuant to the 12b-1 Plans, at least quarterly, John Hancock Funds provides the Fund with a written report of the amounts expended under the 12b-1 Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

      The 12b-1 Plans provide that they will continue in effect only so long as each 12b-1 Plan's continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The 12b-1 Plans provide that they may be terminated without penalty, (a) by a vote of a majority of the Independent Trustees and (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds. The 12b-1 Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the fund which has voting rights with respect to that 12b-1 Plan. Each 12b-1 Plan provides that no material amendment to the Plan will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. The holders of Class A, Class B, Class C, Class R, Class R3, Class R4, Class 1 and Class 3 shares have exclusive voting rights with respect to the 12b-1 Plan applicable to their respective class of shares. In adopting the 12b-1 Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the 12b-1 Plans will benefit the holders of the applicable class of shares of each fund.

      Class I shares and Class R5 shares of the Fund are not subject to any distribution plan. Expenses associated with the obligation of John Hancock Funds to use its best efforts to sell Class and Class R5 shares will be paid by the Adviser or by John Hancock Funds and will not be paid from the fees paid under the Plan for any other class of shares.

      Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to the formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the Fund may participate in joint distribution activities with other mutual funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Fund.

      The Fund has also adopted a separate Service Plan with respect to each of its Class R, Class R3, Class R4 and Class R5 shares (the "Service Plan"). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to retirement plans or plan participants holding shares of the funds a service fee of up to a specified percentage of the funds' average daily net assets attributable to the applicable class of shares held by such plan participants. The percentages are 0.25% for Class R shares, 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class 5 shares. The services may include (a) acting, directly or through an agent, as the shareholder and nominee for all plan participants; (b) maintaining account records for each plan participant that beneficially owns the applicable class of shares; (c) processing orders to purchase, redeem and exchange the applicable class of shares on behalf of plan participants, and handling the transmission of funds representing the purchase price or redemption proceeds; (d) addressing plan participant questions regarding their accounts and the funds; and (e) other services related to servicing such retirement plans.

SALES COMPENSATION

      As part of its business strategy, the Fund, along with John Hancock Funds, pays compensation to Selling Firms that sell the Fund's shares. These firms typically pass along a portion of this compensation to your broker or financial representative.

      The primary sources of Selling Firm compensation payments for sales of shares of the Fund are (1) the 12b-1 fees that are applicable to the class of shares being sold and that are paid out of a fund's assets and (2), in the case of Class A, Class B and Class C shares, sales charges paid by investors. The sales charges and 12b-1 fees are detailed in the Prospectus and under "Distribution Agreements" in this Statement of Additional Information. The portions of these expenses that are paid to Selling Firms are shown on the next page. For Class I shares, John Hancock Funds may make a one-time payment at the time of initial purchase out of its own resources to a Selling Firm which sells shares of the funds. This payment may not exceed 0.15% of the amount invested.

      INITIAL COMPENSATION Whenever you make an investment in Class A, Class B or Class C shares of a fund, the Selling Firm receives a reallowance/payment/commission as described below. The Selling Firm also receives the first year's 12b-1 service fee at this time.

      For Class A, Class B and Class C shares of a fund, beginning in the second year after an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net (aged) assets. In addition, beginning in the second year after an investment is made in Class C shares, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.75% of the average daily net (aged) assets. These service and distribution fees are paid quarterly in arrears.

      For Class R shares of the funds, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net assets. In addition, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.25% of the average daily net assets. These service and distribution fees are paid quarterly in arrears.

      Selling Firms receive service and distribution fees with respect to Class A, Class B, Class C and Class R shares if, for the preceding quarter, (1) their clients/shareholders have invested combined average daily net assets of no less than $1,000,000 in eligible (aged) assets; or (2) an individual registered representative of the Selling Firm has no less than $250,000 in eligible (aged) assets. The reason for these criteria is to save the Fund the expense of paying out de minimus amounts. As a result, if a Selling Firm does not meet one of the criteria noted above, the money for that firm's fees remains in the Fund.

      John Hancock Funds may pay all or part of the Rule 12b-1 fees applicable to the Class 1 shares of a fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the fund serves as an investment vehicle as compensation for providing some or all of the types of services contemplated by the 12b-1 Plan.

      John Hancock Funds pays all of the Rule 12b-1 fees applicable to the Class 3 shares of a fund to its affiliate, John Hancock Distributors LLC ("John Hancock Distributors"). John Hancock Distributors enters into agreements with selling dealers to sell Class 3 shares of the Fund to qualified pension and profit-sharing plans pursuant to an integrated program of investment, record keeping, administrative and other plan services sponsored by John Hancock Distributors. The agreements also provide for the sale to plans of other funds participating in the program. John Hancock Distributors pays the selling dealer with respect to a plan as follows (or as the plan, the selling dealer and John Hancock Distributors may otherwise agree):

      A fee, payable weekly, equal to 1.00% of the first $5 million, 0.75% of the second $5 million, 0.50% of the third $5 million and 0.25% of the balance of the assets of the plan transferred or contributed to the program and invested in the Trust and other participating funds during the first year in which the plan participates in the program; and thereafter, a fee, payable monthly, at an rate equal to 0.25% annually of the net asset value of the share of the Trust and other participating funds held by the plan under the program.

      ADDITIONAL COMPENSATION John Hancock Funds, at its expense, and without additional cost to any fund or its shareholders, may provide significant additional compensation to a Selling Firm in connection with its promotion of a fund or sale of shares of a fund. John Hancock Funds may make payments to Selling Firms for marketing support and/or shareholder administrative services. These market support payments may include financial assistance to Selling Firms in connection with their marketing and sales development programs for their registered representatives and other employees, as well as payment for travel expenses, including lodging, incurred by registered representatives and other employees for such marketing and sales development programs, as well as assistance for seminars for the public, advertising and sales campaigns regarding one or more funds, and other Selling Firm-sponsored events or activities. From time to time, John Hancock Funds may provide expense reimbursements for special training of a Selling Firm's registered representatives and other employees in group meetings. Non-cash compensation may also take the form of occasional gifts, meals, tickets or other entertainment as limited by NASD requirements. Payments may also include amounts for sub-administration and other services for shareholders whose shares are held of record in omnibus or other group accounts. Other compensation, such as asset retention fees, finder's fees and reimbursement for wire transfer fees or other administrative fees and costs may be offered to the extent not prohibited by law or any self-regulatory agency such as the NASD. John Hancock Funds compensates Selling Firms differently depending upon, among other factors, the level and/or type of marketing support provided by the Selling Firm. The level of payments made to a Selling Firm in any given year will vary and may be substantial. These payments may provide an incentive to a Selling Firm to actively promote the funds or cooperate with John Hancock Funds' promotional efforts. Depending on the arrangements in place at any particular time, Selling Firms may have a financial incentive to recommend a particular fund or a share class. You should ask your Selling Firm for more information about any services it provides, as well as about fees, commissions and/or marketing support payments.

              FIRST YEAR BROKER OR OTHER SELLING FIRM COMPENSATION

                                     INVESTOR PAYS
                                     SALES CHARGE    SELLING FIRM     SELLING FIRM
                                    (% OF OFFERING      RECEIVES      RECEIVES 12b-1  TOTAL SELLING FIRM
CLASS A INVESTMENTS                     PRICE)       COMMISSION (1)  SERVICE FEE (2)  COMPENSATION (3)(4)
-----------------------------------  --------------  --------------  ---------------  -------------------
Up to $49,999                             5.00%          4.01%            0.25%             4.25%
$50,000 - $99,999                         4.50%          3.51%            0.25%             3.75%
$100,000 - $249,999                       3.50%          2.61%            0.25%             2.85%
$250,000 - $499,999                       2.50%          1.86%            0.25%             2.10%

$500,000 - $999,999                       2.00%          1.36%            0.25%             1.60%

INVESTMENTS OF CLASS A SHARES OF $1
MILLION OR MORE (5)

First $1M - $4,999,999                      --           0.75%            0.25%             1.00%
Next $1 - $5M above that                    --           0.25%            0.25%             0.50%
Next $1 or more above that                  --           0.00%            0.25%             0.25%

CLASS B INVESTMENTS

All amounts                                 --           3.75%            0.25%             4.00%

CLASS C INVESTMENTS

All amounts                                 --           0.75%            0.25%             1.00%

(1) For Class A investments under $1 million, a portion of the Selling Firm's commission is paid out of the sales charge.

(2) For Class A, B and C shares, the Selling Firm receives 12b-1 fees in the first year as a % of the amount invested and after the first year as a % of average daily net eligible assets. For Selling Firms with a fee-based/WRAP program agreement with John Hancock Funds, the Selling Firm receives 12b-1 fees in the first year as a % of average daily net eligible assets. Certain retirement platforms also receive 12b-1 fees in the first year as a % of average daily net eligible assets. Quarterly payments are made in arrears.

(3) Selling Firm commission and 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages if combined using simple addition.

(4) Underwriter retains the balance.

(5) See "Initial Sales Charge on Class A Shares" for a discussion on how to qualify for a reduced sales charge. John Hancock Funds may take recent redemptions into account in determining if an investment qualifies as a new investment.

CDSC revenues collected by John Hancock Funds may be used to pay Selling Firm commissions when there is no initial sales charge.

NET ASSET VALUE

      For purposes of calculating the net asset value ("NAV") of a fund's shares, the following procedures are utilized wherever applicable.

      Except for the types of securities described below, securities held by the portfolios will be valued as follows:

   - Securities which are traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange) are valued at the last sales price as of the close of the regularly scheduled day-time trading of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices.

   - Securities traded only in the over-the-counter market are valued at the last bid prices quoted by brokers that make markets in the securities at the close of day-time trading on the New York Stock Exchange.

   - Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees or their designee.

   - Shares of the underlying funds held by the Lifestyle Portfolios are valued at their net asset value as described in the Prospectus under "Valuation of Shares."

      Non-Negotiable Security. A non-negotiable security not treated as an illiquid security because it may be redeemed with the issuer, subject to a penalty for early redemption, shall be assigned a value that takes into account the reduced amount that would be received if it were currently liquidated.

      Debt Instruments with Remaining Maturities of 60 Days or less; All Instruments Held by the Money Market Fund. Debt instruments with a remaining maturity of 60 days or less held by each of the funds, other than the Money Market Fund, and all instruments held by the Money Market Fund, will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost (or in the case of instruments initially valued at market value, at the market value on the day before its remaining maturity is such that it qualifies for amortized cost valuation). After the initial valuation, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

      Money Market Fund - Rule 2a-7. The Money Market Fund uses the amortized cost valuation method in reliance upon Rule 2a-7 under the 1940 Act. As required by this rule, the Money Market Fund will maintain a dollar weighted average maturity of 90 days or less. In addition, the Money Market Fund is only permitted to purchase securities that the Subadviser determines present minimal credit risks and at the time of purchase are "eligible securities," as defined by Rule 2a-7. Generally, eligible securities must be rated by a nationally recognized statistical rating organization in one of the two highest rating categories for short-term debt obligations or be of comparable quality. The Money Market Fund will invest only in obligations that have remaining maturities of 397 days or less.

      The Trustees have established procedures designed to stabilize, to the extent reasonably possible, the Money Market Fund's price per share as computed for the purpose of sales and redemptions at $10.00. The procedures include a direction to the Adviser to establish procedures that will allow for the monitoring of the propriety of the continued use of amortized cost valuation to maintain a constant net asset value of $10.00 per share. The procedures also include a directive to the Adviser that requires that to determine net asset value per share based upon available market quotations, the Money Market Fund shall value weekly (a) all portfolio instruments for which market quotations are readily available at market, and (b) all portfolio instruments for which market quotations are not readily available or are not obtainable from a pricing service, at their fair value as determined in good faith by the Trustees (the actual calculations, however, may be made by persons acting pursuant to the direction of the Trustees.) If the fair value of a security needs to be determined, the Subadviser will provide determinations, in accordance with procedures and methods established by the Trustees of the Fund, of the fair value of securities held by the Money Market Fund.

      In the event that the deviation from the amortized cost exceeds 0.50 of 1% or $0.05 per share in net asset value, the Adviser shall promptly call a special meeting of the Trustees to determine what, if any, action should be initiated. Where the Trustees believe the extent of any deviation from the Money Market Fund's amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, they shall take the action they deem appropriate to eliminate or reduce to the extent reasonably practical such dilution or unfair results. The actions that may be taken by the Trustees include, but are not limited to:

   -  redeeming shares in kind;

   - selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of the Money Market Fund;

   -  withholding or reducing dividends;

   - utilizing a net asset value per share based on available market quotations; or

   - investing all cash in instruments with a maturity on the next business day.

      The Money Market Fund may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $10.00 per share.

INITIAL SALES CHARGE ON CLASS A SHARES

      Class A, Class B and Class C shares of a fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge") or on a contingent deferred basis (the "contingent deferred sales charge" or "CDSC"). The Fund does not issue share certificates. Shares are electronically recorded. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

      The sales charges applicable to purchases of Class A shares of a fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of a fund, the investor is entitled to accumulate current purchases with the current offering price of the Class A, Class B, Class C, Class I and Class R shares of the John Hancock mutual funds owned by the investor (see "Combination Privilege" and "Accumulation Privilege" below).

      IN ORDER TO RECEIVE THE REDUCED SALES CHARGE, THE INVESTOR MUST NOTIFY HIS OR HER FINANCIAL ADVISER AND/OR THE FINANCIAL ADVISER MUST NOTIFY JOHN HANCOCK SIGNATURE SERVICES, INC. ("SIGNATURE SERVICES") AT THE TIME OF PURCHASE OF THE CLASS A SHARES, ABOUT ANY OTHER JOHN HANCOCK MUTUAL FUNDS OWNED BY THE INVESTOR, THE INVESTOR'S SPOUSE AND THEIR CHILDREN UNDER THE AGE OF 21 LIVING IN THE SAME HOUSEHOLD (SEE "COMBINATION AND ACCUMULATION PRIVILEGE" BELOW). THIS INCLUDES INVESTMENTS HELD IN A RETIREMENT ACCOUNT, AN EMPLOYEE BENEFIT PLAN OR AT A BROKER OR FINANCIAL ADVISER OTHER THAN THE ONE HANDLING YOUR CURRENT PURCHASE. JOHN HANCOCK WILL CREDIT THE COMBINED VALUE, AT THE CURRENT OFFERING PRICE, OF ALL ELIGIBLE ACCOUNTS TO DETERMINE WHETHER YOU QUALIFY FOR A REDUCED SALES CHARGE ON YOUR CURRENT PURCHASE. JOHN HANCOCK SIGNATURE SERVICES, INC. WILL AUTOMATICALLY LINK CERTAIN ACCOUNTS REGISTERED IN THE SAME CLIENT NAME, WITH THE SAME TAXPAYER IDENTIFICATION NUMBER, FOR THE PURPOSE OF QUALIFYING YOU FOR LOWER INITIAL SALES CHARGE RATES. YOU MUST NOTIFY JOHN HANCOCK SIGNATURE SERVICES INC. AND YOUR BROKER-DEALER (FINANCIAL ADVISER) AT THE TIME OF PURCHASE OF ANY ELIGIBLE ACCOUNTS HELD BY YOUR SPOUSE OR CHILDREN UNDER 21, LIVING IN THE SAME HOUSEHOLD IN ORDER TO INSURE THESE ASSETS ARE LINKED TO YOUR ACCOUNTS.

Without Sales Charges. Class A shares may be offered without a front-end sales charge or CDSC to various individuals and institutions as follows:

   - A Trustee or officer of the Fund; a Director or officer of the Adviser and its affiliates, subadvisers or Selling Firms; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, child, grandparent, grandchild, parent, sibling, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew and same sex domestic partner; "Immediate Family") of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

   - A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of fund shares in fee-based investment products or services made available to their clients.

   - Individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to an IRA.

   - Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to a ROTH IRA.

NOTE: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 and not specified above as waiver eligible, will be subject to applicable sales charges.

   - A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

   - Certain retirement plans participating in Merrill Lynch servicing programs offered in Class A shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant for further information.

   -  Retirement plans investing through the PruSolutionssm program .

   - Participants in certain 529 Plans that have a signed agreement with John Hancock Funds. No CDSC will be due for redemptions on plan purchases made at NAV with no finder's fee. However, if a plan had a finder's fee or commission, and the entire plan redeemed within 12 months of the first investment in the plan, a CDSC would be due.

   - Participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these employees may purchase Class A shares with no initial sales charge, if the plan sponsor notifies Signature Services of the number of employees at the time the account is established. However, if the shares are redeemed within 12 months of the inception of the plan, a CDSC will be imposed at the following rate:

Amount Invested                  CDSC Rate
--------------------------       ---------
First $1 to $4,999,999             1.00%
Next $1 to $5M above that          0.50%
Next $1 or more above that         0.25%

In Kind Re-Registrations. A shareholder who withdraws funds via a tax reportable transaction, from one John Hancock fund account, that has previously paid a sales charge, and reregisters those assets directly to another John Hancock Fund account, without the assets ever leaving John Hancock Funds, may do so without paying a sales charge. The beneficial owner must remain the same, i.e., in kind.

Note: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 are not eligible for this provision, and will be subject to applicable sales charges.

Class A shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

Reducing Your Class A Sales Charges

Combination and Accumulation Privileges. For all shareholders in calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21 living in the same household, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and
(c) groups which qualify for the Group Investment Program (see below). Qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Class A investors may also reduce their Class A sales charge by taking into account not only the amount being invested but also the current offering price of all the Class A, Class B, Class C, Class I and Class R shares of all John Hancock funds already held by such person. However, Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. To receive a reduced sales charge, the investor must tell his or her financial adviser or Signature Services at the time of the purchase about any other John Hancock mutual funds held by that investor, his or her spouse and their children under the age of 21 living in the same household. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Firm's representative.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.

Letter of Intention. Reduced Class A sales charges under the Combination and Accumulation Privilege are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth IRAs and Coverdell ESAs, SEP, SARSEP, 401(k), 403(b) (including TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. An individual's non-qualified and qualified retirement plan investments can be combined to satisfy an LOI (either 13 or 48 months). Since some retirement plans are held in an omnibus account, an investor wishing to count retirement plan holdings towards a Class A purchase must notify Signature Services and his or her financial adviser of these holdings. Such an investment (including accumulations, combinations and reinvested dividends) must aggregate $50,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. Purchases made within 90 days prior to the signing of an LOI will be counted towards fulfillment of the LOI, however, the original sales charge will not be recalculated for these previous purchases. The sales charge applicable to all amounts invested after an LOI is signed is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

      The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

      Investments in Class B and Class C shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices or on shares derived from reinvestment of dividends or capital gains distributions.

      Class B shares are not available to retirement plans that had more than 100 eligible employees at the inception of the Fund account. You must notify Signature Services of the number of eligible employees at the time your account is established.

      The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

      In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

      When requesting a redemption for a specific dollar amount please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

-Proceeds of 50 shares redeemed at $12 per shares (50 x 12)                           $600.00
-*Minus Appreciation ($12 - $10) x 100 shares                                         (200.00)
- Minus proceeds of 10 shares not subject to CDSC (dividend reinvestment)   (120.00)
                                                                            -------
-Amount subject to CDSC                                                               $280.00

*The appreciation is based on all 100 shares in the account NOT just the shares being redeemed.

      Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Firms for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

      For all account types:

   - Redemptions made pursuant to a fund's right to liquidate your account if you own shares worth less than $1,000.

   - Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

   - Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

   - Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

   - Redemption of Class B and Class C shares made under a periodic withdrawal plan or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC).

   - Certain retirement plans participating in Merrill Lynch servicing programs offered in Class A, Class B, Class C, [Class R, Class 1 and Class 3] shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant for further information.

   - Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.

   - Redemptions of Class A shares by retirement plans that invested through the PruSolutionssm program.

      For Retirement Accounts (such as traditional, Roth IRAs and Coverdell ESAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.

   - Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code. (Waiver based on required, minimum distribution calculations for John Hancock Mutual Fund IRA assets only.)

   -  Returns of excess contributions made to these plans.

      - Redemptions made to effect certain distributions, as outlined in the chart on the following page, to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit-Sharing Plan/401(k) Plans), 403(b), 457 and 408 (SEPs and SIMPLE IRAs) of the Internal Revenue Code.

            Please see the following chart for some examples.

                       401 (a) PLAN
                       (401 (K), MPP,
                       PSP) 457 & 408
       TYPE OF         (SEPS & SIMPLE                                          IRA, IRA
     DISTRIBUTION          IRAS)            403 (b)             457            ROLLOVER      NON-RETIREMENT
---------------------  --------------   --------------    --------------   ----------------  --------------
Death or Disability    Waived           Waived            Waived           Waived            Waived

Over 70 1/2            Waived           Waived            Waived           Waived for        12% of account
                                                                           required          value annually
                                                                           minimum           in periodic
                                                                           distributions*or  payments
                                                                           12% of account
                                                                           value annually
                                                                           in periodic
                                                                           payments.

Between 59 1/2 and     Waived           Waived            Waived           Waived for Life   12% of account
70 1/2                                                                     Expectancy or     value annually
                                                                           12% of account    in periodic
                                                                           value annually    payments
                                                                           in periodic
                                                                           payments.

Under 59 1/2           Waived for       Waived for        Waived for       Waived for        12% of account
(Class B and Class C   annuity          annuity           annuity          annuity           value annually
only)                  payments (72t)   payments (72t)    payments (72t)   payments (72t)    in periodic
                       or 12% of        or 12% of         or 12% of        or 12% of         payments
                       account value    account value     account value    account value
                       annually in      annually in       annually in      annually in
                       periodic         periodic          periodic         periodic
                       payments.        payments.         payments.        payments.

Loans                  Waived           Waived            N/A              N/A               N/A

Termination of Plan    Not Waived       Not Waived        Not Waived       Not Waived        N/A

Hardships              Waived           Waived            Waived           N/A               N/A

Qualified Domestic     Waived           Waived            Waived           N/A               N/A
Relations Orders

Termination of         Waived           Waived            Waived           N/A               N/A
Employment Before
Normal Retirement Age

Return of Excess       Waived           Waived            Waived           Waived            N/A

* Required minimum distributions based on John Hancock Mutual Fund IRA assets only.

      If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

ELIGIBLE INVESTORS FOR CLASS R, R3, R4, R5, 1, 3 AND I SHARES

      Class R shares are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans (eligible retirement plans). Class R shares are also available for Rollover IRA accounts for participants whose plans are invested in Class R shares funds. Class R shares are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs SIMPLE IRAs and individual 403(b) plans.

      Class R3, R4 and R5 shares are sold only to retirement plans.

      Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans.

Class 3 shares are sold only to qualified retirement plans that have entered into an agreement with John Hancock Distributors LLC for a program of qualified plan services called John Hancock Retirement Select.

      Class I shares are sold to the five Lifestyle Portfolios of the Fund: the Lifestyle Aggressive Portfolio, Lifestyle Growth Portfolio, Lifestyle Balanced Portfolio, Lifestyle Moderate Portfolio and Lifestyle Conservative Portfolio. Each of the Lifestyle Portfolios is a "fund of funds" which invests in various other funds of John Hancock Funds II and John Hancock Funds III. Class I shares are also sold to certain institutional investors.

SPECIAL REDEMPTIONS

      Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

      Exchange Privilege. The Fund permits exchanges of shares of any class for shares of the same class in any other John Hancock fund offering that same class at the time of the exchange. The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both accounts involved in the exchange.

      Exchanges between funds are based on their respective net asset values. No sales charge is imposed, except on exchanges of Class A shares from the Money Market Fund to another John Hancock fund, if a sales charge has not previously been paid on those shares. However, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

      If a retirement plan exchanges the plan's Class A account in its entirety from the Fund to a non-John Hancock investment, the one-year CDSC applies.

      The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in a fund for 90 days before a shareholder is permitted a new exchange.

      An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "Additional Information Concerning Taxes".

      Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares. Since the redemption price of Fund shares may be more or less than the shareholder's cost, depending upon the market value of the securities owned by the Fund at the time of redemption, the distribution of cash pursuant to this plan may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time that a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

      Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

      The investments will be drawn on or about the day of the month indicated.

      The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the nonpayment of any checks.

      The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the due date of any investment.

      Reinstatement or Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit of that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

      The Fund may refuse any reinvestment request and may change or cancel its reinvestment policies at any time.

      A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "Additional Information Concerning Taxes".

      Retirement plans participating in Merrill Lynch's servicing programs:

      Class A shares are available at net asset value for Merrill Lynch retirement plans, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant for further information.

      For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

      Shares of the funds may be purchased or redeemed through certain Selling Firms. Selling Firms may charge the investor additional fees for their services. The funds will be deemed to have received a purchase or redemption order when an authorized Selling Firm, or if applicable, a Selling Firm's authorized designee, receives the order. Orders may be processed at the NAV next calculated after the Selling Firm receives the order. The Selling Firm must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Fund for execution at the NAV next determined. Some Selling Firms that maintain network/omnibus/nominee accounts with a fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying F fund shares. This fee is paid by the Adviser, the Fund and/or John Hancock Funds, LLC (the Fund's principal distributor).

DESCRIPTION OF FUND SHARES

      The Trustees of the Fund are responsible for the management and supervision of each fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of a fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series or funds and classes without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of _____ series. Additional series may be added in the future. The Trustees have also authorized the issuance of ten classes of shares of each fund, designated as Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class 1 and Class 3. Not all funds will issue all classes of shares.

      The shares of each class of a fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of a fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

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      Dividends paid by a fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that
(i) the distribution and service fees, if any, relating to each class will be borne exclusively by that class, (ii) and (ii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares is purchased. No interest will be paid on uncashed dividend or redemption checks.

      In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the fund available for distribution to these shareholders. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

      Unless otherwise required by the 1940 Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Fund's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Fund. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

      Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of a fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Fund shall be liable for the liabilities of any other series. Furthermore, no fund included in the Prospectus shall be liable for the liabilities of any other John Hancock fund. Liability is therefore limited to circumstances in which a fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

      The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds II does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

      Shares of a fund generally may be sold only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts or estates.

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ADDITIONAL INFORMATION CONCERNING TAXES

      The following discussion is a general and abbreviated summary of certain additional tax considerations affecting a fund and its shareholders. No attempt is made to present a detailed explanation of all Federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with specific questions relating to Federal, state, local or foreign taxes.

      The Fund believes that each fund will qualify as a regulated investment company under Subchapter M of the Code. If any fund of the Fund does not qualify as a regulated investment company, it will be subject to U.S. Federal income tax on its net investment income and net capital gains. As a result of qualifying as a regulated investment company, each fund will not be subject to U.S. Federal income tax on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net realized long-term capital gain over its net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year.

      A fund will be subject to a non-deductible 4% excise tax to the extent that the fund does not distribute by the end of each calendar year (a) at least 98% of its ordinary income for the calendar year; (b) at least 98% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any) pursuant to the calculations in (a) and (b). For this purpose, any income or gain retained by a fund that is subject to corporate tax will be considered to have been distributed by year-end. To the extent possible, each fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes. Under current law, distributions of net investment income and net capital gain are not taxed to a life insurance company to the extent applied to increase the reserves for the company's variable annuity and life insurance contracts.

      To qualify as a regulated investment company, a fund must, among other things, derive its income from certain sources. Specifically, in each taxable year a fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies.

      To qualify as a regulated investment company, a fund must also satisfy certain requirements with respect to the diversification of its assets. A fund must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States Government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not represent more than 5% of the value of the assets of the fund nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the fund's assets may be invested in securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

      A fund may make investments that produce income that is not matched by a corresponding cash distribution to the fund, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds and zero-coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price at maturity of the security (appropriately adjusted if it also has original issue discount) over its basis immediately after it was acquired) if the fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for Federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a fund, such fund may be required to borrow money or dispose of other securities to be able to make

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

distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed.

      Certain of the funds may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales (see "Investment Policies -- Hedging And Other Strategic Transactions"). Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of a fund and defer recognition of certain of the fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a fund to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and
(2) may cause a fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement and avoid the 4% excise tax. Each fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

      Funds investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. If a fund purchases shares in a "passive foreign investment company" (a "PFIC"), the fund may be subject to U.S. Federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If a fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the fund. Alternatively, a fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirements and would be taken into account for purposes of the 4% excise tax.

      Additional Tax Considerations. If a fund failed to qualify as a regulated investment company, the fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the Subadvisers and it is intended that the funds will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a fund, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Subadvisers might otherwise believe to be desirable.

      The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change, possibly with retroactive effect.

PORTFOLIO BROKERAGE

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      Pursuant to the Subadvisory Agreements, the Subadvisers are responsible for placing all orders for the purchase and sale of portfolio securities of the Fund. The Subadvisers have no formula for the distribution of the Fund's brokerage business; rather they place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the applicable fund. The cost of securities transactions for each fund will consist primarily of brokerage commissions or dealer or underwriter spreads. Fixed income securities and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

      Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the over-the-counter market, the Subadvisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

      Selection of Brokers or Dealers to Effect Trades. In selecting brokers or dealers to implement transactions, the Subadvisers will give consideration to a number of factors, including:

   -  price, dealer spread or commission, if any,

   -  the reliability, integrity and financial condition of the broker-dealer,

   -  size of the transaction,

   -  difficulty of execution,

   -  brokerage and research services provided, and

   -  confidentiality and anonymity.

      Consideration of these factors by a Subadviser, either in terms of a particular transaction or the Subadviser's overall responsibilities with respect to the Fund and any other accounts managed by the Subadviser, could result in the applicable fund paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

      Soft Dollar Considerations. In selecting brokers and dealers, the Subadvisers will give consideration to the value and quality of any research, statistical, quotation, brokerage or valuation services provided by the broker or dealer to the Subadviser. In placing a purchase or sale order, a Subadviser may use a broker whose commission in effecting the transaction is higher than that of some other broker if the Subadviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the Subadviser's overall responsibilities with respect to the Fund and any other accounts managed by the Subadviser. In addition to statistical, quotation, brokerage or valuation services, a Subadviser may receive from brokers or dealers products or research that are used for both research and other purposes, such as administration or marketing. In such case, the Subadviser will make a good faith determination as to the portion attributable to research. Only the portion attributable to research will be paid through Fund brokerage. The portion not attributable to research will be paid by the Subadviser.

      Subadvisers may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Subadviser in advising various of its clients (including the funds), although not all of these services are necessarily useful and of value in managing the funds. The management fee paid by a fund is not reduced because a Subadviser and its affiliates receive such services.

      As noted above, a Subadviser may purchase new issues of securities for the fund in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Subadviser with research in addition to selling the securities (at the fixed public offering price) to the fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the fund, other Sub-adviser clients, and the Sub-adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

      Brokerage and research services provided by brokers and dealers include advice, either directly or through publications or writings, as to:

   -  the value of securities,

   -  the advisability of purchasing or selling securities,

   -  the availability of securities or purchasers or sellers of securities, and

   - analyses and reports concerning (a) issuers, (b) industries, (c) securities, (d) economic, political and legal factors and trends and (e) portfolio strategy.

      Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analyst. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to the Subadviser by or through a broker.

      To the extent research services are used by the Subadvisers, such services would tend to reduce such party's expenses. However, the Subadvisers do not believe that an exact dollar value can be assigned to these services. Research services received by the Subadvisers from brokers or dealers executing transactions for funds of the Fund will also be available for the benefit of other funds managed by the Subadvisers.

      Allocation of Trades by the Subadvisers. The Subadvisers manage a number of accounts other than the funds of the Fund. Although investment determinations for the funds will be made by the Subadvisers independently from the investment determinations made by them for any other account, investments deemed appropriate for the funds by the Subadvisers may also be deemed appropriate by them for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the funds and other accounts. In such circumstances, the Subadvisers may determine that orders for the purchase or sale of the same security for the funds and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the Subadvisers to be equitable and in the best interests of the funds and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the Fund.

      Affiliated Underwriting Transactions by the Subadvisers. The Fund, on behalf of the funds, has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the Subadvisers participate. These procedures prohibit a fund from directly or indirectly benefiting a Subadviser affiliate in connection with such underwritings. In addition, for underwritings where a Subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase.

TRANSFER AGENT SERVICES

      John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, Massachusetts 02217-1000, a wholly-owned indirect subsidiary of MFC, is the transfer and dividend paying agent for the Class A, Class B and Class C shares of the Fund. The Fund pays Signature Services monthly a fee which is based on an annual rate

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

of $16.00 for each Class A shareholder account and $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account. The Fund also pays Signature Services monthly a fee which is based on an annual rate of 0.05% of average daily net assets attributable to Class A, B and Class C shares. For Class A, B, and C shares, the Fund also pays certain out-of-pocket expenses. Expenses are aggregated and allocated to each class on the basis of their relative net asset values. For shares held of record in omnibus or other group accounts where administration and other shareholder services are provided by the Selling Firm or group administrator, the Selling Firm or administrator will charge a service fee to the Fund. For such shareholders, Signature Services does not charge its account fee.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

                           [TO BE ADDED BY AMENDMENT]

CUSTODY OF PORTFOLIO SECURITIES

      State Street Bank and Trust Company, ("State Street") 225 Franklin Street, Boston, Massachusetts 02110, currently acts as custodian and bookkeeping agent of all the Fund's assets. State Street has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. State Street is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.

CODES OF ETHICS

      The Fund, the Adviser and each subadviser to the funds have adopted Codes of Ethics that comply with Rule 17j-1 under the 1940 Act. Each Code permits personnel subject to the Code to invest in securities including securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES

      The proxy voting policies of the Fund and each of its subadvisers are set forth in Appendix C. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-moth period ended June 30th will be available (1) without charge, upon request, by calling 1-800-225-5291 or
(2) on the Fund's website: www.__________.com or on the SEC's website at www.sec.gov.

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APPENDIX A

DEBT SECURITY RATINGS

STANDARD & POOR'S RATINGS GROUP ("S&P")

Commercial Paper:

A-1 The rating A-1 is the highest rating assigned by S&P to commercial paper. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high for issuers designated "A-1."

Bonds:

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC Bonds rated BB, B, CCC and CC are regarded, on balance, as
  -CC predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D Bonds rated D are in default. The D category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

      The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Commercial Paper:

P-1 The rating P-1 is the highest commercial paper rating assigned by Moody's. Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Bonds:

Aaa Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa by Moody's are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa by Moody's are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies numerical modifiers "1," "2" and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

APPENDIX B

POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS

      It is the policy of the Fund to provide Nonpublic Information (as defined below) regarding Fund portfolio holdings to Nonaffiliated Persons (as defined below) of the Fund only in the limited circumstances noted below. It is also the policy of the Fund only to provide Nonpublic Information regarding portfolio holdings to any person, including Affiliated Persons (as defined below), on a "need to know" basis (i.e., the person receiving the information must have a legitimate business purpose for obtaining the information prior to it being publicly available). The Fund considers Nonpublic Information regarding Fund portfolio holdings to be confidential and the intent of the Funds policy regarding disclosure of portfolio holdings is to guard against selective disclosure of such information in a manner that could disadvantage Fund shareholders.

Nonpublic Information. Portfolio holdings are considered Nonpublic Information until such holdings are posted on the website listed below or until filed with the SEC via Edgar on either Form N-CSR or Form N-Q

"Affiliated Persons" are persons affiliated with: (a) the Fund, (b) the Fund's investment adviser or principal underwriter or any affiliate of either entity,
(c) the investment adviser's ultimate parent, Manulife Financial Corporation ("MFC") or any affiliate thereof, (d) in the case of a particular fund, the subadviser to the fund, or any affiliate of the subadviser, (e) the Fund's custodian and (e) the Fund's certified public accountants.

"Nonaffiliated Persons" is any person who is not an Affiliated Person.

            Disclosure of Portfolio Holdings to Nonaffiliated Persons

      Subject to the pre-approval of the Fund's Chief Compliance Officer, the Fund or its adviser, principal underwriter or any of its subadvisers (or any of their affiliates) may provide Nonpublic Information regarding Fund portfolio holdings to Nonaffiliated Persons in the circumstances listed below.

      1. RATING ORGANIZATIONS

Nonpublic Information regarding Fund portfolio holdings may be provided to ratings organizations, such as Morningstar and Lipper, for the purpose of reviewing the fund, the adviser or subadviser if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

      2. VESTEK (THOMPSON FINANCIAL)

Nonpublic Information regarding Fund portfolio holdings may be provided to Vestek (Thompson Financial) or other entities for the purpose of compiling reports and preparing data for use by the Fund or any Affiliated Person if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

      3. PROXY VOTING SERVICES

Nonpublic Information regarding Fund portfolio holdings may be provided to proxy voting services for the purpose of voting proxies relating to Fund portfolio holdings if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

      4. COMPUTER SOFTWARE

Nonpublic Information regarding Fund portfolio holdings may be provided to entities providing computer software to the Fund (for example, for the purpose of generating Fund compliance reports or reports relating to proxy voting) if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

      5. COURTS AND REGULATORS

Nonpublic Information regarding Fund portfolio holdings may be provided to any court or regulator with jurisdiction over the Fund, the adviser, MFC or any subadviser to a fund (or any of their affiliates) if such information is requested by such court or regulator.

      6. OTHER PERSONS

Nonpublic Information regarding Fund portfolio holdings may be provided to other persons or entities if approved by the Chief Compliance Officer of the Fund or his or her designee (collectively, the "CCO"). In determining whether to approve such disclosure the CCO shall consider: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Fund.

The Fund generally requires that each such person or entity execute a written agreement requiring such person/entity to keep the portfolio holdings confidential and to not trade based on information relating to such holdings. However, the Fund may grant exemptions to such requirement on a case by case basis. In such case, disclosure of Nonpublic Information will be approved if the conditions stated above are met.

The CCO shall report to Board of Trustees whenever additional disclosures of portfolio holdings are approved. This report shall be at the board meeting following such approval.

             Disclosure of Portfolio Holdings to Affiliated Persons

      The CCO must pre-approve the provision of any Nonpublic Information regarding portfolio holdings to any Affiliated Persons other than those listed below under "Pre-Approved Affiliated Persons" ("Other Affiliated Persons") and report such approval to the Board of Trustees at the board meeting following such approval. The persons listed below under "Pre-Approved Affiliated Persons" have been exempt from such pre-approval. In the case of persons listed in II, III and IV in this section, their employers shall provide the CCO reasonable assurances that Nonpublic Information will be kept confidential and that such employees are prohibited from trading on such information.

      In determining whether to approve such disclosure of Nonpublic Information regarding portfolio holdings to any other Affiliated Persons the CCO shall consider: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Fund. In the case of a conflict between (a) the interests of the shareholders of the Fund, on the one hand, and (b) the interests of any affiliated person of the Fund, the Fund's investment adviser (including any subadviser), the Fund's principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed.

The Fund generally requires that any Other Affiliated Persons execute a written agreement requiring such person to keep the portfolio holdings confidential and to not trade based on information relating to such holdings. However, there may be certain circumstances where such an agreement is not required. In such case, disclosure of Nonpublic Information will be approved if the conditions stated above are met.

                       Resolution of Conflicts of Interest

If the Fund or its adviser or principal underwriter or any of its subadvisers (or any of their affiliates) desire to provide Nonpublic Information regarding Fund portfolio holdings to a Nonaffiliated Person and the CCO believes there is a potential conflict between (a) the interests of the shareholders of the Fund, on the one hand, and (b) the interests of any affiliated person of the Fund, the Fund's investment adviser (including any subadviser), the Fund's principal underwriter or any of their affiliated persons, on the other, the CCO shall refer the conflict to the Board of Trustees of the Fund who shall only permit such disclosure of the Nonpublic Information if in their reasonable business judgment they conclude such disclosure will not be harmful to the Fund.

                 Posting of Fund Portfolio Holdings on a Website

      If the Fund desires to post on its website Fund portfolio holdings that have not yet been disclosed in a publicly available filing with the SEC that is required to include such information (e.g., a Form N-CSR or a Form N-Q), then the Fund shall disclose the following in its prospectus:

   1. the nature of the information that will be available, including both the date as of which the information will be current (e.g. calendar quarter-end) and the scope of the information (e.g., complete portfolio holdings, the portfolio's largest 10 holdings);

   2. the date when the information will first become available and the period for which the information will remain available, which shall end no earlier than the date on which the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current; and

   3. the location of the website where either the information or a prominent hyperlink (or series of prominent hyperlinks) to the information will be available.

              Fund Portfolio Holdings Currently Posted on a Website

The ten largest holdings of each Fund portfolio will be posted to the website listed below 30 days after each calendar quarter end. This information will remain on the website until the date the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Fund's Form N-CSR and Form N-Q will contain each portfolio's entire portfolio holdings as of the applicable calendar quarter end.

                        http://www.__________.com/_______

Changes in Policy

Any material changes to the policy regarding disclosure of Nonpublic Information Regarding Fund portfolio holdings must be approved by the Fund Board of Trustees.

                     Reports to the Fund's Board of Trustees

The CCO shall report any material issues that may arise under this policy to the Fund Board of Trustees.

          Applicability of Policy to the Fund's Adviser and Subadvisers

This policy shall apply to the Fund's Adviser and each of its subadvisers.

Pre-Approved Affiliated Persons

I. Employees* of John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York who are subject to the Code of Ethics of the Fund, the Fund's investment adviser, John Hancock Investment Management Services, LLC or the Fund's principal underwriter, John Hancock Funds LLC

II. Employees* of a Subadviser or any Affiliate of a Subadviser who provide services to the Fund.

III. Employees* of the Fund's custodian who provide services to the Fund.

IV. Employees* and partners of the Fund's certified public accounting firm who provide services to the Fund.

*Includes temporary employees

APPENDIX C

PORTFOLIO MANAGER INFORMATION

                         A I M CAPITAL MANAGEMENT, INC.
                               All Cap Growth Fund
                                Mid Cap Core Fund
                            Small Company Growth Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

                                  NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL ASSETS BY
NAME OF PORTFOLIO MANAGER         CATEGORY
-------------------------         -------------------------------------------------------------------------
                    ALL CAP GROWTH FUND

Christian A. Costanzo             6 Registered Mutual Funds with $___ in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $81,486,398 in total assets under management

                                  234 Other Accounts with $37,271,075 in total assets under management1

Bryan A. Unterhalter              13 Registered Mutual Funds with $10,602,369,558 in total assets under management

                                  4 Unregistered Pooled Investment Vehicles with $487,277,633 in total assets under management

                                  234 Other Accounts with $37,271,075 in total assets under management1

Kenneth A. Zschappel              7 Registered Mutual Funds with $___ in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $81,486,398 in total assets under management

                                  234 Other Accounts with $37,271,075 in total assets under management (1)

-------------
(1) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

                                  NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL ASSETS BY
NAME OF PORTFOLIO MANAGER                                         CATEGORY
-------------------------         ------------------------------------------------------------------------
                     MID CAP CORE FUND
Ronald S. Sloan                   10 Registered Mutual Funds with $___ in total assets under management

                                  2 Unregistered Pooled Investment Vehicles with $55,285,105 in total assets under management

                                  8796 Other Accounts with $1,925,777,183 in total assets under management(2)

                                  NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL ASSETS BY
NAME OF PORTFOLIO MANAGER                                         CATEGORY
-------------------------         ------------------------------------------------------------------------
                SMALL COMPANY GROWTH FUND
Ryan E. Crane                     __Registered Mutual Funds with $______ in total assets under management

                                  __Unregistered Pooled Investment Vehicles with $_____ in total assets under management

                                  __ Other Accounts with $_________ in total assets under management.

POTENTIAL CONFLICTS OF INTEREST

            Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and /or other accounts may be presented with one or more of the following potential conflicts:

            - The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. AIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

            - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, AIM and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

            - With respect to securities transactions for the Funds, AIM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to

-------------
(2) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

                  certain other accounts (such as mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), AIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

            - Finally, the appearance of a conflict of interest may arise where AIM has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

            AIM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

DESCRIPTION OF COMPENSATION STRUCTURE

      AIM seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. AIM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:

- BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, AIM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

- ANNUAL BONUS. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 70% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. In instances where a portfolio manager has responsibility for management of more than one fund, an asset weighted four-year rolling average is used.

      High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically have an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 30% portion of the bonus is discretionary as determined by AIM and takes into account other subjective factors.

- EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

- PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

- PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

                                AMERICAN CENTURY
                                   Vista Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

            The portfolio managers are also responsible for the day-to-day management of other accounts, as indicated by the following table.

                   Registered                 Pooled                                             Total
                   Investment    Assets      Investment    Assets                  Assets        Assets
     Fund           Company      Managed      Vehicle      Managed       Other     Managed       Managed*
    Manager         Accounts   ($ millions)   Accounts   ($ millions)  Accounts  ($ millions)  ($ millions)
-----------------  ----------  ------------  ----------  ------------  --------  ------------  ------------
Glen A. Fogle
                   ----------  ------------  ----------  ------------  --------  ------------  ------------
David M. Holland
                   ----------  ------------  ----------  ------------  --------  ------------  ------------

POTENTIAL CONFLICTS OF INTEREST

                  Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

            Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

            For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

            American Century may aggregate orders to purchase or sell the same security for multiple funds when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, fund teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

            Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

DESCRIPTION OF COMPENSATION STRUCTURE

            American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

            Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS

            A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the Small Company Fund. The starting point for the custom peer group of its policy portfolio is the Lipper Small-Cap Core Funds, and its market benchmark for compensation purposes is the S&P 600 Small-Cap Index.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among fund management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

RESTRICTED STOCK PLANS

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS

Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

                         CAPITAL GUARDIAN TRUST COMPANY
                               Income & Value Fund
                              Overseas Equity Fund
                               U.S. Large Cap Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

                                             U.S. Large Cap Fund
                                       Capital Guardian Trust Company
---------------------------------------------------------------------------------------------------------------
                                         Number of other accounts of the Adviser managed by the person within each category below and the total assets in the accounts managed within each category below
                                        -----------------------------------------------------------------------
                                        Registered Investment       Other Pooled
                                            Companies (1)      Investment Vehicles (2)     Other Accounts (3)
                                        ---------------------  -----------------------  -----------------------
                                                     Total                     Total                    Total
                                        Number of  Assets (in  Number of    Assets (in  Number of    Assets (in
Portfolio Manager                       Accounts    billions)  Accounts      billions)  Accounts      billions)
-----------------                       ---------  ----------  ---------    ----------  ---------    ----------
Berkemeier, Terry                           10     $                9       $     5.11     166       $    47.88
Ericksen, Michael                           14     $               23       $    18.24     408       $   103.86
Fisher, David                               25     $               36       $    47.66     379       $   110.30
Miller, Karen                               13     $               15       $     2.91     102       $    23.56
Samuels, Ted                                10     $                8       $     1.61     460       $    27.06
Stein, Gene                                 12     $               14       $     6.26     142       $    39.83
Wilson, Alan                                23     $               23       $     9.00     238       $    66.63

(1) Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2) Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3) Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

                                                U.S. Large Cap Fund
                                          Capital Guardian Trust Company
---------------------------------------------------------------------------------------------------------------
                                        Number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
                                        -----------------------------------------------------------------------
                                        Registered Investment  Other Pooled Investment
                                            Companies (1)            Vehicles (2)          Other Accounts(3)
                                        ---------------------  -----------------------  -----------------------
                                                     Total                  Total
                                        Number of  Assets (in  Number of  Assets (in    Number of Total Assets
Portfolio Manager                       Accounts   billions)   Accounts    billions)    Accounts  (in billions)
-----------------                       ---------  ----------  ---------  ------------  --------- -------------
Berkemeier, Terry                       0          $        -      0      $          -     11     $        6.58
Ericksen, Michael                       0          $        -      0      $          -     61     $       24.71
Fisher, David                           1          $     0.62      4      $       0.43     14     $        9.25
Miller, Karen                           0          $        -      0      $          -      3     $        2.60
Samuels, Ted                            0          $        -      0      $          -      3     $        2.60
Stein, Gene                             0          $        -      0      $          -      8     $        6.21
Wilson, Alan                            0          $        -      0      $          -     14     $        9.46

(1) Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2) Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3) Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

                                                Income & Value Fund
                                          Capital Guardian Trust Company
--------------------------------------------------------------------------------------------------------------
                                         Number of other accounts of the Adviser managed by the person within each category below and the total assets in the accounts managed within each category below
                                        ----------------------------------------------------------------------
                                        Registered Investment  Other Pooled Investment
                                            Companies (1)             Vehicles (2)        Other Accounts (3)
                                        ---------------------  -----------------------  ----------------------
                                                     Total                                            Total
                                        Number of  Assets (in  Number of Total Assets   Number of   Assets (in
Portfolio Manager                       Accounts    billions)  Accounts  (in billions)  Accounts     billions)
-----------------                       ---------  ----------  --------- -------------  ---------   ----------
Berkemeier, Terry                          10      $               9     $       5.11      166      $    47.88
Cronin, Christine                           4      $               5     $       0.92       17      $     7.24
Ericksen, Michael                          14      $              23     $      18.24      408      $   103.86
Fisher, David                              25      $              36     $      47.66      379      $   110.30
Locke, Michael                              9      $               9     $       1.50       15      $     4.55
Miller, Karen                              13      $              15     $       2.91      102      $    23.56
Mulally, Jim                                6      $               8     $       1.18       26      $     8.01
Samuels, Ted                               10      $               8     $       1.61      460      $    27.06
Stein, Gene                                12      $              14     $       6.26      142      $    39.83
Wilson, Alan                               23      $              23     $       9.00      238      $    66.63

(1) Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2) Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3) Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

                                            Income & Value Fund
                                      Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------
                                        Number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
                                        --------------------------------------------------------------------
                                        Registered Investment  Other Pooled Investment
                                            Companies (1)             Vehicles (2)       Other Accounts (3)
                                        ---------------------  -----------------------  --------------------
                                                     Total                    Total                 Total
                                        Number of  Assets (in  Number of    Assets (in  Number of Assets (in
Portfolio Managers                      Accounts    billions)  Accounts      billions)  Accounts   billions)
------------------                      ---------  ----------  ---------    ----------  --------- ----------
Berkemeier, Terry                           0      $        -      0        $        -     11     $     6.58
Cronin, Christine                           0      $        -      0        $        -      2     $     0.63
Ericksen, Michael                           0      $        -      0        $        -     61     $    24.71
Fisher, David                               1      $     0.62      4        $     0.43     14     $     9.25
Locke, Michael                              3      $     0.58      3        $     0.58      3     $     0.58
Miller, Karen                               0      $        -      0        $        -      3     $     2.60
Mulally, Jim                                0      $        -      0        $        -      1     $     0.27
Samuels, Ted                                0      $        -      0        $        -      3     $     2.60
Stein, Gene                                 0      $        -      0        $        -      8     $     6.21
Wilson, Alan                                0      $        -      0        $        -     14     $     9.46

(1) Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2) Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3) Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

                                              Overseas Equity Fund
                                         Capital Guardian Trust Company
---------------------------------------------------------------------------------------------------------------
                                            Number of other accounts of the Adviser managed by the portfolio manager within each category below and the total assets in the accounts managed within each category below
                                         ----------------------------------------------------------------------
                                         Registered Investment   Other Pooled Investment
                                             Companies (1)              Vehicles (2)        Other Accounts (3)
                                         ---------------------   -----------------------  ---------------------
                                                      Total                     Total                  Total
                                         Number of  Assets (in   Number of    Assets (in  Number of  Assets (in
Portfolio Managers                       Accounts   billions)    Accounts     billions)   Accounts   billions)
------------------                       ---------  ----------   ---------    ----------  ---------  ----------
Fisher, David                                25     $                36       $    47.66      379    $   110.30
Gromadzki, Arthur                            14     $                10       $    28.34      195    $    51.46
Havas, Richard                               16     $                23       $    36.20      278    $    83.48
Kwak, Seung                                  14     $                11       $    28.44      187    $    49.69
Kyle, Nancy                                  17     $                30       $    44.34      230    $    66.12
Du Manior, Gerald
Mant, John                                   14     $                14       $    33.04      265    $    68.01
Reed, Chris                                  16     $                15       $    32.10      284    $    70.99
Sauvage, Lionel                              16     $                21       $    37.75      308    $    94.71
Sikorsky, Nilly                              16     $                28       $    42.12      548    $   142.33
Staehelin, Rudolf                            16     $                22       $    41.49      413    $   104.62

(1) Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2) Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3) Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

                                                 Overseas Equity Fund
                                           Capital Guardian Trust Company
---------------------------------------------------------------------------------------------------------------
                                        Number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
                                        -----------------------------------------------------------------------
                                        Registered Investment  Other Pooled Investment
                                             Companies (1)           Vehicles (2)         Other Accounts (3)
                                        ---------------------  -----------------------  -----------------------
                                                     Total                    Total                    Total
                                        Number of  Assets (in  Number of    Assets (in  Number of    Assets (in
Portfolio Managers                      Accounts   billions)   Accounts     billions)   Accounts     billions)
------------------                      ---------  ----------  ---------    ----------  ---------    ----------
Fisher, David                               1      $     0.62      4        $     0.43      14       $     9.25
Gromadzki, Arthur                           1      $     0.62      0        $        -      15       $     6.01
Havas, Richard                              1      $     0.62      0        $        -      12       $     6.82
Kwak, Seung                                 1      $     0.62      0        $        -       9       $     6.62
Kyle, Nancy                                 1      $     0.62      0        $        -      11       $     6.66
Du Manior, Gerald
Mant, John                                  1      $     0.62      0        $        -      15       $     6.07
Reed, Chris                                 1      $     0.62      0        $        -      31       $    12.40
Sauvage, Lionel                             1      $     0.62      0        $        -      19       $     9.40
Sikorsky, Nilly                             1      $     0.62      4        $     0.43      80       $    34.19
Staehelin, Rudolf                           1      $     0.62      0        $        -      39       $    16.74

(1) Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(2) Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

(3) Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

POTENTIAL CONFLICTS OF INTEREST

DESCRIPTION OF COMPENSATION STRUCTURE

            Capital Guardian Trust Company ("CGTC") uses a system of multiple portfolio managers in managing the fund's assets. (In addition, CGTC's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage). Portfolio managers and investment analysts are paid competitive salaries. In addition, they receive bonuses based on their individual portfolio results. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio managers, benchmarks include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks include both relevant market measures and appropriate industry indexes reflecting their areas of expertise. Analysts are also separately compensated for the quality of their research efforts.

Small Company Blend Fund. The benchmarks used to measure performance of the portfolio managers for the Small Company Blend Fund include the Russell 2000 Index and an adjusted Lipper Small Cap Core Index. Investment professionals may also participate in profit-sharing plans and ownership of The Capital Group Companies, the ultimate parent company.

Diversified Bond Fund. The benchmarks used to measure performance of the portfolio managers for the Diversified Bond Fund include, as applicable, the Citigroup Broad Investment-Grade Bond Index, the Citi Treasury/Agency Index, the Citigroup Corporate Index and the Citigroup Mortgage Index. Investment professionals may also participate in profit-sharing plans and ownership of The Capital Group Companies, the ultimate parent company.

Income & Value Fund. The benchmarks used to measure performance of the portfolio managers for the Income % Value Fund include, as applicable, the S&P 500 Index, a customized Growth and Income index based on the Lipper Growth and Income Index, Citigroup Broad Investment-Grade Bond Index, Citi Treasury/Agency Index, Citigroup

Corporate Index, and Citigroup Mortgage Index. Investment professionals may also participate in profit-sharing plans and ownership of The Capital Group Companies, the ultimate parent company.

Managed Fund. The benchmarks used to measure performance of the portfolio managers for the VST Managed Fund include, as applicable, the S&P 500 Index, a customized Growth and Income index based on the Lipper Growth and Income Index, Citigroup Broad Investment-Grade Bond Index, Citi Treasury/Agency Index, Citigroup Corporate Index, and Citigroup Mortgage Index. Investment professionals may also participate in profit-sharing plans and ownership of The Capital Group Companies, the ultimate parent company.

Overseas Equity Fund. The benchmarks used to measure performance of the portfolio managers for the VST Overseas "B" Fund include, as applicable, an adjusted MSCI EAFE Index, an adjusted Lipper International Index, an adjusted MSCI Europe Index, a customized index based on the median results with respect to Europe from Callan Associates, Evaluation Associates and Frank Russell, an adjusted MSCI Japan Index and a customized index based on the median results with respect to Japan from InterSEC. Investment professionals may also participate in profit-sharing plans and ownership of The Capital Group Companies, the ultimate parent company.

U.S. Large Cap Fund. The benchmarks used to measure performance of the portfolio managers for the VST U.S. Large Cap Fund include the S&P 500 Index and a customized Growth and Income index based on the Lipper Growth and Income Index. Investment professionals may also participate in profit-sharing plans and ownership of The Capital Group Companies, the ultimate parent company.

       CITIGROUP ASSET MANAGEMENT (SALOMON BROTHERS ASSET MANAGEMENT INC)
                                 High Yield Fund
                               Special Value Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

                ASSETS UNDER MANAGEMENT (IN BILLIONS)                   NUMBER OF ACCOUNTS
------------------------------------------------------------------  ---------------------------
                                OTHER
                  REGISTERED    POOLED                  REGISTERED  OTHER POOLED
PORTFOLIO         INVESTMENT  INVESTMENT                INVESTMENT   INVESTMENT
MANAGER           COMPANIES    ACCOUNTS   OTHER  TOTAL  COMPANIES     ACCOUNTS     OTHER  TOTAL
--------------    ----------  ----------  -----  -----  ----------  ------------   -----  -----
Peter Hable          10.26       0.52     13.19  23.97      14            0                 14
Peter Wilby          17.39       7.79      2.20  27.38      32           47         16      95
Roger Lavan           6.17       1.87      0.40   8.44      16            4          4      24
David Scott           0.82       3.13      1.41   5.36       5           24         20      49
Beth Semmel          13.69       4.21      1.75  19.65      25           23         11      59
ThomasFlanagan       11.33       1.14      7.18  19.65      25            9         40      74
James Craige         11.33       1.17      7.14  19.65      25           40          9      74
John DiSpigno

POTENTIAL CONFLICTS OF INTEREST

      Material conflicts of interest may arise when a Fund's portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for certain of the portfolio managers listed in the table above. These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund's ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Brokers/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser's management fee and/or the portfolio manager's compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager's performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Related Business Opportunities. The investment adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

DESCRIPTION OF COMPENSATION STRUCTURE

      Citigroup Asset Management ("CAM") investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is typically determined based on market factors and the skill and experience of individual investment personnel.

      CAM has recently implemented an investment management incentive and deferred compensation plan (the "Plan") for its investment professionals, including the fund's portfolio manager(s). Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of CAM investment professionals with those of fund shareholders and other CAM clients. Under the Plan a "base incentive pool" is established for each team each year as a percentage of CAM's revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team's revenues are typically expected to increase or decrease depending in part on the effect that the team's investment performance has on the level of assets in the investment products managed by the team. The "base incentive pool" of a team is reduced by base salaries paid to members of the team and employee benefits expenses attributable to the team.

      The investment team's incentive pool is then adjusted to reflect the team's investment performance against the applicable product benchmark (e.g., a securities index) and its ranking among a "peer group" of non-CAM investment managers. Longer-term performance will be more heavily weighted than shorter-term performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted to reflect other factors (e.g., severance pay to departing members of the team, and discretionary allocations by the applicable CAM chief investment officer from one investment team to another). The incentive pool will be allocated by the applicable CAM chief investment officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.

      Up to 40% of an investment professional's annual incentive compensation is subject to deferral. Amounts deferred will accrue a return based on the hypothetical returns of a composite of CAM's investment products (where deemed appropriate, approximately half of the deferred amount will accrue a return based on the return of products managed by the applicable investment team). An additional portion of awarded incentive compensation may be received in the form of Citigroup stock or options to purchase common stock. Citigroup may from time to time offer other stock purchase or option programs to investment personnel.

                          DAVIS SELECTED ADVISORS, L.P.
                             Financial Services Fund
                             Fundamental Value Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

      Christopher Davis served as portfolio managers for (i) 24 registered investment companies with approximately $___billion in total net assets, (ii) 6 other pooled investment vehicles with approximately $717 million in total net assets, and approximately 30 thousand other accounts (primarily managed money/wrap accounts) with approximately $7.3 billion in total net assets.

      Kenneth Feinberg served as portfolio managers for (i) 22 registered investment companies with approximately $__ billion in total net assets, (ii) 6 other pooled investment vehicles with approximately $717 million in total net assets, and approximately 30 thousand other accounts (primarily managed money/wrap accounts) with approximately $8.6 billion in total net assets.

POTENTIAL CONFLICTS OF INTEREST

      Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and /or other accounts are presented with the following potential conflicts:

      - The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Selected Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

      - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Selected Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.

      - With respect to securities transactions for the portfolios, Davis Selected Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which Davis Selected Advisors other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Selected Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Selected Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

      - Finally, substantial investment of Davis Selected Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Selected Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly overtime. Davis Selected Advisors does not receive an incentive based fee on any account.

DESCRIPTION OF COMPENSATION STRUCTURE

      Kenneth Feinberg's compensation as a Davis Selected Advisors employee consists of (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Selected Advisors' profits, (iii) awards of equity ("Units") in Davis Selected Advisors including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis Selected Advisors purchases shares in selected funds managed by Davis Selected Advisors. At the end of specified periods, generally five-years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance, after expenses on a pre-tax basis, versus the S&P 500 Index, and versus peer groups as defined by Morningstar or Lipper. Davis Selected Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

      Christopher Davis' annual compensation as an employee and general partner of Davis Selected Advisors consists of a base salary. Davis Selected Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

                      DECLARATION MANAGEMENT & RESEARCH LLC
                                Active Bond Fund
                                 Bond Index Fund
                                  Managed Fund
                              Short-Term Bond Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

      The portfolio managers of the Managed Fund are James E. Shallcross and Peter M. Farley. They are the persons primarily responsible for investing the Fund's assets on a daily basis. As of December 31, 2004, James E. Shallcross and Peter M. Farley served as portfolio managers for (a) 3 registered investment company with approximately $___ million in total net assets, (b) 3 other pooled investment vehicles with approximately $264 million in total net assets, and (c) approximately 8 other accounts with approximately $1,338 million in total net assets.

      The portfolio managers of the Active Bond Fund are James E. Shallcross and Peter M. Farley. They are the persons primarily responsible for investing the Fund's assets on a daily basis. As of December 31, 2004, James E. Shallcross and Peter M. Farley served as portfolio managers for (a) 3 registered investment company with approximately $___ million in total net assets, (b) 3 other pooled investment vehicles with approximately $264 million in total net assets, and (c) approximately 8 other accounts with approximately $1,338 million in total net assets.

      The portfolio managers of the Short Term Bond Fund are James E. Shallcross and Peter M. Farley. They are the persons primarily responsible for investing the Fund's assets on a daily basis. As of December 31, 2004, James E. Shallcross and Peter M. Farley served as portfolio managers for (a) 3 registered investment company with approximately $___ million in total net assets, (b) 3 other pooled investment vehicles with approximately $264 million in total net assets, and (c) approximately 8 other accounts with approximately $1,338 million in total net assets.

POTENTIAL CONFLICTS OF INTEREST

      Each of the accounts managed by James E. Shallcross and Peter M. Farley seeks income and capital appreciation by investing primarily in a diversified mix of debt securities. While these accounts have many similarities, the investment performance of each account will be different due to differences in guidelines, fees, expenses and cash flows. Declaration has adopted compliance procedures to manage potential conflicts of interest such as allocation of investment opportunities and aggregated trading. None of the accounts pay Declaration an incentive based fee.

DESCRIPTION OF COMPENSATION STRUCTURE

      The compensation of James E. Shallcross and Peter M. Farley as Declaration employees consists of (i) a competitive base salary, (ii) eligibility for a discretionary bonus pursuant to an incentive compensation plan contingent on company profitability and performance, (iii) a deferred, profit sharing plan which is designed to be an equity ownership substitute, and (iv) eligibility for marketing incentives pursuant to the incentive compensation plan.

                         DEUTSCHE ASSET MANAGEMENT, INC.
                                All Cap Core Fund
                               Dynamic Growth Fund
                           Real Estate Securities Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

                      Registered                       Pooled                                                   Total
                      Investment       Assets         Investment       Assets                    Assets        Assets
Fund                   Company         Managed         Vehicle         Managed       Other       Managed       Managed*
Manager                Accounts      ($ millions)      Accounts      ($ millions)   Accounts   ($ millions)  ($ millions)
-------               ----------     ------------     ----------     ------------   --------   ------------  ------------
Julie Abbett

Janet Campagna

Robert Wang

Samuel A. Dedio

Robert Janis

Jerry W. Ehlinger

John F. Robertson

John Vojticek

Mark D. Zeisloft

POTENTIAL CONFLICTS OF INTEREST

      Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:

   - Certain investments may be appropriate for the Fund and also for other clients advised by the Subadviser, including other client accounts managed by the Fund's management team. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the Subadviser may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for the Fund may differ from the results achieved for other clients of the Subadviser. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Subadviser to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Subadviser in the interest of achieving the most favorable net results to the Fund and the other clients.

   - To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. The Subadviser attempts to minimize these conflicts by aligning its fund management teams by investment strategy and by employing similar investment models across multiple client accounts.

   - In some cases, an apparent conflict may arise where the Subadviser has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. The Subadviser will not determine allocations based on whether it receives a performance-based fee from the client. Additionally, the Subadviser has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.

      The Subadviser is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, the Subadviser is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial subadvisery, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the "Firm") are engaged in businesses and have interests other than managing asset management accounts, such other activities involve real, potential or apparent conflicts of interests. These interests and activities include potential subadvisery, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients' subadvisery accounts. These are considerations of which subadvisery clients should be aware and which may cause conflicts that could be to the disadvantage of the

Subadviser's subadvisery clients. The Subadviser has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Fund's Board.

DESCRIPTION OF COMPENSATION STRUCTURE

      The Subadviser seeks to offer its investment professionals competitive short-term and long-term compensation. Portfolio managers and research professionals are paid (i) base salaries, which are linked to job function, responsibilities and financial services industry peer comparison and (ii) variable compensation, which is linked to investment performance, individual contributions to the team and Scudder Investments' and Deutsche Bank's financial results. Variable compensation may include a cash bonus incentive and participation in a variety of long-term equity programs (usually in the form of Deutsche Bank equity).

      Bonus and long-term incentives comprise a greater proportion of total compensation as an investment professional's seniority and compensation levels increase. Top performing investment professionals earn a total compensation package that is highly competitive, including a bonus that is a multiple of their base salary. The amount of equity awarded under the long-term equity programs is generally based on the individual's total compensation package and may comprise from 0%-40% of the total compensation award. As incentive compensation increases, the percentage of compensation awarded in Deutsche Bank equity also increases. Certain senior investment professionals may be subject to a mandatory diverting of a portion of their equity compensation into proprietary mutual funds that they manage.

      To evaluate its investment professionals, the Subadviser uses a Performance Management Process. Objectives evaluated by the process are related to investment performance and generally take into account peer group and benchmark related data. The ultimate goal of this process is to link the performance of investment professionals with client investment objectives and to deliver investment performance that meets or exceeds clients' risk and return objectives. When determining total compensation, the Subadviser considers a number of quantitative and qualitative factors such as:

   - Scudder Investments' performance and the performance of Deutsche Asset Management;

   - Quantitative measures which include 1, 3 and 5 year pre-tax returns versus benchmark (such as the benchmark used in the prospectus) and appropriate peer group, taking into consideration risk targets. Additionally, the portfolio manager's retail/institutional asset mix is weighted, as appropriate for evaluation purposes.

   - Qualitative measures include adherence to the investment process and individual contributions to the process, among other things. In addition, the Subadviser assesses compliance, risk management and teamwork skills.

   - Other factors, including contributions made to the investment team as well as adherence to compliance, risk management, and "living the values" of the Subadviser, are part of a discretionary component which gives management the ability to reward these behaviors on a subjective basis through bonus incentives.

      In addition, the Subadviser analyzes competitive compensation levels through the use of extensive market data surveys. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine overall compensation to promote good sustained investment performance.

                     FIDELITY MANAGEMENT & RESEARCH COMPANY
                          Strategic Opportunities Fund

                              Large Cap Growth Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

      The following table provides information relating to other accounts managed by Jason Weiner :

                                                 REGISTERED INVESTMENT                 OTHER POOLED
                                                      COMPANIES*                    INVESTMENT VEHICLES       OTHER ACCOUNTS
                                                 ---------------------              -------------------       --------------
NUMBER OF ACCOUNTS MANAGED                                4                                  0                         1

NUMBER OF ACCOUNTS MANAGED WITH                           2                                  0                         0
PERFORMANCE-BASED ADVISORY FEES

ASSETS MANAGED (IN MILLIONS)                          6,195                                  0                     2,494

ASSETS MANAGED WITH                                   5,597                                  0                         0
PERFORMANCE-BASED ADVISORY FEES (IN
MILLIONS)

* Includes Strategic Opportunities Fund.

      The following table provides information relating to other accounts managed by Joseph Day:

                                                 REGISTERED INVESTMENT                 OTHER POOLED
                                                      COMPANIES*                    INVESTMENT VEHICLES       OTHER ACCOUNTS
                                                 ---------------------              -------------------       --------------
NUMBER OF ACCOUNTS MANAGED                                5                                  0                        19

NUMBER OF ACCOUNTS MANAGED WITH                           1                                  0                         0

PERFORMANCE-BASED ADVISORY FEES
ASSETS MANAGED (IN MILLIONS)                          5,582                                  0                     2,984

ASSETS MANAGED WITH                                     733                                  0                         0
PERFORMANCE-BASED ADVISORY FEES (IN
MILLIONS)

* Includes Large Cap Growth Fund.

POTENTIAL CONFLICTS OF INTEREST

      The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the fund. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the fund's code of ethics will adequately address such conflicts.

DESCRIPTION OF COMPENSATION STRUCTURE

Strategic Opportunities Fund.

      Jason Weiner is the portfolio manager of Strategic Opportunities Fund and receives compensation for his services. As of December 31, 2004, portfolio manager compensation generally consists of a base salary, a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

      The portfolio manager's base salary is determined annually by level of responsibility and tenure at FMR or its affiliates. A substantial portion of the portfolio manager's bonus is linked to the pre-tax investment performance of the equity assets of the fund measured against the S&P 500 Index and the pre-tax investment performance of the equity assets of the fund within the Lipper Capital Appreciation Objective. The portfolio manager's bonus is based on several components calculated separately over his tenure over multiple measurement periods that eventually encompass periods of up to five years. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a defined peer group and relative to a benchmark index assigned to each fund or account, and (ii) the investment performance of a broad range of other FMR equity funds and accounts. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, and employer administrative services.

Large Cap Growth Fund

      Joseph Day is the portfolio manager of Large Cap Growth Fund and receives compensation for his services. As of December 31, 2004, portfolio manager compensation generally consists of a base salary, a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

      The portfolio manager's base salary is determined annually by level of responsibility and tenure at FMR or its affiliates. A substantial portion of the portfolio manager's bonus is linked to the pre-tax investment performance of the equity assets of the fund measured against the Russell 1000 Growth Index for the period October 1, 2000 through April 30, 2002 and the S&P 500 Index for the period beginning May 1, 2002 through the current measurement period and the pre-tax investment performance of the equity assets of the fund within the Lipper Growth Objective. The portfolio manager's bonus is based on several components calculated separately over her tenure over multiple measurement periods that eventually encompass periods of up to five years. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a defined peer group and relative to a benchmark index assigned to each fund or account, and (ii) the investment performance of a broad range of other FMR equity funds and accounts. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, and employer administrative services.

                             FRANKLIN ADVISERS, INC.
                           Emerging Small Company Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

The Portfolio managers of the Emerging Small Company Fund are Michael McCarthy, Zachary Perry and Brad Carris. Messrs. McCarthy, Perry and Carris managed the following other accounts:

   NAME OF PORTFOLIO                                                    TOTAL ASSETS MANAGED IN
     MANAGER                     TYPE OF ACCOUNT           NUMBER          ACCOUNT (US MIL)
---------------------            ---------------           ------       -----------------------
MICHAEL MCCARTHY, CFA                  RIC                   10                  _____

                                       OPI                    5                  1,080

ZACHARY PERRY, CFA                     OPI                    4                  2,082

                                       RIC                    6                  _____

BRAD CARRIS                            OPI                    3                    867

                                       RIC                    6                  _____

None of these accounts pay a performance based advisory fee.

POTENTIAL CONFLICTS OF INTEREST

      The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. Franklin Advisers, Inc. seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as investing in small and mid capitalization securities. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

      A portfolio manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Finally, if a portfolio manager identifies a limited investment opportunity, which may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. Franklin Advisers seeks to manage such potential conflicts by having adopted procedures, approved by the fund boards, intended to provide a fair allocation of buy and sell opportunities among Funds and other accounts.

      The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management, which indirectly links compensation to sales.

      Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest; there is no assurance that a fund's code of ethics will adequately address such conflicts.

      Franklin Advisers has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

DESCRIPTION OF COMPENSATION STRUCTURE

      Franklin Advisers seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton budget guidelines. Portfolio managers have no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

      BASE SALARY. Each portfolio manager is paid a base salary.

      ANNUAL BONUS. Each portfolio manager is eligible to receive an annual bonus. Franklin Templeton feels that portfolio managers should have some deferred or equity-based compensation in order to build a vested interest in the company and its shareholders. With this in mind, bonuses generally are split between cash (65%) and restricted shares of Franklin Resources stock (35%). Larger bonus awards are 50% cash and 50% in restricted shares of Franklin Resources stock. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Franklin Advisers and the portfolio manager. Any bonus under the plan is completely discretionary. While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses under the plan:

      - INVESTMENT PERFORMANCE: The historic investment performance of all accounts managed by the portfolio manager is considered. The pre-tax performance of each account is measured relative to an appropriate peer group benchmark (the Lipper small cap growth peer group since the fund invests primarily in small cap stocks with a growth strategy) and securities market index (for example, the Russell 2000 Growth Index).

      - NON-INVESTMENT PERFORMANCE: The more qualitative contributions of a portfolio manager to Franklin Advisers' business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication|X| , are evaluated in determining the amount of any bonus award.

      ADDITIONAL LONG TERM EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares of Franklin Resources stock that would permit the portfolio to purchase a set amount of shares at the market price on the date of grant. Some portfolio managers also may be granted additional restricted shares of Franklin Resources stock. Awards of such equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

                 GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC ("GMO")

                                  Growth Fund
                           Growth Opportunities Fund
                           International Growth Fund
                            International Stock Fund
                              Intrinsic Value Fund
                                  Managed Fund
                                 U.S. Core Fund
                             U.S. Multi Sector Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS

                  REGISTERED INVESTMENT COMPANIES
                  MANAGED (INCLUDING NON-GMO MUTUAL       OTHER POOLED INVESTMENT VEHICLES           SEPARATE ACCOUNTS MANAGED
SENIOR MEMBER     FUND SUBADVISORY RELATIONSHIPS)                MANAGED (WORLD-WIDE)                      (WORLD-WIDE)
--------------    ----------------------------------      ---------------------------------      --------------------------------
                    Number of                               Number of                              Number of
                    accounts          Total assets          accounts           Total assets        accounts      Total assets
                  -----------      -----------------      ------------       --------------      -----------   ------------------
Thomas Hancock         14          $9,731,930,891.20           5             $917,778,056.16          23       $6,808,314,107.65

                    REGISTERED INVESTMENT COMPANIES           OTHER POOLED INVESTMENT VEHICLES     SEPARATE ACCOUNTS MANAGED (WORLD-
                    MANAGED FOR WHICH GMO RECEIVES A          MANAGED (WORLD-WIDE) FOR WHICH GMO    WIDE) FOR WHICH GMO RECEIVES A
                    PERFORMANCE-BASED FEE (INCLUDING NON-     RECEIVES A PERFORMANCE-BASED FEE          PERFORMANCE-BASED FEE
                    GMO MUTUAL FUND SUBADVISORY
                     RELATIONSHIPS)

                    Number of                               Number of                              Number of
                    accounts          Total assets          accounts           Total assets        accounts      Total assets

Thomas Hancock         0                  0                    0                    0                 6          $2,273,374,692.09

The information provided is as of the date of the February 28, 2005.

                  REGISTERED INVESTMENT COMPANIES
                  MANAGED (INCLUDING NON-GMO MUTUAL         OTHER POOLED INVESTMENT VEHICLES           SEPARATE ACCOUNTS MANAGED
SENIOR MEMBER     FUND SUBADVISORY RELATIONSHIPS)                  MANAGED (WORLD-WIDE)                      (WORLD-WIDE)
--------------    -----------------------------------     ------------------------------------     --------------------------------
                    Number of                               Number of                              Number of
                    accounts          Total assets          accounts          Total assets         accounts      Total assets
                  -----------      ------------------     ------------       -----------------     -----------   ------------------
Ben Inker             7            $ 8,078,336,031.80          3             $3,317,285,163.21        154         $10,091,485,620.97
Robert Soucy*        24            $14,734,645,878.24         29             $1,154,297,205.20         26         $ 2,901,152,612.78
Sam Wilderman        24            $14,734,645,878.24         29             $1,154,297,205.20         26         $ 2,901,152,612.78

                   REGISTERED INVESTMENT COMPANIES         OTHER POOLED INVESTMENT VEHICLES       SEPARATE ACCOUNTS MANAGED (WORLD-
                   MANAGED FOR WHICH GMO RECEIVES A        MANAGED (WORLD-WIDE) FOR WHICH GMO      WIDE) FOR WHICH GMO RECEIVES A
                   PERFORMANCE-BASED FEE (INCLUDING NON-   RECEIVES A PERFORMANCE-BASED FEE            PERFORMANCE-BASED FEE
                   GMO MUTUAL FUND SUBADVISORY
                   RELATIONSHIPS)

                    Number of                               Number of                              Number of
                    accounts          Total assets          accounts          Total assets         accounts      Total assets

Ben Inker             0                            0            2            $2,952,393,873.33        32          $3,527,512,490.25
Robert Soucy*         3            $3,844,377,368.36           28            $1,095,305,212.81        13          $1,782,171,610.76
Sam Wilderman         3            $3,844,377,368.36           28            $1,095,305,212.81        13          $1,782,171,610.76

*Mr. Soucy has announced that he plans to retire as of December 31, 2005.

DESCRIPTION OF MATERIAL CONFLICTS: Whenever a portfolio manager manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of the fund and the investment strategy of the other accounts and potential conflicts in the allocation of investment opportunities between the fund and such other accounts. GMO believes several factors limit the conflicts between the Fund and other similar stock accounts managed by the Fund's portfolio management team or individual members of the team. First, discipline and constraints are imposed because the investment programs of the Fund and other similar accounts are determined based on quantitative models. Second, all portfolio management team members are aware of and abide by GMO's trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. Performance attribution with full transparency of holdings and identification of contributors to gains and losses act as important controls on conflicts that might otherwise exist. Performance dispersion among accounts employing the same investment strategy but with different fee structures is periodically examined by the Fund's portfolio management team and GMO's Investment Analysis team to ensure that any divergence in expected performance is adequately explained by differences in the client's investment guidelines and timing of cash flows.

DESCRIPTION OF THE STRUCTURE OF, AND THE METHOD USED TO DETERMINE, THE COMPENSATION OF EACH MEMBER OF THE FUND'S PORTFOLIO MANAGEMENT TEAM: The senior member of the Fund's portfolio management team is a member (partner) of GMO. Compensation for the senior member consists of a base salary, a partnership interest in the firm's profits and possibly an additional, discretionary, bonus. Compensation does not disproportionately reward outperformance by higher fee/performance fee products. GMO's Compensation Committee sets the senior member's base salary taking into account current industry norms and market data to ensure that the base salary is competitive. The Compensation Committee also determines the senior member's partnership interest, taking into account the senior member's contribution to GMO and GMO's mission statement. A discretionary bonus may be paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market. Because each member's compensation is based on his individual performance, GMO does not have a typical percentage split among base salary, bonus and other compensation. Partnership interests in GMO are the primary incentive for senior level persons to continue employment at GMO. GMO believes that partnership interests provide the best incentive to maintain stability of portfolio management personnel.

                           INDEPENDENCE INVESTMENT LLC
                              Growth & Income Fund
                                 Small Cap Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

Charles S. Glovsky served as portfolio manager for (i) two registered investment company with approximately $__ million in total net assets, (ii) two other pooled investment vehicles with approximately $27 million in total net assets, and approximately 17 other accounts with approximately $225 million in total net assets.

John C. Forelli and Jay C. Leu served as portfolio managers for (i) two registered investment company with approximately $___ million in total net assets, (ii) five other pooled investment vehicles with approximately $463 million in total net assets, and approximately 24 other accounts with approximately $2.2 billion in total net assets.

POTENTIAL CONFLICTS OF INTEREST

      Each of the accounts managed by Charles S. Glovsky uses a bottom up selection process that focuses on stocks of statistically undervalued yet promising companies that are believed likely to show improving fundamental prospects with identifiable catalysts for change. Each invests primarily in equity securities issued by small capitalization companies. While these accounts have many similarities, the investment performance of each account will be different due to differences in guidelines, fees, expenses and cash flows. The accounts for which Stephen A. Lanzendorf is the lead portfolio manager are managed using several different strategies. Each invests primarily in equity securities, some of which are small capitalization companies. Independence has adopted compliance procedures to manage potential conflicts of interest such as allocation of investment opportunities and aggregated trading. None of the accounts pay Independence an incentive based fee.

      Each of the accounts managed by John C. Forelli and Jay C. Leu seeks income and long-term capital appreciation by selecting stocks believed to have improving fundamentals and attractive valuations. They are invested primarily in equity securities issued by large capitalization companies. While these accounts have many similarities, the investment performance of each account will be different due to differences in guidelines, fees, expenses and cash flows. Independence has adopted compliance procedures to manage potential conflicts of interest such as allocation of investment opportunities and aggregated trading. None of the accounts pay Independence an incentive based fee.

DESCRIPTION OF COMPENSATION STRUCTURE

      Charles S. Glovsky's compensation as an Independence employee consists of
(i) a competitive base salary, (ii) a bonus payable pursuant to an employment arrangement, (iii) eligibility for an additional discretionary bonus pursuant to an incentive compensation plan contingent on company profitability and performance, (iv) a deferred, profit sharing plan which is designed to be an equity ownership substitute, and (v) eligibility for marketing incentives pursuant to the incentive compensation plan.

      The compensation of Stephen A. Lanzendorf as an Independence employee consists of (i) a competitive base salary, (ii) eligibility for a discretionary bonus pursuant to an incentive compensation plan contingent on company profitability and performance, (iii) a deferred, profit sharing plan which is designed to be an equity ownership substitute, and (iv) eligibility for marketing incentives pursuant to the incentive compensation plan.

      The compensation of John C. Forelli and Jay C. Leu as Independence employees consists of (i) a competitive base salary, (ii) eligibility for a discretionary bonus pursuant to an incentive compensation plan contingent on company profitability and performance, (iii) a deferred, profit sharing plan which is designed to be an equity ownership substitute, and (iv) eligibility for marketing incentives pursuant to the incentive compensation plan.

                             JENNISON ASSOCIATES LLC
                            Capital Appreciation Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

                                             Number of Accounts+                Total Assets+
MICHAEL A. DEL BALSO

Registered Investment Companies                       15
Other Pooled Investment Vehicles                       5                        1,287,496,329.21
Other Accounts*                                       15                        1,308,957,600.80
                                                      --                       -----------------
                                       Total          34                       11,184,973,212.75

                                             Number of Accounts+                Total Assets+
SPIROS SEGALAS

Registered Investment Companies                       14
Other Pooled Investment Vehicles                       2                           222,629,452.08
Other Accounts                                         9                         2,580,147,144.55
                                                      --                        -----------------
                                       Total          24                        16,954,421,126.34

                                             Number of Accounts+                Total Assets+
KATHLEEN A. MCCARRAGHER

Registered Investment Companies                       15
Other Pooled Investment Vehicles                       4                           253,264,620.96
                                                      --                        -----------------
Other Accounts                                        37                         3,627,689,050.87
                                       Total          55                        11,329,174,000.84

+None of the accounts managed are subject to performance fees.

*Other Accounts excludes the assets and number of accounts in wrap fee programs that are managed using two model portfolios.

POTENTIAL CONFLICTS OF INTEREST

      In managing other funds (including affiliated accounts), certain potential conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, Jennison has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

      Jennison's portfolio managers typically manage multiple accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), commingled trust accounts, affiliated single client and commingled insurance separate accounts, model nondiscretionary portfolios, and model portfolios used for wrap fee programs. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio. Similarly, securities sold from one portfolio may result in better performance if the value of that security declines. Generally, however, portfolios in a particular product strategy (e.g., large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings, industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tend to minimize the potential for conflicts of interest. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

      In addition, Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Currently, while no equity accounts under Jennison's management have performance fees, some accounts have higher fees than others. These differences may give rise to a potential conflict that a portfolio manager may allocate more time to the management of one account over another. While Jennison does not monitor the specific amount of time that a portfolio manager spends on a single portfolio, senior Jennison personnel periodically review the performance of Jennison's portfolio managers as well as periodically assesses whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

DESCRIPTION OF COMPENSATION STRUCTURE

      Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which includes portfolio managers and research analysts, and to align the interests of its investment professionals with that of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and discretionary cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals.

      Investment professionals' total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. Not all factors will be applicable to each investment professional and there is no particular weighting or formula for considering the factors. The factors considered for an investment professional whose primary role is fund management will differ from an investment professional who is a research analyst or portfolio manager with research analyst responsibilities. In addition, some portfolio managers or analysts may manage or contribute ideas to more than one product strategy and are evaluated accordingly. The factors that may be reviewed include the following:

   - One and three year pre-tax investment performance of groupings of accounts (a "Composite") relative to pre-determined passive indices and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible.

   - The investment professional's contribution to client portfolios' pre-tax one and three year performance from the investment professional's recommended stocks relative to the strategy's passive benchmarks and to the investment professional's respective coverage universes;

   -  Historical and long-term business potential of the product strategies;

   -  Qualitative factors such as teamwork and responsiveness;

   - Other factors such as experience and other responsibilities such as being a team leader or supervisor may also affect an investment professional's total compensation.

                              JOHN HANCOCK ADVISERS
                                Active Bond Fund
                              Strategic Income Fund

PORTFOLIO MMANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

                                                                    OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER
PORTFOLIO MANAGER NAME         FUND                                          (AS OF DECEMBER 31, 2004)
----------------------    ----------------      ----------------------------------------------------------------------------------
Barry Evans               Active Bond Fund      Other Registered Investment Companies:  Seven (7) funds with total assets of $___ billion.

                                                Other Pooled Investment Vehicles:  None

                                                Other Accounts:  Twenty-one (21) accounts with total assets of approximately
                                                $3.9 billion.

Howard Greene             Active Bond Fund      Other Registered Investment Companies:  Three (3) funds with total assets of $___.

                                                Other Pooled Investment Vehicles:  None

                                                Other Accounts:  Twenty (20) accounts with total assets of approximately
                                                $3.8 billion.

Ben Matthews              Active Bond Fund      Other Registered Investment Companies:  Two (2) fund with total assets of
                                                $___ billion.

                                                Other Pooled Investment Vehicles: None

                                                Other Accounts: Eighteen (18) accounts with total assets of approximately
                                                $3.8 billion.

John Hancock Advisers does not generally receive a fee based upon the investment performance of the accounts reflected in the table above, except that, with respect to Howard Greene, Ben Matthews, and Barry Evans, John Hancock Advisers receives a performance-based fee with respect to one (1) Other Account with total assets of approximately $392 million as of December 31, 2004.

The portfolio managers of the Strategic Income Fund are: Frederick L. Cavanaugh, Jr. and Daniel S. Janis, III. As of December 31, 2004, each portfolio manager managed the following other accounts:

                                                                    OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER
PORTFOLIO MANAGER NAME         FUND                                          (AS OF DECEMBER 31, 2004)
----------------------    ----------------      ----------------------------------------------------------------------------------
Fred Cavanaugh            Strategic Income      Other Registered Investment Companies:  Three (3) funds with total assets of
                          Fund                  approximately $___ billion.

                                                Other Pooled Investment Vehicles:  None

                                                Other Accounts:  One (1) account with total assets of approximately $38.4 million.

Dan Janis                 Strategic Income      Other Registered Investment Companies:  Three (3) funds with total assets of
                          Fund                  approximately $___ billion.

                                                Other Pooled Investment Vehicles:  None

                                                Other Accounts: One (1) account with total assets of approximately $38.4 million.

John Hancock Advisers does not generally receive a fee based upon the investment performance of the accounts reflected in the table above.

POTENTIAL CONFLICTS OF INTEREST

      When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, John Hancock Advisers does not believe that any material conflicts are likely to arise out of a portfolio manager's responsibility for the management of the fund as well as one or more other accounts. John Hancock Advisers has adopted procedures that are intended to monitor compliance with the policies referred to in the following paragraphs. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. John Hancock Advisers has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See "Compensation of Portfolio managers" below.

- A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation on the initial public offering. John Hancock Advisers has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

- A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security for more than one account, John Hancock Advisers' policies generally require that such trades be "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, John Hancock Advisers will place the order in a manner intended to result in as favorable a price as possible for such client.

- A portfolio manager could favor an account if the portfolio manager's compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if John Hancock Advisers receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation. The investment performance on specific accounts is not a factor in determining the portfolio manager's compensation. See "Compensation of Portfolio managers" below. John Hancock Advisers receives a performance-based fee with respect to one of the accounts managed by the portfolio managers of Active Bond Fund.

- A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. John Hancock Advisers imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.

If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, John Hancock Advisers seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

DESCRIPTION OF COMPENSATION STRUCTURE

      John Hancock Advisers has adopted a system of compensation for portfolio managers and others involved in the investment process that is applied systematically among investment professionals and seeks to align the financial interests of the investment professionals with those of John Hancock Advisers, through incentive payments based in part upon John Hancock Advisers' financial performance, and shareholders of the funds they manage, through incentive payments based in part upon the relative investment performance of those funds. John Hancock Advisers' compensation arrangements with investment professionals are determined on the basis of the investment professional's overall services to John Hancock Advisers and not on the basis of specific funds or accounts managed by the investment professional. At John Hancock Advisers, the structure of compensation of investment professionals is currently comprised of the following basic components: base salary, an annual investment bonus plan and a phantom stock plan, as well as customary benefits that are offered generally to all full-time employees of John Hancock Advisers. A limited number of senior portfolio managers, who serve as officers of both John Hancock Advisers and its parent company, may also receive options or restricted stock grants of common shares of Manulife. The following describes each component of the compensation package for the individuals identified as a portfolio manager for the fund.

- BASE SALARY. Base compensation is fixed and normally reevaluated on an annual basis. John Hancock Advisers seeks to set compensation at market rates, taking into account the experience and responsibilities of the investment professional.

- INVESTMENT BONUS PLAN. Only investment professionals are eligible to participate in the Investment Bonus Plan. Under the plan, investment professionals are eligible for an annual bonus. The plan is intended to provide a competitive level of annual bonus compensation that is tied to the investment professional achieving superior investment performance and aligns the financial incentives of John Hancock Advisers and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be in excess of base salary. While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses under the plan:

- INVESTMENT PERFORMANCE: The investment performance of all accounts managed by the investment professional over one and three- year periods are considered. The pre-tax performance of each account is measured relative to an appropriate peer group benchmark (for example a Lipper large cap growth peer group if the fund invests primarily in large cap stocks with a growth strategy). With respect to fixed income accounts, relative yields are also used to measure performance.

- THE PROFITABILITY OF JOHN HANCOCK ADVISERS: The profitability of John Hancock Advisers and its parent company are also considered in determining bonus awards, with greater emphasis placed upon the profitability of John Hancock Advisers.

- NON-INVESTMENT PERFORMANCE: The more intangible contributions of an investment professional to John Hancock Advisers' business, including the investment professional's support of sales activities, new fund/strategy idea generation, professional growth and development, and management, where applicable, are evaluating in determining the amount of any bonus award.

- PHANTOM STOCK APPRECIATION PLAN. John Hancock Advisers is not a public company and, consequently, does not compensate its employees through the grant of the company's common shares. However, John Hancock Advisers participates in a phantom stock appreciation plan that is intended to provide its employees with equity like interests in John Hancock Advisers' financial performance. All employees of John Hancock Advisers, not just investment professionals, who are of a designated level of seniority, are eligible to participate in this plan. As part of the overall compensation package, this plan is designed, among other things, to motivate and reward the investment professionals if John Hancock Advisers achieves earnings growth. Awards under the plan are granted to investment professionals based on a number of factors, including past and current performance, impact on overall business results and recognition of long-term potential and value to the company. Payments under the plan are based upon three-year performance cycles. Participants are granted an interest in a phantom stock pool. The pool represents appreciation, if any, of a portion of the total equity interests in the company. For purposes of the plan, John Hancock Advisers' common shares are valued on the basis of a multiple of EBITDA (earnings before interest, taxes, depreciation and amortization expense). The value of the pool is equal to the difference, if positive, in the value of John Hancock Advisers' common shares, using that valuation method, at the start of the performance cycle and the value of those shares at the end of the performance cycle. A participant receives the participant's allocated share of the pool, with that interest payable in three annual installments. Generally, a participant must remain an employee at the time of distribution of an installment in order to be entitled to receive it.

- OPTIONS AND STOCK GRANTS. A limited number of senior investment professionals may receive options to purchase shares of Manulife stock. Generally, such option would permit the investment professional to purchase a set amount of stock at the market price on the date of grant. The option can be exercised for a set period (normally a number of years or until termination of employment) and the investment professional would exercise the option if the market value of Manulife stock increases. Some investment professionals may receive restricted stock grants, where the investment professional is entitle to receive the stock at no or nominal cost, provided that the stock is forgone if the investment professional's employment is terminated prior to a vesting date.

John Hancock Advisers also permits investment professionals to participate on a voluntary basis in a deferred compensation plan, under which the investment professional may elect on an annual basis to defer receipt of a portion of their compensation until retirement. Participation in the plan is voluntary. No component of the compensation arrangements for the investment professionals involves mandatory deferral arrangements.

While the profitability of John Hancock Advisers and the investment performance of the accounts that the investment professionals maintain are factors in determining an investment professional's overall compensation, the investment professional's compensation is not linked directly to the net asset value of any fund.

                        LEGG MASON FUNDS MANAGEMENT, INC.
                                Core Equity Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

      Mary Chris Gay served as portfolio manager for five registered investment companies with $____ billion in total assets and fourteen other pooled investment vehicles with $6.70 billion in total assets. One of the pooled investment vehicles has a performance based advisory fee.

      Bill Miller served as portfolio manager for ____ registered investment companies with $____ billion in total assets and _____ other pooled investment vehicles with $______ billion in total assets. ____ of the pooled investment vehicles has a performance based advisory fee.

POTENTIAL CONFLICTS OF INTEREST

      The fact that the Portfolio manager has day-to-day management responsibility for more than one account may create the potential for conflicts to arise. For example, the Portfolio manager may decide to purchase or sell the same security for different accounts at approximately the same time. To address any conflicts that this situation might create, the Portfolio manager will generally combine client orders (i.e., enter a "bunched" order) in an effort to obtain best execution or to negotiate a more favorable commission rate. In addition, if orders to buy or sell a security for multiple accounts at approximately the same time are executed at different prices or commissions, the transactions will generally be allocated to each account at the average execution price and commission. In circumstances where a bunched order is not completely filled, each account will normally receive a pro-rated portion of the securities based upon the account's level of participation in the order. The investment manager may under certain circumstances allocate securities in a manner other than pro-rata if it determines that the allocation is fair and equitable under the circumstances and does not discriminate against any account.

      In the opinion of the investment manager for the Fund, the Portfolio manager's simultaneous management of the Fund and other accounts does not create any material conflicts of interests.

DESCRIPTION OF COMPENSATION STRUCTURE

      The Portfolio manager is paid a fixed base salary and a bonus. Bonus compensation is reviewed annually and is determined by a number of factors, including the total value of the assets, and the growth in assets, managed by the Portfolio manager (these are a function of performance, retention of assets, and flows of new assets), the Portfolio manager's contribution to the investment manager's research process, and trends in industry compensation levels and practices.

      The Portfolio manager is also eligible to receive stock options from Legg Mason based upon an assessment of the Portfolio manager's contribution to the success of the company, as well employee benefits, including, but not limited to, health care and other insurance benefits, participation in the Legg Mason 401(k) program, and participation in other Legg Mason deferred compensation plans.

                               LORD, ABBETT & CO.
                               All Cap Value Fund
                               Mid Cap Value Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

                                                 OTHER ACCOUNTS MANAGED (# AND TOTAL ASSETS)
                                             -----------------------------------------------------
                                                                     OTHER POOLED
                                                                      INVESTMENT        OTHER
                                             REGISTERED INVESTMENT     VEHICLES        ACCOUNTS
FUND                       NAME              COMPANIES (MILLIONS)     (MILLIONS)      (MILLIONS)
------------------  -----------------------  ---------------------  ------------    --------------
                                                                    # - 1.          # - 6,169.
                                               # - 11.              Total Assets -  Total Assets
Mid Cap Value Fund  Edward K. von der Linde    Total Assets - $.    $32.0.          $2,895.4.
                                                                    # - 2.          # - 6,177*.
                                               # - 11.              Total Assets -  Total Assets -
                    Howard E. Hansen           Total Assets - $     $139.1.         $3,524.8*.
                    Eileen Banko
                    David Builder
All Cap Value Fund  Gerard S. E. Heffernan
                    Daniel H. Frascarelli
                    Robert G. Morris
                                                                    # - 1.          # - 1,187*.
                                               # - 4.               Total Assets -  Total Assets -
                    Robert P. Fetch            Total Assets - $     $107.1.         $2,375.8*
                                                                    # - 2.          # - 6,177*.
                                               # - 11.              Total Assets -  Total Assets
                    Howard E. Hansen           Total Assets - $     $139.1.         $3,524.8*

* Included in the number of accounts and total assets is 1 account with respect to which the management fee is based on the performance of the account; such account totals $427.6 million in total assets, or less than 1% of Lord Abbett's total assets under management.

POTENTIAL CONFLICTS OF INTEREST

      To address potential conflicts of interest that may arise in connection with the investment managers' management of the investments of the Funds and the investments of the other accounts included in the table above, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. Lord Abbett's Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest. Moreover, Lord Abbett's Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment managers' management of the investments of the Funds and the investments of the other accounts referenced in the table above.

DESCRIPTION OF COMPENSATION STRUCTURE

      Lord Abbett compensates its investment managers on the basis of salary, bonus and profit sharing plan contributions. Base salaries are assigned at a level that takes into account the investment manager's experience, reputation and competitive market rates.

      Fiscal year-end bonuses, which can be a multiple of base salaries, are determined after an evaluation of the investment manager's investment results. Investment results are evaluated based on an assessment of the investment manager's three- and five-year investment returns vs. both the appropriate style benchmarks and the appropriate peer group rankings. In addition to investment returns, other factors that are taken into consideration are: style consistency, dispersion among portfolios with similar objectives and the risk taken to achieve the portfolio returns. Finally, there is a component of that bonus that reflects leadership and management of the investment team. No part of the bonus payment is based on the investment manager's assets under management, the revenues generated by those assets, or the profitability of the investment manager's unit. Lord Abbett may designate a manager's bonus payment for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses investment managers on the impact their fund's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

      Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to an investment manager's profit-sharing account are based on a percentage of the investment manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

                        MARSICO CAPITAL MANAGEMENT , LLC
                        International Opportunities Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

      As of December 31, 2004, James Gendelman managed: (a) 13 registered investment companies with total assets of $____ and (b) 2 other accounts (nonpooled accounts) with total assets of $144,300,000. None of these accounts have performance based fees.

POTENTIAL CONFLICTS OF INTEREST

      Portfolio managers at Marsico typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio, including the International Opportunities Fund, based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio. Similarly, securities sold from one portfolio may result in better performance if the value of that security declines.

      Conflicts of interest may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under MCM's trade management policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is Marsico's policy to seek to assure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with such situations, Marsico has adopted policies and procedures for allocating such transactions across multiple accounts. Marsico's policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico's compliance department monitors transactions made on behalf of multiple clients to seek to assure adherence to its policies.

      As discussed above, Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that can arise as a result of a portfolio manager advising multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.

DESCRIPTION OF COMPENSATION STRUCTURE

      Marsico's portfolio managers are generally subject to the compensation structure applicable to all Marsico employees. As such, Mr. Gendelman's compensation consists of a base salary (reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico's overall profitability for the period, and (2) individual achievement and contribution. Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts and do not receive compensation from accounts charging performance-based fees. Exceptional individual efforts are rewarded through greater participation in the bonus pool. Portfolio manager compensation comes solely from Marsico.

      Although Marsico references applicable market performance indices (e.g., MSCI EAFE Index), portfolio manager compensation is not directly tied to achieving any pre-determined or specified level of performance. In order to encourage a long-term time horizon for managing portfolios, Marsico seeks to evaluate the portfolio manager's individual performance over periods longer than the immediate compensation period. In addition, portfolio managers are compensated based on other criteria, including effectiveness of leadership within Marsico's Investment Team, contributions to Marsico's overall investment performance, discrete securities analysis, and other factors. In addition to his salary and bonus, Mr. Gendelman may participate in other MCM benefits to the same extent and on the same basis as other MCM employees.

                MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS")
                              Strategic Value Fund
                                Strategic Growth
                                 Utilities Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

PORTFOLIO MANAGER             FUND                     OTHER ACCOUNTS
--------------------  ---------------------  ----------------------------------
Alan T. Langsner      Strategic Value Fund   18 registered investment companies
                                             with assets of approximately $26.1
                                             billion*

Kenneth J. Enright    Strategic Value Fund   18 registered investment companies
                                             with assets of approximately $26.1
                                             billion*

Maura A. Shaughnessy  Utilities Fund         4 registered investment companies
                                             with assets of approximately $2.5
                                             billion**

Robert D. Persons     Utilities Fund         4 registered investment companies
                                             with assets of approximately $2.5
                                             billion**

S. Irfan Ali          Strategic Growth Fund

*Includes assets of the Strategic Value Fund.

**Includes assets of the Utilities Fund.

POTENTIAL CONFLICTS OF INTEREST

      MFS seek to identify potential conflicts of interest resulting from a portfolio manager's management of both the Fund and other accounts and has adopted policies and procedures designed to address such potential conflicts.

      In certain instances there may be securities which are suitable for the Fund's portfolio as well as for accounts with similar investment objectives of the Adviser or subsidiary of the Adviser. Securities transactions for the Fund and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security.

      When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund's ability to participate in volume transactions will produce better executions for the Fund.

      MFS does not receive a performance fee for its management of the Fund. MFS and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund-for instance, those that pay a higher advisory fee and/or have a performance fee.

DESCRIPTION OF COMPENSATION STRUCTURE

         Portfolio manager total cash compensation is a combination of base salary and performance bonus:

   - Base Salary - Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

   - Performance Bonus - Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60 %) and less weight given to the latter.

   - The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Fund and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. The primary weight is given to fund performance over a three-year time period with lesser consideration given to fund performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for shorter periods).

   - The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management's assessment of overall portfolio manager contributions to the investment process (distinct from fund

   -  performance).

      Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

      Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage of ompensation provided by these benefits depends upon the length of the individual's tenure at MFS and salary level as well as other factors.

                 MERCURY ADVISORS (FUNDS ASSET MANAGEMENT, L.P.)
                              Large Cap Value Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

                                NUMBER OF OTHER ACCOUNTS MANAGED     NUMBER OF ACCOUNTS AND ASSETS FOR WHICH
                                    AND ASSETS BY ACCOUNT TYPE          ADVISORY FEE IS PERFORMANCE-BASED
NAME OF                      --------------------------------------  ---------------------------------------
INVESTMENT ADVISER                                                                  OTHER
AND PORTFOLIO                REGISTERED  OTHER POOLED                REGISTERED    POOLED
MANAGER                      INVESTMENT    INVESTMENT     OTHER      INVESTMENT   INVESTMENT       OTHER
                             COMPANIES     VEHICLES     ACCOUNTS     COMPANIES     VEHICLES      ACCOUNTS
---------------------------  ----------  ------------  ------------  ----------  ------------  -------------
Fund Asset Management, L.P.

                                  14            3            2            #            #             #
Bob Doll                        $        $794,620,067  $134,765,032  $_________  $___________  $____________
                                ----     ------------  ------------  ----------  ------------  -------------

Milind Sharma

POTENTIAL CONFLICTS OF INTEREST

      Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:

      Certain investments may be appropriate for the Funds and also for other clients advised by FAM and its affiliates, including other client accounts managed by a Fund's portfolio management team. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of FAM and its affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for a Fund may differ from the results achieved by other clients of FAM and its affiliates and results among clients may differ. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by FAM to be equitable to each. FAM will not determine allocations based on whether it receives a performance based fee from the client. In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of FAM and its affiliates in the interest of achieving the most favorable net results to the Fund.

      To the extent that each Fund's portfolio management team has responsibilities for managing accounts in addition to the Funds, a portfolio manager will need to divide his time and attention among relevant accounts.

      In some cases, a real, potential or apparent conflict may also arise where
(i) FAM may have an incentive, such as a performance based fee, in managing one account and not with respect to other accounts it manages or (ii) where a member of a Fund's portfolio management team owns an interest in one fund or account he or she manages and not another.

DESCRIPTION OF COMPENSATION STRUCTURE

      The Merrill Lynch Investment Manager (MLIM) Portfolio manager compensation program is critical to MLIM's ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

POLICIES AND PROCEDURES

      COMPENSATION PROGRAM

The elements of total compensation for MLIM portfolio managers are base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. MLIM has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate -- both up and down -- with the relative investment performance of the funds that they manage.

      BASE SALARY

Under the MLIM approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

      PERFORMANCE-BASED COMPENSATION

MLIM believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent.

To that end, the portfolio manager incentive compensation is derived based on the portfolio manager's performance of the products they manage, investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, performance relative to peers, external market conditions and year over year performance. In addition, portfolio manager's compensation can be based on MLIM's investment performance, financial results of MLIM, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation. MLIM also considers the extent to which individuals exemplify and foster Merrill Lynch's principles of Client Focus, Respect for the Individual, Teamwork, Responsible Citizenship and Integrity. All factors are considered collectively by MLIM management.

      CASH BONUS

Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

      STOCK BONUS

A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of Merrill Lynch stock. Paying a portion of annual bonuses in stock puts compensation earned by a PM for a given year "at risk" based on the Company's ability to sustain and improve its performance over future periods.

The ultimate value of stock bonuses is dependent on future ML stock price performance. As such, the stock bonus aligns each portfolio manager's financial interests with those of the Merrill Lynch shareholders and encourages a balance between short-term goals and long-term strategic objectives.

Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the Company's performance. PMs therefore have a direct incentive to protect ML's reputation for integrity.

      OTHER BENEFITS

Portfolio managers are also eligible to participate in broad-based plans offered generally to Merrill Lynch employees, including broad-based retirement, 401(k), health, and other employee benefit plans.

                MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
                                 ("MFC GLOBAL")
                                 500 Index Fund
                              Emerging Growth Fund
                              Lifestyle Portfolios
                               Mid Cap Index Fund
                                Pacific Rim Fund
                            Quantitative All Cap Fund
                            Quantitative Mid Cap Fund
                             Quantitative Value Fund
                              Small Cap Index Fund
                          Total Stock Market Index Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

                Registered                  Pooled                                             Total
                Investment      Assets    Investment     Assets                 Assets         Assets
Fund             Company       Managed      Vehicle     Managed       Other     Managed       Managed*
Manager          Accounts   ($ millions)   Accounts   ($ millions)  Accounts  ($ millions)  ($ millions)
--------------  ----------  ------------  ----------  ------------  --------  ------------  ------------
Carson Jen

Narayan Ramani

Niall Brown

Robert Lutzko

Pauline Dan

Seton Lor

Harpreet Singh

Chris Hensen

Rhonda Chang

Brett Hryb

Norman Ali

POTENTIAL CONFLICTS OF INTEREST

      While funds managed by each of the portfolio managers may have many similarities, MFC Global has adopted compliance procedures to manage potential conflicts of interest such as allocation of investment opportunities and aggregated trading.

DESCRIPTION OF COMPENSATION STRUCTURE

      MFC Global portfolio managers receive a competitive compensation package that consists of base salary, performance based bonus and a Manulife share ownership plan. The magnitude of the performance based bonus and participation in equity ownership reflects to the seniority and role of each portfolio manager. MFC Global to ensure retention through competitive compensation that rewards both individual and team performance. The overall compensation package is targeted at the top of the second quartile against our competitors as deemed through industry surveys. By maximizing the performance bonus at the top of the second quartile, this structure ensures that the portfolio managers do not incur undue risk in the funds they manage.

                MORGAN STANLEY INVESTMENT MANAGEMENT (VAN KAMPEN)
                                   Value Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

James Gilligan managed 12 mutual funds with a total of $ ___ in assets; 6 pooled investment vehicles other than mutual funds with a total of $2,204,507,856 in assets; and 8 other accounts with a total of $2,071,804,825 in assets.

James Roeder managed 12 mutual funds with a total of $_____ in assets; 6 pooled investment vehicles other than mutual funds with a total of $2,204,507,856 in assets; and 8 other accounts with a total of $2,071,804,825 in assets.

Sergio Marcheli managed 12 mutual funds with a total of $_____ in assets; 6 pooled investment vehicles other than mutual funds with a total of $2,204,507,856 in assets; and 8 other accounts with a total of $2,071,804,825 in assets.

Thomas Bastian managed 12 mutual funds with a total of $_____ in assets; 6 pooled investment vehicles other than mutual funds with a total of $2,204,507,856 in assets; and 8 other accounts with a total of $2,071,804,825 in assets.

Vince Vizachero managed 12 mutual funds with a total of $______ in assets; 6 pooled investment vehicles other than mutual funds with a total of $2,204,507,856 in assets; and 8 other accounts with a total of $2,071,804,825 in assets.

POTENTIAL CONFLICTS OF INTEREST

      Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the adviser may receive fees from certain accounts that are higher than the fee it receives from the Value Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Value Fund. The adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

DESCRIPTION OF COMPENSATION STRUCTURE

      Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.

   BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.

   DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation. Discretionary compensation can include:

   -  Cash Bonus;

   - Morgan Stanley's Equity Incentive Compensation Program (EICP) awards--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;

   - Investment Management Deferred Compensation Plan (IMDCP) awards--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;

   - Select Employees' Capital Accumulation Program (SECAP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates; and

   - Voluntary Equity Incentive Compensation Program (VEICP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by fund management team and circumstances. In order of relative importance, these factors include:

   - Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods.

   - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

   -  Contribution to the business objectives of the Investment Adviser.

   -  The dollar amount of assets managed by the portfolio manager.

   -  Market compensation survey research by independent third parties.

   -  Other qualitative factors, such as contributions to client objectives.

   - Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.

                            MUNDER CAPITAL MANAGEMENT
                          Small Cap Opportunities Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

                      Registered                  Pooled                                             Total
                      Investment     Assets     Investment    Assets                   Assets        Assets
Fund                    Company     Managed       Vehicle     Managed       Other     Managed       Managed*
Manager                Accounts   ($ millions)   Accounts   ($ millions)  Accounts  ($ millions)  ($ millions)
--------------------  ----------  ------------  ----------  ------------  --------  ------------  ------------
John P. Richardson        4                         0             0          18          514         1,775

Julie R. Hollinshead      4                         0             0          12          257         1,518

Robert E. Crosby          5                         0             0          56          437         1,790

* If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice. In addition, the sum of assets managed in each category may not add to the total due to rounding.

POTENTIAL CONFLICTS OF INTEREST

      As indicated in the table above, portfolio managers at Munder may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that fund.

      The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although Munder does not track the time a portfolio manager spends on a single portfolio, Munder does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible. Munder seeks to manage competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines. Most accounts within a particular investment discipline are managed using the same investment model. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, Munder may give advice or take action with respect to one account that may differ from the advice given, or the timing or nature of action taken, with respect to another account. Accordingly, the performance of each account managed by a portfolio manager will vary.

      Conflicts of interest may arise where some accounts managed by a particular portfolio manager have higher fees than the fees paid by other accounts. Because a portfolio manager's compensation is affected by revenues earned by Munder, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts.

      Conflicts of interest may also arise when allocating and/or aggregating trades. Munder may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary. Munder maintains a written trade allocation policy for actively managed equity accounts. Consistent with such policy, when a decision is made to aggregate transactions on behalf of more than one account, the transactions will be allocated to all participating client accounts in a fair and equitable manner.

      Munder has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Munder monitors a variety of areas, including compliance with account investment guidelines, the allocation of initial public offerings, and compliance with Munder's Code of Ethics. Furthermore, senior Munder personnel periodically review the performance of Munder's portfolio managers.

DESCRIPTION OF COMPENSATION STRUCTURE

      The compensation package for portfolio managers at Munder consists of three elements: base salary; short-term incentive in the form of an annual bonus; and long-term incentive in the form of company equity interests. Munder also provides a competitive benefits package, including health and welfare benefits and retirement in the form of a 401(k) plan.

      Munder offers industry-competitive salaries based on the skills and experience of the portfolio manager as well as responsibilities of the position. Salaries are compared at least annually with investment industry benchmark compensation surveys.

      Portfolio managers are eligible to earn a performance bonus based on profitability of the firm and the performance of the aggregate group of accounts managed by the portfolio manager. Target bonuses for portfolio managers typically range from 50 to 100% of base salary. Actual bonuses, however, are completely discretionary and can be as low as 0% and range as high as 200% or more of salary. Bonuses are based on a variety of factors, including performance relative to applicable benchmarks for the most recent one-year and three-year periods, as well as other qualitative elements such as leadership, team interaction and results, client satisfaction, and overall contribution to the firm's success.

      Portfolio managers are also eligible for long-term incentives in the form of options to purchase shares of Munder Group LLC, an employee-owned minority partner of Munder Capital Management. Option shares typically vest ratably over a three- to five-year period. Munder's Option Plan provides incentive to retain key personnel and serves to align portfolio managers' interests with those of Munder directly, and, indirectly, the accounts managed by Munder.

                      PACIFIC INVESTMENT MANAGEMENT COMPANY
                                Global Bond Fund
                              Real Return Bond Fund
                                Total Return Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

                      Registered                  Pooled                                             Total
                      Investment     Assets     Investment    Assets                   Assets        Assets
Fund                    Company     Managed       Vehicle     Managed       Other     Managed       Managed*
Manager                Accounts   ($ millions)   Accounts   ($ millions)  Accounts  ($ millions)  ($ millions)
--------------------  ----------  ------------  ----------  ------------  --------  ------------  ------------
Bill Gross

John B.

Brynjolfsson

Sudi Mariappa

POTENTIAL CONFLICTS OF INTEREST

      From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

Investment Opportunities. A potential conflict of interest may arise as result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Funds on a fair and equitable basis over time.

DESCRIPTION OF COMPENSATION STRUCTURE

PIMCO has adopted a "Total Compensation Plan" for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm's mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO's profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO's deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee's compensation. PIMCO's contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus. Base salaries are determined by considering an individual portfolio manager's experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the "Bonus Factors") may be considered when determining the bonus for portfolio managers:

      - 3-year, 2-year and 1-year dollar-weighted and account-weighted investment performance as judged against benchmarks and relative to applicable industry peer groups;

      - Appropriate risk positioning that is consistent with PIMCO's investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

      -  Amount and nature of assets managed by the portfolio manager;

      - Consistency of investment performance across funds of similar mandate and guidelines (reward low dispersion);

      - Generation and contribution of investment ideas in the context of PIMCO's secular and cyclical forums, fund strategy meetings, Investment Committee meetings, and on a day-to-day basis;

      - Absence of defaults and price defaults for issues in the funds managed by the portfolio manager;

      -  Contributions to asset retention, gathering and client satisfaction;

      -  Contributions to mentoring, coaching and/or supervising; and

      -  Personal growth and skills added.

Final award amounts are determined by the PIMCO Compensation Committee.

Retention Bonuses. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan ("Cash Bonus Plan"), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO's parent company, Allianz Global Investors of America L.P. ("AGI"), and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon AGI's profit growth and PIMCO's profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO's net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual's overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG ("Allianz"). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vests on May 5, 2005.

From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged for Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director's employment with PIMCO.

                           SSGA FUNDS MANAGEMENT, INC.
                         International Equity Index Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

      Jeffrey Beach served as portfolio managers for (i) 2 registered investment companies with approximately $__ billion in total net assets, (ii) one pool investment vehicle with approximately $15.5 billion in total net assets, and
(iii) 1 other account with approximately $384 million in total net assets. None of these accounts have performance based fees.

      James Francis served as portfolio managers for __ accounts (none of which are registered investment companies or other pooled vehicles) with approximately $____ million in total net assets. None of these account have performance based fees.

POTENTIAL CONFLICTS OF INTEREST

      When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. SSgA has adopted policies and procedures designed to address these potential material conflicts. For instance, portfolio managers (and their teams) within SSgA are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA and its advisory affiliates utilize a system for allocating investment opportunities among funds that is designed to provide a fair and equitable allocation.

DESCRIPTION OF COMPENSATION STRUCTURE

      The compensation of SSgA's investment professionals is based on a number of factors. The first factor considered is external market. Through extensive compensation survey process, SSgA seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentive (i.e. equity). The second factor taken into consideration is the size of the pool available for this compensation. SSgA is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA and SSgA. The determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone's compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining equity allocations.

                        SUSTAINABLE GROWTH ADVISERS, L.P.
                         U.S. Global Leaders Growth Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

      Gordon Marchand, George Fraise and Robert Rohn served as portfolio managers for (i) 3 registered investment companies with approximately $___ billion in total net assets, (ii) 1 wrap program with approximately $49 million in total net assets, and 4 other accounts with approximately $26 million in total net assets. None of these accounts have performance based advisory fees.

POTENTIAL CONFLICTS OF INTEREST

      Each of the accounts managed by Messrs. Marchand, Fraise and Rohn have only one investment strategy - sustainable growth with a global reach.

      While these accounts have many similarities, the investment performance of each account will be different due to differences in fees, expenses and cash flows. Sustainable Growth Advisers has adopted compliance procedures to manage potential conflicts of interest such as allocation of investment opportunities and aggregated trading.

DESCRIPTION OF COMPENSATION STRUCTURE

      Sustainable Growth Advisers, LP is wholly and equally owned by the firm's three Principals/Portfolio managers. Their compensation is based on the net profits of the firm.

                         T. ROWE PRICE ASSOCIATES, INC.
                              Blue Chip Growth Fund
                               Equity-Income Fund
                              Health Sciences Fund
                            Science & Technology Fund
                            Small Company Value Fund
                              Spectrum Income Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

The portfolio managers managed the following other accounts.

                                                  NUMBER OF         TOTAL
PRESTON G. ATHEY                                  Accounts   Assets(in millions)
------------------------------------------------  ---------  -------------------
- registered investment companies: .............      7            $
- other pooled investment vehicles:.............      2            $  75.1
- other accounts:...............................      9            $ 918.7

                                                  NUMBER OF         TOTAL
KRIS H. JENNER                                    Accounts   Assets(in millions)
------------------------------------------------  ---------  -------------------
- registered investment companies: .............      5            $
- other pooled investment vehicles:.............      2            $ 439.4
- other accounts:...............................      2            $ 104.6

                                                  NUMBER OF         TOTAL
LARRY J. PUGLIA                                   Accounts   Assets(in millions)
------------------------------------------------  ---------  -------------------
- registered investment companies: .............       7           $
- other pooled investment vehicles:.............       3           $  701.2
- other accounts:...............................      12           $1,120.5

                                                  NUMBER OF         TOTAL
BRIAN C. ROGERS                                   Accounts   Assets(in millions)
------------------------------------------------  ---------  -------------------
- registered investment companies: .............      13           $
- other pooled investment vehicles:.............       0                  0
- other accounts:...............................      17           $1,390.5

                                                  NUMBER OF         TOTAL
MICHAEL F. SOLA                                   Accounts   Assets(in millions)
------------------------------------------------  ---------  -------------------
- registered investment companies: .............      5              $
- other pooled investment vehicles:.............      0              0
- other accounts:...............................      0              0

                                                  NUMBER OF         TOTAL
DAVID J. WALLACK                                  Accounts   Assets(in millions)
------------------------------------------------  ---------  -------------------
- registered investment companies: .............      3            $
- other pooled investment vehicles:.............      1            $  37.3
- other accounts:...............................      1            $ 135.0

                                                  NUMBER OF         TOTAL
EDMUND M. NOTZON, III                             Accounts   Assets(in millions)
------------------------------------------------  ---------  -------------------
- registered investment companies: .............                   $
- other pooled investment vehicles:.............                   $
- other accounts:...............................                   $

      Please note the information above does not include any of the funds for which T. Rowe Price serves as subadviser for John Hancock Fund. Total assets are based on T. Rowe Price internal records as of December 31, 2004.

      Please be advised that the portfolio managers named above did not manage any accounts for which advisory fees are based on performance.

POTENTIAL CONFLICTS OF INTEREST

      We are not aware of any material conflicts of interest that may arise in connection with the Portfolio manager's management of the Funds' investments and the investments of the other account(s) included this response.

      Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for each fund based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that fund. Consequently, portfolio managers may purchase (or sell) securities for one fund and not another fund. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the "Portfolio manager Compensation" below, our portfolio managers' compensation is determined in the same manner with respect to all funds managed by the portfolio manager.

      T. Rowe Price has developed written trade allocation guidelines for its Trading Desks. Generally, when the amount of securities available in a public offering or the secondary markets is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro rata allocation based upon the relative sizes of the participating client portfolio or the relative sizes of the participating client orders depending upon the market involved. In allocating trades made on a combined basis, the trading desks seek to achieve the same net unit price of the securities for each participating client. Because a pro rate allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted basis. For example, adjustments may be made:
(i) to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement; (ii) to eliminate de minimus positions; (iii) to give priority to accounts with specialized investment policies and objectives; and
(iv) to reallocate in light of a participating fund's characteristics (e.g., available cash, industry or issuer concentration, duration, credit exposure). Also, with respect to private placement transactions, conditions imposed by the issuer may limit availability of allocations to client accounts.

DESCRIPTION OF COMPENSATION STRUCTURE

      Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:

      Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to a broad based index (ex. S&P500) and an applicable Lipper index (ex. Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in a fund's assets due to the purchase or sale of fund shares is not considered a material factor.

      Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

      All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

      This compensation structure is used for all funds managed by the portfolio manager.

                        TEMPLETON GLOBAL ADVISORS LIMITED
                                   Global Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

      Messrs. Everett and Murchison and Ms. Myers managed the following other accounts:

Type of Account:   RIC = Registered investment company;
                   OPI = other pooled investments (hedge funds, private inst'l accounts, etc.)
                   OA = other accounts.

                                                       TOTAL ASSETS MANAGED
NAME OF PORTFOLIO MANAGER   TYPE OF ACCOUNT   NUMBER   IN ACCOUNT (US MIL)
-------------------------   ---------------   ------   --------------------
JEFFREY A. EVERETT                RIC           5              _____
                                  OPI          12              3,440
                                  OA            4                372
MURDO MURCHISON, CFA              OPI           2              6,732
                                  RIC           5              _____
LISA MYERS, JD, CFA               OPI          10              1,600
                                  RIC           4              _____
                                  OA            3                 83

None of these accounts pay a performance based advisory fee.

POTENTIAL CONFLICTS OF INTEREST

      The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. Templeton Global Advisors Limited seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as investing primarily in value-oriented equity securities of companies located anywhere in the world. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, fund holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

      A portfolio manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Finally, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. Franklin Templeton Investments seeks to manage such potential conflicts by having adopted procedures, approved by the fund boards, intended to provide a fair allocation of buy and sell opportunities among Funds and other accounts.

      The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales.

      Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest; there is no assurance that a fund's code of ethics will adequately address such conflicts.

      Franklin Templeton Investments has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

DESCRIPTION OF COMPENSATION STRUCTURE

      Franklin Templeton seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton budget guidelines. Each portfolio manager's compensation consists of the following three elements:

      BASE SALARY. Each portfolio manager is paid a base salary.

      ANNUAL BONUS. Each portfolio manager is eligible to receive an annual bonus. Franklin Templeton feels that portfolio managers should have some deferred or equity-based compensation in order to build a vested interest in the company and its shareholders. With this in mind, bonuses generally are split between cash (65%) and restricted shares of Franklin Resources stock (35%). Larger bonus awards are 50% cash and 50% in restricted shares of Franklin Resources stock. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Templeton Global Advisors Limited and the portfolio manager. Any bonus under the plan is completely discretionary. While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses under the plan:

      - ASSETS: The size and complexity of funds and overall asset size of those funds managed by the

      -     Portfolio manager are factored in the manager's appraisal.

      - INVESTMENT PERFORMANCE: The historic investment performance of all accounts managed by the portfolio manager is considered. The pre-tax performance of each fund managed is measured relative to an appropriate securities market index (for example, the MSCI World Index for a global equity product such as the Fund).

      - RESEARCH: Since the Templeton global equity team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

      - NON-INVESTMENT PERFORMANCE: For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

      ADDITIONAL LONG TERM EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares of Franklin Resources stock that would permit the fund to purchase a set amount of shares at the market price on the date of grant. Some portfolio managers may be granted additional restricted shares of Franklin Resources stock. Awards of such equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

                       TEMPLETON INVESTMENT COUNSEL, INC.
                            International Value Fund
                          International Small Cap Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

Tucker Scott, Cindy Sweeting, Antonio Docal and Simon Rudolph managed the following other accounts:

                                                       TOTAL ASSETS MANAGED
NAME OF PORTFOLIO MANAGER   TYPE OF ACCOUNT   NUMBER   IN ACCOUNT (US MIL)
-------------------------   ---------------   ------   --------------------
TUCKER SCOTT, CFA                OPI             3            1,031
                                 OA              2             256
                                 RIC             3
CINDY SWEETING, CFA              RIC             4
                                 OPI             8            1,664
                                 OA              9            1,065
ANTONIO DOCAL, CFA               RIC             4
                                 OPI            17            1,694
                                 OA             10            1,729
SIMON RUDOLPH, ACA               OPI             7              915

None of these accounts pay a performance based advisory fee.

POTENTIAL CONFLICTS OF INTEREST

      The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. Templeton Investment Counsel LLC seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as investing primarily in value-oriented equity securities of companies located outside the U.S. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, fund holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

      A portfolio manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Finally, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. Franklin Templeton Investments seeks to manage such potential conflicts by having adopted procedures, approved by the fund boards, intended to provide a fair allocation of buy and sell opportunities among Funds and other accounts.

      The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales.

      Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest; there is no assurance that a fund's code of ethics will adequately address such conflicts.

      Franklin Templeton Investments has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

DESCRIPTION OF COMPENSATION STRUCTURE

      Franklin Templeton seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton budget guidelines. Each portfolio manager's compensation consists of the following three elements:

      BASE SALARY. Each portfolio manager is paid a base salary.

      ANNUAL BONUS. Each portfolio manager is eligible to receive an annual bonus. Franklin Templeton feels that portfolio managers should have some deferred or equity-based compensation in order to build a vested interest in the company and its shareholders. With this in mind, bonuses generally are split between cash (65%) and restricted shares of Franklin Resources stock (35%). Larger bonus awards are 50% cash and 50% in restricted shares of Franklin Resources stock. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Templeton Investment Counsel and the portfolio manager. Any bonus under the plan is completely discretionary. While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses under the plan:

      - ASSETS: The size and complexity of funds and overall asset size of those funds managed by the

      -     Portfolio manager are factored in the manager's appraisal.

      - INVESTMENT PERFORMANCE: The historic investment performance of all accounts managed by the portfolio manager is considered. The pre-tax performance of each fund managed is measured relative to an appropriate securities market index (for example, the MSCI EAFE Index for the International Value Fund and the Citigroup Global ex-US Index for the International Small Cap Fund).

      - RESEARCH: Since the Templeton global equity team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

      - NON-INVESTMENT PERFORMANCE: For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

      ADDITIONAL LONG TERM EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares of Franklin Resources stock that would permit the fund to purchase a set amount of shares at the market price on the date of grant. Some portfolio managers may be granted additional restricted shares of Franklin Resources stock. Awards of such equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

                           UBS GLOBAL ASSET MANAGEMENT
                             Global Allocation Fund
                                 Large Cap Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

                   Registered                  Pooled                                             Total
                   Investment     Assets     Investment     Assets                  Assets        Assets
Fund                Company      Managed      Vehicle      Managed      Other      Managed       Managed*
Manager             Accounts   ($ millions)   Accounts   ($ millions)  Accounts  ($ millions)  ($ millions)
----------------   ----------  ------------  ----------  ------------  --------  ------------  ------------
Brian Singer

Tom Clarke

Thomas P. Madsen

John A. Penicook

Neil Williams

POTENTIAL CONFLICTS OF INTEREST

      There are no perceived conflicts between accounts. Dispersion between accounts within a model portfolio is small due to the use of models and the intention to aggregate transactions where possible. The models developed by the portfolio managers may, from time to time, also be used by other managed asset allocation or balanced accounts and funds to gain exposure to the asset class.

DESCRIPTION OF COMPENSATION STRUCTURE

      The portfolio managers receive a base salary and incentive compensation based on their personal performance.

      Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:

      - Competitive salary, benchmarked to maintain competitive compensation opportunities.

      - Annual bonus, tied to individual contributions and investment performance.

      - UBS equity awards, promoting company-wide success and employee retention.

      - Partnership Incentive Program (PIP), a phantom-equity-like program for key senior staff.

Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) fund performance closely aligns our investment professionals' interests with those of our clients.

UBS AG equity. Many of our senior investment professionals receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. Not only does this reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool as the equity shares typically vest over a number of years.

Broader equity share ownership is encouraged for all employees through "Equity Plus". This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS AG stock options are given for each share acquired and held for two years. We feel this engages our employees as partners in the firm's success, and helps to maximize our integrated business strategy.

Partnership Incentive Program (PIP). Designed to promote an entrepreneurial culture and drive long-term thinking, the PIP is a phantom-equity-like program for key senior staff (approximately top 2%). By tying compensation to overall firm performance over the mid-to longer-term, the program offers significant compensation opportunities for our senior staff.

                           UNITED STATES TRUST COMPANY
                           Value & Restructuring Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

                   Registered                  Pooled                                             Total
                   Investment     Assets     Investment     Assets                  Assets        Assets
Fund                Company      Managed      Vehicle      Managed      Other      Managed       Managed*
Manager             Accounts   ($ millions)   Accounts   ($ millions)  Accounts  ($ millions)  ($ millions)
----------------   ----------  ------------  ----------  ------------  --------  ------------  ------------
David Williams

Timothy Evnin

J

POTENTIAL CONFLICTS OF INTEREST

      As reflected above, the Portfolio Managers manage accounts in addition to the Fund. A Portfolio Manager's management of these other accounts may give rise to potential conflicts of interest. The Adviser has adopted policies and procedures that are designed to identify and minimize the effects of these potential conflicts, however there can be no guarantee that these policies and procedures will be effective in detecting potential conflicts or in eliminating the effects of any such conflicts.

      Certain components of the Portfolio Managers' compensation structure may also give rise to potential conflicts of interest to the extent that a Portfolio Manager may have an incentive to favor or devote more effort in managing accounts that impact, or impact to a larger degree, their overall compensation. As reflected above, for Mr.

Evnin, the Fund does not serve as the Bonus Account for determining the amount of their Performance Bonus. As a result, since the Performance Bonus is directly tied to the performance of the Funds or accounts which are Bonus Accounts, they may have an incentive to favor their Bonus Account to the disadvantage of his other accounts that are not Bonus Accounts. The Adviser attempts to mitigate these conflicts by selecting Bonus Accounts that are generally representative of the class of securities managed by the Portfolio Manager for all of its accounts.

      In addition, as described above, the level of the Discretionary Bonus is determined, in part, based upon the Adviser's profitability. Such profits are generally derived from the fees the Adviser receives for managing all of its investment management accounts. To the extent that accounts other than the Fund have the potential to generate more profits for the Adviser than the Fund, the Portfolio Managers may have an incentive to favor such other accounts.

      Because Portfolio Managers manage multiple accounts with similar objectives, and thus frequently purchase and sell the same securities for such accounts, certain allocation issues may arise. In particular, if a Portfolio Manager identifies a limited investment opportunity which may be suitable for more than one Fund or account, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. In addition, in the event a Portfolio Manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The Adviser has adopted policies and procedures that are designed to manage the risk that an account could be systematically advantaged or disadvantaged in connection with the allocation of investment opportunities and aggregation of trade orders. These policies and procedures may include, where consistent with the Adviser's duty to seek best execution on behalf of its clients, aggregation of orders from multiple accounts for execution.

DESCRIPTION OF COMPENSATION STRUCTURE

Each Portfolio Manager receives compensation from the Adviser in connection with his management of the Fund and other accounts identified above which includes the following components: (1) base salary, (2) a bonus, and (3) an award for assets under management.

      Base Salary. Each Portfolio Manager receives a fixed annual base salary. Base salary amounts are determined by the Adviser's senior management for asset management and human resources (for ease of reference, the "Compensation Committee") based upon a number of factors, including the Portfolio Manager's experience, overall performance, responsibilities, and the competitive market place for portfolio manager compensation.

      Bonus. Each Portfolio Manager is eligible to receive a bonus in addition to his base salary. For each Portfolio Manager the bonus may consist of two components. The first component is a discretionary component ("Discretionary Bonus") determined as a percentage of the Portfolio Manager's base salary. The level of the Discretionary Bonus is determined by the Compensation Committee based upon a number of factors, including the Adviser's profitability, the size of the eligible bonus pool and the Portfolio Manager's experience, overall performance, responsibilities, and the competitive market place for portfolio manager compensation. The specific performance of the Fund or other accounts managed by the Portfolio Manager as compared to a benchmark is not considered in determining the amount of the Discretionary Bonus. The second component of the eligible bonus award is a performance bonus ("Performance Bonus"). The amount of the Performance Bonus is determined based upon the investment performance of certain accounts managed by the Portfolio Manager (the "Bonus Accounts") as compared to an appropriate index as selected by the Adviser. Not all accounts for which the Portfolio Manager has responsibility are Bonus Accounts. Bonus Accounts are selected by the Adviser on the basis that they are generally representative of the class of securities managed by the Portfolio Manager for all of its accounts. The Bonus Accounts for each Portfolio Manager, and their index benchmarks, are as follows:

Portfolio Manager              Bonus Account(s)                           Index Benchmark(s)
-----------------   -------------------------------------   ------------------------------------------
David J. Williams   Excelsior  Value & Restructuring Fund   Lipper Multi-Cap Core Equity Funds Average

Timothy Evnin       Excelsior Mid Cap Value Fund            Lipper Mid-Cap Core Equity Funds Average

      The Performance Bonus amount is determined according to a formula established by the Compensation Committee which takes into account (1) whether the Bonus Account is an equity or a fixed income account, (2) the tenure of the Portfolio Manager in managing the Bonus Account, and (3) the investment performance of the Bonus Accounts as compared to the Index Benchmark over various periods. In general, long term performance has a greater impact on the Performance Bonus than short term performance.

      Both the Discretionary Bonus and the Performance Bonus take into consideration a "target bonus factor", which is a factor of the Base Salary determined for each Portfolio Manager based on considerations of the Portfolio Manager's responsibilities. For example, an individual who serves as the leader of an investment discipline will have a higher target bonus factor - and therefore a higher potential Discretionary and Performance Bonus - than a Portfolio Manager who is not the leader of an investment discipline.

      Assets Under Management Award. Portfolio Managers receive an award based on the size of all assets for which the Portfolio Manager has management responsibility. For purposes of this award, assets of all types of accounts are treated identically, i.e., no greater credit is given for assets in one type of account over another. The size of this award is determined by a schedule that sets different multiples depending on the Portfolio Manager's total assets under management. The schedule's asset ranges and multiples are determined at the discretion of the Compensation Committee.

      Payments of amounts awarded under the Bonus and Assets Under Management Award are deferred and vest over a number of years. The purpose of this vesting program is to promote the retention of Portfolio Managers.

                       WELLINGTON MANAGEMENT COMPANY, LLP
                              Growth & Income Fund
                          Investment Quality Bond Fund
                               Mid Cap Stock Fund
                             Natural Resources Fund
                              Small Cap Growth Fund
                              Small Cap Value Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

The following tables show information regarding other accounts managed by the portfolio manager:

         Maya K. Bittar, portfolio manager for the Growth & Income Fund.

                                                         OTHER POOLED INVESTMENT
       OTHER REGISTERED INVESTMENT COMPANIES                    VEHICLES             OTHER ACCOUNTS
-------------------------------------------------------------------------------------------------------
                                              Assets                    Assets                 Assets
                                 Number of    (in $      Number of      (in $     Number of    (in $
                                 Accounts   millions)*   Accounts     millions)*  Accounts   millions)*
                                 ---------  ----------   ---------    ----------  ---------  ----------
All Accounts                        18                      15          1,036.9      34       2,824.8

Accounts where advisory fee is       0          0            0                0       4         358.0
based on account performance
(Subset of above)

*Assets are rounded to the nearest one hundred thousand dollars.

       Jeffrey L. Kripke, portfolio manager for the Growth & Income Fund.

                                                         OTHER POOLED INVESTMENT
       OTHER REGISTERED INVESTMENT COMPANIES                    VEHICLES             OTHER ACCOUNTS
-------------------------------------------------------------------------------------------------------
                                              Assets                    Assets                 Assets
                                 Number of    (in $      Number of      (in $     Number of    (in $
                                 Accounts   millions)*   Accounts     millions)*  Accounts   millions)*
                                 ---------  ----------   ---------    ----------  ---------  ----------
All Accounts                        18                      15          1,036.9      42       2,822.9

Accounts where advisory fee is       0          0            0                0       4         358.0
based on account performance
(Subset of above)

*Assets are rounded to the nearest one hundred thousand dollars.

      Matthew E. Megargel, portfolio manager for the Growth & Income Fund.

                                                         OTHER POOLED INVESTMENT
       OTHER REGISTERED INVESTMENT COMPANIES                    VEHICLES             OTHER ACCOUNTS
-------------------------------------------------------------------------------------------------------
                                              Assets                    Assets                 Assets
                                 Number of    (in $      Number of      (in $     Number of    (in $
                                 Accounts   millions)*   Accounts     millions)*  Accounts   millions)*
                                 ---------  ----------   ---------    ----------  ---------  ----------
All Accounts                        20                      15          1,036.9      33       2,824.8

Accounts where advisory fee is       0          0            0                0       4         358.0
based on account performance
(Subset of above)

*Assets are rounded to the nearest one hundred thousand dollars.

       Michael D. Rodier, portfolio manager for the Growth & Income Fund.

                                                         OTHER POOLED INVESTMENT
       OTHER REGISTERED INVESTMENT COMPANIES                    VEHICLES             OTHER ACCOUNTS
-------------------------------------------------------------------------------------------------------
                                              Assets                    Assets                 Assets
                                 Number of    (in $      Number of      (in $     Number of    (in $
                                 Accounts   millions)*   Accounts     millions)*  Accounts   millions)*
                                 ---------  ----------   ---------    ----------  ---------  ----------
All Accounts                         8                      11            931.7      83       3,851.8

Accounts where advisory fee is       0          0            0                0       4         358.0
based on account performance
(Subset of above)

*Assets are rounded to the nearest one hundred thousand dollars.

  Richard T. Crawford, portfolio manager for the Investment Quality Bond Fund.

                                                         OTHER POOLED INVESTMENT
       OTHER REGISTERED INVESTMENT COMPANIES                    VEHICLES             OTHER ACCOUNTS
-------------------------------------------------------------------------------------------------------
                                              Assets                    Assets                 Assets
                                 Number of    (in $      Number of      (in $     Number of    (in $
                                 Accounts   millions)*   Accounts     millions)*  Accounts   millions)*
                                 ---------  ----------   ---------    ----------  ---------  ----------
All Accounts                         6                       5             40.9      23       2,272.9

Accounts where advisory fee is       0          0            0                0       2         669.6
based on account performance
(Subset of above)

*Assets are rounded to the nearest one hundred thousand dollars.

    Thomas L. Pappas, portfolio manager for the Investment Quality Bond Fund.

                                                         OTHER POOLED INVESTMENT
       OTHER REGISTERED INVESTMENT COMPANIES                    VEHICLES             OTHER ACCOUNTS
-------------------------------------------------------------------------------------------------------
                                              Assets                    Assets                 Assets
                                 Number of    (in $      Number of      (in $     Number of    (in $
                                 Accounts   millions)*   Accounts     millions)*  Accounts   millions)*
                                 ---------  ----------   ---------    ----------  ---------  ----------
All Accounts                         3                       4            826.2      42       9,086.1

Accounts where advisory fee is       0          0            0                0       0             0
based on account performance
(Subset of above)

*Assets are rounded to the nearest one hundred thousand dollars.

        Michael T. Carmen, portfolio manager for the Mid-Cap Stock Fund.

                                                         OTHER POOLED INVESTMENT
       OTHER REGISTERED INVESTMENT COMPANIES                    VEHICLES             OTHER ACCOUNTS
-------------------------------------------------------------------------------------------------------
                                              Assets                    Assets                 Assets
                                 Number of    (in $      Number of      (in $     Number of    (in $
                                 Accounts   millions)*   Accounts     millions)*  Accounts   millions)*
                                 ---------  ----------   ---------    ----------  ---------  ----------
All Accounts                         3                      10            711.8      12         140.7

Accounts where advisory fee is       0          0            4            282.5       0             0
based on account performance
(Subset of above)

*Assets are rounded to the nearest one hundred thousand dollars.

       Karl E. Bandtel, portfolio manager for the Natural Resources Fund.

                                                         OTHER POOLED INVESTMENT
       OTHER REGISTERED INVESTMENT COMPANIES                    VEHICLES             OTHER ACCOUNTS
-------------------------------------------------------------------------------------------------------
                                              Assets                    Assets                 Assets
                                 Number of    (in $      Number of      (in $     Number of    (in $
                                 Accounts   millions)*   Accounts     millions)*  Accounts   millions)*
                                 ---------  ----------   ---------    ----------  ---------  ----------
All Accounts                         4                      17          5,108.7      22         746.7

Accounts where advisory fee is       0          0            9          3,561.4       0             0
based on account performance
(Subset of above)

*Assets are rounded to the nearest one hundred thousand dollars.

     James A. Bevilacqua, portfolio manager for the Natural Resources Fund.

                                                         OTHER POOLED INVESTMENT
       OTHER REGISTERED INVESTMENT COMPANIES                    VEHICLES             OTHER ACCOUNTS
-------------------------------------------------------------------------------------------------------
                                              Assets                    Assets                 Assets
                                 Number of    (in $      Number of      (in $     Number of    (in $
                                 Accounts   millions)*   Accounts     millions)*  Accounts   millions)*
                                 ---------  ----------   ---------    ----------  ---------  ----------
All Accounts                         4                      17          5,108.7      18         735.4

Accounts where advisory fee is       0          0            9          3,561.4       0             0
based on account performance
(Subset of above)

*Assets are rounded to the nearest one hundred thousand dollars.

       Steven C. Angeli, portfolio manager for the Small Cap Growth Fund.

                                                         OTHER POOLED INVESTMENT
       OTHER REGISTERED INVESTMENT COMPANIES                    VEHICLES             OTHER ACCOUNTS
-------------------------------------------------------------------------------------------------------
                                              Assets                    Assets                 Assets
                                 Number of    (in $      Number of      (in $     Number of    (in $
                                 Accounts   millions)*   Accounts     millions)*  Accounts   millions)*
                                 ---------  ----------   ---------    ----------  ---------  ----------
All Accounts                         8                       4             79.9      24         631.3

Accounts where advisory fee is       0          0            0                0       0             0
based on account performance
(Subset of above)

*Assets are rounded to the nearest one hundred thousand dollars.

     Timothy T. McCormack, portfolio manager for the Small Cap Value Fund.

                                                         OTHER POOLED INVESTMENT
       OTHER REGISTERED INVESTMENT COMPANIES                    VEHICLES             OTHER ACCOUNTS
-------------------------------------------------------------------------------------------------------
                                              Assets                    Assets                 Assets
                                 Number of    (in $      Number of      (in $     Number of    (in $
                                 Accounts   millions)*   Accounts     millions)*  Accounts   millions)*
                                 ---------  ----------   ---------    ----------  ---------  ----------
All Accounts                         5                       4            182.7      26         906.1

Accounts where advisory fee is       0          0            0                0       0             0
based on account performance
(Subset of above)

*Assets are rounded to the nearest one hundred thousand dollars.

       Stephen T. O'Brien, portfolio manager for the Small Cap Value Fund.

                                                         OTHER POOLED INVESTMENT
       OTHER REGISTERED INVESTMENT COMPANIES                    VEHICLES             OTHER ACCOUNTS
-------------------------------------------------------------------------------------------------------
                                              Assets                    Assets                 Assets
                                 Number of    (in $      Number of      (in $     Number of    (in $
                                 Accounts   millions)*   Accounts     millions)*  Accounts   millions)*
                                 ---------  ----------   ---------    ----------  ---------  ----------
All Accounts                         5                       4            182.7      23         912.2

Accounts where advisory fee is       0          0            0                0       0             0
based on account performance
(Subset of above)

*Assets are rounded to the nearest one hundred thousand dollars.

       Shaun F. Pedersen, portfolio manager for the Small Cap Value Fund.

                                                         OTHER POOLED INVESTMENT
       OTHER REGISTERED INVESTMENT COMPANIES                    VEHICLES             OTHER ACCOUNTS
-------------------------------------------------------------------------------------------------------
                                              Assets                    Assets                 Assets
                                 Number of    (in $      Number of      (in $     Number of    (in $
                                 Accounts   millions)*   Accounts     millions)*  Accounts   millions)*
                                 ---------  ----------   ---------    ----------  ---------  ----------
All Accounts                         5                       4            182.7      16         905.9

Accounts where advisory fee is       0          0            0                0       0             0
based on account performance
(Subset of above)

*Assets are rounded to the nearest one hundred thousand dollars.

POTENTIAL CONFLICTS OF INTEREST

      Individual Investment Professionals at Wellington Management manage multiple funds for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations), bank common trust accounts, and hedge funds. Each Fund's managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds ("Investment Professionals") generally manage funds in several different investment styles. These funds may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the relevant Fund. The Investment Professionals make investment decisions for each fund, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that fund. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one fund and not another fund, and the performance of securities purchased for one fund may vary from the performance of securities purchased for other funds. An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an Investment Professional may purchase a security in one fund while appropriately selling that same security in another fund. In addition, some of these funds have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees paid by the Fund to Wellington Management. Because incentive payments paid by Wellington Management to Investment Professional are tied to revenues earned by Wellington Management, and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given Fund may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional.

      Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on Investment Professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's Investment Professionals. Although Wellington Management does not track the time an Investment Professional spends on a single fund, Wellington Management does periodically assess whether an Investment Professional has adequate time and resources to effectively manage the Investment Professional's various client mandates.

DESCRIPTION OF COMPENSATION STRUCTURE

      Each Fund pays Wellington Management a fee based on the assets under management of the Funds as set forth in an Investment Sub-Advisory Agreement between Wellington Management and the Adviser with respect to each Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the each Fund. The following information relates to the period ended December 31, 2004.

      Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to our clients. Wellington Management's compensation of Investment Professionals" includes a base salary and incentive components. The base salary for each Investment Professional who is a partner of Wellington Management is determined by the Managing Partners of the firm. A partner's base salary is generally a fixed amount that may change as a result of an annual review. The base salaries for all other Investment Professionals are determined by the Investment Professional's experience and performance in their role as an Investment Professional. Base salaries for non-partners are reviewed annually and may be adjusted based on the recommendation of the Investment Professional's business manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries for non-partners. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the relevant Fund and generally each other fund managed by such Investment Professional. Each equity Investment Professional's incentive payment relating to a Fund is linked to the gross pre-tax performance of the Fund compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmark or peer groups, time periods and rates may differ) to other funds managed by these Investment Professionals, including funds with performance fees. Fixed income Investment Professionals' incentive on the relevant Fund is based solely on the revenues earned by Wellington Management. There is no potential for additional performance-related compensation. The performance-based incentive compensation component across all funds managed by an Investment Professional can, and typically does, represent a significant portion of an Investment Professional's overall compensation; performance-based incentive compensation varies significantly by individual and can vary significantly from year to year. Some Investment Professionals are also eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than performance. Each partner of Wellington Management is also eligible to participate in a partner-funded retirement plan.

Each of the following Investment Professionals is a partner of the firm:

      -     Steven C. Angeli

      -     Karl E. Bandtel

      -     James A. Bevilacqua

      -     Michael T. Carmen

      -     Stephen T. O'Brien

      -     Matthew E. Megargel

      -     Thomas L. Pappas

Wellington Management's incentive payments to its Investment Professionals are based on comparisons of each Fund's performance relative to the following benchmark and/or relevant peer group:

            FUND                     INCENTIVE BENCHMARK(s) / PEER GROUPS
----------------------------    -----------------------------------------------
Small Cap Growth Fund           Russell 2000 Growth Index

Mid Cap Stock Fund              50% Russell Mid Cap Growth Index/50% Lipper Mid
                                Cap Growth Average

Natural Resources Fund          60% MSCI World Energy Index/30% MSCI World
                                Metals & Mining Index/10% MSCI World Paper &
                                Forest Products Index

Small Cap Value Fund            Russell 2000 Value Index

Growth & Income Fund            50% Lipper Large Cap Core Average/50% S&P 500
                                Index

Investment Quality Bond Fund    Not Applicable

                        WELLS FARGO FUND MANAGEMENT, LLC
                                 ("WELLS FARGO")
                                 Core Bond Fund
                            U.S. High Yield Bond Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

      William Stevens and Marie Chandoha served as portfolio managers for (i) 9 registered investment companies with approximately $___ billion in total net assets, (ii) 2 other pooled investment vehicles with approximately $633.3 million in total net assets, and approximately 37 other accounts with approximately $7 billion in total net assets.

      Roger Wittlin and Phil Susser served as portfolio managers for (i) 4 registered investment companies with approximately $___ million in total net assets, (ii) 5 other pooled investment vehicles with approximately $898.5 million in total net assets, and approximately 10 other accounts with approximately $723.1 million in total net assets.

POTENTIAL CONFLICTS OF INTEREST

      As an investment adviser, Wells Capital has fiduciary responsibilities to act in the best interests of its clients. Such duties include: reasonable and independent basis for its investment advice, seeking best price execution for clients' securities transactions, ensuring that the investment advice is suitable to the client's objectives, and refraining from engaging in personal securities transactions inconsistent with client interests.

      Wells Capital has an internal compliance group headed by the Director of Business Risk Management, Mai Shiver, who reports directly to the firm president. All employee investment activities are monitored by the internal compliance group according to the Compliance Manual and Code of Ethics documents, which set forth compliance policies, procedures and requirements for the firm and its employees.

      All of the accounts managed by the portfolio managers of the U.S. High Yield Bond Fund seek to maximize total return with a high level of current income in below investment-grade bonds. The process is bottom-up with a focus on credit analysis of individual securities rated primarily below BBB. The objective is to outperform the Merrill Lynch U.S. High Yield Master II Index. All client accounts are managed similarly in the Sutter High Yield strategy. Fund holdings and performance results between small and large account sizes are very similar but will differ slightly. Return and fund holding dispersion may occur due to slight security allocation imperfections, the "ramping-up" of new clients, and other account- specific considerations. No dispersion exists from individual portfolio manager decisions as all funds are executed on a team approach and are executed across all accounts based on suitability.

      All of the accounts managed by the portfolio managers of the Core Bond Fund utilize a bottom up security selection process to identify investment opportunities from a universe of high-grade liquid bonds. The manager employs a broad array of fixed income securities, including U.S. Government, corporate, mortgage-backed and asset-backed securities and CMOs in the investment process. To minimize dispersion among accounts, and to the extent possible, securities or types of securities purchased or sold are allocated across all the accounts by their respective asset sizes. Nonetheless, changing or significantly different fund sizes can produce some dispersion.

      Wells Capital has adopted fixed income compliance procedures and policies to manage potential conflicts of interest such as allocation of investment opportunities. No advisory account will be favored over any other advisory account. Investment opportunities within a strategy generally are allocated pro-rata, either based on an individual security or groupings of similar securities, subject to investment guidelines and overall risk targets. Allocations of individual securities and security types between investment strategies generally are based on meeting targeted risk objectives. Trades frequently are made to rebalance funds that have experienced cash flows and are not allocated pro-rata.

DESCRIPTION OF COMPENSATION STRUCTURE

      Wells Capital Management has a comprehensive and competitive compensation program. Wells Capital Management surveys our industry annually to reassess the standing of critical components including salary points, cash bonus incentives, and deferred compensation.

      Wells Capital Management custom tailors personal scorecards to measure positive contributions to relative investment results. Well Capital Management presets ranges so incentive opportunities are known and measured continually. Wells Capital Management may additionally utilize "revenue share" programs to reward outstanding performance and to retain outstanding people.

      Compensation for portfolio managers is focused on annual and historical investment performance as compared to the fund's objectives, contribution to client retention and business relationships, and asset growth. Research analysts are also evaluated based on the performance of the sectors that they cover in the fund and their security recommendations. Investment team compensation structure is directly linked to the value added to clients' funds as measured by the performance metrics described here.

      Long-tenured investment professionals with proven success may also participate in a revenue sharing program that is tied to the success of their respective investment portfolios, aligns the interests of the investment team with the clients' and provides direct participation in the growth and success of the company and its clients. Revenue sharing is one example of a powerful incentive program that helps to retain and attract the caliber of investment talent that we believe characterizes Wells Capital Management's investment teams.

APPENDIX D

PROXY VOTING POLICIES AND PROCEDURES

                           [TO BE ADDED BY AMENDMENT]

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

      (a) Agreement and Declaration of Trust dated June 28, 2005, filed herewith.

      (b)   By-laws of the Trust dated June 28, 2005, filed herewith.

      (c)   See Exhibits (a) and (b).

      (d) Advisory Agreement and Subsidiary Agreements (to be filed by amendment)

      (e) Underwriting Agreement and Distribution Agreements (to be filed by amendment)

      (f)   Not Applicable

      (g)   Custodian Agreement (to be filed by amendment)

      (h)   Other Material Contracts (to be filed by amendment)

      (i)   Opinion and Consent of Counsel (to be filed by amendment)

      (j) Consent of Independent Public Accounting Firm (to be filed by amendment)

      (k)   Not Applicable

      (l)   Not Applicable

      (m) Plan of Distribution pursuant to Rule 12b-1 (to be filed by amendment)

      (n) Multiple Class Plan pursuant to Rule 18f-3 (to be filed by amendment)

      (o)   Not Applicable

      (p) Codes of Ethics of the Registrant and its Investment Adviser, Principal Underwriter and Subadvisers (to be filed by amendment)

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      [To be filed by amendment]

ITEM 25. INDEMNIFICATION

The Registrant's Agreement and Declaration of Trust filed herewith contains, and the Underwriting Agreement to be filed by amendment is expect to contain, provisions limiting the liability, and providing for the indemnification, of the Trustees and officers under certain circumstances.

Registrant's Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 25, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

See "Fund Details" in the Prospectuses and "Investment Management Arrangements and Other Services" in the Statement of additional Information for information regarding the business of the Adviser and each of the Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and each of the Subadvisers, reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940, each of which is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

      (a) John Hancock Funds, LLC acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor for [to be provided by amendment]

      (b) The following table presents certain information with respect to each director and officer of John Hancock Funds, LLC:

Name and Principal Business Position and Offices with Position and Offices with
Address                     Underwriter               Registrant

      [To be filed by amendment]

      (c) None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, [NAME/ADDRESS] and its transfer agent [NAME/ADDRESS], with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of John Hancock Investment Management Services, LLC, 601 Congress Street, Boston, Massachusetts, 02210. Registrant is informed that all applicable accounts, books documents required to be maintained by registered investment advisers are in the custody and possession of John Hancock Investment Management Services, LLC.

ITEM 29. MANAGEMENT SERVICES

      Not applicable.

ITEM 30. UNDERTAKINGS

      Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on this 30th day of June 2005.

                                             JOHN HANCOCK FUNDS II

                                             By: /s/ James A. Shepherdson

                                                     Name: James A. Shepherdson
                                                     Title: President

      Pursuant to the requirements of the Securities Act, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE                       TITLE                        DATE

/s/ James A. Shepherdson        President                    June 30, 2005
James A. Shepherdson

/s/ John J. Danello             Secretary & Trustee          June 30, 2005
John J. Danello

/s/ Bruce R. Speca              Trustee                      June 30, 2005
Bruce R. Speca

/s/ Betsy A. Seel               Trustee                      June 30, 2005
Betsy A. Seel